GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 98.1%
Alabama – 1.7%
Alabama Economic Settlement Authority RB for BP Exploration & Production, Inc. Series 2016 A (A2/A-)
$5,000,000	4.000%	09/15/2033	$ 5,010,180
Black Belt Energy Gas District Gas Prepay RB 2019 Series A (NR/NR)(a)(b)
22,955,000	4.000	12/01/2049	22,820,961
Black Belt Energy Gas District Gas Supply RB Series 2021A (NR/NR)(a)(b)
1,270,000	4.000	06/01/2051	1,254,684
County of Jefferson AL Sewer Revenue (NR/NR)(c)
14,875,000	0.000	10/01/2050	15,479,926
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
1,500,000	5.000	11/15/2035	1,650,868
450,000	5.000	11/15/2036	487,207
875,000	5.000	11/15/2037	937,683
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B1/BB-)
4,820,000	5.750	10/01/2049	4,925,804
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
1,000,000	5.000	10/01/2024	1,011,201
1,000,000	5.000	10/01/2025	1,022,531
Independent Development Board City of Prattville International Paper Company Project Environmental Improvement Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR)(a)(b)
225,000	2.000	11/01/2033	219,820
Industrial Development Board City of Prattville International Paper Company Project Recovery Zone Facility Revenue Refunding Bonds Series 2019C (NON-AMT) (BBB/NR)(a)(b)
225,000	2.000	11/01/2033	219,820
Industrial Development Board City of Selma International Paper Company Project Gulf Opportunity Zone Revenue Refunding Bonds Series 2019A (BBB/NR)(a)(b)
1,750,000	2.000	11/01/2033	1,709,709
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (A2/AA)
740,000	5.000	10/01/2044	753,160
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (A2/AA)(c)
4,645,000	0.000	10/01/2046	4,821,286
Jefferson County Senior Lien Sewer Revenue Current Interest Warrants Series 2013-A (NR/AA)
9,600,000	5.500	10/01/2053	9,814,240
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
13,500,000	6.000	10/01/2042	14,219,661
17,015,000	6.500	10/01/2053	17,937,507
Midcity Improvement District Special Assessment RB Series 2022 (NR\NR)
200,000	3.875	11/01/2027	185,028
500,000	4.250	11/01/2032	441,453

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Alabama – (continued)
Southeast Alabama Gas Supply District Gas Supply RB Series 2018A (NR/NR)(a)(b)
$5,500,000	4.000%	06/01/2049	$ 5,489,351
Southeast Energy Authority Commodity Supply RB Series 2022A-1 (NR/NR)(a)(b)
6,000,000	5.500	01/01/2053	6,380,081
The Industrial Board of the Town of West Jefferson Pollution Control Revenue Refunding Bonds for Alabama Power Company Project Series 1998 (NR/A-)
8,540,000	3.650	06/01/2028	8,540,000
The Industrial Development Board of the City of Mobile Pollution Control RB for Alabama Power Company Barry Plant Project Series 2007-C (NR/A-)(a)(b)
3,470,000	3.780	06/01/2034	3,470,000
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 A (A1/NR)
2,820,000	4.000	06/01/2024	2,816,505
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A1/NR)(b)(d)
(1M USD LIBOR + 0.85%)
10,000,000	4.337	06/01/2049	10,000,185

			141,618,851

Alaska – 0.0%
Northern Tobacco Securitization Corp. Tobacco Settlement Asset Back Bonds Series 2021 (NR/A)
1,650,000	5.000	06/01/2031	1,820,785
American Samoa – 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 B (Ba3/NR)(e)
1,790,000	2.470	09/01/2024	1,725,769
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)(e)
1,500,000	3.720	09/01/2027	1,344,742

			3,070,511

Arizona – 1.5%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(d)
(3M USD LIBOR + 0.81%)
21,670,000	4.517	01/01/2037	20,313,961
Arizona IDA Education RB for Academies of Math & Science Projects Series 2023 (NR/BB+)(e)
515,000	4.500	07/01/2033	503,649
250,000	5.250	07/01/2043	242,476
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/NR)(e)
8,000,000	6.500	11/01/2053	7,702,441
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG)
(NR/AA-)
425,000	3.375	07/01/2041	355,113

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
$1,400,000	5.000%	11/01/2044	$ 1,432,922
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
570,000	5.000	01/01/2043	366,122
3,250,000	4.500	01/01/2049	1,798,049
2,095,000	5.000	01/01/2054	1,234,190
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/CCC+)
1,565,000	5.000	01/01/2037	951,447
1,105,000	5.000	01/01/2038	657,630
300,000	5.000	01/01/2043	164,385
2,125,000	5.000	01/01/2049	1,115,066
600,000	5.125	01/01/2054	303,925
Arizona Industrial Development Authority RB for Kipp New York, Inc. Jerome Facility Series 2021 B (NR/BBB-)
620,000	4.000	07/01/2041	551,459
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
875,000	4.000	07/01/2041	778,268
1,000,000	4.000	07/01/2051	822,656
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (Baa3/NR)*
365,000	5.000	05/01/2024	255,500
300,000	5.000	05/01/2029	195,000
650,000	5.000	05/01/2031	422,500
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)(e)
530,000	3.000	12/15/2031	455,711
City of Chandler IDA Industrial Development RB Series 2007 (A+/NR)(a)(b)
10,000,000	2.700	12/01/2037	9,981,012
City of Chandler IDA Industrial Development RB Series 2019 (A+/NR)(a)(b)
7,300,000	5.000	06/01/2049	7,356,209
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A1/A)
1,375,000	3.000	07/01/2049	1,034,725
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A1/A)
2,290,000	3.250	07/01/2049	1,760,636
City of Phoenix Civic Improvement Corporation RB for Rental Car Facility Charge Series 2019 A (A3/BBB+)
2,225,000	5.000	07/01/2045	2,331,372
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (Aa2/AAA)
7,000,000	5.000	07/01/2030	7,405,402

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Coconino County Pollution Control Refunding RB for Nevada Power Company Projects Pollution Control Corp. Series 2017A (NR/A+)(a)(b)
$2,225,000	4.125%	09/01/2032	$ 2,233,639
County of Maricopa IDA Education RB Series 2021A (BB+/NR)(e)
550,000	3.000	07/01/2031	482,598
1,050,000	4.000	07/01/2041	863,153
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (BB+/NR)(e)
1,100,000	2.100	07/01/2026	1,030,131
3,225,000	2.625	07/01/2031	2,728,573
3,225,000	3.500	07/01/2044	2,368,859
County of Pima IDA Senior Living RB for La Posada at Pusch Ridge Project Series 2022A (NR/NR)(e)
2,500,000	6.750	11/15/2042	2,532,565
County of Pima IDA Senior Living RB for La Posada at Pusch Ridge Project Series 2022B-3 (NR/NR)(e)
4,500,000	5.125	11/15/2029	4,450,477
Entertainment Center Community Facilities District RB Series 2017 (NR/NR)
4,588,000	4.000	07/01/2037	4,552,052
Equitable National Charter School Revolving Loan Fund RB for Arizona IDA Series 2019A (NR/A)
1,055,000	5.000	11/01/2024	1,070,938
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
395,000	3.500	07/01/2029	360,586
376,000	4.100	07/01/2034	343,181
1,096,000	4.750	07/01/2043	964,856
Glendale City Subordinate RB Refunding Series 2017 (A1/AA)
2,500,000	5.000	07/01/2028	2,703,050
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
535,000	4.000	05/15/2031	489,436
900,000	5.000	05/15/2041	832,765
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (NR/NR)
5,140,000	5.000	11/15/2042	5,146,392
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB)
380,000	4.000	02/15/2041	329,221
295,000	4.000	02/15/2046	242,803
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)(e)
300,000	4.000	07/01/2030	288,893
600,000	5.000	07/01/2040	586,134
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)(e)
500,000	4.000	07/01/2051	380,552

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(e)
$250,000	5.000%	10/01/2026	$ 250,109
400,000	5.125	10/01/2030	402,733
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
200,000	4.000	07/01/2025	199,504
200,000	4.000	07/01/2026	199,771
200,000	4.000	07/01/2027	200,349
325,000	4.000	07/01/2028	326,594
250,000	4.000	07/01/2029	251,829
500,000	4.000	07/01/2034	499,407
700,000	5.000	07/01/2039	724,273
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(e)
375,000	4.750	05/01/2030	365,595
225,000	5.500	05/01/2040	215,924
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/BBB+)
12,135,000	5.000	12/01/2037	12,688,153
The Industrial Development Authority of The County of Maricopa RB Banner Health, Series 2023A (NR/AA-)(a)(b)
2,850,000	5.000	01/01/2053	2,977,280

			124,774,201

Arkansas – 0.3%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
5,790,000	5.000	12/01/2047	6,006,731
4,630,000	3.200	12/01/2049	3,349,301
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
315,000	3.000	07/01/2032	269,431
310,000	3.125	07/01/2036	245,085
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
4,700,000	3.500	07/01/2038	4,659,277
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (NR/BBB-)
1,030,000	5.000	06/01/2024	1,037,322
1,215,000	5.000	06/01/2025	1,233,990
1,705,000	5.000	06/01/2026	1,751,621
1,820,000	5.000	06/01/2027	1,894,302
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (NR/BBB+)
550,000	5.000	08/01/2026	571,701
500,000	5.000	08/01/2028	518,318
Pulaski County Little Rock School District Construction GO Bonds Series 2017 (ST AID WITHHLDG) (Aa2/NR)
5,185,000	3.000	02/01/2024	5,176,477

			26,713,556

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – 8.2%
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)
$1,000,000	0.000	%(f)	08/01/2037	$ 578,161
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
670,000	4.000		09/01/2024	670,093
500,000	4.000		09/01/2025	500,413
370,000	4.000		09/01/2026	371,735
415,000	4.000		09/01/2027	416,588
410,000	4.000		09/01/2028	412,024
345,000	4.000		09/01/2029	346,415
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
1,000,000	5.000		05/01/2040	1,052,548
Bay Area Toll Authority Bridge RB 2021 Series D (AA/AA)(b)(d) (SIFMA Municipal Swap Index Yield + 0.30%)
12,750,000	3.530		04/01/2056	12,440,375
Bay Area Toll Authority Bridge RB 2021 Series E (AA/AA)(b)(d) (SIFMA Municipal Swap Index Yield + 0.41%)
8,450,000	3.640		04/01/2056	8,217,575
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
205,000	4.000		09/01/2023	204,974
210,000	4.000		09/01/2024	209,841
220,000	4.000		09/01/2025	219,911
230,000	4.000		09/01/2026	230,739
235,000	4.000		09/01/2027	235,449
255,000	4.000		09/01/2029	255,480
275,000	4.000		09/01/2031	273,384
290,000	4.000		09/01/2032	287,967
300,000	5.000		09/01/2033	313,006
215,000	5.000		09/01/2034	224,089
330,000	5.000		09/01/2035	342,877
345,000	3.000		09/01/2036	303,200
360,000	3.000		09/01/2037	309,492
370,000	3.000		09/01/2038	311,075
380,000	3.000		09/01/2039	315,572
1,160,000	5.000		09/01/2044	1,174,809
1,475,000	5.000		09/01/2049	1,486,645
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (NR/NR)(a)(b)
25,000,000	4.000		05/01/2053	24,999,445
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (NR/BBB-)
70,000	4.000		06/01/2049	69,614
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
270,000	5.000		06/01/2050	270,816

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/BBB+)
$950,000	4.000%		06/01/2049	$ 877,741
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB-)
170,000	5.000		06/01/2049	173,343
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)
2,375,000	0.000	(f)	06/01/2055	516,416
California County Tobacco Securitization Agency RB Refunding Series 2020 A (NR/BBB+)
825,000	4.000		06/01/2049	762,248
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB-)
750,000	5.000		06/01/2049	762,353
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)
12,130,000	0.000	(f)	06/01/2055	2,056,658
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)
45,220,000	0.000	(f)	06/01/2055	5,290,243
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (Aaa/AAA)
5,000,000	5.250		04/01/2040	6,103,026
California Educational Facilities Authority RB for Stanford University Series 2014 U-6 (Aaa/AAA)
3,500,000	5.000		05/01/2045	4,141,076
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (Baa3/NR)
575,000	5.000		08/01/2040	591,529
600,000	5.000		08/01/2045	610,342
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (A1/AA)
500,000	5.000		02/01/2042	517,361
California Health Facilities Financing Authority RB for Lucile Salter Packard Childrens Hospital at Stanford 2016 Series B (A1/A+)
10,000,000	5.000		08/15/2055	10,201,373
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A1/A+)
375,000	5.000		11/15/2028	406,730
350,000	5.000		11/15/2029	379,355
565,000	5.000		11/15/2030	609,058
1,010,000	5.000		11/15/2042	1,052,164
California Health Facilities Financing Authority RB Series 2017A (BBB+/Baa2)
5,800,000	5.000		08/15/2042	5,877,618
California Health Facilities Financing Authority Refunding RB Lucile Salter Packard Children’S Hospital At Stanford 2022 Series A Forward Delivery (A1/A+)
2,250,000	4.000		05/15/2051	2,158,162

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Infrastructure & Economic Development Bank for Brightline West Passenger Rail Project Series RB Series 2020A (NR/NR)(a)(b)(e)
$22,500,000	3.650%	01/01/2050	$ 22,404,816
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)(a)(b)
4,500,000	1.200	12/01/2050	3,883,872
California Infrastructure & Economic Development Bank RB Series A (A-/NR)
1,095,000	4.000	05/01/2039	1,082,132
California Infrastructure & Economic Development Bank RB Series B (A-/NR)
3,790,000	4.000	05/01/2039	3,745,461
1,755,000	4.000	05/01/2040	1,709,958
2,140,000	4.000	05/01/2041	2,080,630
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A3/A-)
1,300,000	5.000	02/01/2034	1,358,983
1,150,000	5.000	02/01/2035	1,199,294
775,000	5.000	02/01/2042	794,120
1,125,000	5.000	02/01/2047	1,149,141
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
650,000	4.000	07/01/2031	639,868
1,830,000	4.000	07/01/2041	1,615,697
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
200,000	5.000	10/01/2026	206,814
200,000	5.000	10/01/2027	209,448
150,000	5.000	10/01/2028	158,864
225,000	5.000	10/01/2029	238,383
125,000	5.000	10/01/2030	132,269
225,000	5.000	10/01/2031	237,635
225,000	5.000	10/01/2032	237,012
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(e)
430,000	5.000	10/01/2034	427,048
1,125,000	5.000	10/01/2039	1,070,809
1,035,000	5.000	10/01/2049	938,196
California Municipal Finance Authority Revenue Refunding Bonds for Eisenhower Medical Center Series 2017A (Baa2/NR)
4,275,000	5.000	07/01/2042	4,360,459
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
860,000	5.000	12/31/2023	863,278
800,000	5.000	12/31/2024	810,261
2,570,000	5.000	12/31/2026	2,664,218
2,005,000	5.000	06/30/2027	2,090,013
3,005,000	5.000	12/31/2027	3,152,332
12,225,000	5.000	12/31/2043	12,418,677

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardends Project Series 2022B-1 (NR\NR)
$375,000	2.750%	11/15/2027	$ 355,079
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardends Project Series 2022B-2 (NR\NR)
645,000	2.125	11/15/2026	609,002
California Municipal Finance Authority Solid Waste Disposal Refunding RB Republic Services, Inc. Project Series 2021A (NR/BBB+/A-2)(a)(b)
8,330,000	4.100	07/01/2041	8,333,705
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (B+/NR)
3,625,000	4.000	07/15/2029	3,583,747
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (Baa3/NR)
400,000	5.000	06/01/2035	403,306
California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (AMT) (NR/A-/A-2)
4,130,000	3.000	11/01/2025	4,037,344
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)*(e)
1,750,000	6.750	12/01/2028	1,050,000
14,195,000	7.500	12/01/2040	8,516,875
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3
(NR/A-)
4,000,000	4.300	07/01/2040	4,036,420
California Pollution Control Financing Authority VRD Solid Waste RB Series 2001A (A-/A-2/NR)(a)(b)
1,250,000	2.500	07/01/2031	1,235,244
California Pollution Control Financing Authority VRD Solid Waste RB Series 2003A (A-/A-2/NR)(a)(b)
3,500,000	2.500	11/01/2038	3,458,682
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2012 (NR/NR)(e)
1,175,000	5.000	07/01/2037	1,175,838
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (NR/NR)(e)
2,750,000	5.000	07/01/2034	2,941,868
3,000,000	5.000	07/01/2035	3,179,067
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)(e)
13,845,000	5.000	07/01/2030	13,918,586
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)(e)
360,000	5.000	07/01/2023	360,000
445,000	5.000	07/01/2024	450,176

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)(e) – (continued)
$1,330,000	5.000%	07/01/2029	$ 1,390,216
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(e)
1,000,000	5.000	06/15/2040	958,065
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (BB-/NR)(e)
760,000	6.250	04/01/2052	758,901
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (BBB-/NR)(e)
900,000	5.000	10/01/2042	920,838
California School Finance Authority Charter School RB for Classical Academies Vista Project Serires 2021 (NR/BBB-)(e)
450,000	4.000	10/01/2046	380,365
California School Finance Authority Charter School RB for Hawking Steam Charter School Project Series 2022 (NR/BB+)(e)
950,000	5.250	07/01/2052	903,897
California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)(e)
1,000,000	6.250	06/01/2042	1,021,164
California School Finance Authority Charter School RB Orange County Educational Arts Academy Project Series 2023A (NR/NR)(e)
545,000	5.000	06/01/2033	544,975
California School Finance Authority Charter School Refunding RB Partnerships To Uplift Communities Project Series 2023 Social Bonds (NR/BB+)(e)
715,000	5.000	08/01/2033	728,754
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)(e)
195,000	3.000	10/01/2030	181,380
500,000	5.000	10/01/2040	508,547
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)(e)
290,000	2.000	10/01/2025	274,383
435,000	3.000	10/01/2031	400,483
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)(e)
1,280,000	4.000	07/01/2030	1,242,928
1,250,000	5.000	07/01/2040	1,229,523
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT)(NR/NR)(e)
435,000	5.000	06/01/2041	408,985
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 B (NR/NR)(e)
400,000	4.875	06/01/2027	373,488
California School Finance Authority RB Refunding Series 2016 (NR/BBB)(e)
3,925,000	5.000	08/01/2046	3,920,034
California School Finance Authority School Facility Refunding RB Value Schools, Series 2023A (NR/BBB-)(e)
930,000	5.000	07/01/2033	976,549

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California State Various Purpose GO Bonds Series 2017 (Aa2/AA-)
$1,250,000	5.000%	08/01/2046	$ 1,309,743
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
130,000	5.000	09/01/2030	133,449
130,000	5.000	09/01/2037	132,205
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(e)
1,375,000	7.250	09/01/2050	1,331,460
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
625,000	4.000	09/01/2041	565,242
530,000	4.000	09/01/2051	448,866
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
875,000	5.000	09/02/2034	931,876
595,000	5.000	09/02/2039	616,111
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
2,630,000	5.000	09/02/2033	2,783,548
875,000	5.000	09/02/2038	904,399
350,000	5.000	09/02/2043	357,466
1,040,000	5.000	09/02/2048	1,055,643
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
3,781,000	5.000	09/02/2029	3,955,220
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/NR)
645,000	4.000	09/02/2023	644,528
670,000	4.000	09/02/2024	667,396
1,500,000	5.000	09/02/2034	1,575,642
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(e)
550,000	3.000	06/01/2029	498,274
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2014A (NR/BB)
2,975,000	5.250	12/01/2044	2,945,835
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/BBB+)
365,000	5.000	08/01/2028	384,375
300,000	5.000	08/01/2029	315,992
315,000	5.000	08/01/2030	331,989

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)(e)
$400,000	5.000%	07/01/2024	$ 398,742
900,000	5.000	07/01/2029	901,607
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (NR/A-)
150,000	5.000	04/01/2030	155,678
70,000	5.000	04/01/2031	72,693
385,000	4.000	04/01/2032	385,578
455,000	4.000	04/01/2034	454,534
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2021 A (NR/A-)
3,235,000	3.000	04/01/2037	2,723,048
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB-)
8,910,000	5.500	12/01/2054	8,896,321
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 B (NR/BB-)
7,000,000	6.000	12/01/2024	6,916,374
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (NR/BB-)(e)
1,725,000	5.000	12/01/2031	1,763,297
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,710,000	4.000	09/02/2028	1,694,157
1,250,000	5.000	09/02/2040	1,286,482
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
1,250,000	5.000	09/02/2038	1,291,998
1,500,000	5.000	09/02/2048	1,521,875
California Statewide Communities Development Authority Special Assessment for Statewide Community Infrastructure Program Series 2019 C (NR/NR)
345,000	4.000	09/02/2023	344,852
355,000	4.000	09/02/2024	354,294
1,015,000	4.000	09/02/2029	1,023,262
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
450,000	5.125	09/01/2042	454,477
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
5,175,000	5.000	05/15/2042	5,265,488
1,800,000	5.000	05/15/2047	1,821,296

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Student Housing Refunding RB for University of California Irvine East Campus Apartments Series 2016 (Baa1/NR)
$1,175,000	5.000%		05/15/2040	$ 1,194,328
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (NON-AMT) (A-/BBB+)
3,990,000	1.750		09/01/2029	3,386,422
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)
22,510,000	0.000	(f)	06/01/2046	3,486,819
CFD No. 2016-1 of The Root Creek Water District Improvement Area No. 2 Series 2023 Special Tax Bonds (NR/NR)
1,000,000	5.000		09/01/2048	1,002,529
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
245,000	4.000		09/01/2027	245,841
250,000	4.000		09/01/2028	250,672
165,000	3.000		09/01/2037	135,426
170,000	3.000		09/01/2038	136,264
175,000	3.000		09/01/2039	138,151
180,000	3.000		09/01/2040	138,445
620,000	3.125		09/01/2044	467,367
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (Aa1/AA)
3,500,000	0.000	(f)	06/01/2034	2,391,038
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000	4.000		09/01/2042	541,858
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
825,000	4.000		09/01/2041	747,984
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(e)
100,000	4.000		09/01/2026	99,179
150,000	4.000		09/01/2031	148,298
650,000	4.000		09/01/2036	610,667
City of Alameda Community Facilities District 2023 Special Tax Bonds (NR/NR)
575,000	5.000		09/01/2048	553,682
City of Beaumont CFD No. 2016-3 Sundance 2023 Special Tax Bonds (NR/NR)
500,000	5.000		09/01/2048	502,453
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000	4.000		09/01/2029	1,131,269
1,275,000	4.000		09/01/2032	1,267,023
485,000	4.000		09/01/2040	443,300
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
2,000,000	5.250		09/01/2042	2,069,307
2,000,000	5.375		09/01/2047	2,068,680

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Chino Public Financing Authority Local Agency Refunding Bonds Series 2019A (NR/NR)
$225,000	4.000%	09/01/2025	$ 224,863
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(e)
1,000,000	5.000	09/01/2035	1,058,404
City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (Aa2/AA)
3,750,000	5.000	05/15/2026	3,903,944
3,150,000	5.000	05/15/2028	3,373,791
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series F (Aa3/AA-)
4,000,000	4.000	05/15/2049	3,821,739
City of Los Angeles Department of Airports International Airport Subordinate RB 2023 Series A (Aa3/AA-)
5,000,000	5.000	05/15/2035	5,574,965
1,750,000	5.000	05/15/2036	1,931,734
1,250,000	5.000	05/15/2037	1,366,069
1,255,000	5.000	05/15/2038	1,364,249
City of Los Angeles, LAX Subordinate RB 2022 Series A (Aa3/AA-)
9,155,000	4.000	05/15/2038	9,077,430
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
305,000	4.000	09/01/2028	306,385
330,000	4.000	09/01/2030	328,854
150,000	3.000	09/01/2038	117,750
160,000	3.000	09/01/2039	123,221
City of Oroville RB for Oroville Hospital Series 2019 (NR/B+)
1,140,000	5.000	04/01/2024	1,127,257
1,325,000	5.000	04/01/2027	1,212,342
1,000,000	5.000	04/01/2029	873,287
1,250,000	5.000	04/01/2030	1,083,868
1,500,000	5.000	04/01/2031	1,286,366
City of Palm Desert Community Facilities District No. 2005-1 Special Tax Refunding Bonds Series 2021 A (NR/NR)
165,000	4.000	09/01/2030	164,427
190,000	4.000	09/01/2033	187,905
200,000	4.000	09/01/2036	191,709
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
670,000	4.000	09/02/2026	667,638
800,000	4.000	09/02/2031	795,840
City of Rancho Cordova Sunridge Anatolia Community Facilities District Special Tax Bonds Series 2016 (NR/NR)
1,280,000	4.000	09/01/2029	1,285,249
500,000	4.000	09/01/2030	500,630
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2026	102,687
100,000	5.000	09/01/2027	103,129
95,000	5.000	09/01/2028	98,087
95,000	5.000	09/01/2029	97,871

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR) – (continued)
$135,000	5.000%	09/01/2031	$ 138,697
245,000	5.000	09/01/2032	251,570
225,000	5.000	09/01/2033	230,885
145,000	5.000	09/01/2034	148,790
150,000	5.000	09/01/2035	153,557
680,000	5.000	09/01/2036	694,321
270,000	5.000	09/01/2037	274,915
245,000	5.000	09/01/2038	248,954
485,000	5.000	09/01/2039	492,028
City of Roseville CA ST Series 2019 (NR/NR)
85,000	4.000	09/01/2023	84,980
80,000	4.000	09/01/2024	79,931
150,000	4.000	09/01/2025	149,940
275,000	5.000	09/01/2026	285,464
210,000	5.000	09/01/2027	221,172
160,000	5.000	09/01/2028	170,983
170,000	5.000	09/01/2029	181,698
110,000	5.000	09/01/2030	117,034
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
325,000	3.000	09/01/2029	303,052
815,000	5.000	09/01/2034	866,142
445,000	5.000	09/01/2039	460,783
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
70,000	4.000	09/01/2024	69,908
95,000	4.000	09/01/2026	95,193
65,000	5.000	09/01/2030	69,492
190,000	4.000	09/01/2032	189,674
225,000	4.000	09/01/2034	223,302
265,000	4.000	09/01/2036	256,587
305,000	4.000	09/01/2038	287,201
330,000	4.000	09/01/2040	303,817
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(e)
495,000	4.000	09/01/2028	500,528
City of San Francisco Airport Commission International Airport Second Series RB Series 2018E (A1/A+)
4,650,000	5.000	05/01/2048	4,889,921
City of San Francisco Airport Commission International Airport Second Series RB Series 2019A (A1/A+)
26,310,000	5.000	05/01/2049	27,129,817
City of San Jose, California Airport Revenue Refunding Bonds Series 2017A (AMT) (A2/A)
4,110,000	5.000	03/01/2047	4,193,034
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
600,000	5.000	09/01/2035	635,042
1,000,000	5.000	09/01/2040	1,031,645

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)
$320,000	2.000%	09/01/2024	$ 307,993
330,000	2.250	09/01/2026	304,544
350,000	2.375	09/01/2028	314,901
380,000	2.750	09/01/2031	338,825
405,000	3.000	09/01/2033	362,426
415,000	3.000	09/01/2034	369,412
270,000	3.000	09/01/2035	235,384
900,000	3.125	09/01/2037	755,416
740,000	3.125	09/01/2039	601,719
810,000	3.250	09/01/2041	647,810
City of Upland Community Facilities District No. 2015-1 Special Tax Improvement Area No.1 Series 2019 B (NR/NR)
95,000	3.125	09/01/2037	82,212
700,000	3.250	09/01/2041	575,132
600,000	3.500	09/01/2049	484,625
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (NR/AA)
275,000	3.125	08/01/2035	264,357
Community Facilities District of the Menifee Union School District Improvement Area Special Tax Bonds (NR/NR)
850,000	5.000	09/01/2042	864,478
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000	5.000	09/01/2034	473,844
725,000	5.000	09/01/2039	747,992
County of Los Angeles CA Community Facilities District NO 2021-01
2,250,000	5.000	09/01/2047	2,263,986
County of Sacramento RB Refunding for Airport System Series 2018 C (AMT) (A2/A+)
1,745,000	5.000	07/01/2039	1,816,301
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
1,165,000	5.000	09/01/2027	1,196,637
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
395,000	3.125	09/01/2044	294,823
1,630,000	3.125	09/01/2049	1,166,275
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (A/Baa2)
3,255,000	4.000	01/15/2046	3,147,354
Folsom Ranch Financing Authority Special Tax for City of Folsom Community Facilities District No. 21 Series 2021 (NR/NR)
415,000	4.000	09/01/2046	360,020
500,000	4.000	09/01/2050	422,583
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (Baa2/A-)
1,300,000	3.950	01/15/2053	1,211,956
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB-/NR)
14,310,000	3.850	06/01/2050	12,964,414

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)(g)
$22,180,000	5.000%	06/01/2028	$ 24,727,160
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (ST APPROP) (A+/Aa3)(g)
13,395,000	5.000	06/01/2025	13,931,085
Improvement Area B of The City of Fillmore CFD No. 5, California Heritage Valley Parks Special Tax Bonds, 2023 Series (NR/NR)
2,370,000	5.000	09/01/2048	2,377,871
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (NR/AA)(e)
665,000	4.000	06/01/2036	676,199
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (NR/A-)
870,000	3.678	06/01/2038	807,550
Irvine Unified School District Community Facilities District Special Tax Bonds Series 2017 D (NR/NR)
1,390,000	5.000	03/01/2057	1,398,195
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
645,000	5.000	09/01/2025	660,740
645,000	5.000	09/01/2026	670,127
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
475,000	5.000	09/01/2025	486,592
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
425,000	5.000	09/01/2026	440,915
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000	09/01/2025	179,523
175,000	4.000	09/01/2026	174,944
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (NR/NR)
350,000	5.000	09/01/2030	373,323
305,000	5.000	09/01/2032	323,667
360,000	5.000	09/01/2034	380,369
455,000	5.000	09/01/2036	474,329
Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
775,000	5.000	09/01/2043	791,168
2,500,000	5.000	09/01/2048	2,535,299
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (NR/AA)
3,000,000	3.500	09/01/2035	2,898,001
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,300,000	3.000	08/01/2046	2,607,215
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (AMT) (Aa2/AA)
2,335,000	5.000	05/15/2034	2,491,601

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Los Angeles Department of Airports Subordinated RB Series 2018 A (AMT) (Aa3/AA-)
$7,000,000	5.250%		05/15/2048	$ 7,283,198
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (Aa3/AA-)
1,000,000	5.000		05/15/2035	1,052,960
Los Angeles Department of Airports Subordinated RB Series 2018 D (AMT) (Aa3/AA-)
6,000,000	5.000		05/15/2030	6,489,971
Los Angeles Unified School District 2014 GO Refunding Bonds Series C (A+/Aa3)
4,520,000	5.000		07/01/2027	4,605,008
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (AGC) (Aa3/AA)
2,000,000	0.000	(f)	08/01/2037	1,140,476
4,500,000	0.000	(f)	08/01/2038	2,428,081
4,500,000	0.000	(f)	08/01/2039	2,318,068
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL) (NR/AA-)
1,205,000	0.000	(f)	08/01/2026	1,090,337
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa3/NR)
2,510,000	0.000	(f)	08/01/2035	1,575,335
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
3,750,000	6.500		11/01/2039	4,505,263
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
3,105,000	6.125		11/01/2029	3,331,761
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
5,000,000	5.750		08/01/2035	5,283,423
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/BBB+)(d)
	(3M U.S. T-Bill MMY + 0.72%)
4,025,000	4.411		07/01/2027	3,999,579
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A2/AA)
2,150,000	0.000	(f)	08/01/2031	1,611,344
4,150,000	0.000	(f)	08/01/2032	2,976,220
3,550,000	0.000	(f)	08/01/2033	2,437,391
6,450,000	7.000		08/01/2038	7,399,117
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
590,000	4.000		09/01/2023	589,898
320,000	4.000		09/01/2024	319,794
400,000	4.000		09/01/2025	399,839
1,490,000	4.000		09/01/2026	1,492,591
305,000	4.000		09/01/2027	305,627
500,000	4.000		09/01/2028	501,731
Rialto Unified School District County of San Bernardino, California GO Bonds, Election of 2022, Series 2023 (Aa3/AA)(h)
3,250,000	4.000		08/01/2052	3,169,790

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
$1,800,000	5.000%	09/01/2042	$ 1,723,413
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
875,000	4.000	09/01/2041	755,865
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
195,000	4.000	09/01/2027	195,150
205,000	4.000	09/01/2028	205,077
210,000	4.000	09/01/2029	209,658
220,000	4.000	09/01/2030	219,100
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
750,000	5.000	09/01/2025	768,771
1,075,000	5.000	09/01/2026	1,118,180
1,000,000	5.000	09/01/2027	1,056,365
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
100,000	5.000	09/01/2031	106,336
185,000	5.000	09/01/2032	196,737
165,000	5.000	09/01/2033	175,052
175,000	4.000	09/01/2034	174,456
150,000	4.000	09/01/2035	147,852
125,000	3.000	09/01/2036	106,058
470,000	5.000	09/01/2039	485,900
250,000	3.250	09/01/2041	200,681
400,000	5.000	09/01/2045	408,217
1,000,000	5.000	09/01/2049	1,016,533
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000	2.500	09/01/2037	645,646
600,000	4.000	09/01/2041	558,494
1,000,000	4.000	09/01/2050	877,314
Sacramento City Unified School District GO RB Refunding Series 2015 (AGM) (NR/AA)
1,000,000	5.000	07/01/2029	1,016,360
Sacramento County Financing Authority RB Series 2007B (NATL) (AA-/Aa3)(d)
	(3M USD LIBOR + 0.55%)
21,585,000	4.232	06/01/2034	20,648,910
San Diego Community College District 2016 GO Refunding Bonds (AAA/Aaa)(g)
5,500,000	5.000	08/01/2026	5,875,450
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A2/NR)
2,850,000	4.000	07/01/2039	2,808,177
San Diego Unified School District 2012 GO Refunding Bonds Series R-2 (Aa2/AA-)(c)
4,700,000	0.000	07/01/2041	4,376,046

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (Aa2/AA-)
$5,000,000	0.000	%(f)	07/01/2039	$ 2,637,223
San Diego Unified School District GO Bonds for Election of 2012 Series 2013 C (Aa2/AA-)
3,500,000	4.000		07/01/2042	3,500,000
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2013 A (AMT) (A1/A)
2,000,000	5.500		05/01/2028	2,001,930
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 G (AMT) (NR/A)
1,300,000	5.000		05/01/2027	1,360,905
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (NR/A-)
1,000,000	5.000		08/01/2033	1,055,863
San Jacinto Unified School District Financing Authority Special Tax RB Series 2019 (NR/NR)
500,000	5.000		09/01/2036	514,409
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL) (Baa2/NR)
1,715,000	0.000	(f)	01/15/2026	1,559,517
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (NR/A)(g)
1,000,000	5.000		01/15/2025	1,032,172
State of California Various Purpose GO Refunding Bonds (Aa2/AA-)
10,775,000	4.000		03/01/2037	11,166,461
State of California Various Purpose GO Refunding Bonds (Aa2/AA-)
5,600,000	4.000		10/01/2042	5,700,081
Stockton Unified School District GO Refunding Bonds Series 2016 (Aa3/A+)
2,735,000	5.000		08/01/2025	2,849,688
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A)
885,000	5.000		06/01/2026	928,804
1,180,000	5.000		06/01/2027	1,256,870
920,000	5.000		06/01/2028	995,855
1,780,000	5.000		06/01/2029	1,952,119
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A-)
1,745,000	5.000		06/01/2032	1,920,259
870,000	5.000		06/01/2034	951,070
435,000	5.000		06/01/2035	472,374
870,000	5.000		06/01/2036	937,094
870,000	5.000		06/01/2039	922,876

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (NR/BBB-)
$2,495,000	5.000%		06/01/2048	$ 2,540,783
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)
7,975,000	0.000	(f)	06/01/2054	1,480,123
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
475,000	2.375		09/02/2041	317,045
1,050,000	2.500		09/02/2046	674,850
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A (NR/NR)
1,200,000	5.000		10/01/2026	1,249,048
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
580,000	5.000		10/01/2029	629,433
490,000	5.000		10/01/2030	535,131
1,025,000	5.000		10/01/2031	1,118,702
880,000	5.000		10/01/2033	955,423
615,000	5.000		10/01/2035	659,559
705,000	5.000		10/01/2036	751,861
880,000	5.000		10/01/2037	931,356
880,000	5.000		10/01/2038	924,253
880,000	5.000		10/01/2039	921,089
970,000	5.000		10/01/2040	1,012,337
950,000	5.000		10/01/2045	976,076
205,000	2.400		10/01/2049	197,028
995,000	5.000		10/01/2049	1,015,657
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL) (Baa2/AA-)
1,175,000	0.000	(f)	08/01/2025	1,092,952
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
800,000	5.000		09/01/2047	807,754

				684,203,193

Colorado – 3.9%
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (Aa2/NR)
6,910,000	5.250		12/01/2040	7,252,399
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (ST AID WITHHLDG) (NR/NR)(g)
325,000	5.250		12/01/2026	350,057
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,425,000	4.700		12/01/2047	1,168,643
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
2,975,000	5.500		12/01/2050	2,664,070

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(c)(e)
$1,855,000	0.000%	12/01/2049	$ 1,581,905
Board of Governors of Colorado State University System RB Refunding Series 2017 C (ST HGR ED INTERCEPT PROG) (ST HGR ED INTERCEPT PROG) (NR/NR)(g)
9,555,000	5.000	03/01/2028	10,519,765
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Series 2017 A (NR/NR)
525,000	5.000	12/01/2037	516,405
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
525,000	5.000	12/01/2035	498,875
1,030,000	5.000	12/01/2040	930,970
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(e)
1,120,000	5.000	12/01/2040	1,072,200
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
1,000,000	5.250	12/01/2038	975,199
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
515,000	5.000	12/01/2041	460,162
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (Aa1/AA+)
3,510,000	6.000	12/15/2029	3,978,615
10,805,000	6.000	12/15/2030	12,223,419
City Center West Residential Metropolitan District No. 2 GO Bonds Senior Series 2019 A (NR/NR)
1,035,000	5.000	12/01/2049	932,660
City of Denver Airport System Subordinate RB Series 2018A (AMT) (A1/A)
11,000,000	5.250	12/01/2043	11,531,103
City of Denver Aviation Airport System RB Series 2022D (Aa3/AA-)
5,500,000	5.000	11/15/2053	5,750,700
City of Denver RB for Department of Aviation Airport System Series 2022A (AMT) (Aa3/A+)
5,000,000	5.500	11/15/2053	5,462,149
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (NR/NR)
900,000	4.000	10/01/2056	698,311
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
150,000	4.000	05/01/2036	139,610
150,000	4.000	05/01/2041	130,599
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/NR)(e)
300,000	5.000	02/01/2034	300,110
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)(e)
1,100,000	5.000	10/01/2029	1,119,414

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)(e) – (continued)
$2,500,000	5.000%	10/01/2039	$ 2,389,955
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (Baa3/NR)
305,000	4.000	11/01/2029	292,186
400,000	5.000	11/01/2039	393,131
Colorado Educational & Cultural Facilities Authority RB Refunding for West Ridge Academy Charter School Project Series 2019 A (MORAL OBLG) (Aa3/NR)
325,000	5.000	06/01/2049	326,251
350,000	5.000	06/01/2054	351,120
Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
650,000	5.000	09/01/2052	629,016
Colorado Educational and Cultural Facilities Authority Charter School RB for STEM School Project Series 2019 (NR/Baa3)
700,000	5.000	11/01/2049	667,792
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
3,040,000	6.000	07/01/2036	2,889,018
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
1,925,000	6.000	07/01/2031	1,882,300
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-1 (Baa1/A-)
3,965,000	5.000	08/01/2025	4,054,929
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-2 (Baa1/A-)
145,000	5.000	08/01/2037	152,263
Colorado Health Facilities Authority RB for Commonspirit Health Series 2022A (Baa1/A-)
6,400,000	5.500	11/01/2047	6,850,282
8,000,000	5.250	11/01/2052	8,343,095
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Baa1/NR)
1,800,000	4.000	09/01/2050	1,584,127
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)(a)
21,534,543	5.000	07/01/2057	16,984,158
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/AA)
3,900,000	4.000	11/15/2043	3,825,077
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
1,000,000	5.000	08/01/2030	1,077,641
270,000	5.000	08/01/2035	287,262
3,010,000	4.000	08/01/2044	2,811,512
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
1,000,000	5.000	08/01/2035	1,063,935
2,500,000	5.000	08/01/2036	2,642,108
1,500,000	5.000	08/01/2038	1,569,721

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-) – (continued)
$3,035,000	5.000%	08/01/2039	$ 3,166,128
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (NR/NR)(g)
1,150,000	5.000	06/01/2027	1,241,062
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (NR/A+)
1,730,000	4.000	11/01/2039	1,656,505
12,310,000	5.000	11/01/2039	12,839,849
6,105,000	5.000	11/01/2044	6,272,010
Colorado Health Facilities Authority RB Series 2019A (NR/A+)
1,225,000	5.000	11/01/2025	1,268,789
Colorado Health Facilities Authority RB Series 2019A-2 (A-/Baa1)
3,495,000	4.000	08/01/2049	3,194,916
Colorado Health Facilities Authority Revenue Refunding Bonds Series 2019A Scl Health System (Aa1/AA+)
4,000,000	4.000	01/01/2037	4,047,718
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds Series 2017 C (Aa2/AA)
6,100,000	5.000	03/01/2043	6,476,134
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds Series 2017 C (NR/NR)(g)
8,205,000	5.000	03/01/2028	9,014,594
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
775,000	5.250	12/01/2051	683,700
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,210,000	4.000	12/01/2029	2,973,331
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
889,000	5.000	12/01/2039	851,510
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Senior Bonds Series 2021A (NR/NR) (NR/NR)(e)
740,000	5.000	12/01/2029	681,232
1,940,000	5.500	12/01/2039	1,688,600
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(e)
2,730,000	5.000	12/01/2029	2,526,664
3,105,000	5.500	12/01/2039	2,730,479
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A2/A)
1,500,000	5.000	12/01/2038	1,566,563
Denver City & County Airport RB Series 2013 A (AMT) (A2/A)
5,000,000	5.500	11/15/2029	5,024,242
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (NR/B)
27,295,000	5.000	10/01/2032	27,320,141
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)(e)
5,245,000	5.000	12/01/2026	5,442,874
5,285,000	5.000	12/01/2027	5,551,178

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Bonds Series 2016 (BBB-/Baa2)
$1,235,000	5.000%		12/01/2033	$ 1,265,000
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
640,000	5.000		12/01/2030	659,248
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
300,000	5.000		12/01/2031	308,690
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
765,000	5.000		12/01/2024	776,079
205,000	5.000		12/01/2025	210,158
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)(e)
4,760,000	5.000		12/01/2024	4,828,939
1,000,000	5.000		12/01/2034	1,043,853
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
1,880,000	5.000		12/01/2030	1,982,572
Denver Health and Hosptial Authority Colorado Healthcare RB Series 2019A (NR/BBB)
1,425,000	5.000		12/01/2031	1,501,546
1,310,000	5.000		12/01/2033	1,376,125
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)(e)
4,355,000	5.250		12/01/2039	4,395,542
E-470 Public Highway Authority RB Refunding Series 2010 A (AGM-CR) (A2/AA)
1,500,000	0.000	(f)	09/01/2035	946,875
E-470 Public Highway Authority RB Refunding Series 2020 A (A2/A)
2,335,000	5.000		09/01/2036	2,594,170
E-470 Public Highway Authority RB Series 2010 A (A2/A)
6,000,000	0.000	(f)	09/01/2040	2,797,632
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)(e)
2,800,000	5.550		12/01/2047	2,822,917
First Creek Village Metropolitan District GO Bonds Series 2019 A (Ba1/NR)
175,000	3.000		12/01/2029	154,401
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR) (NR/NR)
570,000	3.750		12/01/2034	465,083
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
650,000	4.000		12/01/2031	553,778
Hogback Metropolitan District LT GO Bonds Series 2021A3 (NR/NR) (NR/NR)
725,000	5.000		12/01/2041	663,574
1,550,000	5.000		12/01/2051	1,343,447
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
900,000	5.000		12/01/2039	861,840

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Indy Oak TOD Metropolitan District GO Bonds Series 2020 A (NR/NR)(e)
$1,070,000	5.500%	12/01/2050	$ 1,008,824
Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
9,236,000	4.250	12/01/2046	7,651,810
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
1,375,000	5.000	12/01/2039	1,319,908
1,000,000	5.000	12/01/2049	917,727
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,185,000	5.750	12/01/2050	1,158,087
Meridian Ranch Metropolitan District GO LT Bonds Series 2022
(NR/NR)
1,105,000	6.500	12/01/2042	1,095,740
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A
(NR/NR)
1,380,000	5.000	12/01/2039	1,311,710
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,940,000	3.500	12/01/2041	2,219,069
Mulberry Metropolitan District LT GO Bonds Series 2022A (NR/NR)
2,450,000	7.000	12/01/2052	2,499,298
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
500,000	5.500	12/01/2048	482,402
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
160,000	4.000	12/01/2023	160,153
175,000	4.000	12/01/2024	175,450
100,000	4.000	12/01/2025	100,424
315,000	4.000	12/01/2026	317,716
290,000	4.000	12/01/2029	292,023
205,000	4.000	12/01/2030	205,401
225,000	4.000	12/01/2031	223,894
Peak Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)(e)
500,000	4.000	12/01/2035	426,712
500,000	5.000	12/01/2041	460,247
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
925,000	5.000	12/01/2040	879,531
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2049	599,758
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)(g)
1,000,000	5.625	12/01/2023	1,037,851
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A2/A-)
2,000,000	6.250	11/15/2028	2,145,808
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
5,000,000	5.000	12/01/2039	4,768,202

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
$1,250,000	4.000%	12/01/2036	$ 1,049,513
2,000,000	4.000	12/01/2041	1,555,942
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
899,000	5.000	12/01/2049	824,689
Regional Transportation Distrcit Private Activity Bonds for Denver Transit Partners Eagle P3 Project Series 2020 (Baa1\NR)
450,000	5.000	07/15/2028	481,972
715,000	5.000	01/15/2029	770,748
400,000	5.000	07/15/2029	434,356
500,000	5.000	01/15/2030	545,755
350,000	5.000	07/15/2030	384,368
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000	5.000	12/01/2049	785,568
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
2,875,000	5.000	12/01/2039	2,753,126
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)(g)
386,000	4.500	12/01/2023	399,201
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,240,000	5.000	12/01/2049	1,201,082
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
75,000	5.000	12/01/2025	77,549
190,000	5.000	12/01/2026	199,522
150,000	5.000	12/01/2027	159,939
235,000	5.000	12/01/2028	254,669
175,000	5.000	12/01/2029	192,518
300,000	4.000	12/01/2030	314,802
300,000	4.000	12/01/2031	314,098
375,000	4.000	12/01/2032	391,771
220,000	4.000	12/01/2034	229,479
325,000	4.000	12/01/2039	326,863
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	444,987
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (Ba1/NR)
1,000,000	5.000	12/01/2037	986,026
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (Ba1/NR)
100,000	3.500	12/01/2027	93,837
115,000	5.000	12/01/2037	113,393
325,000	5.000	12/01/2047	305,005
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	979,819

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A3/NR)
$350,000	5.000%	12/01/2032	$ 374,259
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
1,805,000	3.750	12/01/2040	1,533,456
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
925,000	4.150	12/01/2030	878,392
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (NR/AA)
195,000	5.000	12/01/2026	206,059
205,000	5.000	12/01/2027	220,321
210,000	5.000	12/01/2028	229,207
210,000	5.000	12/01/2029	232,300
215,000	5.000	12/01/2030	237,319
230,000	5.000	12/01/2031	253,811
250,000	5.000	12/01/2032	275,625
255,000	5.000	12/01/2033	280,682
285,000	5.000	12/01/2034	311,969
100,000	5.000	12/01/2035	108,821
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (NR/AA)
115,000	5.000	12/15/2023	115,730
135,000	5.000	12/15/2026	142,369
125,000	5.000	12/15/2027	131,823
125,000	5.000	12/15/2028	131,841
125,000	5.000	12/15/2029	131,786
125,000	5.000	12/15/2030	131,805
135,000	5.000	12/15/2031	142,309
160,000	5.000	12/15/2032	168,592
Vauxmont Metropolitan District Senior LT GO Special Revenue Refunding Bonds Series 2020 (NR/AA)
200,000	5.000	12/01/2024	204,327
180,000	5.000	12/01/2025	186,962
West Meadow Metropolitan District Town of Fraser, Grand County, Colorado LT GO Senior Bonds Series 2023A (NR/NR)(e)
1,000,000	6.000	12/01/2038	1,025,791
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A (NR/NR)
1,000,000	5.000	12/01/2040	918,138
Wild Plum Metropolitan District GO Bonds Series 2019 A (NR/NR)(g)
595,000	5.000	12/01/2024	623,966
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
1,230,000	5.375	12/01/2048	1,176,616

			327,496,525

Connecticut – 1.5%
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
450,000	5.000	08/01/2026	469,219

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
City of New Haven GO Bonds Series 2018 A (NR/BBB+) – (continued)
$965,000	5.000%	08/01/2027	$ 1,019,642
1,165,000	5.000	08/01/2028	1,244,653
750,000	5.500	08/01/2029	824,235
350,000	5.500	08/01/2030	383,182
525,000	5.500	08/01/2031	572,292
500,000	5.500	08/01/2032	544,621
405,000	5.500	08/01/2033	440,774
City of New Haven GO Refunding Bonds Series 2019 B (AGM) (A2/AA)
600,000	5.000	02/01/2027	633,973
1,050,000	5.000	02/01/2028	1,129,556
City of Stamford Housing Authority RB Anticipation Notes for Dogwoods Project Series 2022 (NR/NR)(e)
1,500,000	11.000	12/01/2027	1,566,246
Connecticut Health & Educational Facilities Authority RB for University of Hartford Series N (NR/BBB-)
375,000	5.000	07/01/2024	375,141
Connecticut State GO Bonds Series 2018 C (Aa3/A+)
680,000	5.000	06/15/2028	748,480
Connecticut State GO Refunding Bonds Series 2017 B (Aa3/A+)
5,000,000	5.000	04/15/2028	5,484,354
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)(e)
400,000	5.000	01/01/2030	395,855
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BBB-)
575,000	5.000	07/01/2026	577,845
440,000	5.000	07/01/2027	443,952
530,000	5.000	07/01/2028	536,760
485,000	5.000	07/01/2029	493,022
875,000	5.000	07/01/2030	889,015
645,000	5.000	07/01/2031	654,659
575,000	5.000	07/01/2032	582,114
475,000	5.000	07/01/2033	479,645
450,000	5.000	07/01/2034	453,237
870,000	4.000	07/01/2039	736,502
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)(e)
3,645,000	4.750	10/01/2048	3,255,797
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (Aa3/AA)
5,540,000	5.000	11/01/2026	5,900,662
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/CCC+)(e)
3,750,000	7.000	02/01/2045	3,749,874
State of Connecticut GO Bonds 2020 Series A (Aa3/A+)
5,000,000	4.000	01/15/2036	5,197,736
State of Connecticut GO Bonds Series 2018 (Aa3/A+)
1,770,000	5.000	06/15/2027	1,908,427
755,000	5.000	06/15/2029	827,010
State of Connecticut GO Refunding Bonds 2018 Series B (Aa3/AA-)
135,000	5.000	04/15/2028	148,078

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut GO Unlimited Bonds Series 2019 A (Aa3/A+)
$1,500,000	5.000%	04/15/2025	$ 1,551,905
1,215,000	5.000	04/15/2028	1,332,698
1,000,000	5.000	04/15/2035	1,100,690
1,000,000	5.000	04/15/2036	1,094,738
1,000,000	5.000	04/15/2039	1,074,754
State of Connecticut Health & Educational Facilities Authority RB Series B (AA-/AA-)(a)(b)
2,290,000	1.800	07/01/2049	2,246,727
State of Connecticut Health and Educational Facilities Authority for Yale University Issue RB Series U-2 (Aaa/WR\AAA)(a)(b)
15,000,000	1.100	07/01/2033	14,393,648
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BBB-)
2,285,000	5.375	07/01/2052	2,167,851
State of Connecticut State Revolving Fund RB Series 2017 A (Aaa/AAA)
9,655,000	5.000	05/01/2036	10,348,503
State of Connecticut State Revolving Fund RB Series 2019 A (Aaa/AAA)
5,000,000	5.000	02/01/2032	5,612,567
4,000,000	5.000	02/01/2033	4,486,379
14,215,000	5.000	02/01/2036	15,760,553
8,640,000	5.000	02/01/2037	9,505,819
6,295,000	5.000	02/01/2039	6,856,809
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(e)
480,000	4.000	04/01/2036	418,244
400,000	4.000	04/01/2041	327,807
West Haven GO Bonds Series 2017 A (Baa3/BBB)
325,000	5.000	11/01/2025	337,060
325,000	5.000	11/01/2026	343,201
325,000	5.000	11/01/2027	349,036
West Haven GO Bonds Series 2017 B (Baa3/BBB)
645,000	5.000	11/01/2024	658,763
240,000	5.000	11/01/2026	253,440

			122,887,750

Delaware – 0.2%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR\BB)
370,000	3.000	06/01/2032	310,429
450,000	4.000	06/01/2042	362,150
Delaware Economic Development Authority Charter Schools RB Series 2021 (BBB+/NR)
1,425,000	4.000	09/01/2041	1,293,587
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB)
700,000	5.000	06/01/2025	715,193
760,000	5.000	06/01/2026	787,963

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Delaware – (continued)
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB) – (continued)
$725,000	5.000%	06/01/2027	$ 760,226
600,000	5.000	06/01/2029	642,226
Delaware Health Facilities Authority Revenue Refunding Bonds for Christiana Care Health System Series 2020A (Aa2/AA+)
5,000,000	5.000	10/01/2040	5,299,622
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
390,000	4.000	08/01/2029	380,120
1,050,000	5.000	08/01/2039	1,031,057
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
530,000	4.000	09/01/2030	529,464
1,550,000	5.000	09/01/2040	1,595,223
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
478,000	4.000	07/01/2023	478,000
516,000	4.000	07/01/2024	513,389
532,000	4.000	07/01/2025	528,577
579,000	4.000	07/01/2026	573,680
641,000	4.000	07/01/2027	635,818
2,120,000	4.000	07/01/2030	2,073,622
University of Delaware RB Series 2015 (WR/AA+)(g)
1,805,000	5.000	05/01/2025	1,868,096

			20,378,442

District of Columbia – 1.3%
District of Columbia GO Refunding Bonds Series 2017 A (Aaa/AA+)
10,000,000	5.000	06/01/2035	10,724,410
District of Columbia Income Tax Secured RB Series 2022A (Aa1/AAA)
6,000,000	5.500	07/01/2047	6,861,895
District of Columbia Metropolitan Airport Authority Airport System Revenue Refunding Bonds Series 2015A (NR/AA-)
12,000,000	5.000	10/01/2034	12,142,193
District of Columbia Private Activity RB Series 2022A (NR/NR)
1,750,000	5.500	02/28/2037	1,872,949
District of Columbia RB for International School Series 2019 (NR/BBB)
860,000	5.000	07/01/2039	868,578
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
1,275,000	4.000	07/01/2039	1,162,534
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A2/A+)
1,250,000	2.532	04/01/2029	1,096,739
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodel RB Series 2022E (Aa2\AA+)(a)(b)
2,875,000	3.000	10/01/2057	2,816,517
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2018A (Aa3/AA-)
6,375,000	5.000	10/01/2033	6,820,113

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2019A (AMT) (AA-/Aa3)
$7,500,000	5.000%	10/01/2044	$ 7,822,948
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2020B (Aa3/AA-)
1,555,000	5.000	10/01/2029	1,749,704
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
19,325,000	5.000	10/01/2026	20,162,938
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A2/A)
1,060,000	5.000	10/01/2031	1,142,486
850,000	5.000	10/01/2033	913,558
2,570,000	5.000	10/01/2035	2,740,078
850,000	5.000	10/01/2037	897,070
850,000	5.000	10/01/2038	895,259
1,275,000	5.000	10/01/2039	1,339,800
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A2/AA)
2,130,000	3.000	10/01/2050	1,598,520
2,960,000	4.000	10/01/2053	2,809,140
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
925,000	5.000	10/01/2047	961,377
1,550,000	4.000	10/01/2053	1,422,545
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds for Dulles Metrorail & Capital Improvement Projects Series 2019B (Baa2/A-)
9,000,000	4.000	10/01/2049	8,380,762
Washington Metropolitan Airports Authority Airport System Revenue Refunding Bonds Series 2015B (AMT) (Aa3/AA-)
5,620,000	5.000	10/01/2035	5,747,174
Washington Metropolitan Airports Authority Airport System Revenue Refunding Bonds Series 2019B (AMT) (Aa3/AA-)
2,445,000	5.000	10/01/2026	2,598,739

			105,548,026

Florida – 11.7%
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
915,000	5.375	06/15/2042	917,422
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
5,000,000	3.250	05/01/2036	4,588,853
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
475,000	4.000	05/01/2025	471,623
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
40,000	4.000	05/01/2024	39,895
215,000	4.500	05/01/2029	215,995

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$325,000	2.875%	05/01/2025	$ 315,642
1,420,000	3.625	05/01/2040	1,151,181
1,725,000	4.000	05/01/2051	1,339,259
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/BBB) (NR/NR)
2,250,000	4.000	10/01/2040	1,789,103
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
95,000	3.500	05/01/2024	94,348
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
360,000	2.500	05/01/2024	355,954
370,000	3.000	05/01/2025	357,575
380,000	3.000	05/01/2026	364,914
395,000	3.125	05/01/2027	379,458
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
150,000	4.250	05/01/2027	148,937
320,000	4.750	05/01/2036	313,736
Arbors Community Development District Capital Improvement RB Series 2023 (NR/NR)
600,000	4.500	05/01/2030	602,400
1,000,000	5.400	05/01/2043	1,013,616
Arlington Ridge Community Development District Special Assessment RB Series 2019 (NR/NR)
215,000	3.600	05/01/2029	207,204
315,000	4.000	05/01/2036	289,024
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
140,000	3.125	11/01/2024	138,054
990,000	3.500	11/01/2030	908,900
1,705,000	4.000	11/01/2040	1,473,015
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(e)
110,000	4.200	05/01/2024	109,862
630,000	4.550	05/01/2029	634,024
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2023 Assessment Area Three Project (NR/NR)
700,000	5.125	06/15/2043	694,366
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(e)
305,000	2.500	05/01/2026	290,613
500,000	3.000	05/01/2031	445,833
425,000	3.200	05/01/2041	327,097
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(e)
155,000	2.500	05/01/2026	147,688
315,000	3.000	05/01/2031	280,875

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
$70,000	3.350%	11/01/2024	$ 69,284
200,000	3.700	11/01/2029	192,979
695,000	4.125	11/01/2039	617,998
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
115,000	5.000	05/01/2028	116,979
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
200,000	3.000	05/01/2032	174,019
220,000	3.375	05/01/2041	171,539
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
330,000	5.375	05/01/2028	339,210
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
125,000	2.250	05/01/2026	117,645
435,000	2.750	05/01/2031	375,752
Avalon Park West Community Development District Special Assessment RB for Pasco County Project Area Series 2022 (NR/NR)
500,000	5.500	05/01/2042	510,358
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
225,000	2.500	05/01/2025	217,902
320,000	3.250	05/01/2030	301,026
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (NR/A-)
180,000	2.500	05/01/2024	178,393
180,000	3.000	05/01/2025	174,677
190,000	3.000	05/01/2026	182,368
Avenir Community Development District Special Assessment Bonds Series 2023 (NR/NR)
800,000	4.500	05/01/2030	794,390
1,300,000	5.375	05/01/2043	1,277,347
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(e)
30,000	3.625	06/01/2024	29,807
450,000	4.000	06/01/2030	435,123
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
210,000	2.500	05/01/2025	203,018
285,000	3.000	05/01/2030	262,487
775,000	4.000	05/01/2040	710,673
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
325,000	2.500	05/01/2025	314,195
250,000	3.000	05/01/2030	230,227

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
$105,000		2.500%	05/01/2025	$ 101,509
145,000		3.000	05/01/2030	133,532
385,000		4.000	05/01/2040	351,443
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
205,000		5.000	11/01/2031	207,434
100,000		5.250	11/01/2046	100,043
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(e)
130,000		4.000	11/01/2024	129,601
360,000		4.500	11/01/2029	363,176
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
2,000,000		4.250	05/01/2032	1,955,268
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
275,000		2.375	05/01/2026	260,006
Bannon Lakes Community Development District Special Assessment RB for St. Johns County Series 2016 (NR/NR)
50,000		4.500	11/01/2025	50,098
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
175,000		5.000	11/01/2036	175,803
305,000		5.000	11/01/2048	288,270
Bannon Lakes Community Development District Special Assessment RB Series 2022 (NR\NR)
350,000		3.300	05/01/2032	310,433
1,385,000		4.000	05/01/2042	1,173,585
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015
A-1	(NR/A-)
525,000		4.250	05/01/2029	534,274
465,000		4.500	05/01/2035	467,654
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
305,000		4.500	05/01/2025	305,644
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
125,000		2.750	05/01/2024	123,995
90,000		3.000	05/01/2025	87,308
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
325,000		3.500	05/01/2024	324,496
340,000		3.500	05/01/2025	336,136
350,000		3.500	05/01/2026	344,862
365,000		3.500	05/01/2027	359,039
Bellagio Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
160,000		2.750	11/01/2023	159,057

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bellagio Community Development District Special Assessment Bonds Series 2016 (NR/BBB) – (continued)
$170,000	3.000%	11/01/2025	$ 162,175
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
425,000	2.625	05/01/2025	411,790
1,075,000	3.250	05/01/2030	982,358
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
190,000	2.500	12/15/2025	181,705
325,000	3.125	12/15/2030	300,690
Berry Bay Community Development District Special Assessment RB Series 2023 (NR/NR)
1,000,000	5.500	05/01/2043	1,011,262
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
50,000	3.000	06/15/2025	48,628
465,000	3.250	06/15/2030	424,123
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
85,000	3.500	06/15/2024	84,345
1,000,000	4.000	06/15/2032	953,905
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
190,000	2.500	05/01/2026	179,828
455,000	3.000	05/01/2031	402,493
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
165,000	2.875	05/01/2025	159,584
1,130,000	3.250	05/01/2031	1,019,150
500,000	3.625	05/01/2040	406,048
Bradbury Community Development District City of Haines City, Florida Special Assessment Bonds, Series 2023 (NR/NR)
750,000	4.375	05/01/2030	745,591
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR\NR)
400,000	3.000	06/15/2032	344,580
1,095,000	3.250	06/15/2042	816,816
Bridgewater North Community Development District Capital Improvement RB Series 2022 (NR\NR)
1,000,000	4.000	05/01/2042	849,481
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
325,000	2.375	05/01/2026	307,019
500,000	2.850	05/01/2031	435,525
Brookstone Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
265,000	4.375	05/01/2027	263,981
350,000	4.750	05/01/2032	348,507
Broward County Port Facilities RB Series 2019A (A1/A)
1,005,000	5.000	09/01/2037	1,083,957
1,050,000	5.000	09/01/2038	1,128,893
Broward County Port Facilities RB Series 2019B (A1/A)
3,520,000	4.000	09/01/2039	3,410,673

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
$4,700,000	4.000%	09/01/2049	$ 4,415,178
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
325,000	4.750	05/01/2027	324,194
400,000	5.250	05/01/2032	398,852
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
665,000	5.250	05/01/2042	664,160
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
105,000	3.250	12/15/2024	103,310
1,280,000	3.500	12/15/2030	1,173,029
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)(e)
28,215,000	5.250	12/01/2058	25,624,101
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)(e)
610,000	4.000	07/01/2041	492,484
760,000	4.000	07/01/2051	555,905
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)(e)
230,000	3.250	06/01/2031	196,907
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (Ba1/NR)(e)
320,000	3.000	12/15/2029	290,882
645,000	5.000	12/15/2039	611,705
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)(e)
900,000	4.000	12/01/2028	840,367
1,375,000	5.250	12/01/2043	1,307,210
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(e)
880,000	4.500	01/01/2035	791,175
Capital Trust Authority Educational Facilities Revenue Refunding Bonds Southeastern University Inc Project Series 2023A (NR/BB)(e)(h)
2,500,000	6.000	05/01/2043	2,496,862
2,500,000	6.250	05/01/2048	2,496,584
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (NR/A-)
558,000	4.250	05/01/2031	560,473
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
70,000	2.250	05/01/2026	65,829
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (NR/BBB)
110,000	3.500	11/01/2025	107,023
115,000	3.500	11/01/2026	111,396
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
245,000	2.500	05/01/2024	242,363

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (NR/BBB) – (continued)
$250,000	3.000%	05/01/2025	$ 242,042
255,000	3.000	05/01/2026	244,852
630,000	4.250	05/01/2037	599,952
Century Gardens Community Development District Special Assessment Bonds Series 2019 (NR/NR)(e)
66,000	3.875	11/01/2024	65,549
189,000	4.200	11/01/2029	186,924
750,000	5.000	11/01/2049	705,047
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
60,000	3.000	05/01/2025	58,297
625,000	3.375	05/01/2031	565,093
590,000	3.750	05/01/2040	485,771
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
180,000	2.400	05/01/2026	169,983
650,000	2.875	05/01/2031	565,182
740,000	3.350	05/01/2041	568,432
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(e)
260,000	2.500	05/01/2026	246,410
245,000	3.000	05/01/2031	215,504
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(e)
235,000	2.625	05/01/2025	226,923
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
360,000	3.750	05/01/2030	337,058
975,000	4.250	05/01/2040	868,037
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
1,430,000	3.250	05/01/2041	1,076,780
Charlotte County IDA Utility System RB Series 2021A (NR/NR)(e)
1,300,000	4.000	10/01/2051	991,317
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(e)
1,340,000	5.500	10/01/2036	1,353,093
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(e)
900,000	5.000	10/01/2029	909,237
1,000,000	5.000	10/01/2034	1,008,854
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A1/A+)
1,000,000	4.000	10/01/2034	1,016,168
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/NR)
2,000,000	5.125	06/01/2042	2,005,392
950,000	5.250	06/01/2052	946,278
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (NR/NR)
1,425,000	3.250	09/01/2025	1,377,392

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
City of Pompano Beach RB Series 2021B-2 (NR/BBB) (NR/NR)
$1,865,000	1.450%	01/01/2027	$ 1,652,669
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A2/A-)
900,000	4.000	07/01/2038	883,443
750,000	5.000	07/01/2040	778,314
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
415,000	5.000	01/01/2037	383,130
1,485,000	5.000	01/01/2047	1,279,178
1,395,000	5.000	01/01/2052	1,177,299
City of West Palm Beach Utility System RB Series 2017 A (Aa2/AA+)
15,000,000	5.000	10/01/2042	15,765,293
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A2/AA)(c)
5,000,000	0.000	05/01/2038	4,545,103
Coco Palms Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)(e)
50,000	3.625	06/15/2024	49,608
295,000	4.000	06/15/2029	287,741
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
620,000	5.375	05/01/2036	620,311
Coddington Community Development District Capital Improvement RB Series 2022 (NR/NR)
615,000	5.750	05/01/2042	633,285
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A)
900,000	2.500	05/01/2024	891,031
925,000	2.750	05/01/2025	895,656
915,000	3.000	05/01/2026	878,462
980,000	3.200	05/01/2027	940,178
1,015,000	3.250	05/01/2028	986,897
1,500,000	3.750	05/01/2046	1,318,784
Connerton East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,580,000	5.250	06/15/2043	1,598,256
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
90,000	3.200	12/15/2024	88,800
600,000	3.500	12/15/2029	572,699
325,000	4.000	12/15/2039	284,535
Coral Bay Community Development District Capital Improvement RB Series 2022 (NR/NR)
315,000	4.750	05/01/2032	315,355
250,000	5.500	05/01/2042	252,490
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
105,000	2.750	05/01/2025	101,849

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
$940,000	3.000%		05/01/2031	$ 857,171
820,000	3.000		05/01/2037	669,186
Corkscrew Crossing Community Development District Special Assessment Bonds Series 2023 (NR/NR)
675,000	5.100		05/01/2043	666,661
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(e)
55,000	3.750		11/01/2023	54,891
350,000	4.500		11/01/2028	349,652
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB)
133,000	3.250		05/01/2024	132,336
138,000	3.500		05/01/2025	134,889
143,000	3.625		05/01/2026	140,475
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/AA)
205,000	3.375		05/01/2024	204,542
215,000	3.500		05/01/2025	212,779
210,000	4.125		05/01/2035	210,710
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A1/A)
2,810,000	5.000		09/01/2033	3,037,670
2,955,000	5.000		09/01/2034	3,180,711
3,045,000	5.000		09/01/2035	3,259,126
1,610,000	4.000		09/01/2036	1,615,478
County of Miami-Dade Aviation RB Series 2019 A (AMT) (NR/A-)
4,500,000	4.000		10/01/2044	4,248,883
5,220,000	5.000		10/01/2044	5,386,927
County of Osceola Transportation RB Refunding Series 2019 A-1 (NR/BBB+)
400,000	5.000		10/01/2026	416,822
475,000	5.000		10/01/2027	501,698
525,000	5.000		10/01/2028	561,348
450,000	5.000		10/01/2029	485,158
770,000	5.000		10/01/2030	827,733
365,000	5.000		10/01/2031	390,740
415,000	5.000		10/01/2032	443,778
350,000	5.000		10/01/2033	373,417
265,000	5.000		10/01/2034	281,282
435,000	5.000		10/01/2035	458,206
600,000	5.000		10/01/2036	627,302
525,000	5.000		10/01/2037	545,912
805,000	5.000		10/01/2038	835,291
1,000,000	5.000		10/01/2039	1,033,759
3,160,000	5.000		10/01/2049	3,209,327
County of Osceola Transportation RB Refunding Series 2019 A-2 (NR/BBB+)
155,000	0.000	(f)	10/01/2025	140,831
275,000	0.000	(f)	10/01/2026	239,217

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
County of Osceola Transportation RB Refunding Series 2019 A-2 (NR/BBB+) – (continued)
$360,000	0.000	%(f)	10/01/2027	$ 299,371
500,000	0.000	(f)	10/01/2028	398,478
700,000	0.000	(f)	10/01/2029	534,195
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(e)
235,000	3.875		11/01/2024	233,302
740,000	4.250		11/01/2030	723,112
Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)(e)
100,000	3.125		11/01/2030	89,348
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
450,000	3.875		05/01/2027	439,816
755,000	4.250		05/01/2032	721,304
2,185,000	4.625		05/01/2042	1,989,820
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
2,000,000	4.250		05/01/2042	1,809,228
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (NR/NR)
385,000	4.000		05/01/2024	382,337
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
140,000	2.250		05/01/2026	132,623
400,000	2.700		05/01/2031	352,951
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
310,000	2.625		06/15/2025	299,017
660,000	3.000		06/15/2031	580,316
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(e)
105,000	2.625		05/01/2025	101,812
295,000	3.250		05/01/2030	269,077
Cypress Park Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
210,000	4.375		05/01/2027	207,589
410,000	4.750		05/01/2032	405,611
535,000	5.000		05/01/2042	513,529
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
65,000	3.750		11/01/2023	64,790
730,000	4.500		11/01/2028	733,596
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
2,450,000	5.400		05/01/2039	2,484,609
Deerbrook Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
1,095,000	5.250		05/01/2043	1,084,272
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
1,670,000	5.300		05/01/2039	1,689,079

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Del Webb Oak Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
$500,000	4.125%	05/01/2030	$ 497,918
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
180,000	3.250	05/01/2030	163,357
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
1,890,000	4.600	05/01/2028	1,903,602
745,000	4.250	12/15/2028	738,893
2,395,000	4.750	12/15/2038	2,315,099
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/AA)
690,000	3.750	05/01/2034	696,848
955,000	4.000	05/01/2037	964,416
DW Bayview Community Development District Sepcial Assessment Bonds for Manatee County Series 2022 (NR/NR)
175,000	4.500	05/01/2032	170,921
500,000	5.125	05/01/2042	490,787
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(e)
225,000	2.375	05/01/2026	212,445
470,000	3.000	05/01/2032	406,968
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
125,000	4.375	05/01/2027	124,987
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(e)
125,000	3.000	05/01/2025	121,885
440,000	3.625	05/01/2031	403,658
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
95,000	2.500	05/01/2026	89,986
330,000	3.000	05/01/2031	289,876
540,000	3.300	05/01/2041	412,769
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
305,000	2.250	05/01/2026	286,828
460,000	3.000	05/01/2032	398,054
East Homestead Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
105,000	3.750	11/01/2024	104,289
East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/NR)
280,000	4.125	11/01/2029	275,852
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR\NR)
355,000	3.250	05/01/2027	341,371
535,000	3.625	05/01/2032	492,006
785,000	4.000	05/01/2042	685,576

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
$65,000	2.750%	05/01/2025	$ 63,195
110,000	3.250	05/01/2030	103,602
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
295,000	2.500	05/01/2026	277,849
700,000	3.100	05/01/2031	618,029
Edgewater East Community Development District Special Assessment RB Series 2022 (NR\NR)
855,000	3.000	05/01/2027	797,038
1,875,000	3.375	05/01/2032	1,658,253
1,875,000	4.000	05/01/2042	1,584,404
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(e)
430,000	3.000	05/01/2030	384,474
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(e)
375,000	2.625	05/01/2031	318,898
1,860,000	3.125	05/01/2041	1,388,242
Epperson North Community Development District Capital Improvement RB Series 2021A (NR/NR) (NR/NR)
305,000	2.450	11/01/2026	285,643
430,000	3.100	11/01/2031	378,124
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
140,000	2.500	05/01/2026	132,581
355,000	3.000	05/01/2031	312,229
370,000	3.500	05/01/2041	289,443
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (BBB+/Baa2)
3,705,000	4.000	08/15/2045	3,312,200
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB+)
1,000,000	5.000	08/15/2031	1,057,305
3,080,000	5.000	08/15/2032	3,253,341
1,000,000	5.000	08/15/2033	1,055,083
2,125,000	5.000	08/15/2034	2,234,809
2,760,000	5.000	08/15/2035	2,882,097
8,960,000	5.000	08/15/2036	9,289,568
3,605,000	5.000	08/15/2040	3,674,435
Escambia County International Paper Company Environmental Improvement Revenue Refunding Bonds Series 2019B (BBB/NR)(a)(b)
400,000	2.000	11/01/2033	390,791
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
660,000	3.250	11/01/2025	643,391
1,375,000	3.625	11/01/2030	1,261,769

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
$100,000	3.250%	11/01/2025	$ 97,483
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(e)
140,000	4.125	11/01/2024	139,459
445,000	4.250	11/01/2029	441,148
Fallschase Community Development District Special Assessment Bonds for Leon County Series 2021 (NR/NR)
1,000,000	4.000	05/01/2052	780,381
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,030,000	2.625	05/01/2026	977,445
1,220,000	3.125	05/01/2031	1,080,745
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
1,885,000	4.250	05/01/2029	1,879,924
3,075,000	5.000	05/01/2035	3,113,369
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
355,000	3.500	05/01/2030	327,277
165,000	4.000	05/01/2040	142,324
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,450,000	2.750	11/01/2035	1,220,045
Florida Development Finance Corp. Educational Facilities RB Series 2022A (NR/Ba2)(e)
1,265,000	5.000	07/01/2032	1,184,762
3,000,000	5.375	07/01/2042	2,707,422
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)(e)
2,005,000	5.000	10/01/2042	1,900,453
Florida Development Finance Corp. RB for Brightline Passenger Rail Expansion Project Series 2022A (NR/NR) (a)(b)(e)
10,750,000	7.250	07/01/2057	10,933,733
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(e)
1,455,000	4.000	06/01/2030	1,334,082
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)(e)
425,000	4.000	12/15/2029	420,121
425,000	5.000	12/15/2034	443,987
490,000	5.000	12/15/2039	498,726
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(e)
1,675,000	5.125	06/01/2040	1,445,359
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-2 (NR/NR)(e)
225,000	1.750	06/01/2026	218,082

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
$320,000	4.000%	07/01/2035	$ 301,062
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
405,000	4.000	06/01/2030	374,645
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(e)
5,900,000	7.375	01/01/2049	5,841,026
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)(e)
275,000	5.000	06/01/2031	264,052
200,000	5.000	06/01/2035	185,071
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (Ba2/NR)(e)
630,000	4.000	06/30/2036	540,999
660,000	4.000	06/30/2041	530,314
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(e)
415,000	4.000	06/01/2026	392,199
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (Baa1/A-)
265,000	5.000	04/01/2027	277,815
220,000	5.000	04/01/2029	237,053
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(e)
470,000	4.000	09/15/2030	429,851
1,050,000	5.000	09/15/2040	932,031
Florida Development Finance Corp. Surface Transportation Facility RB for Virgin Trains USA Passenger Rail Project Series 2019A (NR/NR)(a)(b)(e)
20,465,000	6.500	01/01/2049	19,623,929
Florida Development Finance Corp. Surface Transportation Facility RB Series 2019A (NR/NR)(a)(b)(e)
485,000	6.250	01/01/2049	483,270
9,090,000	6.375	01/01/2049	8,766,543
Florida Higher Educational Facilities Financial Authority RB for Florida Institute of Technology, Inc. Series 2019 (NR/BBB-)
250,000	5.000	10/01/2023	250,425
350,000	5.000	10/01/2024	353,245
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(e)
2,000,000	4.500	06/01/2033	1,939,252
250,000	4.750	06/01/2038	233,495
4,500,000	5.000	06/01/2048	4,055,834
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (NR/BBB)
2,000,000	5.000	03/01/2044	2,001,145
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
2,750,000	5.000	03/01/2047	2,721,974

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Insurance Assistance Interlocal Agency Insurance Assessment RB Series 2023A-1 (A2/A)(h)
$8,795,000	5.000%	09/01/2025	$ 9,012,496
5,510,000	5.000	09/01/2026	5,731,546
4,530,000	5.000	09/01/2027	4,754,718
Flow Way Community Development District Special Assessment Bonds for Phase 5 Project Series 2016 (NR/NR)
1,540,000	4.875	11/01/2037	1,525,278
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000	4.000	11/01/2028	196,774
1,065,000	5.000	11/01/2038	1,067,102
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
190,000	3.350	11/01/2024	187,903
1,785,000	4.125	11/01/2039	1,583,375
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000	3.750	11/01/2039	387,785
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)(e)
355,000	2.625	05/01/2025	344,975
495,000	3.250	05/01/2030	465,370
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
615,000	2.950	05/01/2031	537,716
1,595,000	3.350	05/01/2041	1,226,735
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016
(NR/NR)
530,000	4.250	05/01/2026	530,930
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
560,000	3.250	05/01/2025	548,561
1,360,000	4.000	05/01/2030	1,309,367
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
170,000	3.750	11/01/2024	168,569
555,000	4.125	11/01/2029	546,405
1,195,000	4.750	11/01/2039	1,142,353
1,930,000	5.000	11/01/2050	1,804,844
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
215,000	3.200	11/01/2031	190,180
500,000	3.500	11/01/2041	388,847
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
435,000	2.500	05/01/2026	411,932
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
990,000	5.000	11/15/2036	989,946

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A1/A)
$1,290,000	5.000%	10/01/2047	$ 1,318,348
Grove Resort Community Development District Special Assessment RB Series 2022 (NR\NR)
170,000	3.300	05/01/2032	149,774
440,000	3.550	05/01/2042	340,426
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
115,000	3.000	11/01/2024	113,116
1,195,000	3.500	11/01/2030	1,112,257
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
380,000	3.875	05/01/2026	374,431
Hammock oaks Community Development District Special Assessment Area One Bonds Series 2023 (NR/NR)
700,000	5.625	05/01/2043	709,162
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
410,000	4.200	05/01/2027	405,638
500,000	4.400	05/01/2032	492,805
650,000	4.700	05/01/2042	603,114
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
220,000	2.625	05/01/2025	213,226
510,000	3.250	05/01/2030	479,472
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021
(NR/NR)
125,000	2.375	05/01/2026	118,390
205,000	3.000	05/01/2031	181,824
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
290,000	3.100	05/01/2024	287,002
1,880,000	3.300	05/01/2029	1,767,047
365,000	3.700	05/01/2033	328,999
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
100,000	3.100	05/01/2024	98,966
1,140,000	3.300	05/01/2029	1,071,039
Harmony On Lake Eloise Community Development District City of Winter Haven, Florida Capital Improvement RB, Series 2023 Assessment Area One (NR/NR)
800,000	5.125	05/01/2043	795,508
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)(e)
265,000	4.000	05/01/2024	266,250
265,000	4.000	05/01/2025	266,462
140,000	4.000	05/01/2026	141,244
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
70,000	3.250	11/01/2024	69,001

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR) – (continued)
$400,000	3.500%	11/01/2030	$ 368,742
1,000,000	3.875	11/01/2039	859,863
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
125,000	3.625	11/01/2030	116,187
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
270,000	2.600	05/01/2026	256,599
435,000	3.200	05/01/2031	388,193
1,000,000	3.450	05/01/2041	791,257
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
785,000	5.000	05/01/2034	800,274
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (NR/AA)
215,000	4.000	05/01/2024	216,101
225,000	4.000	05/01/2025	227,828
235,000	4.000	05/01/2026	240,318
240,000	4.000	05/01/2027	247,953
250,000	4.000	05/01/2028	259,100
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB)
605,000	3.500	05/01/2024	602,995
625,000	3.625	05/01/2025	616,667
650,000	3.750	05/01/2026	640,662
1,005,000	4.200	05/01/2031	1,000,138
1,000,000	4.350	05/01/2036	985,843
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
365,000	2.500	05/01/2030	344,945
375,000	2.500	05/01/2031	349,512
300,000	3.000	05/01/2032	294,678
300,000	3.000	05/01/2033	289,921
245,000	3.000	05/01/2034	231,480
255,000	3.000	05/01/2035	238,272
260,000	3.000	05/01/2036	236,320
Higher Educational Facilities Financing Authority Educational Facilities Revenue Refunding Bonds for Saint Leo University Project Series 2019 (NR/BB+)
1,700,000	5.000	03/01/2039	1,566,119
Highland Meadows West Community Development District Special Assessment for Assessment Area 2 Series 2020 A (NR/NR)
120,000	2.875	05/01/2025	116,403
200,000	3.250	05/01/2031	178,779
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000	3.250	05/01/2031	125,146
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(e)
115,000	4.000	12/15/2024	114,481
550,000	4.250	12/15/2029	545,749

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
$30,000	3.375%	11/01/2025	$ 29,437
220,000	3.875	11/01/2031	206,606
300,000	4.200	11/01/2039	268,576
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
365,000	4.875	11/01/2027	369,432
865,000	5.375	11/01/2037	875,701
775,000	5.500	11/01/2047	777,416
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
75,000	4.875	11/01/2027	75,911
335,000	5.500	11/01/2047	336,044
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
790,000	4.000	11/01/2028	779,766
700,000	4.500	11/01/2038	657,383
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(e)
680,000	3.000	05/01/2025	663,052
1,020,000	3.500	05/01/2031	934,320
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
250,000	2.800	05/01/2031	216,616
1,000,000	3.200	05/01/2041	753,409
Hillsborough County Aviation Authority Revenue Refunding Bonds Series 2015-A (NR/AA-)
6,275,000	5.000	10/01/2040	6,308,409
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
70,000	4.000	11/01/2025	69,659
165,000	4.500	11/01/2031	166,359
170,000	5.000	11/01/2041	171,193
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
747,000	3.000	05/01/2031	655,729
933,000	3.000	05/01/2037	728,260
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(e)
80,000	4.000	11/01/2024	79,569
220,000	5.000	11/01/2039	217,840
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)(e)
1,175,000	4.500	05/01/2038	1,102,921
1,855,000	4.625	05/01/2048	1,643,378
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
670,000	2.750	05/01/2031	577,187

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR) – (continued)
$765,000	3.125%	05/01/2041	$ 568,801
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
110,000	2.625	05/01/2025	106,246
155,000	3.000	05/01/2030	138,442
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
600,000	3.125	05/01/2041	447,820
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	4.625	05/01/2037	962,324
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
305,000	2.750	06/15/2025	296,654
485,000	3.125	06/15/2030	451,368
375,000	4.000	06/15/2040	343,737
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
700,000	3.600	06/15/2041	595,171
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
500,000	4.500	05/01/2027	493,245
500,000	5.000	05/01/2032	489,845
1,480,000	5.500	05/01/2042	1,449,312
Lake Harris Community Development District 2023 Project Area Special Assessment Bonds Series 2023 (NR/NR)
200,000	4.700	05/01/2030	200,506
Lakeshore Ranch Community Development District Special Assessment Refunding Series 2019 A-2 (NR/NR)
355,000	3.500	05/01/2030	327,666
330,000	4.000	05/01/2035	304,752
Lakewood Park Community Development District Special Assessment Bonds Series 2023 (NR/NR)
625,000	5.625	05/01/2043	636,751
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
100,000	2.625	05/01/2026	94,897
125,000	3.200	05/01/2031	112,473
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
180,000	3.125	05/01/2025	176,049
370,000	3.400	05/01/2030	341,705
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(e)
445,000	2.500	05/01/2025	429,304
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
225,000	3.250	05/01/2029	210,080
200,000	3.850	05/01/2039	170,355
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
470,000	3.000	05/01/2030	419,841

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR) – (continued)
$750,000	3.500%	05/01/2040	$ 597,180
Lakewood Ranch Stewardship District Special Assessment for Sweetwater Project Series 2021 (NR/NR)
295,000	2.625	05/01/2031	251,590
1,000,000	3.100	05/01/2041	739,748
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
55,000	3.600	05/01/2024	54,639
285,000	3.800	05/01/2029	275,451
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(e)
420,000	4.300	05/01/2027	421,207
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(e)
5,000	2.900	05/01/2024	4,934
570,000	3.200	05/01/2029	533,538
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
45,000	3.600	05/01/2024	44,704
250,000	3.800	05/01/2029	241,624
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
375,000	4.250	05/01/2025	374,450
1,605,000	4.875	05/01/2035	1,606,693
905,000	4.875	05/01/2045	851,923
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
735,000	4.625	05/01/2027	741,643
1,000,000	5.250	05/01/2037	1,011,646
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,055,000	4.250	05/01/2028	1,049,493
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
395,000	4.350	05/01/2024	394,947
1,970,000	4.750	05/01/2029	1,993,422
2,250,000	5.300	05/01/2039	2,274,770
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
210,000	4.250	05/01/2026	209,470
5,565,000	5.000	05/01/2036	5,601,999
3,950,000	5.125	05/01/2046	3,853,361
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
500,000	2.000	05/01/2028	457,468
500,000	2.000	05/01/2029	448,950
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
430,000	3.000	05/01/2041	319,167

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)(e)
$230,000	2.500%	05/01/2025	$ 221,965
440,000	3.200	05/01/2030	398,946
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
145,000	3.500	05/01/2024	143,942
275,000	3.875	05/01/2029	266,797
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
55,000	3.625	11/01/2023	54,814
560,000	4.125	11/01/2028	554,261
250,000	4.750	11/01/2048	225,594
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/A)
375,000	3.000	05/01/2024	371,928
490,000	3.000	05/01/2025	473,912
500,000	3.000	05/01/2026	479,916
520,000	3.000	05/01/2027	496,032
535,000	3.000	05/01/2028	507,457
550,000	3.000	05/01/2029	520,454
1,605,000	3.000	05/01/2035	1,419,532
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
140,000	3.125	05/01/2024	138,618
535,000	3.375	05/01/2030	491,426
925,000	4.000	05/01/2038	821,263
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
375,000	4.375	05/01/2027	372,591
530,000	4.750	05/01/2032	527,453
450,000	5.000	05/01/2042	440,832
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
330,000	3.500	05/01/2025	326,534
340,000	3.500	05/01/2026	335,009
500,000	4.000	05/01/2036	493,267
Lee Memorial Health System Hospital Revenue & Revenue Refunding Bonds 2019 Series A-2 (A+/NR)(a)(b)
11,700,000	5.000	04/01/2033	12,047,173
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
505,000	3.125	05/01/2025	493,592
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
1,270,000	5.000	05/01/2038	1,271,151
Longleaf Community Development District (NR/NR)
446,000	5.375	05/01/2030	446,028

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
LT Ranch Community Development District Capital Improvement RB Series 2022-1 (NR/NR)
$100,000	5.300%	05/01/2032	$ 101,678
285,000	5.750	05/01/2042	290,301
460,000	5.900	05/01/2053	465,948
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
400,000	3.000	05/01/2025	390,167
980,000	3.400	05/01/2030	898,907
1,420,000	4.000	05/01/2040	1,227,474
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
1,100,000	3.250	05/01/2031	983,286
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
275,000	2.500	05/01/2026	260,277
700,000	3.125	05/01/2031	619,260
775,000	3.450	05/01/2041	605,449
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
65,000	3.800	05/01/2024	64,692
290,000	4.000	05/01/2029	284,558
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
130,000	3.250	06/15/2024	128,640
885,000	3.625	06/15/2030	822,410
Mandarin Grove Community Development District Special Assessment Bonds Series 2022 (NR/NR)(e)
1,900,000	6.625	05/01/2053	1,987,916
Mangrove Point Community Development District Capital Improvement RB Series 2022 (NR/NR)
350,000	4.000	05/01/2032	333,804
1,050,000	4.250	05/01/2042	919,926
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
1,000,000	4.750	11/01/2029	1,013,304
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (NR/A)
745,000	4.450	05/01/2030	748,313
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
505,000	3.000	05/01/2031	443,297
1,785,000	3.250	05/01/2041	1,344,093
Merrick Square Community Development District Capital Improvement RB Series 2023 (NR/NR)
750,000	5.400	05/01/2043	756,197
Miami Dade County Avaiation Revenue Refunding Bonds Series 2015A (AMT) (NR/A)
30,000,000	5.000	10/01/2038	30,246,474
Miami RB Refunding Parking System Series 2019 (BAM) (A2/AA)
1,000,000	4.000	10/01/2037	1,005,852

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Miami RB Refunding Parking System Series 2019 (BAM) (A2/AA) – (continued)
$1,000,000	4.000%	10/01/2038	$ 1,002,375
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
65,000	4.000	11/01/2023	64,955
1,000,000	4.750	11/01/2027	1,013,047
850,000	5.125	11/01/2039	852,785
2,350,000	5.250	11/01/2049	2,335,683
Miami-Dade County Aviation Revenue Refunding Bonds Series 2019A (AMT) (A-/NR)
13,300,000	5.000	10/01/2049	13,667,147
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (NR/Ba2)(e)
430,000	5.000	07/01/2037	417,780
670,000	5.250	07/01/2042	644,305
Miami-Dade County Seaport Revenue Refunding Bonds Series 2021A (A3/AA)
11,455,000	4.000	10/01/2041	11,353,010
Miami-Dade County Seaport Revenue Refunding Bonds Series 2022A (A3/NR)
2,475,000	5.000	10/01/2047	2,574,372
Miami-Dade County Water & Sewer Revenue System Bonds Series 2021 (Aa3/AA)
1,425,000	4.000	10/01/2051	1,382,387
Midtown Miami Community Development District Special Assessment Revenue Refunding Bonds for Parking Garage Project Series 2014A (NR/NR)
4,500,000	5.000	05/01/2037	4,419,431
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
310,000	2.500	05/01/2026	293,561
750,000	3.125	05/01/2031	663,749
Miranda II Community Development District Capital Improvement RB Series 2022 (NR/NR)
690,000	4.625	05/01/2027	690,737
360,000	5.125	05/01/2032	365,081
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
125,000	3.125	12/15/2024	123,031
675,000	3.375	12/15/2030	623,802
1,500,000	4.000	12/15/2039	1,313,656
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
1,545,000	5.250	11/01/2035	1,554,354
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
500,000	3.500	05/01/2031	454,639
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(e)
125,000	3.500	05/01/2026	120,554
130,000	3.500	05/01/2027	124,800
135,000	3.500	05/01/2028	131,343
140,000	3.500	05/01/2029	136,166

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(e) – (continued)
$700,000	3.500%	05/01/2038	$ 609,830
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(e)
20,000	3.125	05/01/2025	19,552
30,000	3.500	05/01/2031	27,446
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
200,000	2.625	05/01/2026	190,049
280,000	3.125	05/01/2031	248,881
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
370,000	2.450	11/01/2026	344,945
500,000	3.000	11/01/2031	435,828
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)(e)
295,000	5.250	05/01/2032	292,923
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
265,000	2.625	05/01/2025	256,091
495,000	3.125	05/01/2030	446,480
430,000	3.625	05/01/2040	349,201
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (NR/AA)
655,000	5.000	10/01/2030	737,521
575,000	5.000	10/01/2031	647,409
1,025,000	5.000	10/01/2033	1,151,505
1,205,000	5.000	10/01/2034	1,347,329
1,000,000	5.000	10/01/2036	1,102,865
1,975,000	5.000	10/01/2037	2,164,884
2,075,000	5.000	10/01/2038	2,260,580
2,180,000	5.000	10/01/2039	2,354,602
2,630,000	5.000	10/01/2044	2,804,153
North Sumter County Utility Dependent District RB Refunding Series 2020 (NR/AA-)
28,725,000	5.000	10/01/2043	31,094,350
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (NR/A+)
1,150,000	4.450	05/01/2031	1,157,087
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
115,000	2.500	06/15/2025	111,176
300,000	3.000	06/15/2030	275,774
315,000	4.000	06/15/2040	275,994
Orange Blossom Groves Community Development District Special Assessment Bonds Series 2023 (NR/NR)
400,000	4.250	06/15/2030	401,181
585,000	5.250	06/15/2043	591,759
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
195,000	3.700	05/01/2024	193,921
825,000	4.100	05/01/2029	816,466

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Orlando Utilities Commission RB Series 2021 B (Aa2/AA)(a)(b)
$4,325,000	1.250%	10/01/2046	$ 3,712,196
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.250	05/01/2025	98,043
350,000	3.500	05/01/2030	323,628
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
3,285,000	5.875	11/01/2037	3,401,004
3,500,000	6.000	11/01/2047	3,594,587
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
100,000	4.375	11/01/2023	100,025
640,000	4.875	11/01/2028	649,878
Osceola Village Center Community Development District Special Assessment Bond Series 2021 (NR/NR)(e)
120,000	2.375	05/01/2026	113,335
180,000	2.875	05/01/2031	156,833
365,000	3.300	05/01/2041	278,651
Palermo Community Development District Special Assessment Bonds Series 2023 (NR/NR)
600,000	4.125	06/15/2030	597,123
950,000	5.000	06/15/2043	934,662
Palm Beach County Health Facilities Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 B (NR/NR)
250,000	4.000	11/15/2041	210,054
1,030,000	5.000	11/15/2042	989,192
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,300,000	4.000	05/15/2053	1,351,000
1,825,000	5.000	05/15/2053	1,288,923
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
615,000	4.000	05/15/2030	527,860
8,190,000	4.000	05/15/2036	6,191,641
Palm Coast Park Community Development District Special Assessment Bonds Series 2021 (NR/NR)
275,000	2.800	05/01/2031	237,790
730,000	3.125	05/01/2041	539,349
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
85,000	3.400	05/01/2025	83,499
245,000	3.750	05/01/2030	229,658
965,000	4.150	05/01/2040	852,177
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
215,000	3.500	11/01/2025	212,095
225,000	3.500	11/01/2026	221,606
230,000	3.500	11/01/2027	226,409

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A) – (continued)
$240,000	3.500%	11/01/2028	$ 236,311
585,000	4.000	11/01/2033	586,604
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(e)
785,000	4.000	05/01/2050	620,210
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
350,000	3.750	05/01/2031	345,485
1,045,000	4.000	05/01/2036	1,036,060
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
205,000	4.000	05/01/2027	202,767
3,500,000	5.000	05/01/2039	3,503,345
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
820,000	2.875	11/01/2031	696,570
1,450,000	3.150	11/01/2041	1,066,903
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
65,000	4.500	05/01/2024	65,061
465,000	4.750	05/01/2030	467,519
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
625,000	3.125	05/01/2030	562,721
800,000	3.750	05/01/2040	658,356
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
345,000	4.250	05/01/2031	346,173
1,030,000	4.500	05/01/2038	995,712
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/BBB)
265,000	4.000	05/01/2026	263,144
275,000	4.000	05/01/2027	273,701
285,000	4.125	05/01/2028	285,613
Parrish Lakes Community Development District Capital Improvement RB Series 2023 (NR/NR)
500,000	4.000	05/01/2030	487,435
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
195,000	2.500	05/01/2026	185,221
335,000	3.125	05/01/2031	298,521
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
155,000	2.625	05/01/2026	147,288
375,000	3.250	05/01/2031	336,344
885,000	3.550	05/01/2041	700,789
Pasco County Capital Improvement Cigarette Tax Allocation Bonds Series 2023A (A1/AA)
480,000	5.250	09/01/2035	552,514
500,000	5.250	09/01/2036	569,896
250,000	5.500	09/01/2037	287,420
210,000	5.500	09/01/2038	240,331

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Pasco County Capital Improvement Cigarette Tax Allocation Bonds Series 2023A (A1/AA) – (continued)
$3,665,000	5.750%	09/01/2054	$ 4,146,102
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
440,000	4.000	05/01/2024	440,550
475,000	4.000	05/01/2026	475,302
515,000	4.000	05/01/2028	519,832
1,315,000	4.500	05/01/2031	1,336,299
Peace Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
450,000	4.250	06/15/2030	450,319
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (NR/A-)
1,330,000	4.500	11/01/2033	1,330,462
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)(e)
225,000	3.000	12/15/2031	203,870
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
545,000	2.000	05/01/2028	487,434
555,000	2.000	05/01/2029	488,759
565,000	2.125	05/01/2030	488,338
1,000,000	2.625	05/01/2034	855,722
990,000	2.800	05/01/2037	797,481
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
285,000	2.750	05/01/2025	275,890
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,200,000	5.000	07/01/2029	2,249,867
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
40,000	2.875	05/01/2025	38,731
170,000	3.250	05/01/2031	151,431
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
855,000	2.800	05/01/2025	826,768
3,330,000	3.200	05/01/2031	2,965,967
1,875,000	3.500	05/01/2037	1,554,848
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
275,000	4.750	11/01/2029	279,565
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
55,000	3.250	11/01/2024	54,312
555,000	3.500	11/01/2030	525,664
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
160,000	2.500	05/01/2026	152,778
Preston Cove Community Development District Special Assessment RB Series 2022 (NR\NR)
430,000	3.250	05/01/2027	411,066

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Preston Cove Community Development District Special Assessment RB Series 2022 (NR\NR) – (continued)
$1,820,000	4.000%	05/01/2042	$ 1,538,173
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
120,000	2.200	12/15/2026	111,828
485,000	2.700	12/15/2031	424,848
735,000	3.125	12/15/2041	570,958
Ranches At Lake Mcleod Community Development District Polk County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
625,000	5.250	06/15/2043	625,939
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)(e)
30,000	4.100	05/01/2024	29,943
185,000	4.500	05/01/2029	185,848
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
280,000	4.250	11/01/2025	279,431
Reserve At Van Oaks Community Development District City of Auburndale, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
670,000	5.125	05/01/2043	668,710
Reunion East Community Development District Special Assessment Refunding Bonds for Osceola County Series 2015A (NR/NR)
325,000	5.000	05/01/2025	331,322
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
65,000	3.750	05/01/2024	64,739
425,000	4.000	05/01/2030	412,603
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR\NR)
1,150,000	3.000	05/01/2036	960,310
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
40,000	3.500	05/01/2024	39,735
405,000	4.000	05/01/2030	394,822
615,000	4.500	05/01/2040	576,880
610,000	4.750	05/01/2050	557,336
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
190,000	3.000	05/01/2032	171,887
400,000	3.300	05/01/2042	318,084
Ridge at Apopka Community Development District Special Assessment Bonds Series 2022 (NR/NR)
365,000	4.750	05/01/2027	364,472
700,000	5.000	05/01/2032	696,991
Ridge at Health Brook Community Development District Capital Improvement RB Series 2023 (NR/NR)
145,000	4.375	05/01/2030	144,274
275,000	5.250	05/01/2043	273,972
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
2,390,000	4.000	05/01/2031	2,390,357

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-) – (continued)
$890,000	4.000%	05/01/2035	$ 877,711
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
435,000	2.375	05/01/2026	410,507
600,000	3.000	05/01/2031	526,690
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
310,000	2.750	05/01/2025	300,073
525,000	3.250	05/01/2031	472,413
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-2 (NR/NR)
400,000	3.000	05/01/2026	384,959
1,000,000	3.000	05/01/2031	883,694
1,000,000	3.000	05/01/2036	796,360
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
165,000	3.000	05/01/2025	160,972
475,000	3.600	05/01/2030	440,837
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
150,000	2.400	05/01/2026	141,652
300,000	3.000	05/01/2031	263,345
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)(e)
130,000	2.400	05/01/2026	122,732
300,000	3.000	05/01/2031	263,938
Rivington Community Development District Special Assessment RB Series 2022 (NR\NR)
4,065,000	4.000	05/01/2052	3,164,506
Rolling Hills Community Development District Capital Improvement and Refunding Bonds Series 2022A-2 (NR\NR)
1,000,000	3.650	05/01/2032	906,591
Rolling Hills Community Development District Capital Improvement RB Series 2022A-1 (NR\NR)
965,000	3.750	05/01/2042	770,419
Rolling Oaks Community Development District Special Assessment Bonds Series 2022 (NR/NR)(e)
200,000	5.625	05/01/2029	202,554
830,000	6.250	05/01/2042	855,080
Rustic Oaks Community Development District Capital Improvement RB Series 2022 (NR\NR)
810,000	2.850	05/01/2027	751,708
1,100,000	3.200	05/01/2032	965,195
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
410,000	3.400	11/01/2041	319,364
Rye Crossing Community Development District Capital Improvement RB Series 2023 (NR/NR)
820,000	5.000	05/01/2043	804,774
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
235,000	2.500	06/15/2025	226,471

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR) – (continued)
$320,000	3.000%	06/15/2030	$ 286,255
290,000	4.000	06/15/2040	251,294
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2022 (NR\NR)
265,000	2.625	12/15/2027	243,672
355,000	3.100	12/15/2032	306,081
Saltmeadows Community Development District Special Assessment Bonds Series 2022 (NR/NR)
585,000	5.250	05/01/2042	581,497
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
680,000	2.375	05/01/2035	570,084
1,425,000	2.625	05/01/2040	1,118,826
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(e)
145,000	3.375	06/15/2024	143,742
1,000,000	3.750	06/15/2031	930,044
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
450,000	3.000	11/01/2031	399,798
1,100,000	3.300	11/01/2041	859,344
Sandmine Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
500,000	5.750	11/01/2042	514,118
Savanna Lakes Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)(e)
815,000	5.125	06/15/2043	813,460
Sawgrass Village Community Development District Manatee County, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
600,000	4.875	05/01/2030	599,997
1,260,000	5.500	05/01/2043	1,244,907
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
335,000	2.750	05/01/2025	324,405
465,000	3.250	05/01/2030	422,707
560,000	3.750	05/01/2040	460,303
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR\NR)
425,000	3.750	05/01/2027	413,666
700,000	4.125	05/01/2032	667,999
1,525,000	4.500	05/01/2042	1,374,337
Seaton Creek Reserve Community Development District City of Jacksonville, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)(e)(h)
725,000	5.250	06/15/2043	726,077
Sedona Point Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
600,000	5.000	06/15/2043	596,238

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
$400,000	4.400%	10/01/2027	$ 397,533
550,000	5.000	10/01/2032	550,967
Seminole Palms Community Development District City of Palm Coast, Florida Special Assessment Bonds, Series 2023 2023 Project Area (NR/NR)
1,000,000	5.500	05/01/2043	1,003,680
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(e)
130,000	4.000	11/01/2024	129,346
735,000	4.500	11/01/2029	735,277
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
70,000	4.000	11/01/2023	69,938
Sherwood Manor Community Development District Special Assessment RB Series 2023 (NR/NR)
450,000	4.625	05/01/2030	451,219
725,000	5.500	05/01/2043	733,165
Shingle Creek at Bronson Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,000,000	3.500	06/15/2041	784,685
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
325,000	3.625	05/01/2024	323,122
1,895,000	4.000	05/01/2029	1,865,731
5,000,000	4.750	05/01/2039	4,781,639
Siena North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
160,000	3.300	06/15/2032	141,827
450,000	4.000	06/15/2042	380,584
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR\NR)
900,000	3.000	06/15/2032	770,850
1,905,000	3.250	06/15/2042	1,444,465
Silverlake Community Development District Special Assessment Bonds Series 2023 (NR/NR)
695,000	5.375	05/01/2043	705,276
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
175,000	2.500	05/01/2026	165,146
325,000	3.100	05/01/2031	287,381
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
230,000	2.500	05/01/2026	217,166
720,000	3.000	05/01/2031	632,888
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
215,000	3.125	11/01/2025	208,843
500,000	3.625	11/01/2031	456,654
300,000	4.125	11/01/2040	262,321

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Six Mile Creek Community Development District St. Johns County, Florida Capital Improvement RB, Series 2023 2023 Project Area (NR/NR)
$1,100,000	5.500%	05/01/2043	$ 1,104,048
Sorrento Pines Community Development District Lake County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
700,000	5.250	05/01/2043	698,236
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
180,000	2.375	06/15/2026	170,759
175,000	2.875	06/15/2031	157,158
475,000	3.250	06/15/2041	379,211
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (NR/BBB)
435,000	3.250	05/01/2024	433,001
445,000	3.450	05/01/2025	433,618
465,000	3.625	05/01/2026	450,460
975,000	4.125	05/01/2036	934,486
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(e)
245,000	4.250	11/01/2024	244,613
730,000	4.500	11/01/2029	732,575
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
100,000	4.000	05/01/2024	99,775
590,000	4.625	05/01/2029	595,134
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
350,000	2.500	11/01/2023	348,641
355,000	2.750	11/01/2024	345,923
370,000	3.000	11/01/2025	355,914
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
405,000	2.400	05/01/2026	382,462
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
100,000	2.875	05/01/2024	98,643
300,000	3.250	05/01/2029	281,092
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
170,000	3.375	05/01/2025	166,421
610,000	4.000	05/01/2030	582,883
330,000	4.300	05/01/2040	295,206
300,000	4.500	05/01/2046	263,726
Southshore Bay Community Development District Special Assessment Bond for Assessment Area One Series 2021 (NR/NR)(e)
1,215,000	3.000	05/01/2033	1,028,042
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
900,000	4.000	12/15/2036	770,563

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
St. Johns County Water & Sewer RB Series 2022 (Aa2/AAA)
$16,430,000	5.000%	06/01/2047	$ 18,148,824
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
150,000	2.450	05/01/2026	141,282
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)(e)
230,000	2.375	06/15/2026	216,701
Stonebrier Community Development District Special Assessment Refunding Series 2016 (NR/A-)
270,000	2.500	05/01/2024	266,069
280,000	3.000	05/01/2025	275,268
290,000	3.000	05/01/2026	284,309
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR)(e)
330,000	3.000	11/01/2032	283,287
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR) (NR/NR)(e)
585,000	3.300	11/01/2041	447,726
Stoneybrook North Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
855,000	6.375	11/01/2052	896,813
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
90,000	3.500	06/15/2024	89,326
500,000	4.000	06/15/2030	486,542
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2023 (NR/NR)
725,000	5.375	06/15/2043	735,293
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(e)
415,000	2.500	12/15/2025	397,253
500,000	3.000	12/15/2030	456,560
1,000,000	3.500	12/15/2040	842,282
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
500,000	3.625	12/15/2030	463,293
870,000	4.000	12/15/2039	759,329
Storey Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
160,000	3.125	12/15/2025	154,832
Storey Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
285,000	4.300	06/15/2027	284,278
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR\NR)
250,000	3.000	06/15/2032	216,836
1,000,000	3.250	06/15/2042	761,752
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(e)
180,000	2.375	06/15/2026	170,034
225,000	2.875	06/15/2031	202,060

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(e) – (continued)
$275,000	3.300%	06/15/2041	$ 213,155
Storey Park Community Development District Special Assessment Bonds for City of Orlando Series 2022 (NR/NR)
105,000	4.250	06/15/2027	104,208
260,000	4.500	06/15/2032	258,265
585,000	5.000	06/15/2042	568,244
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
650,000	3.450	05/01/2041	507,314
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
275,000	3.150	05/01/2031	245,021
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
145,000	3.000	05/01/2025	141,435
455,000	3.300	05/01/2031	408,693
755,000	3.750	05/01/2040	622,057
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
120,000	2.400	05/01/2026	113,474
165,000	3.000	05/01/2031	145,913
Summerstone Community Development District Special Assessment Bond for Phase Two Series 2021 (NR/NR)(e)
375,000	2.750	05/01/2031	332,345
700,000	3.150	05/01/2041	547,678
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
165,000	3.250	05/01/2030	155,123
Sunbridge Stewardship District Special Assessment RB for Weslyn Park Project Series 2022 (NR/NR)
340,000	4.200	05/01/2027	335,030
460,000	4.600	05/01/2032	450,504
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
395,000	2.500	05/01/2029	365,843
715,000	2.875	05/01/2033	646,514
1,435,000	3.000	05/01/2038	1,202,178
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
810,000	3.500	05/01/2029	771,843
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (NR/A+)
190,000	2.500	05/01/2024	188,334
195,000	3.000	05/01/2025	189,479
200,000	3.000	05/01/2026	192,190
1,120,000	3.500	05/01/2031	1,082,021
1,355,000	4.000	05/01/2036	1,330,136
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
240,000	2.375	05/01/2026	226,487

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR) – (continued)
$285,000	3.000%	05/01/2031	$ 250,644
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A2/A+)
2,025,000	5.000	07/01/2048	2,094,722
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,115,000	4.800	05/01/2036	1,098,414
Tern Bay Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,655,000	3.400	06/15/2032	1,480,119
Terreno Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,415,000	5.000	05/01/2043	1,381,342
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
525,000	2.350	12/15/2026	489,853
750,000	3.000	12/15/2031	652,900
2,000,000	3.300	12/15/2041	1,522,546
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
205,000	3.000	05/01/2027	196,770
210,000	3.125	05/01/2028	202,784
230,000	3.375	05/01/2032	221,472
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
735,000	3.600	05/01/2041	597,947
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(e)
415,000	5.200	05/01/2028	423,481
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	4.625	05/01/2028	302,575
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
4,695,000	3.000	05/01/2033	4,488,126
5,290,000	3.000	05/01/2037	4,694,715
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
100,000	3.500	05/01/2024	99,306
760,000	3.850	05/01/2029	739,538
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (NR/AA)
2,025,000	3.000	05/01/2033	1,930,747
4,925,000	3.000	05/01/2040	4,168,255
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(e)
530,000	3.450	05/01/2024	526,429
2,965,000	3.750	05/01/2029	2,869,928

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
$265,000	4.375%	11/01/2023	$ 265,080
1,875,000	5.000	11/01/2029	1,906,653
95,000	5.375	11/01/2039	96,912
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
505,000	4.250	06/15/2028	501,434
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
195,000	3.125	12/15/2025	188,777
735,000	3.625	12/15/2031	673,546
450,000	4.000	12/15/2040	389,747
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (Baa1/A-)
750,000	5.000	04/01/2030	800,034
650,000	5.000	04/01/2031	693,576
550,000	5.000	04/01/2033	586,168
3,700,000	5.000	04/01/2048	3,802,201
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (Aaa/AAA)
2,000,000	4.000	07/01/2043	2,018,897
7,000,000	4.000	07/01/2047	7,049,123
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
35,000	3.500	05/01/2024	34,771
360,000	4.000	05/01/2030	350,813
595,000	4.375	05/01/2039	555,471
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(e)
415,000	3.125	05/01/2030	385,716
475,000	3.625	05/01/2040	409,568
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
295,000	2.300	05/01/2026	278,720
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(e)
140,000	4.375	11/01/2024	140,010
485,000	5.250	11/01/2039	489,363
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(e)
240,000	2.500	05/01/2025	231,319
235,000	3.250	05/01/2030	213,655
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)(e)
1,190,000	3.125	11/01/2041	887,522
750,000	4.000	11/01/2051	590,602
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
135,000	2.500	11/01/2026	126,245
200,000	3.000	11/01/2031	174,668

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
$85,000	3.875%	05/01/2024	$ 84,649
490,000	4.125	05/01/2029	484,326
Triple Creek Community Development District Special Assessment Series 2019 B (NR/NR)
255,000	4.875	05/01/2032	257,913
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(e)
3,955,000	4.625	11/01/2038	3,762,942
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
105,000	4.000	11/01/2024	104,430
495,000	4.500	11/01/2029	496,750
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
2,000,000	4.750	11/01/2047	1,813,203
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
210,000	3.000	11/01/2024	206,088
700,000	3.375	11/01/2030	637,539
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
315,000	4.375	11/01/2025	314,994
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR\NR)
200,000	3.000	05/01/2027	188,290
465,000	3.375	05/01/2032	412,856
1,430,000	4.000	05/01/2042	1,206,417
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (NR/A)
1,000,000	4.250	05/01/2031	1,002,687
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area One Project (NR/NR)
310,000	4.500	05/01/2030	309,622
500,000	5.375	05/01/2043	500,148
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
365,000	2.500	05/01/2024	361,741
375,000	2.625	05/01/2025	362,798
390,000	3.000	05/01/2026	375,775
400,000	3.125	05/01/2027	388,612
410,000	3.250	05/01/2028	399,176
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
100,000	4.200	05/01/2026	99,624
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
230,000	3.000	12/15/2024	225,004
1,000,000	3.375	12/15/2030	908,696

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(e)
$1,370,000	5.000%	12/15/2032	$ 1,391,668
2,000,000	5.000	12/15/2037	2,003,676
4,470,000	5.000	12/15/2047	4,263,357
Two Rivers East Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
2,800,000	5.750	05/01/2043	2,818,539
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,440,000	5.125	05/01/2042	1,407,591
Two Rivers West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
600,000	5.375	05/01/2033	608,870
Union Park East Community Development District Special Assessment Boonds for Assessment Area 3 Project Series 2021 (NR/NR)(e)
90,000	2.950	05/01/2031	78,760
305,000	3.350	05/01/2041	233,409
310,000	4.000	05/01/2051	243,419
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
300,000	2.500	05/01/2027	289,579
310,000	2.500	05/01/2028	295,648
315,000	2.625	05/01/2029	302,238
1,060,000	3.000	05/01/2034	1,001,503
2,130,000	3.125	05/01/2038	1,903,608
1,725,000	3.250	05/01/2040	1,543,776
Varrea South Community Development District City of Plant City, Florida Capital Improvement RB, Series 2023 2023 Assessment Area (NR/NR)
1,000,000	5.125	05/01/2043	999,308
V-Dana Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area Two – 2023 Project Area (NR/NR)
885,000	4.300	05/01/2030	887,115
965,000	5.250	05/01/2043	969,337
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(e)
235,000	3.000	05/01/2025	229,487
525,000	3.500	05/01/2031	481,545
875,000	4.000	05/01/2040	763,520
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,000,000	3.625	05/01/2041	811,083
Ventana Community Development District Special Assessment RB for Hillsborough County Series 2018 (NR/NR)(e)
115,000	4.000	05/01/2024	114,741
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(e)
1,000,000	4.625	05/01/2029	1,007,610
1,000,000	5.000	05/01/2038	998,995

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
$100,000	4.000%	11/01/2024	$ 99,586
395,000	4.500	11/01/2029	396,720
Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
95,000	4.000	11/01/2024	94,606
375,000	4.500	11/01/2029	376,638
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)(e)
85,000	2.500	05/01/2026	80,493
175,000	3.100	05/01/2031	154,743
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(e)
145,000	2.500	05/01/2026	137,311
270,000	3.100	05/01/2031	238,747
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,000,000	4.250	05/01/2037	921,477
Verandah East Community Development District Special Assessment Revenue Refunding Improvement Bonds for Lee County Series 2016 (NR/NR)
960,000	3.750	05/01/2026	942,780
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB)(e)
345,000	3.250	05/01/2024	343,304
355,000	3.500	05/01/2025	346,998
370,000	3.625	05/01/2026	363,757
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
280,000	4.750	11/01/2025	281,392
Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	6.450	11/01/2042	1,044,732
Verano Community Development District Special Assessment Bonds Series 2023 (NR/NR)
275,000	4.625	05/01/2030	276,295
450,000	5.375	05/01/2043	453,551
Verano No 3 Community Development District Special Assessment for Phase 1 Assessment Area Series 2021 (NR/NR)
245,000	2.375	05/01/2026	232,112
300,000	3.000	05/01/2031	266,283
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000	3.250	05/01/2031	223,474
235,000	4.000	05/01/2040	202,685
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
100,000	2.875	05/01/2025	96,043
250,000	3.250	05/01/2031	223,474
1,050,000	4.000	05/01/2040	905,613

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
$80,000	2.875%	05/01/2025	$ 76,834
250,000	3.250	05/01/2031	223,474
815,000	4.000	05/01/2040	702,928
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (NR/A)
495,000	4.250	05/01/2030	495,125
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
380,000	2.000	05/01/2027	343,004
385,000	2.000	05/01/2028	340,617
395,000	2.000	05/01/2029	343,927
150,000	2.125	05/01/2030	128,095
Viera Stewardship District Special Assessment RB Series 2021 (NR/NR)
500,000	2.300	05/01/2026	470,864
930,000	2.800	05/01/2031	806,528
Viera Stewardship District Special Assessment RB Series 2023 (NR/NR)(h)
1,465,000	4.600	05/01/2033	1,459,198
900,000	5.300	05/01/2043	893,386
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
325,000	3.125	05/01/2025	318,816
500,000	3.500	05/01/2030	463,981
930,000	3.750	05/01/2037	802,951
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)
915,000	3.800	05/01/2028	913,749
1,825,000	4.000	05/01/2033	1,808,112
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
355,000	2.625	05/01/2024	350,669
1,200,000	3.000	05/01/2029	1,122,725
1,430,000	3.375	05/01/2034	1,306,067
3,790,000	3.550	05/01/2039	3,216,114
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(e)
1,140,000	1.875	05/01/2025	1,094,907
2,865,000	2.625	05/01/2030	2,572,780
3,300,000	3.000	05/01/2035	2,798,140
Village Community Development District No. 15 City of Wildwood, Florida Special Assessment RB, Series 2023 (NR/NR)(e)(h)
825,000	4.250	05/01/2028	826,488
1,250,000	4.375	05/01/2033	1,254,844
1,025,000	4.850	05/01/2038	1,032,856
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (NR/AA)
1,710,000	3.500	05/01/2032	1,720,151
2,015,000	4.000	05/01/2037	2,035,584

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (NR/NR)
$310,000	4.000%	05/01/2026	$ 315,468
300,000	4.000	05/01/2027	307,990
310,000	4.000	05/01/2028	321,330
325,000	4.000	05/01/2029	337,455
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
950,000	2.550	05/01/2031	837,614
1,900,000	2.850	05/01/2036	1,554,611
2,400,000	3.000	05/01/2041	1,814,438
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
185,000	4.625	05/01/2027	184,349
235,000	4.875	05/01/2032	234,484
610,000	5.125	05/01/2042	595,919
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR\NR)
210,000	3.150	05/01/2032	183,922
500,000	3.450	05/01/2042	381,705
Villamar Community Development District Special Assessment Bonds for Phase 3 Project Series 2022 (NR\NR)
160,000	3.125	11/01/2027	151,535
Villamar Community Development District Special Assessment Bonds for Phase 4 Project Series 2022 (NR\NR)
145,000	3.250	05/01/2027	138,664
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
35,000	3.750	05/01/2024	34,826
220,000	4.000	05/01/2029	215,806
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
135,000	2.625	05/01/2025	130,439
245,000	3.200	05/01/2030	221,909
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB-)
220,000	2.750	11/01/2024	213,463
225,000	3.000	11/01/2025	214,528
230,000	3.200	11/01/2026	218,380
1,400,000	4.125	11/01/2046	1,241,353
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
520,000	5.500	05/01/2034	522,862
925,000	5.750	05/01/2044	928,227
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/BBB+)
2,145,000	4.000	05/01/2031	2,107,756
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(e)
500,000	5.125	11/01/2038	502,066

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
$2,360,000	5.500%	11/01/2045	$ 2,364,347
Wellness Ridge Community Development District Special Assessment Bonds Series 2023 (NR/NR)
460,000	4.250	06/15/2030	459,983
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
125,000	3.250	11/01/2024	123,341
375,000	3.625	11/01/2029	357,087
1,000,000	4.000	11/01/2039	874,048
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)(e)
380,000	2.750	05/01/2026	360,215
415,000	3.250	05/01/2031	369,561
515,000	3.625	05/01/2041	407,912
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
170,000	4.750	05/01/2032	166,986
300,000	5.125	05/01/2042	291,165
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(e)
190,000	2.650	05/01/2025	181,735
630,000	3.000	05/01/2031	539,448
1,725,000	4.000	05/01/2040	1,487,078
1,595,000	4.000	05/01/2051	1,249,427
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
295,000	2.400	05/01/2026	278,658
575,000	3.000	05/01/2031	505,775
West Villages Improvement District Special Assessment RB for Neighborhood Infrastructure Series 2022 (NR/NR)
510,000	4.625	05/01/2029	511,849
475,000	5.375	05/01/2042	478,817
West Villages Improvement District Special Assessment RB Series 2023 (NR/NR)
560,000	4.625	05/01/2030	562,031
770,000	5.375	05/01/2043	774,316
West Villages Improvement District Unit of Development No. 3 Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,535,000	5.000	05/01/2032	2,575,351
1,935,000	4.500	05/01/2034	1,909,271
3,390,000	5.000	05/01/2037	3,408,394
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
130,000	4.000	05/01/2024	129,718
750,000	4.250	05/01/2029	745,921
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
155,000	2.500	05/01/2026	146,820

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
$330,000	2.500%	05/01/2026	$ 312,587
Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
65,000	3.625	05/01/2024	64,617
355,000	3.900	05/01/2029	345,158
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(e)
160,000	3.500	05/01/2024	158,833
810,000	3.750	05/01/2029	783,047
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
190,000	2.500	05/01/2026	180,520
650,000	3.000	05/01/2031	575,199
1,400,000	3.250	05/01/2041	1,074,076
Westview North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	5.750	06/15/2042	1,018,145
Whispering Pines Community Development District Special Assessment Bonds Series 2023 (NR/NR)
575,000	5.375	05/01/2043	581,295
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(e)
125,000	3.500	06/15/2024	124,031
1,285,000	3.750	06/15/2030	1,208,993
3,350,000	4.250	06/15/2039	2,984,422
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,300,000	5.625	05/01/2042	1,328,899
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)
70,000	3.875	05/01/2024	69,711
500,000	4.370	05/01/2029	499,562
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
130,000	2.400	05/01/2026	122,798
300,000	2.950	05/01/2031	262,479
865,000	3.350	05/01/2041	666,116
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
200,000	4.250	11/01/2029	198,249
680,000	4.875	11/01/2039	659,347
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR\NR)
900,000	4.000	05/01/2042	760,710
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
105,000	3.000	05/01/2025	102,401
230,000	3.650	05/01/2030	214,021

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
$135,000	4.875%	05/01/2036	$ 133,944
250,000	5.000	05/01/2047	238,579
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
465,000	2.500	05/01/2025	449,052
640,000	3.125	05/01/2030	578,136
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (NR/BBB+)
1,450,000	4.500	05/01/2036	1,447,690
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
130,000	2.500	05/01/2026	123,106
340,000	3.000	05/01/2031	298,458

			977,237,198

Georgia – 2.2%
Bartow County Development Authority Pollution Control RB for Georgia Power Company Plant Bown Project Series 2009 (NR/BBB+)(a)(b)
3,920,000	3.950	12/01/2032	3,910,524
Burke County Development Authority Pollution Control RB Fifth Series 1994 (BBB+/A-)(a)(b)
3,000,000	2.150	10/01/2032	2,932,856
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Series 1996 (NR/BBB+)(a)(b)
1,665,000	3.875	10/01/2032	1,665,337
Burke County Development Authority Pollution Control RB Second Series 2008 (BBB+/A-)(a)(b)
3,100,000	2.925	11/01/2048	3,065,064
Cherokee County Water and Sewerage Authority Georgia Water and Sewerage RB, Series 2023 (Aa1/AA)
1,050,000	4.000	08/01/2053	1,024,830
City of Atlanta RB for Water & Wastewater Series 2018 B (Aa2/AA-)
4,750,000	3.500	11/01/2043	4,293,635
County of Fulton RB Refunding for Water & Sewerage Series 2013 A (Aa2/AA)
7,585,000	4.000	01/01/2035	7,584,924
Development Authority of Bartow County Pollution Control RB First Series 1997 (NR\BBB+)(a)
5,000,000	1.800	09/01/2029	4,196,808
Development Authority of Fulton County RB Wellstar Health System, Inc. Project, Series 2020A (A2/A+)
4,000,000	4.000	04/01/2050	3,741,324
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
380,000	5.000	03/01/2027	356,751
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
1,215,000	2.375	01/01/2031	1,055,620

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-) – (continued)
$1,850,000	4.000%	01/01/2036	$ 1,763,484
Glynn-Brunswick Memorial Hospital Authority RB Refunding for Southeast Georgia Health System Obligated Group Series 2020 (Baa1/BBB+)
775,000	4.000	08/01/2035	751,123
500,000	4.000	08/01/2036	476,539
750,000	4.000	08/01/2037	701,495
745,000	4.000	08/01/2038	687,878
Main Street Natural Gas Gas Supply RB Series 2019B (NR/NR)(a)(b)
24,050,000	4.000	08/01/2049	24,118,947
Main Street Natural Gas Gas Supply RB Series 2021A (NR/NR)(a)(b)
15,875,000	4.000	07/01/2052	15,822,489
Main Street Natural Gas Gas Supply RB Sub-Series 2018A (NR/NR)(a)(b)
14,250,000	4.000	04/01/2048	14,264,070
Main Street Natural Gas Inc. Gas Supply RB Series 2019A (NR/NR)
1,500,000	5.000	05/15/2024	1,510,939
2,500,000	5.000	05/15/2028	2,565,855
4,775,000	5.000	05/15/2030	4,946,695
Main Street Natural Gas Inc. Gas Supply RB Series 2021C (NR/NR)(a)(b)
10,295,000	4.000	05/01/2052	10,139,196
Main Street Natural Gas Inc. Gas Supply RB Series 2022A (NR/NR)
2,185,000	4.000	12/01/2026	2,174,813
Main Street Natural Gas Inc. Gas Supply RB Series 2023B (NR/NR)(a)(b)
25,775,000	5.000	07/01/2053	26,929,689
Monroe County Development Authority Pollution Control RB First Series 2009 (BBB+/A-2/A-)(a)(b)
1,850,000	1.000	07/01/2049	1,642,451
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2006 (NR/BBB+)(a)(b)
1,940,000	3.875	12/01/2041	1,940,392
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2012 (NR/BBB+)(a)(b)
3,520,000	3.875	06/01/2042	3,520,712
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2013 (NR/BBB+)(a)(b)
1,940,000	3.875	04/01/2043	1,940,392
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (Baa1/A)
4,155,000	5.000	01/01/2024	4,180,855
4,360,000	5.000	01/01/2025	4,447,526
4,575,000	5.000	01/01/2026	4,730,472
4,805,000	5.000	01/01/2027	5,037,113
5,040,000	5.000	01/01/2028	5,359,806
5,295,000	5.000	01/01/2029	5,657,845

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (Baa1/A) – (continued)
$1,080,000	5.000%	01/01/2034	$ 1,143,958
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (NR/A-)
495,000	5.000	06/01/2031	548,679
400,000	5.000	06/01/2032	441,464
500,000	5.000	06/01/2033	551,240
400,000	4.000	06/01/2034	410,103
500,000	4.000	06/01/2035	505,772
1,000,000	4.000	06/01/2045	924,681
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(e)
1,275,000	4.000	01/01/2038	1,211,573
Savanah Economic Development Authority Recovery Zone Facility Revenue Refunding Bonds Series 2019A (NON-AMT) (BBB/NR)(a)(b)
400,000	2.000	11/01/2033	390,791
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (Baa2/BBB)
1,925,000	1.900	08/01/2024	1,857,631

			187,124,341

Guam – 0.6%
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)(h)
1,265,000	5.250	10/01/2029	1,300,826
1,285,000	5.250	10/01/2030	1,320,211
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
765,000	3.099	10/01/2028	660,676
550,000	3.189	10/01/2029	465,058
740,000	3.489	10/01/2031	608,547
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba2/B+)
670,000	3.625	02/01/2025	651,408
2,045,000	4.250	02/01/2030	2,022,669
Guam Government GO Bonds Series 2019 (AMT) (Ba1/BB-)
2,165,000	5.000	11/15/2031	2,233,786
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB)
2,755,000	5.000	12/01/2025	2,809,084
2,255,000	5.000	12/01/2026	2,321,904
2,000,000	5.000	12/01/2027	2,059,913
Guam Government RB Refunding Series 2021 E (Ba1/NR)
7,795,000	3.250	11/15/2026	7,435,471
Guam Government RB Refunding Series 2021 F (Ba1/NR)
525,000	5.000	01/01/2028	543,723
1,225,000	5.000	01/01/2029	1,275,558
1,100,000	5.000	01/01/2030	1,148,624
1,100,000	5.000	01/01/2031	1,154,296
7,065,000	4.000	01/01/2042	6,244,465

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Guam Power Authority RB Series 2014 A (AGM) (A2/AA)
$325,000	5.000%	10/01/2039	$ 331,572
250,000	5.000	10/01/2044	254,809
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
6,995,000	5.000	01/01/2050	7,100,403
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
350,000	5.000	07/01/2025	354,881
560,000	5.000	07/01/2026	573,550
350,000	5.000	07/01/2027	362,626
370,000	5.000	07/01/2028	383,780
725,000	5.000	07/01/2029	753,328
700,000	5.000	07/01/2030	727,493
700,000	5.000	07/01/2031	727,351
700,000	5.000	07/01/2032	726,633
Guam Waterworks Authority Water & Wastewater RB Series 2016 (Baa2/A-)
1,030,000	5.000	01/01/2046	1,039,974
Guam Waterworks Authority Water and Wastewater System RB Series 2013 (CASH) (Baa2\A-)
1,450,000	5.500	07/01/2043	1,450,000
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (Baa2/A)
400,000	5.000	07/01/2029	423,454
600,000	5.000	07/01/2031	635,461
250,000	5.000	07/01/2033	264,382
225,000	5.000	07/01/2034	237,862
425,000	5.000	07/01/2036	445,081
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Ba1/NR)
300,000	5.000	11/01/2027	311,843
450,000	5.000	11/01/2028	471,990
450,000	5.000	11/01/2029	475,492
375,000	5.000	11/01/2030	396,993

			52,705,177

Hawaii – 0.5%
City & County Honolulu RB for Wastewater System Series 2018 A (Aa2/NR)
8,000,000	4.000	07/01/2042	8,018,167
City and County of Honolulu Multifamily Housing RB Maunakea Tower Apartments Series 2023 (NR/NR)(a)(b)
4,350,000	5.000	06/01/2027	4,513,698
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (AMT) (Baa1/NR)
5,025,000	4.000	03/01/2037	4,779,365
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Baa1/NR)
9,055,000	3.200	07/01/2039	7,616,104

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Hawaii – (continued)
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
$30,000	4.000%		05/15/2026	$ 30,075
75,000	5.000		05/15/2029	78,125
35,000	5.000		05/15/2030	36,366
150,000	5.000		05/15/2031	155,224
180,000	5.000		05/15/2032	185,715
60,000	3.000		05/15/2033	50,890
100,000	3.000		05/15/2034	83,466
150,000	3.000		05/15/2035	123,212
670,000	3.250		05/15/2039	536,999
575,000	5.000		05/15/2044	579,818
State of Hawaii Airports System RB Series 2022A (A1/AA-)
7,750,000	5.000		07/01/2047	8,124,982
State of Hawaii Airports System RB Series 2022A (AMT) (A1/A+)
9,000,000	5.000		07/01/2051	9,389,747

				44,301,953

Idaho – 0.1%
City of Boise City, Idaho Airport Revenue and Revenue Refunding Bonds, Series 2021A (NON-AMT) (A1/NR)
4,850,000	5.000		09/01/2051	5,187,519
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (Baa3/BBB-)
2,000,000	2.750		10/01/2024	1,977,850

				7,165,369

Illinois – 10.9%
Barrington Community Unit School District GO School Bonds Series 2021 (AAA/NR)
2,255,000	5.000		12/01/2029	2,568,755
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle Green Mount Redevelopment Project Series 2021B (NR/NR)
1,675,000	3.750		07/01/2041	1,558,222
Berwyn Municipal Securitization Corp. RB Refunding Series 2019 (AGM-CR) (NR/AA)
7,200,000	5.000		01/01/2035	7,971,203
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2022B (NR/BB+)
5,000,000	4.000		12/01/2041	4,533,050
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Ba2/AA)
650,000	4.000		10/01/2043	596,335
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (NR/AA)
350,000	0.000	(f)	01/01/2026	319,002
165,000	0.000	(f)	01/01/2027	145,306
240,000	0.000	(f)	01/01/2028	204,468
1,875,000	5.000		01/01/2032	2,042,853
765,000	5.000		01/01/2033	831,911
1,115,000	5.000		01/01/2034	1,211,448

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (Ba3/BB)
$555,000	5.382%		12/01/2023	$ 551,580
7,690,000	5.482		12/01/2024	7,556,705
Chicago GO Bonds 2019A (NR/BBB+)
2,750,000	5.000		01/01/2027	2,878,372
590,000	5.000		01/01/2028	623,954
Chicago GO Bonds 2019A (NR/NR)
1,025,000	5.000		01/01/2027	1,096,056
100,000	5.000		01/01/2028	109,257
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
3,550,000	6.000		04/01/2046	3,719,887
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (NR/NR)
1,085,000	5.000		04/01/2034	1,125,183
250,000	5.000		04/01/2035	258,389
110,000	5.000		04/01/2036	113,086
1,525,000	5.000		04/01/2037	1,560,983
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)
2,225,000	0.000	(f)	12/01/2026	1,938,603
1,125,000	0.000	(f)	12/01/2027	941,690
3,095,000	0.000	(f)	12/01/2029	2,376,685
3,905,000	0.000	(f)	12/01/2030	2,850,765
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)
965,000	0.000	(f)	12/01/2027	807,760
1,040,000	0.000	(f)	12/01/2028	834,856
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (Ba1/BBB+)
670,000	0.000	(f)	01/01/2031	489,554
Chicago Illinois Board of Education GO Bonds Series 2015 C (NR/BB)
2,500,000	6.000		12/01/2035	2,557,154
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)
4,705,000	0.000	(f)	12/01/2031	3,285,240
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL) (Baa2/BB)
3,485,000	0.000	(f)	12/01/2023	3,427,774
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba3/BB)
2,530,000	5.500		12/01/2026	2,602,733
6,330,000	5.500		12/01/2027	6,588,275
3,000,000	5.500		12/01/2028	3,157,648
2,115,000	5.500		12/01/2029	2,248,949
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB)
1,020,000	5.250		12/01/2039	1,022,273
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba3/BB)
10,380,000	6.038		12/01/2029	10,252,089

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba3/BB) – (continued)
$2,500,000	6.138%		12/01/2039	$ 2,361,042
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB)
5,160,000	7.000		12/01/2044	5,418,096
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB)
7,125,000	6.500		12/01/2046	7,463,555
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
5,325,000	5.000		12/01/2025	5,450,371
1,270,000	5.000		12/01/2026	1,317,090
2,375,000	5.000		12/01/2027	2,497,572
2,000,000	5.000		12/01/2028	2,131,685
1,500,000	5.000		12/01/2030	1,592,839
3,350,000	5.000		12/01/2031	3,556,565
2,550,000	5.000		12/01/2032	2,705,072
2,800,000	5.000		12/01/2033	2,966,150
600,000	5.000		12/01/2034	634,085
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (NR/AA)
2,180,000	5.000		12/01/2028	2,323,536
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (NR/BB)
2,000,000	0.000	(f)	12/01/2025	1,808,736
2,000,000	0.000	(f)	12/01/2026	1,736,760
300,000	0.000	(f)	12/01/2027	250,036
2,500,000	4.000		12/01/2027	2,493,498
5,000,000	5.000		12/01/2030	5,249,680
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (NR/BB)
1,200,000	5.000		12/01/2023	1,204,291
1,250,000	5.000		12/01/2024	1,264,045
1,200,000	5.000		12/01/2025	1,228,878
1,000,000	5.000		12/01/2026	1,033,759
3,060,000	5.000		12/01/2028	3,208,078
1,000,000	5.000		12/01/2029	1,053,092
3,000,000	5.000		12/01/2030	3,149,808
1,000,000	5.000		12/01/2031	1,047,280
1,000,000	5.000		12/01/2032	1,046,145
1,000,000	5.000		12/01/2033	1,044,257
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM-CR NATL) (A2/AA)
1,465,000	0.000	(f)	01/01/2030	1,144,282
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Ba1/BBB+)
750,000	0.000	(f)	01/01/2032	520,893
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (Ba1/WR/BBB+)
330,000	5.500		01/01/2037	335,651
3,020,000	5.500		01/01/2040	3,067,223

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Project Refunding Series 2014 A (Ba1/BBB+)
$1,500,000	5.250%	01/01/2033	$ 1,514,554
630,000	5.000	01/01/2034	635,355
Chicago Illinois GO Bonds Series 2010 B (Ba1/BBB+)
1,130,000	7.517	01/01/2040	1,275,156
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
1,320,000	5.500	01/01/2039	1,341,810
Chicago Illinois GO Bonds Series 2015 B (NR/BBB+)
706,000	7.375	01/01/2033	756,151
Chicago Illinois GO Bonds Series 2019 (NR/BBB+)
3,725,000	5.000	01/01/2029	3,978,808
2,720,000	5.000	01/01/2031	2,886,674
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
2,575,000	5.000	01/01/2024	2,589,263
4,435,000	5.000	01/01/2025	4,521,627
5,600,000	5.000	01/01/2038	5,657,629
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A3/A-)
4,235,000	5.500	01/01/2029	4,238,222
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (NR/A)
6,000,000	5.000	01/01/2048	6,287,875
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (NR/A)
4,910,000	5.000	01/01/2037	5,061,504
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (NR/A)
8,955,000	5.250	01/01/2035	9,542,297
Chicago Illinois Sales Tax Refunding Series 2002 (ETM) (NR/NR)
1,105,000	5.000	01/01/2025	1,133,160
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
475,000	5.250	01/01/2042	497,030
1,330,000	4.000	01/01/2052	1,278,373
Chicago Illinois Water RB Refunding for Second Lien Project Series 2017-2 (AGM) (NR/AA)
1,000,000	5.000	11/01/2033	1,065,361
Chicago Park District GO LT Refunding Bonds Series 2021C (AA-/AA-)
4,400,000	4.000	01/01/2035	4,418,367
Chicago Transit Authority Sales Tax Receipts RB Series 2014 (NR/AA)
25,240,000	5.250	12/01/2049	25,601,672
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
505,000	3.250	07/01/2029	494,486
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2016 (NR/NR)
1,400,000	5.750	04/01/2034	1,498,076

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2023 (NR/NR)
$2,500,000	5.000%	04/01/2045	$ 2,583,506
City of Chicago Board of Education GO Bonds Series 1999 A (Ba2/BB)
4,725,000	5.500	12/01/2026	4,889,443
City of Chicago Board of Education UT GO Bonds for Dedicated Revenues Series 2018D (NR/BB)
2,550,000	5.000	12/01/2046	2,494,803
City of Chicago Board of Education UT GO Bonds Series 2012A (Ba2/BB)
5,225,000	5.000	12/01/2042	5,154,521
City of Chicago Board of Education UT GO Bonds Series 2021A (NR/BB)
2,300,000	5.000	12/01/2036	2,370,526
750,000	5.000	12/01/2038	763,925
City of Chicago Board of Education UT GO Refunding Bonds Series 2017H (NR/BB)
4,500,000	5.000	12/01/2036	4,560,072
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (NR/AA)
15,000,000	5.000	12/01/2027	15,774,141
7,950,000	5.000	12/01/2029	8,437,687
4,690,000	5.000	12/01/2030	4,980,277
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (NR/BB)
1,900,000	5.000	12/01/2024	1,921,348
6,270,000	5.000	12/01/2025	6,420,887
City of Chicago Board of Education UT GO Refunding Bonds Series 2022B (NR\BB)
3,000,000	4.000	12/01/2037	2,795,422
City of Chicago Board of Education UT GO Series 2015E Project Bonds (NR/BB)
1,300,000	5.125	12/01/2032	1,306,204
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB+)
4,675,000	5.000	01/01/2026	4,837,355
4,180,000	5.000	01/01/2028	4,420,554
City of Chicago GO Bonds Refunding Series 2021A (NR/BBB+)
1,260,000	5.000	01/01/2027	1,318,818
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB+)
301,000	4.000	01/01/2028	302,474
City of Chicago GO Bonds Series 2015A (NR/BBB+)
2,700,000	5.250	01/01/2028	2,972,243
City of Chicago GO Bonds Series 2019A (NR/BBB+)
5,535,000	5.500	01/01/2049	5,834,528
City of Chicago GO Bonds Series 2021B (BBB+/BBB-)
5,579,000	4.000	01/01/2030	5,576,669
2,956,000	4.000	01/01/2038	2,783,913
5,330,000	4.000	01/01/2044	4,769,358
City of Chicago GO Bonds Series 2023A (Baa3/BBB+)
1,950,000	4.000	01/01/2035	1,923,787
3,250,000	5.000	01/01/2035	3,525,797

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
$2,745,000	5.000%	01/01/2025	$ 2,798,617
9,645,000	5.000	01/01/2029	10,302,175
9,315,000	5.000	01/01/2030	10,033,751
City of Chicago IL Waterworks Revenue RB Series 1999 (A/NR/Baa2/WR)
1,560,000	5.000	11/01/2028	1,631,660
2,010,000	5.000	11/01/2029	2,105,184
1,000,000	5.000	11/01/2030	1,047,733
City of Chicago Midway Airport Second Lien Revenue Refunding Bonds Series 2014A (A3/A-)
1,000,000	5.000	01/01/2029	1,003,526
City of Chicago Midway Airport Second Lien Revenue Refunding Bonds Series 2016B (NR/A-)
10,000,000	5.000	01/01/2041	10,207,491
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
3,650,000	5.000	01/01/2042	3,844,058
2,250,000	4.500	01/01/2048	2,227,852
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2016B (NR/A+)
4,250,000	5.000	01/01/2033	4,425,666
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022C (NR/A+)
2,000,000	5.000	01/01/2025	2,035,205
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022D (AMT) (NR/A+)
2,500,000	4.000	01/01/2042	2,452,741
City of Chicago Second Lein Wastewater Transmission RB, Refunding Series 2023B (NR/AA)
2,800,000	5.000	01/01/2035	3,175,457
1,250,000	5.000	01/01/2036	1,404,470
1,050,000	5.000	01/01/2037	1,168,784
1,360,000	5.000	01/01/2038	1,500,031
City of Chicago Second Lien Wastewater Transmission Revenue Refunding Bonds Series 2008C (NR/A)
2,000,000	5.000	01/01/2035	2,031,908
City of Chicago Second Lien Water Revenue Refunding Bonds Series 2004 (NR/A)
1,645,000	5.000	11/01/2026	1,734,468
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (A2/AA)
265,000	5.432	01/01/2042	258,438
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (A2/AA)
5,650,000	6.314	01/01/2044	6,059,591
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (Aa2/NR)
200,000	4.000	01/01/2029	208,532
145,000	4.000	01/01/2030	151,288

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (NR/AA)
$10,350,000	5.500%	12/01/2036	$ 11,642,883
Cook County Sales Tax RB Series 2018 (NR/AA-)
4,000,000	4.000	11/15/2037	4,005,117
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (Aa2/NR)
840,000	4.000	12/01/2023	841,951
County of Cook Sales Tax RB Refunding Series 2021 A (NR/AA-)
8,905,000	4.000	11/15/2039	8,858,328
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
1,500,000	4.000	11/15/2047	1,473,790
District of Greater Chicago Metropolitan Water Reclamation GO UT Bonds 2016 Series E (NR/AA+)
7,520,000	5.000	12/01/2045	7,683,088
Eastern Illinois Economic Development Authority, Illinois Business District RB Remington Road & I-57 Business District Series 2023 (NR/NR)
615,000	5.000	11/01/2033	603,782
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (NR/BBB+)
605,000	5.000	12/01/2034	633,438
775,000	5.000	12/01/2039	792,160
Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (A1/AA)
2,325,000	4.000	12/01/2036	2,345,672
1,420,000	4.000	12/01/2037	1,421,577
4,230,000	4.000	12/01/2042	4,212,245
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (Aa2/NR)
500,000	4.000	12/01/2038	498,968
400,000	4.000	12/01/2040	397,463
1,085,000	4.000	12/01/2042	1,080,446
Illinois Finance Authority RB for Depaul College Prep Foundation Series 2023A (NR/BB+)(e)
1,235,000	5.500	08/01/2043	1,252,491
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
1,000,000	5.000	03/01/2040	972,694
685,000	5.000	03/01/2042	663,363
Illinois Finance Authority RB for DuPage County Community High School District No. 99 Downers Grove Series 2020 A (NR/AA+)
1,300,000	4.000	12/15/2032	1,350,375
3,740,000	4.000	12/15/2033	3,878,190
1,700,000	4.000	12/15/2034	1,759,454
1,395,000	4.000	12/15/2035	1,430,220
2,750,000	3.000	12/15/2036	2,564,743
2,000,000	3.000	12/15/2037	1,831,542
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (Aa2/AA+)
19,555,000	4.000	07/15/2047	18,585,702

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Plymouth Place Series 2022A (NR/NR)
$685,000	5.500%	05/15/2026	$ 690,711
725,000	5.500	05/15/2027	731,713
765,000	5.500	05/15/2028	770,450
Illinois Finance Authority RB for Plymouth Place Series 2022B-3 (NR/NR)
1,750,000	4.750	11/15/2027	1,744,454
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(e)
5,600,000	6.125	04/01/2049	5,258,900
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2021 B (NR/NR)
1,850,000	3.250	05/15/2027	1,636,834
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (NR/A)(g)
4,000,000	4.250	01/01/2028	4,209,981
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
1,155,000	4.000	05/15/2027	1,120,356
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Baa3/NR)
750,000	5.000	09/01/2026	746,926
500,000	5.000	09/01/2027	498,670
500,000	5.000	09/01/2028	498,844
1,600,000	5.000	09/01/2030	1,592,293
1,000,000	5.000	09/01/2031	992,670
1,000,000	5.000	09/01/2032	988,373
1,035,000	5.000	09/01/2033	1,018,756
1,150,000	5.000	09/01/2034	1,122,087
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa2/A-)
900,000	4.000	09/01/2041	836,444
3,975,000	5.000	09/01/2046	4,016,428
Illinois Finance Authority RB Refunding for Lawndale Educational & Regional Network Charter School Obligated Group Series 2021 (NR/BBB)
650,000	4.000	11/01/2041	574,410
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
375,000	5.000	05/15/2041	321,349
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (Aa2/AA-)
2,100,000	5.000	10/01/2041	2,198,174
Illinois Finance Authority RB Refunding for University of Chicago Series 2021 A (Aa2/AA-)
1,380,000	5.000	10/01/2037	1,653,062
Illinois Finance Authority RB Series 2021 (NR\BB+)(e)
375,000	4.000	10/01/2042	286,153
Illinois Finance Authority RB, Columbia College Chicago, Series 2019 (NR/BBB+)
1,000,000	5.000	12/01/2049	1,003,403

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (NR/AA-)
$1,230,000	5.000%		01/01/2036	$ 1,316,850
5,290,000	4.000		01/01/2038	5,240,477
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (NR/AA-)
10,685,000	5.000		01/01/2026	11,089,424
8,170,000	5.000		01/01/2027	8,633,412
15,355,000	5.000		01/01/2028	16,527,752
11,790,000	5.000		01/01/2029	12,855,884
Illinois Sport Facilities Authority Sport Facilities Refunding Bonds Series 2021 (NR\BB+)
1,500,000	5.000		06/15/2030	1,530,596
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (NR/AA)
4,160,000	5.000		06/15/2027	4,198,818
Illinois Sports Facilities Authority Sports Facilities Refunding Bonds Series 2021 (NR/BBB-)
480,000	5.000		06/15/2032	486,809
Illinois State GO Bonds Series 2013 (Baa2/BBB)
5,000,000	5.500		07/01/2024	5,001,479
4,000,000	5.500		07/01/2025	4,001,183
5,500,000	5.250		07/01/2028	5,501,439
9,490,000	5.500		07/01/2038	9,492,807
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
375,000	4.500		12/01/2041	375,762
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
48,140,000	5.000		11/01/2024	48,989,623
2,000,000	5.000		11/01/2025	2,064,884
13,250,000	5.000		11/01/2026	13,900,474
24,005,000	5.000		11/01/2028	25,551,954
Illinois State GO Bonds Series 2018 A (Baa2/BBB)
16,380,000	5.000		05/01/2031	17,562,451
1,760,000	5.000		05/01/2042	1,811,832
1,760,000	5.000		05/01/2043	1,809,169
Illinois State GO Bonds Series 2019 A (Baa2/BBB)
8,000,000	5.000		11/01/2024	8,141,192
Illinois State GO Bonds Series 2019 C (Baa2/BBB)
4,980,000	4.000		11/01/2042	4,701,413
Illinois State GO Bonds Series 2020 (Baa2/BBB)
1,525,000	5.500		05/01/2039	1,666,187
4,100,000	5.750		05/01/2045	4,464,506
Illinois State GO Refunding Bonds Series 2016 (AGM) (A2/AA)
1,185,000	4.000		02/01/2031	1,213,946
Illinois State GO Refunding Bonds Series 2018 B (Baa2/BBB)
2,340,000	5.000		10/01/2031	2,523,903
Illinois State Toll Highway Authority Toll Highway Senior RB 2019 Series C (AA-/Aa3)
9,395,000	5.000		01/01/2025	9,639,938
Metropolitan Pier & Exposition Authority Dedicated State Tax RB for McCormick Place Expansion Series 2002A (Baa3/A-)
2,000,000	0.000	(f)	06/15/2034	1,294,957

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority Dedicated State Tax RB for McCormick Place Expansion Series 2002A (Baa3/A-) – (continued)
$1,860,000	0.000	%(f)	06/15/2038	$ 961,240
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/BBB+)
5,600,000	0.000	(f)	12/15/2032	3,867,955
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa2/BBB+)
2,690,000	0.000	(f)	12/15/2031	1,934,937
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+)
2,000,000	5.000		12/15/2028	2,094,319
300,000	5.000		12/15/2032	314,336
600,000	5.000		12/15/2033	627,753
500,000	5.000		12/15/2034	521,393
1,260,000	0.000	(c)	12/15/2037	838,745
3,500,000	0.000	(c)	12/15/2042	2,232,493
3,850,000	0.000	(c)	12/15/2047	2,380,682
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (A-/Baa3)
2,000,000	0.000	(f)	12/15/2034	1,261,021
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (A-/NR)
5,355,000	4.000		06/15/2052	4,806,488
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (NR/AA)
4,430,000	5.000		07/01/2029	4,810,768
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (NR/AA-)
4,355,000	5.000		01/01/2026	4,519,835
5,150,000	5.000		01/01/2027	5,442,114
2,665,000	5.000		01/01/2028	2,868,542
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (NR/AA-)
6,000,000	5.000		01/01/2029	6,542,435
Sales Tax Securitization Corporation Second Lien Sales Tax Securitization Bonds, Refunding Series 2023C Forward Delivery (NR/AA-)(h)
1,000,000	5.000		01/01/2036	1,097,359
South Sangamon Water Commission GO Refunding Bonds for Alternative Revenue Source Series 2020 (AGM) (Baa1/AA)
875,000	4.000		01/01/2032	897,757
450,000	4.000		01/01/2033	459,722
475,000	4.000		01/01/2034	483,641
420,000	4.000		01/01/2035	424,434
470,000	4.000		01/01/2037	466,088
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (NR/AA)
6,055,000	0.000	(f)	12/01/2025	5,526,540
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (A2/AA)
4,000,000	3.500		03/01/2030	4,019,049

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Bonds Series 2014 (Baa2/BBB)
$570,000	5.000%	02/01/2024	$ 574,330
State of Illinois GO Bonds Series 2016 (A3/A-)
1,115,000	3.500	06/01/2031	1,064,629
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
875,000	4.250	12/01/2040	864,313
State of Illinois GO Bonds Series 2017 D (Baa2/BBB)
925,000	3.250	11/01/2026	902,949
State of Illinois GO Bonds Series 2017C (Baa1/BBB+)
12,830,000	5.000	11/01/2029	13,685,375
State of Illinois GO Bonds Series 2017D (Baa1/BBB+)
10,000,000	5.000	11/01/2027	10,664,300
State of Illinois GO Bonds Series 2019B (A3/A-)
2,000,000	4.000	11/01/2034	2,022,451
State of Illinois GO Bonds Series 2020D (Baa1/BBB+)
5,425,000	5.000	10/01/2024	5,514,562
State of Illinois GO Bonds Series 2021A (Baa1/BBB+)
4,195,000	4.000	03/01/2041	4,008,615
State of Illinois GO Bonds Series 2022A (Baa1/BBB+)
3,875,000	5.500	03/01/2047	4,203,714
State of Illinois GO Bonds, Series of May 2023B (A3/A-)
1,885,000	5.250	05/01/2038	2,058,316
2,510,000	5.250	05/01/2039	2,728,759
2,260,000	5.250	05/01/2040	2,446,203
State of Illinois GO Refunding Bonds Series 2018A (Baa1/BBB+)
500,000	5.000	10/01/2028	540,903
State of Illinois GO Unlimited Bonds Series 2017 A (Baa2/BBB)
1,500,000	4.000	12/01/2033	1,519,003
5,000,000	4.250	12/01/2037	5,018,240
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (Baa2/BBB)
5,100,000	5.000	10/01/2027	5,431,618
State of Illinois RB Refunding Series 2016 C (BAM-TCRS) (NR/AA)
5,580,000	4.000	06/15/2028	5,622,444
Upper Illinois River Valley Development Authority Educational Facility RB for Elgin Math & Science Academy Charter School Project Series 2023A (Ba2/NR)(e)
2,200,000	5.625	03/01/2043	2,137,435
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(e)
370,000	4.000	01/01/2031	349,333
1,050,000	5.000	01/01/2045	968,130
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
250,000	5.000	01/01/2024	250,595
2,690,000	5.000	01/01/2030	2,685,414
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,400,000	4.250	01/01/2029	1,338,143
Village of Romeoville GO Refunding Bonds Series 2019 (Aa2/NR)
3,055,000	5.000	12/30/2027	3,336,255
3,235,000	5.000	12/30/2028	3,606,535

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
$210,000	4.125%	10/01/2041	$ 180,607
1,420,000	4.125	10/01/2046	1,165,666
Will County Community High School District No. 210 Lincoln-Way GO Refunding Bonds Series 2020 (AGM) (Baa1/AA)
650,000	4.000	01/01/2034	663,188

			911,894,352

Indiana – 0.5%
City of Mishawaka RB for Sewerage Works Series 2018 (AGM) (NR/AA)
1,845,000	2.000	09/01/2038	1,385,249
City of Whiting Environmental Facilities Refunding RB for BP Products North America Inc. Project Series 2019A (NR/NR) (a)(b)
4,450,000	5.000	12/01/2044	4,579,862
Indiana Finance Authority CHF - Tippecanoe, LLC - Student Housing Project Student Housing RB Series 2023A (NR/BBB-)
1,550,000	5.125	06/01/2058	1,567,332
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
540,000	5.000	09/15/2034	560,639
680,000	5.000	09/15/2039	688,029
445,000	4.000	09/15/2044	382,162
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (NR/BB-)
2,165,000	4.125	12/01/2026	2,140,897
Indiana Finance Authority First Lien Wastewater Utility RB Series 2015A (AA/NR)
16,825,000	5.000	10/01/2045	17,046,008
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/A-) (a)(b)
2,300,000	2.100	11/01/2049	2,210,416
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
185,000	4.000	07/01/2030	173,991
300,000	5.000	07/01/2040	287,407
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Ba1/NR)
2,110,000	3.000	11/01/2030	1,910,028
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Ba1/NR)
2,350,000	3.000	11/01/2030	2,127,283
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
300,000	1.720	11/15/2023	294,592
350,000	1.990	11/15/2024	330,118
360,000	2.450	11/15/2025	331,185
465,000	2.520	11/15/2026	417,157
610,000	2.920	11/15/2027	541,588
850,000	3.210	11/15/2028	746,605
880,000	3.260	11/15/2029	757,531

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR) – (continued)
$670,000	3.300%	11/15/2030	$ 565,295
Town of Upland Economic Development RB for Taylor University Project Series 2021 (NR/A-)
1,300,000	4.000	09/01/2033	1,296,344

			40,339,718

Iowa – 0.4%
City of Coralville GO Annual Appopriation Refunding Bonds Series 2022C (NR/NR)
11,195,000	5.000	05/01/2042	10,800,611
City of Davenport GO Corporate Bonds Series 2019 IA (Aa3/AA)
1,060,000	4.000	06/01/2031	1,106,253
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (BBB-/NR)(a)(b)
5,800,000	4.000	12/01/2050	5,706,020
Iowa Finance Authority RB for Gevo NW Iowa RNG LLC Series 2021 (AMT) (Aa3/VMIG1/NR)(a)(b)
5,500,000	1.500	01/01/2042	5,364,611
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
1,700,000	4.000	05/15/2055	986,508
2,300,000	5.000	05/15/2055	1,608,617
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (BBB+/NR)
925,000	5.375	10/01/2052	955,632
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-1 (NR/BBB)
6,025,000	4.000	06/01/2049	5,957,679

			32,485,931

Kansas – 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
825,000	4.000	06/01/2036	688,691
City of Topeka Health Care Facilities RB for Brewster Place Series 2022A (NR/NR)
1,750,000	6.500	12/01/2052	1,738,509
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,015,000	4.000	05/15/2024	1,000,474
1,060,000	5.000	05/15/2025	1,045,715
City of Wichita Health Care Facilities RB Presbyterian Manors, Inc. Series III, 2019 (NR/NR)
1,110,000	5.000	05/15/2026	1,086,246
Salina Airport Authority GO Bonds 2023B (AMT) (Aa3/AA)
3,565,000	4.000	09/01/2036	3,586,209

			9,145,844

Kentucky – 1.4%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)(e)
1,925,000	4.450	01/01/2042	1,849,867

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022B (NR/NR)(e)
$2,250,000	3.700%	01/01/2032	$ 2,184,412
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY, LLC Project Series 2022A (NR/NR)(e)
525,000	4.700	01/01/2052	499,681
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A1/A)
4,525,000	2.125	10/01/2034	3,576,921
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A1/A)
6,100,000	2.000	02/01/2032	4,991,757
Fayette County School District Finance Corp. School Building RB Series 2023A (Aa3/AA-)
4,145,000	4.000	03/01/2045	4,070,688
4,400,000	4.000	03/01/2048	4,307,974
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
280,000	4.000	03/01/2046	246,745
110,000	4.000	03/01/2049	95,348
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A2/AA)
1,200,000	4.000	06/01/2037	1,163,328
400,000	4.000	06/01/2045	372,746
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
1,000,000	5.000	08/01/2035	1,063,935
1,000,000	5.000	08/01/2036	1,056,843
Kentucky Public Energy Authority Gas Supply RB 2018 Series A (NR/NR)(a)(b)
1,000,000	4.000	04/01/2048	999,105
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A1/A-)
8,145,000	5.000	11/01/2025	8,467,603
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (NR/A)
2,000,000	4.000	10/01/2034	2,004,429
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
17,250,000	2.000	10/01/2033	13,877,120
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (Aa3/AA)
10,000,000	4.000	05/15/2038	10,086,101
Public Energy Authority of Kentucky Gas Supply RB Series 2020A (NR/NR)(a)(b)
32,050,000	4.000	12/01/2050	31,984,596
Public Energy Authority of Kentucky Gas Supply RB Series 2022 A-1 (NR/NR)(a)(b)
16,775,000	4.000	08/01/2052	16,454,208

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
University of Kentucky General Receipts Refunding Bonds Series 2015 A (ST INTERCEPT) (Aa2/AA+)
$3,260,000	4.000%	04/01/2026	$ 3,307,187

			112,660,594

Louisiana – 1.8%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
1,135,000	4.000	12/01/2023	1,133,903
1,150,000	4.000	12/01/2024	1,141,973
4,155,000	5.000	12/01/2025	4,125,823
3,555,000	5.000	12/01/2027	3,487,698
1,600,000	5.000	12/01/2028	1,567,604
City of New Orleans Sewerage Service RB Series 2020 B (AGM) (NR/AA)
310,000	4.000	06/01/2036	318,824
285,000	4.000	06/01/2037	289,084
310,000	4.000	06/01/2038	309,357
400,000	4.000	06/01/2039	398,870
265,000	4.000	06/01/2040	263,301
City of New Orleans Sewerage Service RB Series 2020 B (NR/A)
1,325,000	5.000	06/01/2045	1,391,832
Lake Charles Harbor & Terminal District RB Series 2021 (AMT) (NR/NR)(a)(b)
17,000,000	1.000	12/01/2051	16,099,248
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(e)
370,000	3.625	06/01/2024	367,696
2,540,000	3.750	06/01/2030	2,390,427
5,070,000	4.375	06/01/2048	4,419,068
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
365,000	2.375	06/01/2026	342,671
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Downsville Community Charter School Project Series 2023 (NR/NR)(e)
1,765,000	6.500	06/15/2038	1,803,400
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (NR/BBB+)(e)
16,840,000	5.000	04/01/2035	17,203,284
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (NR/BBB)
14,310,000	3.500	11/01/2032	13,778,821
Louisiana Local Government Environmental Facilities & Community Development Authority Subordinate Lien RB for East Baton Rouge Sewerage Commission Projects Series 2014 A (WR/A+)(g)
6,250,000	4.375	02/01/2024	6,292,139

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (NR/AA)
$900,000	2.750%	10/01/2023	$ 896,747
670,000	5.000	10/01/2023	671,945
Louisiana Public Facilities Authority RB for Geo Academies Mid-City Project Series 2022 (NR/NR)(e)
420,000	5.625	06/01/2037	417,177
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)(e)
400,000	6.000	06/01/2037	383,607
Louisiana Public Facilities Authority RB for Lincoln Prepatory School Project Series 2022A (NR/NR)(e)
300,000	6.125	06/01/2037	299,285
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
3,530,000	3.000	06/01/2050	2,619,063
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (NR/A+)
1,295,000	4.000	06/01/2050	1,179,930
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A3/NR)
900,000	4.000	07/01/2044	830,202
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (Baa1/BBB)
1,435,000	4.000	10/01/2036	1,393,362
885,000	4.000	10/01/2037	847,580
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
3,695,000	4.000	05/15/2042	3,553,817
600,000	5.000	05/15/2046	609,662
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)(e)
580,000	4.000	06/01/2031	531,793
1,235,000	4.000	06/01/2041	981,141
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)(e)
490,000	4.000	06/01/2031	449,273
785,000	4.000	06/01/2041	623,640
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
2,400,000	5.000	05/15/2042	2,447,302
Louisiana Stadium and Exposition District Senior RB, Tax-Exempt Series 2023A (A2/NR)
1,875,000	5.000	07/01/2035	2,146,170
1,175,000	5.000	07/01/2036	1,331,264
1,050,000	5.000	07/01/2037	1,175,758
1,350,000	5.000	07/01/2038	1,500,661
New Orleans Aviation Board GARB Series 2015 B (AMT) (A2/A-)
3,750,000	5.000	01/01/2034	3,802,614

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (Baa3/BBB-)(a)(b)
$7,210,000	4.050%	06/01/2037	$ 7,177,885
Parish of St. John the Baptist Revenue Refunding Bonds for Marathon Oil Project Series 2017 (NON-AMT) (NR/BBB-)(a)(b)
21,235,000	2.200	06/01/2037	20,047,904
Parish of St. John The Baptist Revenue Refunding Bonds Series 2017 (NON-AMT) Sub-Series 2017A-2 (BBB-/BBB-)(a)(b)
15,505,000	2.100	06/01/2037	15,205,955

			148,248,760

Maine – 0.2%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (Baa1/BBB+)
800,000	3.000	01/01/2027	780,631
300,000	5.000	01/01/2028	322,783
225,000	5.000	01/01/2029	245,578
270,000	5.000	01/01/2030	299,538
370,000	5.000	01/01/2031	408,877
810,000	5.000	01/01/2032	889,809
890,000	5.000	01/01/2033	975,689
620,000	5.000	01/01/2034	679,619
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (A2/AA)
500,000	5.000	12/01/2023	502,448
500,000	5.000	12/01/2024	507,379
450,000	5.000	12/01/2025	461,114
1,530,000	5.000	12/01/2026	1,589,208
1,500,000	5.000	12/01/2027	1,577,414
1,000,000	5.000	12/01/2028	1,059,292
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A1/A+)
200,000	4.000	07/01/2045	189,564
Maine Health & Higher Educational Facilities Authority RB for MaineHealth Series 2020A (A1/A+)
6,785,000	4.000	07/01/2050	6,354,579
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM ST INTRCPT ST RES BD GTY) (A1/AA)
500,000	2.500	07/01/2029	484,999
Maine Turnpike Authority RB Refunding Series 2015 (Aa3/AA-)
1,575,000	5.000	07/01/2026	1,634,725

			18,963,246

Maryland – 1.1%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000	09/01/2027	419,211
650,000	4.500	09/01/2033	639,824
City of Annapolis GO Refunding Bonds for Public Improvements Series 2015 B (Aa1/AA+)
1,725,000	4.000	08/01/2027	1,804,426

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
City of Baltimore Project RB for Stormwater Projects Series 2019A (Aa2/AA-)
$4,465,000	5.000%	07/01/2049	$ 4,755,344
City of Baltimore Tax Allocation Refunding for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(e)
100,000	2.750	06/01/2024	98,401
40,000	3.000	06/01/2024	39,351
125,000	2.800	06/01/2025	120,997
135,000	2.850	06/01/2026	128,764
175,000	2.950	06/01/2027	164,648
190,000	3.050	06/01/2028	175,562
200,000	3.150	06/01/2029	182,845
300,000	3.375	06/01/2029	275,646
200,000	3.200	06/01/2030	180,706
200,000	3.250	06/01/2031	179,345
250,000	3.300	06/01/2032	221,978
270,000	3.350	06/01/2033	237,120
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
475,000	3.000	07/01/2024	470,510
945,000	4.000	07/01/2029	924,310
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
440,000	4.000	01/01/2038	409,817
525,000	4.000	01/01/2039	483,998
1,175,000	4.000	01/01/2040	1,071,590
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
615,000	4.000	01/01/2032	608,426
530,000	4.000	01/01/2033	523,103
600,000	4.000	01/01/2034	591,434
1,065,000	4.000	01/01/2035	1,041,329
1,310,000	4.000	01/01/2037	1,242,923
1,240,000	4.000	01/01/2038	1,161,162
1,530,000	4.000	01/01/2040	1,401,904
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (AGC) (NR/AA)
465,000	5.700	07/01/2029	465,825
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
1,410,000	3.750	07/01/2039	1,238,136
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
270,000	4.000	07/01/2040	246,275
Hagerstown Stadium Authority Multi-Use Sports and Events Facility Lease RB Series 2022A (Aa2\NR)
1,990,000	5.000	06/01/2040	2,225,153
2,085,000	5.000	06/01/2041	2,323,447
2,190,000	5.000	06/01/2042	2,431,033

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Economic Development Corp. Adjustable Mode Revenue Refunding Bonds for Constellation Energy Group Inc. Project Series 2006B (NR/BBB)(a)(b)
$1,625,000	4.100%		10/01/2036	$ 1,655,098
Maryland Economic Development Corp. Private Activity RB for Purple Line Light Rail Project Series 2022A (NR/NR)
3,150,000	5.000		11/12/2028	3,253,289
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa3/NR)
1,000,000	5.000		06/01/2044	1,018,011
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Baa3/NR)
5,535,000	3.997		04/01/2034	4,441,057
Maryland Health & Higher Educational Facilities Authority RB for Adventist Healthcare Obligated Group Series 2016 A (Baa3/NR)
10,850,000	5.500		01/01/2046	11,046,287
Maryland Health & Higher Educational Facilities Authority RB for St. John’s College Series 2020 (NR/BBB)
390,000	4.000		10/01/2025	390,346
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
800,000	3.250		07/01/2039	654,689
350,000	4.000		07/01/2040	336,726
750,000	4.000		07/01/2045	709,849
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB)
425,000	4.000		10/01/2027	428,083
440,000	4.000		10/01/2028	444,206
355,000	4.000		10/01/2029	358,736
475,000	4.000		10/01/2030	479,881
795,000	3.000		10/01/2034	707,234
475,000	4.000		10/01/2040	443,600
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)(e)
650,000	5.500		05/01/2042	618,498
Maryland Health and Higher Educational Facilities Authority RB Monocacy Montessori Communities Issue Series 2023 (NR/NR)(e)(h)
250,000	5.250		07/01/2033	250,717
300,000	5.875		07/01/2043	300,756
Maryland Health and Higher Educational Facilities Authority RB University of Maryland Medical System Issue Series 2020B-1 (A/A2)(a)(b)
3,325,000	5.000		07/01/2045	3,395,626
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (Aa3/AA-)
10,300,000	0.000	(f)	05/01/2051	2,834,997
10,300,000	0.000	(f)	05/01/2052	2,687,486

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Mayor and City Council of Baltimore City of Baltimore, Maryland Convention Center Hotel Revenue Refunding Bonds, Series 2017 (NR/B)
$1,250,000	5.000%	09/01/2035	$ 1,243,084
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
390,000	4.500	06/01/2033	382,054
675,000	4.875	06/01/2042	647,196
Montgomery Count GO Consolidated Public Improvement Project and Refunding Bonds of 2021 Series A (Aaa/AAA)
6,655,000	5.000	08/01/2030	7,682,418
Prince George’s County GO Bonds Consolidated Public Improvement Bonds Series 2014A (AAA/Aaa)
4,010,000	4.000	09/01/2032	4,036,349
1,545,000	4.000	09/01/2033	1,554,777
State of Maryland GO Bonds for State & Local Facilities Loan Series 2022A (Aaa/AAA)
10,000,000	5.000	06/01/2037	11,507,197

			91,992,790

Massachusetts – 0.6%
Massachusetts Bay Transportation Authority Subordinated Sales Tax Bonds 2021 Series A (Aa3/AA)
10,000,000	4.000	07/01/2051	9,767,377
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (Aaa/AAA)
5,000,000	5.000	07/15/2036	6,124,895
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)(e)
495,000	4.000	11/15/2023	493,724
1,500,000	5.000	11/15/2028	1,549,090
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
225,000	4.000	12/01/2042	195,544
245,000	5.000	12/01/2042	247,561
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/BB+)(e)
125,000	5.000	07/15/2024	126,004
125,000	5.000	07/15/2025	124,890
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
500,000	5.000	10/01/2028	539,662
425,000	5.000	10/01/2029	465,717
325,000	5.000	10/01/2030	360,405
450,000	5.000	10/01/2031	493,225
400,000	5.000	10/01/2032	437,697
500,000	5.000	10/01/2033	546,315
450,000	5.000	10/01/2034	490,560
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB+)
825,000	5.000	07/01/2038	836,600

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB+) – (continued)
$1,850,000	5.000%	07/01/2039	$ 1,852,957
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Bonds 2018 Series B (Aa3/AA)
10,735,000	4.000	02/15/2041	10,702,149
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL) (Aa1/AA)(d)
(3M USD LIBOR + 0.57%)
1,970,000	4.120	05/01/2037	1,969,518
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR FGIC) (Aa1/AA+)(d)
(3M USD LIBOR + 0.57%)
1,735,000	4.120	05/01/2037	1,734,570
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (Aa1/AA)
4,030,000	4.000	05/01/2039	4,067,474
Massachusetts Water Resources Authority General Revenue Refunding Bonds, 2014 Series F (Aa1/AA+)(g)
3,870,000	4.000	08/01/2024	3,906,009
4,045,000	4.000	08/01/2024	4,082,637

			51,114,580

Michigan – 2.6%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(a)
50,843,183	4.000	04/01/2044	37,865,817
City of Detroit GO Bonds Series 2020 (Ba3/BB-)
265,000	5.000	04/01/2024	266,567
275,000	5.000	04/01/2025	277,224
290,000	5.000	04/01/2026	294,530
615,000	5.000	04/01/2027	630,659
645,000	5.000	04/01/2028	666,612
455,000	5.000	04/01/2029	472,269
710,000	5.000	04/01/2030	737,907
City of Detroit GO Bonds Series 2021 A (Ba3/BB-)
1,365,000	5.000	04/01/2030	1,418,652
1,100,000	5.000	04/01/2032	1,141,725
2,280,000	5.000	04/01/2036	2,336,382
1,900,000	5.000	04/01/2038	1,918,529
1,750,000	5.000	04/01/2039	1,760,329
City of Detroit GO Bonds Series 2021 B (Ba3/BB-)
400,000	2.189	04/01/2024	383,565
500,000	2.511	04/01/2025	457,684
675,000	2.711	04/01/2026	598,570
City of Grand Rapids RB Refunding for Sanitary Sewerage System Series 2020 (Aa2/AA)
1,000,000	5.000	01/01/2045	1,079,665
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
1,075,000	5.000	07/01/2026	1,091,222
1,130,000	5.000	07/01/2027	1,146,942
1,000,000	5.000	07/01/2028	1,013,921
1,000,000	5.000	07/01/2029	1,013,824

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA) – (continued)
$3,435,000	5.000%	07/01/2033	$ 3,472,142
3,330,000	5.000	07/01/2036	3,353,457
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)(a)
2,556,114	4.000	04/01/2044	1,903,684
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (A1/AA)(d) (3M USD LIBOR + 0.60%)
11,250,000	4.307	07/01/2032	10,652,874
Great Lakes Water Authority Water Supply System Refunding Senior Lien RB Series 2016C (A1/AA-)
8,300,000	5.250	07/01/2033	8,748,435
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien Bonds Series 2016C (A1/AA-)
20,000,000	5.250	07/01/2035	21,136,668
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
500,000	4.000	11/15/2031	457,160
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR\BBB-)
645,000	4.000	02/01/2042	524,352
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
3,700,000	4.000	11/15/2050	3,408,173
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
6,380,000	4.000	02/15/2047	6,012,701
13,070,000	4.000	02/15/2050	12,149,720
Michigan Finance Authority Hospital Revenue Refunding Bonds for Henry Ford Health System Series 2016 (A2\A)
1,500,000	5.000	11/15/2032	1,567,531
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (NR/BB+)
1,000,000	3.875	10/01/2023	999,070
Michigan Finance Authority Local Government Loan Program RB for Detroit Water & Sewage Department Water Supply System Project Series 2015C (A2/A+)
3,000,000	5.000	07/01/2034	3,074,053
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL) (A2/A+)
650,000	5.000	07/01/2036	656,588
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (A1/AA)
325,000	5.000	07/01/2032	329,841
250,000	5.000	07/01/2033	253,675

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A2/A+)
$1,945,000	5.000%		07/01/2033	$ 1,993,762
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (A1/AA)
400,000	5.000		07/01/2035	405,218
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A1/AA-)
1,000,000	5.000		07/01/2029	1,028,167
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB)
1,120,000	3.500		09/01/2030	980,413
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/A-)
450,000	4.000		09/01/2045	406,560
475,000	4.000		09/01/2050	417,734
Michigan Finance Authority Tobacco Settlement Asset-Backed Bonds Series 2020A-2 (BBB+/NR)
6,600,000	5.000		06/01/2040	6,873,762
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB-)
1,150,000	5.000		06/01/2049	1,174,924
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)
101,825,000	0.000	(f)	06/01/2065	9,899,192
Michigan Strategic Fund Limited Obligation RB Dte Electric Company Exempt Facilities Project, Collateralized Series 2023DT (NR/A)(a)(b)
7,350,000	3.875		06/01/2053	7,347,053
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A2/AA)
15,000,000	4.250		12/31/2038	14,591,054
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 1995 (Aa3/A)
7,500,000	1.450		09/01/2030	6,407,914
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 2008 (Aa3/A)
7,175,000	1.350		08/01/2029	6,244,476
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)
40,075,000	0.000	(f)	06/01/2058	1,591,434
Universal Academy RB Refunding Series 2021 (NR/BBB-)
345,000	2.000		12/01/2026	321,954
500,000	4.000		12/01/2031	473,909
Van Buren Public Schools Michigan GO Unlimited Refunding Bonds Series 2019 (Q-SBLF) (NR/AA)
2,485,000	4.000		11/01/2026	2,560,430
2,585,000	4.000		11/01/2027	2,693,864

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (NR/AA)
$3,705,000	5.000%	05/01/2027	$ 3,891,187
Warren Consolidated Schools GO Bonds Series 2016 (Q-SBLF) (AA/NR)
1,145,000	5.000	05/01/2025	1,183,994
1,215,000	5.000	05/01/2026	1,282,796
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (NR/AA)
580,000	2.019	05/01/2025	546,848
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (AMT) (A1/A-)
400,000	5.000	12/01/2033	422,690
1,065,000	5.000	12/01/2034	1,121,838
650,000	5.000	12/01/2035	681,273
800,000	5.000	12/01/2036	834,283
880,000	5.000	12/01/2037	913,953
Wayne County Airport Authority RB Series 2021A (NON-AMT) (NR/A)
2,015,000	5.000	12/01/2041	2,195,978

			213,759,379

Minnesota – 0.4%
City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
1,315,000	4.000	07/01/2031	1,197,601
City of Minneapolis GO Green Bonds Series 2019 (NR/AAA)
2,390,000	2.000	12/01/2029	2,167,738
2,940,000	2.000	12/01/2030	2,642,955
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (A2/NR)
675,000	5.000	05/01/2048	691,827
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (NR/BBB-)
400,000	3.000	12/01/2030	365,290
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital of Duluth Obligated Group Series 2022A (NR/BBB-)
475,000	5.000	06/15/2032	504,952
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
2,160,000	4.250	02/15/2048	2,040,961
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/BBB-)
325,000	5.000	06/15/2027	333,788
460,000	5.000	06/15/2028	477,010
400,000	5.000	06/15/2029	417,647
425,000	5.000	06/15/2030	446,929

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
$370,000	3.000%	07/01/2024	$ 363,014
400,000	3.000	07/01/2025	384,811
360,000	3.000	07/01/2026	339,474
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Ba2/NR)
650,000	3.250	03/01/2024	646,356
Duluth Independent School District No.709 COPS Refunding Series 2019 B (SD CRED PROG) (Aa2/NR)
400,000	5.000	02/01/2024	403,602
350,000	5.000	02/01/2028	377,601
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
500,000	5.000	05/01/2047	452,842
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
165,000	4.000	12/01/2026	164,179
165,000	4.000	12/01/2027	164,085
205,000	4.000	12/01/2028	203,947
125,000	4.000	12/01/2029	124,260
250,000	4.000	12/01/2030	247,865
170,000	4.000	12/01/2031	167,973
Minnesota Municipal Gas Agency Commodity Supply RB Series 2022 (NR/NR)
5,650,000	4.000	12/01/2026	5,675,351
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (Aa1/AAA)
1,680,000	3.000	10/01/2029	1,656,586
St. Louis County Independent School District Full Term Refunding Certificates of Participation Series 2019B (Baa2/NR)
395,000	5.000	02/01/2026	411,825
State of Minnesota GO State Various Purpose Bonds Series 2015A (AAA/Aa1)
5,500,000	5.000	08/01/2035	5,686,859

			28,757,328

Mississippi – 0.3%
Lowndes County Solid Waste Disposal and Pollution Control Refunding RB Series 2022 (NON-AMT) (Baa2\BBB)(a)(b)
9,500,000	2.650	04/01/2037	9,067,934
Mississippi Business Finance Corp. Exempt Facilities RB for Enviva Project Series 2022 (NR/B+)(a)(b)
2,350,000	7.750	07/15/2047	1,759,529
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(e)
415,000	5.000	10/01/2023	415,408
440,000	5.000	10/01/2024	443,022
660,000	5.000	10/01/2025	666,265
750,000	5.000	10/01/2026	762,746
800,000	5.000	10/01/2027	820,445

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(e) – (continued)
$850,000	5.000%	10/01/2028	$ 878,553
875,000	5.000	10/01/2029	910,672
1,225,000	5.000	10/01/2030	1,280,465
Mississippi State GO Bonds Series 2015 F (Aa2/AA)(g)
1,000,000	4.000	11/01/2025	1,023,271
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2018 (BBB/NR)(a)(b)
2,700,000	2.900	09/01/2032	2,695,342

			20,723,652

Missouri – 0.8%
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (Ba1/BBB-)
1,200,000	4.000	03/01/2041	1,027,224
City of Poplar Bluff COPS Series 2021 (NR/BBB+)
875,000	2.500	10/01/2041	600,052
1,060,000	2.625	10/01/2046	687,940
City of St. Louis IDA Tax Increment Financing RB for St. Louis Innovation District Project Series 2022 (NR/NR)
1,650,000	5.000	05/15/2041	1,638,346
Health and Educational Facilities Authority of The State of Missouri Health Facilities RB Wright Memorial Hospital Series 2019 (NR/NR)
1,420,000	5.000	09/01/2029	1,460,849
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(e)
800,000	4.500	12/01/2029	786,866
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 A (AMT) (A2/A-)
4,200,000	5.000	03/01/2030	4,495,684
4,410,000	5.000	03/01/2031	4,724,712
4,630,000	5.000	03/01/2032	4,960,384
4,865,000	5.000	03/01/2033	5,210,463
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 C (A2/A-)
2,000,000	5.000	03/01/2033	2,193,474
3,200,000	5.000	03/01/2034	3,499,624
Metropolitan St. Louis Sewer District Wastewater System Improvement and Refunding RB Series 2017A (Aa1/AAA)
11,000,000	5.000	05/01/2042	11,545,846
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
830,000	5.000	09/01/2038	865,285
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
370,000	4.000	08/01/2036	317,793
475,000	4.000	08/01/2041	375,501
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
320,000	5.000	09/01/2025	323,839
860,000	5.000	09/01/2027	880,382

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR)
$420,000	4.000%	02/15/2037	$ 421,305
500,000	4.000	02/15/2039	492,205
1,850,000	4.000	02/15/2044	1,763,144
Missouri Southern State University Auxiliary Enterprise System RB Refunding Series 2021 (NR/NR)
630,000	3.000	10/01/2026	610,792
875,000	4.000	10/01/2031	841,027
Missouri Southern State University Auxiliary System RB Series 2019 A (AGM) (NR/AA)
275,000	5.000	10/01/2030	303,512
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
210,000	5.000	10/01/2026	220,484
210,000	5.000	10/01/2029	231,739
150,000	5.000	10/01/2032	165,391
240,000	4.000	10/01/2034	247,139
125,000	4.000	10/01/2035	127,967
150,000	4.000	10/01/2036	152,488
170,000	4.000	10/01/2037	171,466
145,000	4.000	10/01/2038	145,182
110,000	4.000	10/01/2039	109,135
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
350,000	3.000	05/01/2024	345,656
250,000	3.000	05/01/2026	239,580
St. Louis Municipal Finance Corp. Leasehold RB for Convention Center Expansion and Improvement Projects Series 2020 (AGM) (NR/AA)
5,000,000	5.000	10/01/2049	5,185,014
St. Louis Municipal Finance Corporation Leasehold RB, Series 2020 Convention Center Expansion and Improvement Projects (A1/AA)
1,000,000	5.000	10/01/2045	1,049,955
State of Missouri Environmental Improvement and Energy Resources Authority Environmental Improvement RB Series 2008 (A/NR)(a)(b)
4,000,000	3.500	05/01/2038	3,941,029
State of Missouri Health & Educational Facilities Authority Health Facilities RB for Mosaic Health System Series 2019A (A1/NR)
675,000	4.000	02/15/2038	669,355
The Industrial Development Authority of The County of Taney, Missouri Sales Tax Revenue Improvement Bonds Big Cedar Infrastructure Project Series 2023 (NR/NR)(e)
1,000,000	5.000	10/01/2033	991,236

			64,019,065

Montana – 0.1%
City of Billings RB for Sewer System Series 2017 (Aa3/NR)
575,000	5.000	07/01/2029	619,001

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Montana – (continued)
City of Forsyth, Rosebud County, Montana Pollution Control Revenue Refunding Bonds Northwestern Corporation Colstrip Project Series 2023 (NR/NR)
$3,875,000	3.875%	07/01/2028	$ 3,887,187

			4,506,188

Nebraska – 0.1%
Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (NR/NR)
415,000	4.000	01/01/2033	424,292
1,000,000	4.000	01/01/2034	1,024,801
1,000,000	4.000	01/01/2035	1,021,437
1,250,000	4.000	01/01/2036	1,268,884
1,185,000	4.000	01/01/2037	1,191,917
1,500,000	4.000	01/01/2038	1,489,200
2,000,000	4.000	01/01/2039	1,975,818

			8,396,349

Nevada – 0.6%
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
195,000	3.500	06/01/2025	191,642
180,000	3.500	06/01/2026	175,184
195,000	3.500	06/01/2027	187,373
145,000	3.500	06/01/2028	137,717
165,000	3.500	06/01/2029	154,171
165,000	3.250	06/01/2030	149,581
300,000	3.250	06/01/2031	269,044
400,000	3.500	06/01/2032	362,826
445,000	3.500	06/01/2033	400,016
955,000	3.500	06/01/2034	844,763
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
415,000	2.750	06/01/2033	336,132
730,000	2.750	06/01/2036	559,146
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
235,000	4.250	06/01/2034	225,312
275,000	4.500	06/01/2039	261,319
230,000	4.625	06/01/2043	215,882
370,000	4.625	06/01/2049	338,908
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (Ba2/NR)(e)
1,455,000	2.750	06/15/2028	1,354,436
Clark County Pollution Control Refunding RB for Nevada Power Company Projects Series 2017 (NR/A+)(a)(b)
1,300,000	3.750	01/01/2036	1,304,539
Clark County School District Building GO Bonds Series 2019 B (AGM) (A1/AA)
9,795,000	5.000	06/15/2030	10,940,550

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Clark County School District GO Bonds Series 2018 A (A1/A+)
$3,745,000	5.000%	06/15/2030	$ 4,087,256
Clark County School District GO Bonds Series 2020 A (AGM) (A1/AA)
725,000	5.000	06/15/2033	821,354
835,000	5.000	06/15/2034	943,369
900,000	4.000	06/15/2037	910,924
855,000	4.000	06/15/2038	861,640
950,000	4.000	06/15/2039	953,174
700,000	4.000	06/15/2040	695,861
Henderson Nevada Local Improvement District No. T-18 (Inspirada) Special Assessment Refunding Limited Obligation Series 2016 (NR/NR)
1,275,000	4.000	09/01/2025	1,268,299
Las Vegas Convention & Visitors Authority Convention Center Expansion RB Series 2018B (Aa3/A)
3,270,000	4.000	07/01/2049	3,098,077
Las Vegas Convention & Visitors Authority RB Refunding Series 2016 C (Aa3/A)
1,250,000	5.000	07/01/2026	1,312,519
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/A)
715,000	5.000	07/01/2026	750,761
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (Aa3/A)
605,000	5.000	07/01/2035	651,967
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/A)
2,685,000	5.000	07/01/2043	2,797,904
Las Vegas Convention & Visitors Authority RB Series 2019 B (Aa3/A)
1,050,000	5.000	07/01/2027	1,122,188
State of Nevada GO Refunding Bonds for Capital Improvements & Cultural Affairs Series 2015 B (Aa1/AA+)
5,000,000	5.000	11/01/2026	5,173,883
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
1,700,000	5.000	07/01/2040	1,688,977

			45,546,694

New Hampshire – 0.8%
National Finance Authority Hospital RB Series 2021B (AGM) (AA/A1)
3,500,000	3.000	08/15/2046	2,639,952
National Finance Authority Pollution Control Refunding RB for New York State Electric & Gas Corp. Project Series 2022A (AMT) (NR/A-)
8,635,000	4.000	12/01/2028	8,611,379
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
5,700,000	4.000	01/01/2041	4,730,398
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (Baa1/A-)(a)(b)
2,695,000	2.800	10/01/2033	2,688,793

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Hampshire – (continued)
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
$11,045,000	5.000%	08/01/2032	$ 11,686,146
2,150,000	5.000	08/01/2033	2,273,052
4,075,000	5.000	08/01/2034	4,303,941
4,290,000	5.000	08/01/2035	4,511,419
4,505,000	5.000	08/01/2036	4,712,907
4,735,000	5.000	08/01/2037	4,928,857
1,470,000	5.000	08/01/2038	1,526,082
5,270,000	5.000	08/01/2039	5,457,707
6,000,000	5.000	08/01/2040	6,198,297

			64,268,930

New Jersey – 4.5%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
300,000	5.000	03/01/2024	302,974
250,000	5.000	03/01/2026	261,050
Atlantic County Improvement GO Lease RB for Stockton University Altantic City Campus Project Series 2021A (Baa1/AA)
3,840,000	4.000	07/01/2053	3,585,566
Borough of Stone Harbor GO Bonds Series 2018 (NR/AA+)
1,345,000	4.000	11/01/2026	1,375,275
City of Hoboken GO Bonds for Open Space Bonds and General Improvement Bonds and Parking Utility Bonds Series 2022 (NR\AA+)
1,455,000	3.000	02/15/2049	1,197,294
1,455,000	3.000	02/15/2050	1,188,128
Essex County Improvement Authority RB for Friends of TEAM Academy Charter School Obligated Group Series 2021 (NR/BBB)
470,000	4.000	06/15/2038	429,450
Hawthorne School District GO Bonds Series 2019 (BAM SCH BD RES FD) (NR/AA)
1,100,000	3.000	09/01/2034	1,053,764
1,350,000	3.000	09/01/2035	1,265,417
1,350,000	3.000	09/01/2036	1,232,357
1,350,000	3.000	09/01/2037	1,200,333
1,350,000	3.000	09/01/2038	1,182,326
1,100,000	3.000	09/01/2039	956,168
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (NR/B)
500,000	5.000	07/01/2032	500,630
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (Baa1/BBB)
4,000,000	5.500	06/15/2033	4,246,062
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (Baa1/BBB)
5,805,000	5.000	06/15/2028	6,272,567
10,295,000	5.000	06/15/2029	11,249,335

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (A2/AA)
$1,300,000	5.000%	06/01/2042	$ 1,332,468
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (Baa1/BBB)
9,340,000	5.000	06/15/2029	10,205,808
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc. Project Series 2017 (NR/A)
785,000	3.000	06/01/2032	749,830
1,545,000	5.000	06/01/2032	1,631,836
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds , 2024 Series SSS (Forward Delivery) (A2/A-)(h)
1,610,000	5.250	06/15/2036	1,752,229
1,675,000	5.250	06/15/2038	1,793,720
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds 2016 Series BBB (BBB+/A3)(g)
2,950,000	5.500	12/15/2026	3,209,022
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds, 2024 Series SSS Forward Delivery (A2/A-)(h)
1,465,000	5.250	06/15/2037	1,578,437
1,675,000	5.250	06/15/2039	1,785,236
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 1999 (NR/B+)
6,025,000	5.250	09/15/2029	6,040,261
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 2000 (NR/B+)
1,100,000	5.625	11/15/2030	1,117,316
New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2\NR)
9,325,000	5.000	10/01/2047	9,327,807
New Jersey Economic Development Authority State Lease RB for Health Department & Taxation Division Office Project 2018 Series A (A3/BBB+)
1,955,000	5.000	06/15/2024	1,983,959
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (Baa1/BBB)
5,380,000	5.000	06/15/2037	5,623,908
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds for Goethals Bridge Replacement Project Series 2013 (NR/BBB+)
10,325,000	5.375	01/01/2043	10,354,108
New Jersey Economic Development Authority Water Facilities Refunding RB New Jersey- American Water Company, Inc. Project Series 2020B Bonds (AMT) (NR/A+) (a)(b)
4,595,000	3.750	11/01/2034	4,569,352
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Ba2/BB+)
1,600,000	4.000	07/01/2042	1,194,293

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Educational Facilities Authority RB Refunding for Princeton University Series 2017 I (Aaa/AAA)
$2,675,000	5.000%		07/01/2033	$ 2,904,535
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A2/A)
1,250,000	3.000		07/01/2040	1,014,101
New Jersey Health Care Facilities Financing Authority Revenue Refunding Bonds for RWJ Barnabas Health Obligated Group Issue Series 2019B-2 (AA-/Aa3)(a)(b)
5,700,000	5.000		07/01/2042	5,869,402
New Jersey Housing & Mortgage Finance Agency Multi-Family RB 2021 Series B (NON-AMT) (HUD SECT 8) (AA-/NR)
1,320,000	0.650		05/01/2024	1,289,149
2,555,000	0.750		11/01/2024	2,464,537
1,910,000	0.900		11/01/2025	1,801,193
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (A3/BBB+)
18,750,000	0.000	(f)	12/15/2036	10,786,067
New Jersey State Turnpike Authority RB Series 2014 A (A2/A+)
6,420,000	5.000		01/01/2027	6,518,003
New Jersey State Turnpike Authority RB Series 2015 E (A2/A+)
1,675,000	5.000		01/01/2032	1,719,214
7,385,000	5.000		01/01/2045	7,521,543
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue Notes Series 2016A-1 (A3/A+)
1,000,000	5.000		06/15/2027	1,046,236
New Jersey Transportation Trust Fund Authority RB Series 2018 (BBB/Baa1)
8,320,000	5.000		12/15/2033	8,986,134
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (Baa1/BBB)
5,425,000	0.000	(f)	12/15/2035	3,302,754
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)
10,025,000	0.000	(f)	12/15/2026	8,868,049
1,325,000	0.000	(f)	12/15/2031	964,201
5,000,000	0.000	(f)	12/15/2036	2,857,407
1,495,000	0.000	(f)	12/15/2037	807,811
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (Baa1/BBB)
755,000	5.000		06/15/2046	761,387
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)
18,565,000	0.000	(f)	12/15/2031	13,577,075
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (Baa1/BBB)
25,925,000	0.000	(f)	12/15/2036	14,815,658
42,640,000	0.000	(f)	12/15/2037	23,040,174

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (Baa1/BBB)
$35,250,000	0.000	%(f)	12/15/2038	$ 18,117,802
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (Baa1/BBB)
1,390,000	4.000		12/15/2039	1,369,173
1,620,000	5.000		12/15/2039	1,718,160
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (Baa1/A+)
2,330,000	5.000		06/15/2030	2,436,423
1,825,000	5.000		06/15/2031	1,905,492
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (Baa1/BBB)
2,905,000	4.000		12/15/2031	2,995,313
2,000,000	5.000		12/15/2032	2,168,473
7,775,000	5.000		12/15/2034	8,371,980
2,770,000	5.000		12/15/2035	2,951,970
3,455,000	5.000		12/15/2036	3,659,658
2,410,000	4.250		12/15/2038	2,432,560
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (Baa1/BBB)
120,000	3.000		06/15/2050	90,109
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2020 Series AA (BBB+/A3)
4,600,000	4.000		06/15/2045	4,397,750
New Jersey Transportation Trust Fund Authority Transportation Program Bonds, 2023 Series AA (A2/A-)
4,675,000	4.250		06/15/2044	4,625,706
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2014 BB-1 (Baa1/BBB)
6,155,000	5.000		06/15/2030	6,679,729
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (Baa1/BBB)
3,060,000	5.000		06/15/2034	3,304,368
10,000,000	5.000		06/15/2037	10,545,179
3,000,000	5.250		06/15/2043	3,157,735
10,000,000	4.500		06/15/2049	10,044,570
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (Baa1/BBB)
2,000,000	4.000		06/15/2044	1,926,525
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (Baa1/BBB)
8,320,000	0.000	(f)	12/15/2032	5,821,697
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2010 Series A (A3/BBB+)
3,530,000	0.000	(f)	12/15/2029	2,795,160
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2019 Series A (A3/BBB+)
2,500,000	5.000		12/15/2032	2,754,518
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2023 Series A (A2/A-)
4,550,000	4.250		06/15/2040	4,569,242

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2023 Series A (A2/A-) – (continued)
$2,500,000	5.250%	06/15/2041	$ 2,759,852
2,500,000	5.250	06/15/2042	2,741,927
New Jersey Turnpike Authority Turnpike RB Series 2014 A (A1/AA-)
10,000,000	5.000	01/01/2033	10,151,587
New Jersey Turnpike Authority Turnpike RB Series 2017 G (A1/AA-)
3,000,000	4.000	01/01/2043	3,003,342
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
1,400,000	4.500	01/01/2048	1,456,741
4,725,000	5.250	01/01/2052	5,296,025
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
900,000	5.375	07/01/2053	906,677
Salem County Pollution Control Financing Authority Pollution Control RB for Philadelphia Electric Company Project 1993 Series A (NR/BBB)
2,055,000	4.450	03/01/2025	2,055,867
South Jersey Port Corp. RB Refunding for Marine Terminal Series 2012 R (AMT) (Baa1/BB+)
730,000	4.000	01/01/2024	729,741
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (Baa1/NR)
1,020,000	5.000	01/01/2037	1,042,560
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (AMT) (NR/Baa1)
1,585,000	5.000	01/01/2048	1,595,293
South Jersey Transportation Authority RB Refunding Series 2019 A (AGM) (A2/AA)
1,500,000	5.000	11/01/2030	1,657,439
1,000,000	5.000	11/01/2031	1,104,189
1,000,000	5.000	11/01/2032	1,103,166
725,000	5.000	11/01/2033	798,193
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
3,890,000	5.000	06/01/2046	3,904,919
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(e)
6,455,000	6.750	12/01/2041	4,205,771

			376,015,497

New Mexico – 0.2%
City of Farmington Pollution Control Refunding RB 2005 Series A (NON-AMT) (A-/BBB+)
6,000,000	1.800	04/01/2029	5,156,328
City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series D (NON-AMT) (NR/BBB)(a)(b)
6,835,000	3.900	06/01/2040	6,856,763
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
175,000	5.000	09/01/2027	185,837
200,000	5.000	09/01/2029	219,267
450,000	5.000	09/01/2030	500,028
300,000	5.000	09/01/2031	333,370

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Mexico – (continued)
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-) – (continued)
$350,000	5.000%	09/01/2032	$ 388,527
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Recepits Tax Increment Bonds Series 2022 (NR\NR)(e)
637,000	3.750	05/01/2028	601,913
1,035,000	4.000	05/01/2033	916,072

			15,158,105

New York – 7.6%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (NR/NR)
305,000	1.625	11/01/2025	285,096
Brooklyn Arena Local Development Corp. Pilot Revenue Refunding Bonds for Barclays Center Series 2016A (NR/NR)
1,400,000	5.000	07/15/2042	1,401,321
Build NYC Resource Corp. RB for Academic Leadership Charter School Project Series 2021 (NR/BBB-)
110,000	4.000	06/15/2025	108,977
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
200,000	4.000	06/15/2027	197,501
200,000	4.000	06/15/2028	197,575
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/BB+)
625,000	5.000	06/15/2042	604,912
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
585,000	5.000	07/01/2042	592,658
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(e)
1,425,000	5.000	12/01/2041	1,264,517
Build NYC Resource Corp. RB for Kipp NYC Public School Facilities Canal West Project Series 2022 (NR/BBB-)
2,350,000	5.000	07/01/2042	2,398,188
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)(e)
300,000	4.000	06/15/2031	279,960
425,000	4.000	06/15/2041	343,232
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)(e)
2,465,000	4.000	06/15/2027	2,267,477
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)(e)
260,000	6.500	07/01/2032	265,221
2,500,000	6.500	07/01/2042	2,491,877
850,000	6.500	07/01/2052	835,303
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)(e)
900,000	9.750	07/01/2032	873,674
Build NYC Resource Corporation RB Classical Charter Schools Project Series 2023A (NR/BBB-)
750,000	4.750	06/15/2053	708,807

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Chautauqua County Capital Resource Corp. Exempt Facilities Revenue Refunding Bonds for NRG Energy Project Series 2020 (NR/NR)(a)(b)
$6,545,000	4.250%		04/01/2042	$ 6,453,312
City of New Rochelle RB for Iona College Project Series 2015 A (Baa2/BBB)
325,000	5.000		07/01/2025	332,333
335,000	5.000		07/01/2026	343,270
425,000	5.000		07/01/2027	436,220
City of New York GO Bonds Fiscal 2018 Series F (Aa2/AA)
9,725,000	5.000		04/01/2045	10,268,629
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt Bonds Subseries D-1 (AA/Aa2)
2,500,000	5.500		05/01/2046	2,860,435
3,900,000	4.500		05/01/2049	4,026,556
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
4,750,000	4.000		03/01/2050	4,627,290
Dormitory Authority of The State of New York State Personal Income Tax RB General Purpose, Series 2015E (Aa1/AA+)
14,675,000	3.250		03/15/2035	14,293,879
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BB+)
900,000	5.000		07/01/2040	921,451
Empire State Urban Development Corp. State Personal Income Tax RB Series 2020E (AA+/NR)
13,000,000	4.000		03/15/2039	13,093,482
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(e)
29,200,000	0.000	(f)	06/01/2060	1,739,856
Essex County IDA Environmental Improvement Revenue Refunding Bonds Series 2019A (AMT) (BBB/NR)(a)(b)
500,000	2.100		03/01/2027	489,087
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A (Aaa/NR)(d)
(1M USD LIBOR + 0.50%)
6,824,369	5.648		01/25/2033	6,770,921
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 C (NR/NR)
80,000	3.000		07/01/2025	80,000
Long Island Power Authority Electric System RB Series 2014C (NR/A)(b)(d)
(1M USD LIBOR + 0.75%)
2,475,000	4.394		05/01/2033	2,476,081
Metropolitan Tranportation Authority Transportation Revenue Green Bonds Subseries 2021A-1 (A3\BBB+)
4,750,000	4.000		11/15/2047	4,448,357
Metropolitan Transportation Authority RB Green Bond Series 2015 A-2 (A3/NR)(a)(b)
2,500,000	5.000		11/15/2045	2,692,021
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/BBB+)
625,000	5.000		11/15/2027	646,005

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/BBB+)
$7,475,000	4.750%	11/15/2045	$ 7,607,813
4,445,000	5.000	11/15/2050	4,601,235
1,800,000	5.250	11/15/2055	1,887,493
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
3,450,000	5.000	11/15/2029	3,735,835
1,675,000	5.000	11/15/2030	1,832,977
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 A-2 (A3/BBB+)
1,340,000	5.000	11/15/2027	1,406,236
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A3/BBB+)
2,465,000	4.000	11/15/2032	2,469,345
Metropolitan Transportation Authority RB Refunding Series 2016 B (A3/BBB+)
520,000	5.000	11/15/2027	541,412
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/BBB+)
735,000	5.000	11/15/2029	763,834
755,000	5.250	11/15/2031	788,099
Metropolitan Transportation Authority RB Series 2016 C-1 (A3/BBB+)
580,000	5.000	11/15/2028	603,324
Metropolitan Transportation Authority Transportation RB Series 2015A-1 (A3/BBB+)
475,000	5.000	11/15/2025	486,446
Metropolitan Transportation Authority Transportation RB Series 2015B (BBB+/A3)
2,000,000	5.250	11/15/2055	2,011,742
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019A (A3/AA)
11,050,000	5.000	11/15/2044	11,467,585
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019C (AGM) (AA/A3)
4,980,000	4.000	11/15/2047	4,872,867
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A3/BBB+)
2,500,000	4.000	11/15/2047	2,341,241
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3/BBB+)
3,750,000	5.000	11/15/2027	3,964,560
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017B (A3/BBB+)
1,655,000	5.000	11/15/2025	1,705,021
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017C-1 (A3/BBB+)
2,765,000	5.000	11/15/2027	2,923,202
Metropolitan Transportation Authority Transportation Revenue Variable Rate Bonds Subseries 2015E-1 (Aa2/AA-/A-1) (a)(b)
20,630,000	2.200	11/15/2050	20,630,000

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
MTA Hudson Rail Yards Trust Obligations Series 2016A (NR/A3)
$2,000,000	5.000%		11/15/2056	$ 2,001,471
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)
82,790,000	0.000	(f)	06/01/2060	4,683,397
New York City Housing Development Corp Multi-Family RB 2018 Series L-1 & 2018 Series L-2 (AA+/NR)(a)(b)
3,500,000	2.750		05/01/2050	3,480,506
New York City Industrial Development Agency RB for Churchill School & Center for Learning Disabilities, Inc. Series 1999 (AGC) (NR/AA)
1,145,000	2.250		10/01/2029	1,064,273
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A2/AA)
4,015,000	3.000		01/01/2039	3,378,890
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
2,290,000	3.000		03/01/2036	2,073,044
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A2/AA)
2,555,000	3.000		03/01/2040	2,157,797
1,925,000	4.000		03/01/2045	1,847,815
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
2,175,000	4.000		03/01/2045	2,020,028
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB, Fiscal 2009 Subseries BB-1 (Aa1/AA-/A-1)(a)(b)
9,735,000	2.200		06/15/2039	9,735,000
New York City Transitional Finance Authority Building Aid RB Fiscal 2016 Series S-1 (Aa2/AA)
5,000,000	5.000		07/15/2032	5,227,324
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2017 Series F (Aa1/AAA)
20,170,000	5.000		05/01/2042	21,185,600
New York City Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2019 Series C-4 (Aa1/AAA)(a)(b)
21,500,000	2.200		11/01/2044	21,500,000
New York Convention Center Development Corp. Revenue Refunding Bonds Series 2015 (A2/NR)
3,755,000	5.000		11/15/2030	3,884,459
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
143,440,000	0.000	(f)	06/01/2060	9,143,784
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (NR/BBB-)
4,840,000	3.500		02/15/2048	4,748,520
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)(e)
2,300,000	5.150		11/15/2034	2,304,939
4,500,000	5.375		11/15/2040	4,508,153

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)(e)
$2,175,000	7.250%	11/15/2044	$ 2,201,309
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(e)
18,210,000	5.000	11/15/2044	17,903,781
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A2/NR)
855,000	2.625	09/15/2069	780,439
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa2/NR)
1,070,000	2.800	09/15/2069	974,747
New York Port Authority Consolidated Bonds 186th Series (Aa3/AA-)
4,000,000	5.000	10/15/2033	4,048,304
New York Port Authority Consolidated Bonds 273rd Series (Aa3/AA-)
7,835,000	4.000	07/15/2051	7,403,992
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (Aa2/AA+)(g)
1,435,000	5.000	08/15/2026	1,531,037
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (Aa2/AA+)(g)
6,235,000	5.000	08/15/2026	6,633,096
New York State Dormitory Authority Personal Income Tax General Purpose RB Series 2020A (Aa1/NR)
25,000,000	4.000	03/15/2043	24,762,415
New York State Dormitory Authority Personal Income Tax RB Series 2021E (AA+/AA+)
9,000,000	4.000	03/15/2038	9,114,354
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (Aa2/AA+)
5,275,000	5.000	03/15/2026	5,568,673
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (Baa1/NR)
1,400,000	5.000	07/01/2033	1,470,432
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
100,000	3.560	07/01/2026	94,494
100,000	3.670	07/01/2027	93,639
40,000	3.760	07/01/2028	37,033
200,000	3.820	07/01/2029	183,027
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
1,130,000	5.000	07/01/2028	1,181,120
1,185,000	5.000	07/01/2029	1,248,717
745,000	5.000	07/01/2030	790,193
100,000	4.000	07/01/2031	98,641
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (Ba2/BB+)
540,000	5.000	07/01/2032	473,761
465,000	5.000	07/01/2034	399,322

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (Ba2/BB+) – (continued)
$1,005,000	5.000%	07/01/2035	$ 854,616
440,000	5.000	07/01/2036	370,708
545,000	4.000	07/01/2040	392,945
590,000	5.000	07/01/2041	477,044
2,315,000	4.000	07/01/2045	1,644,409
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
530,000	4.000	09/01/2036	493,957
500,000	4.000	09/01/2037	456,990
575,000	4.000	09/01/2038	517,997
615,000	4.000	09/01/2039	550,112
750,000	4.000	09/01/2040	666,056
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A3/A-)
2,750,000	4.000	07/01/2048	2,605,355
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (Aa2/NR)
4,450,000	3.000	03/15/2038	3,949,094
New York State Dormitory Authority RB Refunding Series 2018 C (ETM) (NR/NR)
5,000	5.000	03/15/2024	5,061
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
1,100,000	3.000	04/01/2042	901,621
1,550,000	3.000	04/01/2048	1,140,597
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (Baa1/A-)(a)(b)
5,350,000	7.138	07/01/2034	5,350,000
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B/NR)(a)(b)(e)
1,440,000	2.875	12/01/2044	1,274,602
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B2/B)(a)(b)
750,000	2.750	09/01/2050	720,443
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (NR/NR)(a)(b)
3,050,000	1.100	11/01/2061	2,702,012
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (Aa2/AA+)
5,000,000	5.000	03/15/2031	5,055,725
New York State Urban Development Corp. RB for State of New York Personal Income Tax Revenue Series 2020 A (Aa2/NR)
7,000,000	3.000	03/15/2050	5,357,953
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (AA/NR)
1,000,000	4.000	12/01/2040	980,622
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
4,750,000	5.000	01/01/2027	4,896,383
1,170,000	5.000	01/01/2029	1,213,740
1,030,000	5.000	01/01/2031	1,069,894

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR) – (continued)
$8,150,000	5.000%	01/01/2033	$ 8,455,641
5,975,000	5.000	01/01/2034	6,189,949
9,310,000	4.000	01/01/2036	9,075,046
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (Baa3/NR)
2,580,000	4.000	10/01/2030	2,571,968
4,795,000	5.000	10/01/2035	5,019,722
6,950,000	5.000	10/01/2040	7,099,398
8,775,000	4.375	10/01/2045	8,549,069
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
1,225,000	2.500	10/31/2031	1,021,683
600,000	4.000	10/31/2034	591,618
4,420,000	4.000	10/31/2041	4,035,308
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (A2/AA)
1,500,000	4.000	07/01/2046	1,399,557
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
500,000	5.000	12/01/2028	529,147
500,000	5.000	12/01/2029	533,652
2,200,000	5.000	12/01/2036	2,308,052
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
1,000,000	5.000	12/01/2030	1,104,315
1,400,000	5.000	12/01/2032	1,540,124
2,530,000	5.000	12/01/2037	2,703,338
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (NR/NR)
15,675,000	5.000	07/01/2041	15,666,794
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (NR/NR)
8,425,000	5.250	01/01/2050	8,435,046
New York Transportation Development Corp. Special Facilities RB for Terminal 4 JFK International Airport Project Series 2022 (NR/NR)
500,000	5.000	12/01/2027	523,734
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (NR/B-)
2,250,000	5.000	08/01/2031	2,252,078
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (NR/B-)
7,220,000	5.250	08/01/2031	7,510,626
5,675,000	5.375	08/01/2036	5,759,725
New York Transportation Development Corp. Special Facility RB Series 2021 (NR\NR)
4,060,000	3.000	08/01/2031	3,610,786

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (B-/NR)
$4,520,000	5.000%	08/01/2026	$ 4,527,616
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
420,000	4.000	12/01/2032	428,172
505,000	4.000	12/01/2033	513,977
420,000	4.000	12/01/2034	426,255
420,000	4.000	12/01/2035	423,708
525,000	4.000	12/01/2036	524,972
425,000	4.000	12/01/2037	420,200
420,000	4.000	12/01/2038	411,640
1,260,000	3.000	12/01/2039	1,038,974
840,000	3.000	12/01/2040	681,312
1,680,000	4.000	12/01/2049	1,512,519
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
345,000	4.000	07/01/2039	299,529
4,225,000	3.000	07/01/2044	2,859,968
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
4,720,000	4.000	07/01/2035	4,350,581
Port Authority of New York & New Jersey Consolidated RB Refunding Series 186 (AMT) (Aa3/A+)
10,000,000	5.000	10/15/2044	10,041,484
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (Aa3/A+)
2,500,000	5.000	09/01/2033	2,711,192
2,130,000	5.000	09/01/2034	2,298,796
Port Authority of New York & New Jersey Consolidated RB Series 221 (AMT) (Aa3/A+)
2,000,000	4.000	07/15/2045	1,925,667
1,500,000	4.000	07/15/2050	1,422,943
Port Authority of New York Consolidated Bonds 227th Series (Aa3/AA-)
8,975,000	3.000	10/01/2027	8,676,873
Port Authority of New York Consolidated Bonds 234th Series (Aa3/AA-)
3,370,000	5.250	08/01/2047	3,620,347
Port Authorty of New York Consolidated Bonds 227th Series (Aa3/A+)
1,555,000	3.000	10/01/2028	1,497,540
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A-/A3)
6,200,000	4.250	05/01/2052	6,082,174
5,225,000	5.000	05/01/2052	5,488,431
State of New York Dormitory Authority Personal Income Tax RB Series 2018A (NR/Aa1)
10,200,000	4.000	03/15/2048	9,938,114

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
State of New York Dormitory Authority Personal Income Tax RB Series 2019D (NR/Aa1)
$10,000,000	4.000%	02/15/2047	$ 9,769,372
State of New York Dormitory Authority Personal Income Tax RB Series 2021A (AA+/NR)
8,175,000	4.000	03/15/2040	8,176,077
State of New York Dormitory Authority Personal Income Tax RB Series 2021A (NR/AA+)
10,215,000	4.000	03/15/2038	10,331,900
State of New York Dormitory Authority Personal Income Tax RB Series 2021E (AA+/NR)
6,800,000	4.000	03/15/2046	6,661,402
8,700,000	4.000	03/15/2047	8,498,820
State of New York Dormitory Authority RB for St. Joseph’s College Series 2020A (NR/NR)
1,025,000	5.000	07/01/2026	1,052,994
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1 (NR/BBB-)
3,750,000	4.000	06/01/2050	3,660,534
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (A3/BBB+)
805,000	4.000	09/01/2040	742,983
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (Baa2/BBB-)
1,000,000	5.000	11/01/2023	1,004,155
1,000,000	5.000	11/01/2024	1,004,585
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
200,000	4.000	10/15/2029	186,966
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
300,000	4.000	10/15/2030	277,025

			634,317,383

North Carolina – 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019A (NON-AMT) (BBB/NR)(a)(b)
375,000	2.000	11/01/2033	366,366
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR)(a)(b)
400,000	2.000	11/01/2033	390,791
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (AMT) (Baa2/BBB)(a)(b)
1,750,000	2.100	03/01/2027	1,711,803
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (Aaa/AAA)
5,250,000	5.000	03/01/2029	5,798,600

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
Greater Asheville Regional Airport Authority Airport System RB Series 2023 (AMT) (A1/AA)
$8,350,000	5.250%	07/01/2053	$ 8,883,973
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (AA/Baa2)
5,290,000	5.500	07/01/2047	5,782,225
North Carolina Department of Transportation Tax Exempt Private Activity Bonds Series 2015 (NR/NR)
2,735,000	5.000	12/31/2037	2,750,862
North Carolina Medical Care Commission Health Care Facilities First Mortgage Revenue Refunding Bonds Pennybyrn At Maryfield Series 2015 (NR/NR)
3,875,000	5.000	10/01/2035	3,777,782
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
680,000	4.000	09/01/2041	578,402
325,000	4.000	09/01/2046	263,777
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
190,000	4.000	03/01/2024	188,707
235,000	4.000	03/01/2025	230,896
220,000	5.000	03/01/2026	219,122
270,000	5.000	03/01/2027	268,116
255,000	5.000	03/01/2028	252,276
250,000	4.000	03/01/2029	234,166
260,000	4.000	03/01/2030	240,408
270,000	4.000	03/01/2031	247,492
725,000	4.000	03/01/2036	614,315
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
855,000	5.000	10/01/2040	790,658
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (A2/AA-)
5,995,000	3.000	07/01/2045	4,766,576
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
910,000	4.000	09/01/2041	759,047
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000	3.000	07/01/2026	556,205
1,785,000	3.000	07/01/2027	1,648,797
1,040,000	4.000	07/01/2030	964,756
1,080,000	5.000	07/01/2031	1,062,558
1,110,000	5.000	07/01/2032	1,086,423
1,375,000	5.000	07/01/2033	1,339,159
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (NR/AA)
3,000,000	3.000	01/01/2042	2,428,799
3,500,000	5.000	01/01/2049	3,616,105

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Turnpike Authority Triangle Expressway System Senior Lien Turnpike RB Series 2019 (NR/BBB)
$9,500,000	5.000%		01/01/2049	$ 9,847,692

				61,666,854

North Dakota – 0.2%
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (Baa2/AA)
1,875,000	3.000		12/01/2051	1,338,263
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (Baa2/NR)
4,125,000	4.000		12/01/2035	3,825,371
City of Horace GO Refunding Bonds Series 2021 (Baa2/NR)
1,100,000	3.000		05/01/2041	861,456
2,750,000	3.000		05/01/2046	2,018,435
City of Horace Temporary Refunding Improvement Bonds Series 2022A (Baa2/NR)
5,525,000	3.250		08/01/2024	5,434,192
City of Horace, North Dakota Temporary Refunding Improvement Bonds, Series 2023B (Baa3/NR)
5,300,000	5.125		07/01/2025	5,301,178

				18,778,895

Ohio – 1.9%
American Municipal Power RB for Prairie State Energy Campus Project Refunding Series 2019B (A1/A)
1,255,000	5.000		02/15/2025	1,289,465
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/A-)
440,000	5.000		06/01/2034	476,640
310,000	4.000		06/01/2037	309,779
2,655,000	4.000		06/01/2038	2,629,160
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
5,070,000	3.000		06/01/2048	3,905,974
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
22,025,000	5.000		06/01/2055	20,626,670
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)
35,885,000	0.000	(f)	06/01/2057	4,438,598
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset Backed Refunding Bonds Series 2020 (NR/BBB+)
3,835,000	4.000		06/01/2048	3,549,422
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
420,000	5.000		11/01/2023	419,995
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
400,000	4.000		09/01/2040	345,224
625,000	4.000		09/01/2045	508,386
850,000	5.000		09/01/2049	779,633

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
County Of Franklin Healthcare Facilities Refunding RB Series 2022 (NR/NR)
$4,225,000	4.000%	07/01/2040	$ 3,418,053
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
2,480,000	5.250	11/15/2040	2,298,533
County of Franklin RB Series OH 2019A (Aa3\AA-)
5,500,000	4.000	12/01/2044	5,317,649
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Ba2/BB)
10,225,000	5.250	11/15/2048	8,923,313
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa3/BBB-)
10,000,000	8.223	02/15/2040	11,358,298
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
2,865,000	5.500	02/15/2057	2,900,314
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (HUD SECT 8) (NR/A+)
3,400,000	2.000	12/01/2031	3,031,531
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
2,000,000	3.750	12/01/2038	1,629,934
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
250,000	5.000	12/01/2025	250,985
325,000	5.000	12/01/2026	327,744
325,000	5.000	12/01/2027	329,364
425,000	5.000	12/01/2028	432,706
400,000	5.000	12/01/2029	408,429
680,000	5.000	12/01/2030	693,985
800,000	5.000	12/01/2031	815,360
660,000	5.000	12/01/2032	670,958
1,170,000	5.000	12/01/2033	1,185,591
1,375,000	5.000	12/01/2035	1,373,338
650,000	5.000	12/01/2037	635,334
1,630,000	5.000	12/01/2038	1,586,191
2,000,000	5.000	12/01/2051	1,878,534
Lakewood City School District GO Refunding Bonds Series 2014 C (Aa2/AA)
3,215,000	5.000	12/01/2027	3,296,590
Lancaster Port Authority Gas Supply Revenue Refunding Bonds Series 2019 (NR/NR)(a)(b)
1,860,000	5.000	08/01/2049	1,888,397
Northeast Ohio Medical University RB Refunding Series 2021 A (Baa2/NR)
250,000	4.000	12/01/2035	244,187
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (BBB/NR)(a)(b)
3,500,000	4.250	11/01/2039	3,472,213

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (AMT) (BBB+/NR)(a)(b)
$14,000,000	4.250%	11/01/2040	$ 13,943,363
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(e)
700,000	4.500	01/15/2048	663,146
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (Ba1/NR)
925,000	2.875	02/01/2026	873,623
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (Ba1/NR)
2,305,000	2.875	02/01/2026	2,176,974
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (Ba1/NR)
3,130,000	3.250	09/01/2029	2,918,452
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014A (BBB+/NR)(a)(b)
2,500,000	2.400	12/01/2038	2,173,792
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014B (BBB+/NR)(a)(b)
3,500,000	2.600	06/01/2041	3,059,875
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014C (BBB+/NR)(a)(b)
8,000,000	2.100	12/01/2027	7,737,486
Ohio Higher Educational Facility Commission RB for University Circle, Inc. Series 2020 (A3/NR)
1,250,000	5.000	01/15/2035	1,271,555
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
1,260,000	5.000	12/01/2042	1,159,963
1,250,000	5.000	12/01/2045	1,129,756
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A3/NR)
1,045,000	5.000	05/01/2034	1,151,661
695,000	4.000	05/01/2037	682,418
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(e)
925,000	5.000	12/01/2033	920,109
1,795,000	5.000	12/01/2038	1,676,642
2,725,000	5.000	12/01/2048	2,437,591
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)(a)(b)
1,500,000	4.375	06/15/2056	1,438,945
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(e)
390,000	3.750	12/01/2031	337,857
Port of Greater Cincinnati Development Authority Special Obligation Development TIF RB, Series 2016B (NR/NR)
3,725,000	5.000	12/01/2046	3,483,136

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(e)
$4,375,000	7.000%	12/01/2042	$ 3,271,402
State of Ohio Higher Educational Facilities Senior Lien Hospital Bonds Series 2020 (NR/NR)
1,140,000	5.000	01/15/2037	1,153,905
State of Ohio Higher Educational Facility RB for Capital University 2022 Project (NR/BBB-)
1,500,000	5.750	09/01/2037	1,561,713
1,500,000	6.000	09/01/2042	1,561,063
State of Ohio Hospital RB, Series 2020 Premier Health Partners Obligated Group (Baa1/NR)
1,270,000	4.000	11/15/2041	1,129,158
Toledo-Lucas County Port Authority Parking System RB Series 2021 (NR/NR)
3,500,000	4.000	01/01/2038	3,043,816
960,000	4.000	01/01/2041	810,087
Willoughby Eastlake City School District GO UT School Improvement Bonds Series 2016 (A2/NR)(g)
1,500,000	5.000	12/01/2025	1,569,347

			160,983,312

Oklahoma – 0.3%
City of Tulsa GO Bonds Series 2021 (AA/NR)
3,800,000	2.000	11/01/2029	3,464,163
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (Baa1/A-)
925,000	4.000	09/01/2045	773,324
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A2/AA)
3,670,000	4.000	08/15/2048	3,481,702
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Baa3/BB+)
2,125,000	5.000	08/15/2029	2,076,814
5,400,000	5.500	08/15/2057	5,106,593
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba2/BB-)
2,725,000	5.500	08/15/2052	2,597,245
Oklahoma Housing Finance Agency Collateralized RB Pioneer Plaza Apartments, Series 2023A (NR/NR)(a)(b)
775,000	4.000	06/01/2028	775,347
Oklahoma Municipal Power Authority RB Refunding Series 2021 B (AGM) (NR/AA)
640,000	1.602	01/01/2027	567,867
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (NR/B-)(a)(b)
5,435,000	5.000	06/01/2035	5,470,055

			24,313,110

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – 0.6%
City of Portland, Oregon Second Lien Sewer System Revenue and Refunding Bonds, 2023 Series A (Aa2/AA)
$5,670,000	5.000%	12/01/2035	$ 6,660,531
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000	5.125	11/15/2040	227,940
120,000	5.250	11/15/2050	110,531
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (NR/BBB-)
1,385,000	3.500	03/01/2029	1,329,168
1,540,000	3.750	03/01/2032	1,455,764
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
1,875,000	5.000	08/15/2045	1,960,240
Oregon State Facilities Authority RB Refunding for Reed College Project Series 2017 A (Aa2/AA-)(g)
8,895,000	5.000	07/01/2027	9,617,453
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (NR/BBB+)
270,000	5.000	10/01/2028	284,640
525,000	5.000	10/01/2029	559,730
225,000	5.000	10/01/2035	237,395
Port of Portland International Airport RB Series 28 (NR/AA-)
2,145,000	4.000	07/01/2047	2,035,719
Port of Portland RB for International Airport Series 2019 25-B (AMT) (NR/A+)
2,665,000	5.000	07/01/2032	2,877,894
2,365,000	5.000	07/01/2033	2,551,775
1,000,000	5.000	07/01/2034	1,076,300
1,000,000	5.000	07/01/2035	1,069,287
Portland Oregon Water System RB Refunding First Lien Series 2016 A (Aa1/NR)
7,090,000	4.000	04/01/2029	7,286,779
State of Oregon GO Refunding Bonds for Higher Education Series 2021 H (Aa1/AA+)
1,175,000	1.250	08/01/2027	1,065,119
860,000	1.375	08/01/2028	768,619
875,000	1.500	08/01/2029	775,476
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (A3/NR)(e)
190,000	5.000	11/01/2034	208,924
500,000	5.000	11/01/2036	543,298
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (Aa1/NR)
4,155,000	5.000	06/15/2029	4,481,559
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
575,000	1.750	11/15/2026	538,817

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
$1,625,000	5.000%	11/15/2051	$ 1,250,969

			48,973,927

Pennsylvania – 3.6%
Allegheny County Higher Education Building Authority University Revenue Refunding Bonds Series 2022 (BBB-/NR)
1,000,000	5.250	09/01/2035	1,012,448
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
4,000,000	5.000	04/01/2030	4,245,283
18,400,000	4.000	04/01/2044	16,598,048
Allegheny County Hospital Development Authority UPMC RB Series 2019A (A/A2)
6,230,000	4.000	07/15/2038	6,190,816
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B1/BB-)
1,850,000	4.875	11/01/2024	1,861,293
1,350,000	5.125	05/01/2030	1,384,650
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
1,560,000	2.100	05/01/2024	1,499,647
150,000	5.000	05/01/2024	151,207
555,000	5.000	05/01/2026	569,132
525,000	5.000	05/01/2027	543,153
700,000	5.000	05/01/2029	735,568
750,000	5.000	05/01/2030	792,103
750,000	5.000	05/01/2031	796,149
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba3/NR)(e)
2,025,000	5.000	05/01/2027	2,064,852
1,600,000	5.000	05/01/2032	1,628,830
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba3/NR)(e)
750,000	5.000	05/01/2028	765,218
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (Baa3/NR)
900,000	5.000	05/01/2033	958,529
1,000,000	5.000	05/01/2034	1,061,804
900,000	5.000	05/01/2035	947,251
1,000,000	5.000	05/01/2036	1,042,235
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BB+)
325,000	5.000	07/01/2025	320,353
420,000	5.000	07/01/2026	412,800
425,000	5.000	07/01/2027	417,445
450,000	5.000	07/01/2028	441,815
475,000	5.000	07/01/2029	466,289
650,000	5.000	07/01/2030	637,004

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
$450,000	5.000%	10/01/2031	$ 454,241
410,000	5.000	10/01/2033	412,456
Chester County IDA RB for Collegium Charter School Project Series 2022 (NR/BB)(e)
900,000	6.000	10/15/2052	899,902
Chester County IDA RB Series 2021 (Aa2\NR)
10,000,000	4.000	12/01/2046	9,826,568
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (Baa2/BBB+)
500,000	4.000	05/01/2036	456,347
595,000	4.000	05/01/2041	501,343
380,000	5.000	05/01/2047	360,514
City of Philadelphia Airport RB Refunding Series 2020 C (AMT) (A2/NR)
1,250,000	5.000	07/01/2030	1,360,784
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (BBB-/NR)
2,075,000	4.000	03/01/2042	1,751,749
Coatesville School District GO Refunding Bonds Series 2017 (AGM ST AID WITHHLDG) (A1/AA)
1,000,000	5.000	08/01/2025	1,037,230
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (A1/AA)
24,905,000	4.000	06/01/2039	24,483,144
Commonwealth of Pennsylvania COPS Series 2018 A (A2/A)
1,250,000	4.000	07/01/2046	1,189,050
Commonwealth of Pennsylvania GO Bonds 1st Series 2015 (A+/Aa3)
6,500,000	5.000	03/15/2033	6,708,606
Commonwealth of Pennsylvania GO Bonds Series 2015 (Aa3/A+)
3,925,000	5.000	08/15/2025	4,079,919
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB)(e)
2,000,000	5.875	10/15/2040	1,987,997
6,375,000	6.250	10/15/2053	6,394,090
Dauphin County General Authority University RB for Harrisburg University of Science & Technology Project Series 2017 (NR/BB)(e)
950,000	5.000	10/15/2034	895,148
Delaware County Authority RB for Villanova University Series 2015 (A1/AA-)
4,945,000	5.000	08/01/2045	5,063,102
Doylestown Hospital Authority RB Taxable Refunding Series 2019 B (Ba1/BBB-)
955,000	3.950	07/01/2024	917,470
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000	12/01/2038	656,056
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (A1/AA-)(d)
	(3M USD LIBOR + 0.77%)
15,800,000	4.320	05/01/2037	14,189,901

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
$725,000	4.000%	06/01/2044	$ 695,479
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
900,000	5.000	03/01/2040	771,994
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
80,000	5.000	03/01/2024	80,261
150,000	5.000	03/01/2025	151,193
185,000	5.000	03/01/2026	187,015
150,000	5.000	03/01/2027	152,468
135,000	5.000	03/01/2028	137,981
160,000	5.000	03/01/2029	164,336
150,000	5.000	03/01/2030	154,163
285,000	5.000	03/01/2032	293,316
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A2/A)
850,000	4.000	09/01/2037	826,975
850,000	4.000	09/01/2038	820,289
850,000	4.000	09/01/2039	817,009
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series A (NR/BBB)(a)(b)
2,250,000	4.100	04/01/2053	2,291,674
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series B (NR/BBB)
1,645,000	4.100	06/01/2029	1,682,204
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series C (NR/BBB)(a)(b)
2,665,000	4.450	10/01/2034	2,713,905
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communities Obligated Group Series 2020C (NR/NR)
900,000	5.000	11/15/2045	854,644
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C
(NR/NR)
600,000	4.000	11/15/2043	495,037
Montgomery County Industrial Development Authority RB Refunding for The Public School of Germantown Series 2021 A (NR/BBB+)
400,000	4.000	10/01/2036	367,817
400,000	4.000	10/01/2041	342,414
North Penn Water Authority RB Refunding Series 2019 (Aa3/NR)(d)
	(SIFMA Municipal Swap Index Yield + 0.46%)
1,600,000	3.690	11/01/2023	1,599,409
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,000,000	5.000	11/01/2039	894,832

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (NR/BBB+)
$100,000	5.000%	05/01/2024	$ 100,130
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (NR/BBB)
750,000	5.000	06/30/2042	753,968
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (A1/A+)
8,250,000	3.000	04/01/2039	6,908,242
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
3,100,000	4.000	07/01/2033	2,949,969
1,800,000	4.000	07/01/2041	1,534,510
Pennsylvania Economic Development Financing Authority RB Refunding for UPMC Obligated Group Series 2021 A (A2/A)
1,050,000	4.000	10/15/2040	1,024,672
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (A-/A-2/NR)(a)(b)
6,050,000	1.100	06/01/2031	5,485,815
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (NR/AA)
5,000,000	5.000	12/31/2057	5,113,742
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (NR/NR)
6,650,000	5.750	06/30/2048	7,306,672
1,350,000	5.250	06/30/2053	1,401,073
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Rapid Bridge Replacement Project Series 2015 (NR/BBB)
1,800,000	5.000	12/31/2024	1,820,493
Pennsylvania Economic Development Financing Authority UPMC RB Series 2021A (A2/A)
1,220,000	4.000	10/15/2037	1,217,936
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2020A (NON-AMT) (A2/A)
2,200,000	4.000	04/15/2036	2,207,603
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A2/A)
350,000	4.000	03/01/2037	345,919
675,000	5.000	03/01/2038	709,309
500,000	5.000	03/01/2039	522,323
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (WR/AA)(d)
	(3M USD LIBOR + 0.60%)
930,000	4.307	07/01/2027	919,513

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM-CR) (Aa3/AA)
$4,000,000	5.000%	09/15/2025	$ 4,169,218
Pennsylvania Turnpike Commission Oil Franchise Tax Subordinated RB Series 2018 B (A2/NR)
9,995,000	5.250	12/01/2048	10,538,346
Pennsylvania Turnpike Commission RB Series 2013 C (A1/A+)(g)
1,720,000	5.500	12/01/2023	1,736,167
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
30,755,000	5.250	12/01/2044	32,903,837
Pennsylvania Turnpike Commission RB Series 2018 B (A1/NR)(d)
	(SIFMA Municipal Swap Index Yield + 0.70%)
6,050,000	3.930	12/01/2023	6,050,784
Pennsylvania Turnpike Commission RB Series 2019 A (A3/NR)
4,250,000	5.000	12/01/2036	4,577,407
4,275,000	5.000	12/01/2038	4,542,557
16,160,000	5.000	12/01/2044	16,863,278
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
650,000	5.125	06/15/2042	609,162
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
345,000	4.000	06/15/2029	328,291
1,000,000	5.000	06/15/2039	961,701
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (NR/BBB-)
450,000	5.000	08/01/2030	461,234
290,000	5.000	08/01/2040	290,207
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)(e)
900,000	5.000	06/15/2040	901,144
Philadelphia Authority for Industrial Developmnet Tacony Charter School Project Social Bond RB Series 2023 (NR/BB+)(e)(h)
1,600,000	5.000	06/15/2033	0
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
4,500,000	5.000	07/01/2028	4,657,526
Philadelphia IDA University RB for St. Joseph’s University Project Series 2022 (NR/A-)
2,500,000	5.250	11/01/2052	2,655,755
Philadelphia School District GO Bonds Series 2015 A (Baa3/NR)
2,415,000	5.000	09/01/2027	2,493,657
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (A2/AA)
850,000	5.000	09/01/2034	948,189
1,755,000	5.000	09/01/2035	1,945,597
1,700,000	5.000	09/01/2036	1,871,826
1,700,000	5.000	09/01/2037	1,859,106

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (NR/AA)
$2,125,000	4.000%	09/01/2034	$ 2,198,759
425,000	4.000	09/01/2035	438,539
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/BB+)
395,000	5.000	11/15/2028	389,868
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (Baa3/NR)
1,100,000	5.000	01/01/2035	1,124,527
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
200,000	4.000	10/01/2023	199,536
750,000	4.000	10/01/2029	711,723
425,000	5.000	10/01/2039	405,409
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (WR/BB-)
4,100,000	5.000	11/01/2044	2,648,058
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-2 (NR/BB-)(a)(b)
1,915,000	5.000	02/01/2040	1,301,639
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-3 (NR/BB-)(a)(b)
2,800,000	5.000	02/01/2040	1,815,828
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022B (NR/NR)(e)
200,000	6.000	07/01/2029	191,678
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa1/NR)
620,000	5.000	07/01/2028	641,243
490,000	5.000	07/01/2030	513,331

			301,930,970

Puerto Rico – 6.2%
HTA Trust Certificates Class L-2028 Units (NR/NR)
1,287,868	5.250	07/01/2038	1,288,368
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR\NR)(e)
17,350,000	5.000	07/01/2035	17,553,864
Puerto rico Commonwealth Aquaduct and Sewer Authority Revenue Refunding Bonds 2021 B (NR/NR)(e)
900,000	5.000	07/01/2037	904,113
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(e)
11,740,000	5.000	07/01/2047	11,373,259
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2022 A (NR/NR)(e)
13,355,000	5.000	07/01/2033	13,715,609
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (WR/NR)
1,080,000	6.125	07/01/2024	1,091,208

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 B (NR/NR)(e)
$2,750,000	5.000%		07/01/2033	$ 2,819,874
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)(e)
7,300,000	4.000		07/01/2042	6,370,887
Puerto Rico Commonwealth GO Bonds (NR\NR)(a)(c)(i)
17,609,470	0.000		11/01/2043	8,870,771
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)(a)(c)(i)
1,603,552	0.000		11/01/2051	671,487
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)(a)(c)(i)
1,888,076	0.000		11/01/2051	958,199
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR\NR)
216	5.250		07/01/2023	216
3,035,584	0.000	(f)	07/01/2024	2,907,706
4,135,896	5.375		07/01/2025	4,237,995
10,915,508	5.625		07/01/2029	11,689,804
13,899,948	5.750		07/01/2031	15,181,712
19,245,062	0.000	(f)	07/01/2033	11,766,027
5,933,951	4.000		07/01/2033	5,637,632
3,311,382	4.000		07/01/2035	3,077,721
7,727,039	4.000		07/01/2037	6,934,443
10,189,086	4.000		07/01/2041	8,846,991
11,793,596	4.000		07/01/2046	9,964,152
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022A (NR/NR)
5,797,155	5.000		07/01/2062	5,637,733
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022B (NR/NR)
21,795,958	0.000	(f)	07/01/2032	13,864,409
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022C (NR/NR)(c)
3,330,333	0.000		07/01/2053	2,031,490
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)*
5,465,000	5.000		07/01/2042	2,049,375
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)*
11,365,000	6.750		07/01/2036	4,261,875
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)*
196,972	10.000		07/01/2022	73,864
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)*
1,050,000	5.250		07/01/2031	393,750
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)*
1,555,000	5.000		07/01/2028	583,125
Puerto Rico Electric Power Authority Power RB Series E-1 (NR/NR)*
590,915	10.000		01/01/2021	221,593
Puerto Rico Electric Power Authority Power RB Series E-2 (NR/NR)*
590,915	10.000		07/01/2021	221,593
Puerto Rico Electric Power Authority Power RB Series E-3 (NR/NR)*
196,972	10.000		01/01/2022	73,864

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)*
$220,000	5.000%		07/01/2025	$ 82,500
1,100,000	5.000		07/01/2032	412,500
Puerto Rico Electric Power Authority Power RB Series WW (NR/NR)*
4,585,000	5.500		07/01/2038	1,719,375
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)*
13,475,000	5.250		07/01/2040	5,053,125
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)*
1,000,000	5.250		07/01/2019	375,000
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A2/AA)(d)
	(3M USD LIBOR + 0.52%)
21,915,000	4.227		07/01/2029	20,298,795
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL) (Baa2/NR)
350,000	5.250		07/01/2029	346,561
215,000	5.250		07/01/2030	212,744
1,150,000	5.250		07/01/2032	1,134,333
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructed Bonds Series 2019A-2B (NR/NR) (NR/NR)
10,435,000	4.550		07/01/2040	10,194,841
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructued Bonds Series A-2 (NR/NR)
4,445,000	4.329		07/01/2040	4,227,331
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
329,000	0.000	(f)	07/01/2024	315,995
16,610,000	0.000	(f)	07/01/2027	14,104,960
3,658,000	0.000	(f)	07/01/2029	2,841,868
25,338,000	0.000	(f)	07/01/2031	18,075,980
30,039,000	0.000	(f)	07/01/2033	19,524,972
46,454,000	0.000	(f)	07/01/2046	13,050,308
16,872,000	0.000	(f)	07/01/2051	3,545,651
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
131,357,000	4.329		07/01/2040	124,924,526
143,000	4.536		07/01/2053	131,556
5,654,000	4.784		07/01/2058	5,358,480
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
31,483,000	4.500		07/01/2034	31,246,947
4,911,000	4.550		07/01/2040	4,797,974
13,699,000	4.750		07/01/2053	13,053,595
49,837,000	5.000		07/01/2058	48,584,536

				518,889,162

Rhode Island – 0.1%
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (AGM MUN GOVT GTD) (Aa3/AA)
500,000	5.000		05/15/2024	506,911

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Rhode Island – (continued)
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 78-A (Aa1/AA+)
$4,970,000	5.000%	10/01/2042	$ 5,112,328

			5,619,239

South Carolina – 0.5%
Clemson University Athletic Facilities RB Series 2015 (Aa3/NR)
1,570,000	4.000	05/01/2026	1,593,997
Lexington County School District No. 1/SC GO Refunding Bonds Series 2019 A (SCSDE) (Aa1/AA)
2,495,000	5.000	02/01/2031	2,753,588
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (Aa1/AA)
4,530,000	5.000	03/01/2031	4,866,752
1,615,000	4.000	03/01/2032	1,664,617
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)(e)
710,000	3.000	11/01/2026	655,963
900,000	3.625	11/01/2031	762,038
1,170,000	3.750	11/01/2036	924,352
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)(e)
1,920,000	5.125	06/15/2042	1,772,126
South Carolina Ports Authority RB Series 2018 (AMT) (A1/A+)
3,750,000	5.000	07/01/2037	3,934,614
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (A3/A-)
10,000,000	5.750	12/01/2047	11,035,073
South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2014 Tax-Exempt Series A (A3/A-)
8,745,000	5.500	12/01/2054	8,800,499
South Carolina State Public School Authority Revenue Obligation Bonds for Santee Cooper Series 2014D (NR/NR)
353,000	3.056	12/01/2023	349,270
South Carolina State Public School Authority Revenue Obligation Bonds Series 2014D (NR/NR)
522,000	3.056	12/01/2023	515,658
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A3/AA)
500,000	5.000	04/15/2032	550,083
500,000	5.000	04/15/2033	548,925
500,000	5.000	04/15/2034	547,936
525,000	5.000	04/15/2035	571,688
600,000	4.000	04/15/2036	610,655
550,000	4.000	04/15/2037	554,269
525,000	4.000	04/15/2038	525,401
700,000	4.000	04/15/2039	695,411
750,000	4.000	04/15/2040	739,381

			44,972,296

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Dakota – 0.1%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
$650,000	4.000%	08/01/2041	$ 568,714
1,200,000	4.000	08/01/2051	967,259
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/AA+)
630,000	5.000	01/01/2024	635,600
1,075,000	5.000	01/01/2025	1,104,448
730,000	5.000	01/01/2026	764,745

			4,040,766

Tennessee – 0.1%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (Baa1/A-)
1,300,000	5.000	08/01/2035	1,383,115
City of Johnson GO Refunding Bonds Series 2019 B (Aa2/NR)
1,225,000	4.000	06/01/2037	1,249,267
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
4,020,000	5.000	07/01/2034	4,020,000
1,800,000	4.000	07/01/2040	1,742,274
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (A3/NR)
700,000	5.000	07/01/2046	712,247
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (NR/NR)
40,000	3.000	10/01/2024	39,166
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(e)
545,000	4.500	06/01/2028	547,940
The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Multifamily Housing RB Ben Allen Ridge Apartments Project Series 2022B (NR/NR)(a)(b)
1,550,000	3.850	02/01/2048	1,548,667

			11,242,676

Texas – 8.6%
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
1,425,000	5.625	08/15/2052	1,290,303
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
155,000	5.000	08/15/2023	154,919
195,000	5.000	08/15/2024	194,262
205,000	5.000	08/15/2025	203,493
190,000	5.000	08/15/2026	188,535
200,000	5.000	08/15/2027	198,525

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB) – (continued)
$80,000	5.000%	08/15/2028	$ 79,569
80,000	4.000	08/15/2029	75,305
80,000	4.000	08/15/2030	74,531
90,000	4.000	08/15/2031	82,922
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,355,000	5.000	01/01/2029	1,383,601
Bastrop County, Special Assessment RB, Series 2023 Double Eagle Ranch Public Improvement District Improvement Area 1 Project (NR/NR)(e)
1,000,000	5.250	09/01/2043	1,011,166
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A3/A-)
620,000	5.000	01/01/2028	662,266
650,000	5.000	01/01/2029	705,696
1,010,000	5.000	01/01/2032	1,112,614
1,115,000	5.000	01/01/2034	1,222,899
610,000	5.000	01/01/2036	660,003
645,000	5.000	01/01/2037	691,791
675,000	5.000	01/01/2038	719,345
1,420,000	5.000	01/01/2039	1,511,610
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds Series 2021D (A-/NR)
1,100,000	4.000	01/01/2040	1,089,863
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(e)
245,000	5.750	09/01/2029	249,747
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(e)
377,000	3.250	09/15/2026	346,851
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)(e)
1,402,000	5.750	09/01/2042	1,408,810
City of Aubrey Special Assessment RB for Jackson Ridge Public Improvement District Project Series 2022 (NR/NR)(e)
852,000	5.250	09/01/2032	863,754
City of Austin Airport System RB Series 2022 (A1/A+)
7,435,000	5.000	11/15/2052	7,758,664
City of Austin RB for Airport System Series 2019 B (AMT) (A1/A)
3,680,000	5.000	11/15/2032	3,991,023
2,000,000	5.000	11/15/2033	2,165,710
City of Austin RB Refunding for Airport System Series 2019 (AMT) (A1/A)
2,000,000	5.000	11/15/2024	2,028,510
1,150,000	5.000	11/15/2025	1,182,969
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(e)
385,000	4.000	11/01/2023	384,506
625,000	4.500	11/01/2024	622,350
2,815,000	4.000	11/01/2028	2,723,644

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Project Series 2022 (NR/NR)(e)
$777,000	5.375%	11/01/2042	$ 780,897
City of Austin Water & Wastewater System Revenue Refunding Bonds Series 2022 (NR/AA)
1,700,000	5.000	11/15/2038	1,927,208
2,350,000	5.000	11/15/2039	2,643,945
2,500,000	5.000	11/15/2040	2,789,151
City of Carrollton, GO Improvement and Refunding Bonds, Series 2023 (NR/AAA)
2,000,000	5.000	08/15/2038	2,249,479
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(e)
375,000	2.500	09/01/2025	357,278
140,000	3.125	09/01/2030	126,013
180,000	3.250	09/01/2030	159,806
355,000	4.000	09/01/2040	312,437
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)(e)
174,000	2.500	09/01/2026	161,873
158,000	3.000	09/01/2031	136,752
329,000	3.375	09/01/2041	261,636
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)(e)
430,000	4.625	09/01/2032	418,117
704,000	4.875	09/01/2042	664,644
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)(e)
285,000	2.750	09/01/2027	254,814
432,000	3.125	09/01/2032	357,003
City of Celina Special Assessment RB for North Sky Public Improvement District Project Series 2023 (NR/NR)(e)
812,000	5.375	09/01/2043	810,947
1,006,000	5.625	09/01/2052	1,004,483
1,000,000	6.125	09/01/2052	998,551
City of Celina Special Assessment RB for Ten Mile Creek Public Improvement District Project Series 2023 (NR/NR)(e)
492,000	4.750	09/01/2030	493,850
235,000	5.500	09/01/2030	235,863
1,169,000	5.500	09/01/2042	1,177,046
City of Celina Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)(e)
255,000	4.875	09/01/2032	255,135
495,000	5.500	09/01/2042	498,066
City of Celina Special Assessment RB Series 2022 (NR/NR)(e)
215,000	2.875	09/01/2027	193,884
250,000	3.250	09/01/2032	209,628
1,175,000	3.500	09/01/2042	894,796
City of Celina Special Assessment RB Series 2022 (NR\NR)(e)
227,000	3.250	09/01/2027	207,909
235,000	3.625	09/01/2032	205,215

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
$185,000	4.200%	09/01/2027	$ 183,284
570,000	4.800	09/01/2037	558,331
647,000	5.250	09/01/2046	647,099
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(e)
40,000	4.375	09/01/2023	40,002
300,000	5.375	09/01/2038	303,813
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
76,000	4.625	09/01/2023	76,032
365,000	5.000	09/01/2028	369,474
City of Celina, Collin and Denton Counties Special Assessment RB, Series 2023 Cross Creek Meadows Public Improvement District Improvement Area 1 Project (NR/NR)(e)(h)
686,000	4.500	09/01/2030	683,896
1,524,000	5.375	09/01/2043	1,529,907
City of Celina, Collin and Denton Counties Special Assessment RB, Series 2023 Cross Creek Meadows Public Improvement District Major Improvement Area Project (NR/NR)(e)(h)
216,000	5.000	09/01/2030	215,345
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(e)
190,000	3.250	09/01/2026	177,035
185,000	3.750	09/01/2031	161,254
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(e)
314,000	3.375	09/15/2026	291,993
410,000	4.000	09/15/2031	375,292
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)(e)
687,000	5.375	09/15/2027	692,406
City of Dallas Fort Worth International Airport Joint Revenue Refunding Bonds Series 2021A (NON-AMT) (A1/NR)
3,975,000	4.000	11/01/2039	3,978,266
City of Dallas International Airport Joint Revenue Refunding Bonds Series 2022B (NON-AMT) (A1/A+)
3,500,000	4.000	11/01/2041	3,435,512
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)(e)
268,000	4.875	09/01/2032	263,135
765,000	5.125	09/01/2042	743,631
City of Dripping Springs, Hays County Special Assessment RB, Series 2023 Heritage Public Improvement District Improvement Area 1 Project (NR/NR)(e)
1,000,000	5.375	09/01/2043	1,004,510

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)(e)
$695,000	2.875%	09/01/2026	$ 635,533
398,000	3.375	09/01/2031	330,944
1,206,000	3.750	09/01/2041	938,916
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(e)
294,000	2.625	08/15/2025	279,688
171,000	3.375	08/15/2030	151,654
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)(e)
497,000	2.750	08/15/2026	462,151
612,000	3.375	08/15/2031	537,475
846,000	3.750	08/15/2041	703,756
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)(e)
483,000	4.875	08/15/2027	481,376
778,000	5.250	08/15/2032	782,058
1,300,000	5.875	08/15/2042	1,302,372
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(e)
100,000	3.125	08/15/2024	98,321
340,000	3.500	08/15/2029	318,250
1,905,000	4.000	08/15/2039	1,707,567
1,825,000	4.250	08/15/2049	1,584,840
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)(e)
295,000	4.000	08/15/2032	277,172
1,129,000	4.250	08/15/2042	1,013,913
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
150,000	4.000	08/15/2025	151,060
155,000	4.000	08/15/2026	157,074
160,000	4.000	08/15/2027	163,193
165,000	4.000	08/15/2028	169,225
170,000	4.000	08/15/2029	175,178
925,000	3.000	08/15/2034	846,741
City of Fate, Rockwall County Special Assessment RB, Series 2023 Williamsburg Public Improvement District No. 1 Phase 3B (NR/NR)(e)
417,000	4.250	08/15/2030	416,223
761,000	5.125	08/15/2043	753,890
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)(e)
344,000	3.625	09/15/2027	329,960
409,000	3.875	09/15/2032	374,856
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
325,000	4.125	09/01/2027	322,385
1,350,000	4.625	09/01/2037	1,306,646

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
$570,000	4.500%	09/01/2027	$ 571,993
1,800,000	4.500	09/01/2037	1,719,100
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
425,000	4.000	09/01/2024	424,631
440,000	4.000	09/01/2025	439,103
460,000	4.000	09/01/2026	459,988
480,000	4.000	09/01/2027	481,465
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)(e)
256,000	3.250	09/01/2031	218,342
1,271,000	3.625	09/01/2041	998,666
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(e)
100,000	3.250	09/01/2024	98,157
290,000	3.625	09/01/2029	271,386
785,000	4.125	09/01/2039	705,722
City of Horseshoe Bay Special Assessment Refunding Bonds for Public Improvement District Series 2020 (NR/NR)
685,000	3.000	10/01/2025	658,194
645,000	3.000	10/01/2030	563,860
440,000	3.250	10/01/2033	377,212
City of Houston Airport System Special Facilities RB for United Airlines Technical Operations Center Project Series 2018 (NR/BB-)
3,295,000	5.000	07/15/2028	3,352,561
City of Houston Airport System Subordinate Lien Revenue Refunding Bonds Series 2018D (A1/NR)
1,655,000	5.000	07/01/2032	1,798,565
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(e)
221,000	2.625	09/01/2026	204,576
206,000	3.250	09/01/2031	177,628
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)(e)
939,000	3.500	09/01/2041	742,981
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR) (NR/NR)(e)
360,000	3.125	09/01/2031	309,911
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)(e)
276,000	2.750	09/01/2026	255,797
392,000	3.500	09/01/2031	342,846
900,000	3.875	09/01/2041	739,593
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
130,000	5.000	08/15/2024	130,906
130,000	5.000	08/15/2025	131,829
150,000	5.000	08/15/2026	153,525
100,000	5.000	08/15/2027	103,476

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+) – (continued)
$125,000	5.000%	08/15/2028	$ 130,818
150,000	5.000	08/15/2029	158,471
200,000	5.000	08/15/2030	211,340
280,000	5.000	08/15/2032	294,860
300,000	5.000	08/15/2034	315,961
175,000	5.000	08/15/2035	183,187
250,000	5.000	08/15/2036	259,538
250,000	5.000	08/15/2037	257,232
300,000	5.000	08/15/2038	306,857
300,000	5.000	08/15/2039	305,575
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)(e)
481,000	2.500	09/01/2026	446,811
729,000	3.000	09/01/2031	634,231
1,484,000	3.375	09/01/2041	1,171,687
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)(e)
315,000	2.625	09/15/2026	289,954
230,000	3.125	09/15/2031	195,460
City of Kaufman Special Assessment RB for Kaufman Public Improvement District Project Series 2022 (NR/NR)(e)
722,000	5.625	09/15/2042	738,050
City of Kyle Special Assessment RB for 6 Creeks Public Improvement District Project Series 2023 (NR/NR)(e)
817,000	4.375	09/01/2028	814,721
750,000	4.500	09/01/2033	746,334
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)(e)
431,000	3.375	09/01/2031	371,268
628,000	3.750	09/01/2041	500,747
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(e)
410,000	3.875	09/01/2024	406,058
1,180,000	4.750	09/01/2044	1,103,393
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)(e)
210,000	2.625	09/01/2025	198,320
610,000	3.125	09/01/2030	524,555
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Area #1 Project Series 2022 (NR/NR)(e)
1,000,000	4.125	09/01/2041	895,935
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(e)
340,000	4.250	09/01/2029	333,484
1,000,000	4.875	09/01/2044	938,777
City of Kyle Special Assessment RB Series 2022 (NR/NR)
481,000	4.375	09/01/2027	475,224
535,000	4.750	09/01/2032	525,621
City of Kyle Special Assessment RB, Series 2023 Porter Country Public Improvement District Improvement Area 1 Project (NR/NR)(e)
1,229,000	5.750	09/01/2043	1,221,643

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Kyle, Hays County Special Assessment RB, Series 2023 Limestone Creek Public Improvement District Improvement Area 1 Project (NR/NR)(e)(h)
$678,000	5.500%	09/01/2043	$ 678,519
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
470,000	2.750	09/01/2025	453,734
430,000	3.125	09/01/2030	389,475
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
2,055,000	3.000	09/15/2036	1,821,656
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(e)
15,000	3.500	09/15/2024	14,772
245,000	3.750	09/15/2029	228,845
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(e)
105,000	4.375	09/15/2029	103,762
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Project Series 2022 (NR/NR)(e)
1,500,000	5.875	09/15/2042	1,536,223
2,126,000	6.125	09/15/2052	2,170,689
City of Lavon Special Assessment RB Series 2022 (NR\NR)(e)
600,000	3.500	09/15/2027	561,845
305,000	3.750	09/15/2027	280,817
1,000,000	3.875	09/15/2032	893,635
455,000	4.125	09/15/2032	411,822
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (NR/NR)(g)
1,415,000	4.000	09/01/2023	1,416,419
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(e)
355,000	2.500	09/01/2025	336,893
330,000	3.125	09/01/2030	289,506
845,000	4.000	09/01/2040	735,223
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)(e)
750,000	2.625	09/01/2027	691,614
750,000	3.125	09/01/2032	652,972
1,772,000	3.375	09/01/2042	1,345,109
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(e)
310,000	2.500	09/15/2026	280,211
210,000	3.125	09/15/2026	190,903
250,000	3.125	09/15/2031	209,937
310,000	3.750	09/15/2031	265,591
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(e)
150,000	3.750	09/15/2025	147,361

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Manor, Travis County Special Assessment RB, Series 2023 Manor Heights Public Improvement District Improvement Area 3 Project (NR/NR)(e)(h)
$528,000	5.250%	09/15/2043	$ 522,778
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(e)
350,000	3.375	09/01/2026	328,415
350,000	3.875	09/01/2031	312,791
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(e)
75,000	3.500	09/15/2024	74,081
280,000	3.750	09/15/2029	266,587
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)(e)
185,000	2.625	09/15/2026	170,055
480,000	3.125	09/15/2031	408,877
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)(e)
400,000	5.375	09/15/2032	400,564
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(e)
100,000	5.000	09/15/2024	100,188
400,000	5.250	09/15/2029	404,391
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(e)
275,000	4.250	09/15/2024	274,390
255,000	5.125	09/15/2024	255,400
795,000	4.500	09/15/2029	791,089
775,000	5.375	09/15/2029	782,147
City of Mesquite, Dallas and Kaufman Counties Special Assessment RB, Series 2023 Heartland Town Center Public Improvement District Phase 2 Specific Improvements Project (NR/NR)(e)
559,000	5.125	09/01/2052	552,703
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(e)
410,000	3.500	09/15/2031	358,482
1,000,000	3.875	09/15/2041	824,380
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)(e)
678,000	4.375	09/15/2027	664,482
626,000	4.750	09/15/2032	608,244
1,417,000	5.250	09/15/2042	1,362,216
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)(e)
292,000	5.125	09/15/2027	287,549
310,000	5.500	09/15/2032	303,847
600,000	6.000	09/15/2042	600,356

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(e)
$100,000	4.500%	09/01/2025	$ 99,295
50,000	4.875	09/01/2025	49,781
254,000	4.875	09/01/2030	246,355
265,000	5.250	09/01/2030	264,805
381,000	5.250	09/01/2040	374,241
310,000	5.625	09/01/2040	308,478
815,000	4.125	09/01/2049	693,142
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)(e)
245,000	2.500	09/01/2025	232,905
455,000	3.250	09/01/2030	406,936
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2019 (NR/NR)(e)
50,000	3.125	09/01/2024	49,188
140,000	3.500	09/01/2029	131,219
360,000	4.000	09/01/2039	324,107
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)(e)
274,000	2.375	09/01/2026	252,506
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(e)
250,000	4.000	09/01/2028	245,715
1,560,000	4.500	09/01/2048	1,421,080
City of Pflugerville, Texas Travis and Williamson Counties, Texas Combination Tax and Limited Revenue Certificates of Obligation, Series 2023 (Aa1/NR)
3,275,000	4.000	08/01/2049	3,183,609
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)(e)
404,000	4.875	09/15/2027	400,652
350,000	5.250	09/15/2032	351,707
245,000	5.750	09/15/2032	245,611
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)(e)
366,000	4.875	09/15/2027	362,967
300,000	5.250	09/15/2032	301,463
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)(e)
2,127,000	5.500	09/15/2048	2,118,191
City of Pilot Point, Denton, Grayson, and Cooke Counties Special Assessment RB, Series 2023 Mobberly Public Improvement District Improvement Area 1B Project (NR/NR)(e)
374,000	4.750	09/15/2030	376,283
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(e)
2,875,000	4.375	09/15/2051	2,334,890
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(e)
1,969,000	4.000	09/15/2051	1,567,222

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)(e)
$700,000	4.250%	09/01/2042	$ 625,947
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(e)
65,000	3.500	09/01/2024	64,207
321,000	3.750	09/01/2029	304,819
846,000	4.250	09/01/2039	781,096
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(e)
180,000	3.375	09/01/2030	163,637
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
145,000	4.000	09/01/2024	144,488
415,000	4.250	09/01/2029	410,311
655,000	4.875	09/01/2039	642,260
1,000,000	5.000	09/01/2049	967,047
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(e)
289,000	3.375	09/01/2041	224,910
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)(e)
434,000	4.250	09/01/2027	431,043
382,000	4.750	09/01/2032	381,135
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(e)
116,000	3.750	09/01/2024	114,707
365,000	4.000	09/01/2029	350,913
580,000	5.000	09/01/2029	583,708
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District Project Series 2023 (NR/NR)(e)
1,000,000	5.125	09/01/2043	988,171
City of Princeton Special Assessment RB for Winchester Public Improvement District Project Series 2022 (NR/NR)(e)
480,000	4.250	09/01/2027	476,183
460,000	4.750	09/01/2032	459,296
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(e)
305,000	3.250	09/01/2030	274,635
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(e)
240,000	2.375	09/01/2026	220,385
469,000	3.250	09/01/2041	354,543
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(e)
350,000	2.625	09/15/2026	320,674
355,000	3.125	09/15/2031	299,635
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(e)
405,000	2.625	09/15/2025	389,315
405,000	3.375	09/15/2030	367,795

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(e)
$225,000	3.625%	09/15/2030	$ 204,079
210,000	4.375	09/15/2030	201,075
500,000	4.125	09/15/2040	441,190
400,000	4.875	09/15/2040	374,902
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(e)
125,000	3.750	09/15/2024	123,955
370,000	4.125	09/15/2029	361,295
1,050,000	4.625	09/15/2039	992,597
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(e)
435,000	2.500	09/15/2025	411,809
305,000	3.250	09/15/2030	269,489
City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)(e)
148,000	6.000	09/15/2028	149,339
665,000	6.000	09/15/2050	688,196
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015A (A+/AA-)(a)(b)
26,495,000	1.750	02/01/2033	25,786,979
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015C (A+/AA-)(a)(b)
30,610,000	1.750	12/01/2045	29,792,015
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
265,000	4.375	09/01/2025	265,191
500,000	4.875	09/01/2030	492,940
635,000	5.375	09/01/2040	631,855
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR)(e)
300,000	3.750	09/01/2027	285,416
425,000	4.000	09/01/2032	394,918
1,221,000	4.250	09/01/2042	1,057,098
City of Santa Fe Special Assessment RB for Mulberry Farms Public Improvement District Series 2022 (NR/NR)(e)
233,000	4.375	09/01/2027	227,370
City of Sinton Special Assessment RB Series 2022 (NR\NR)(e)
382,000	4.375	09/01/2027	365,875
659,000	4.750	09/01/2032	619,704
City of Venus Special Assessment RB for Patriot Estates Public Improvement Project Series 2021 (NR/NR)(e)
1,110,000	3.375	09/15/2041	876,831
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)(e)
1,125,000	5.500	08/15/2052	1,113,645
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR)
700,000	4.000	04/01/2031	729,772

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR) – (continued)
$575,000	4.000%	04/01/2035	$ 589,834
1,345,000	4.000	04/01/2037	1,361,041
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (NR/AAA)
4,370,000	4.000	08/15/2036	4,414,484
3,875,000	4.000	08/15/2037	3,898,552
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)(e)
470,000	3.000	09/01/2031	401,975
930,000	3.250	09/01/2041	714,011
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/NR)
1,970,000	5.000	02/01/2025	2,025,813
2,095,000	5.000	02/01/2026	2,197,444
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/BBB-)
475,000	2.500	10/01/2031	400,014
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (NR/BB-)(e)
325,000	3.500	10/01/2031	276,445
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (A2/NR)
75,000	5.000	10/01/2028	81,740
90,000	5.000	10/01/2029	99,639
95,000	5.000	10/01/2030	106,781
75,000	5.000	10/01/2031	85,076
75,000	5.000	10/01/2032	84,744
145,000	5.000	10/01/2033	163,345
160,000	5.000	10/01/2034	180,521
175,000	5.000	10/01/2035	195,745
175,000	5.000	10/01/2036	194,180
500,000	4.000	10/01/2041	493,971
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)(e)
280,000	2.500	09/15/2025	264,827
350,000	3.250	09/15/2030	306,838
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(e)
315,000	3.500	09/01/2026	289,800
395,000	4.125	09/01/2031	358,502
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (NR/A)
2,500,000	5.250	11/01/2030	2,507,913
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(e)
125,000	3.750	08/15/2024	123,194
235,000	4.000	08/15/2029	222,067
775,000	4.500	08/15/2035	712,244
575,000	5.000	08/15/2044	540,437

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
$1,175,000	3.125%		08/15/2036	$ 944,309
950,000	3.250		08/15/2041	725,918
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(e)
390,000	5.000		09/01/2027	387,042
225,000	5.000		09/01/2032	220,937
330,000	5.125		09/01/2037	320,286
Frisco Independent School District, Collin and Denton Counties, UT School Building and Refunding Bonds, Series 2023 (Aaa/AAA)
1,575,000	5.000		02/15/2035	1,833,050
1,675,000	5.000		02/15/2036	1,931,773
1,340,000	5.000		02/15/2037	1,525,427
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (NR/AA+)
18,225,000	5.000		10/01/2037	19,546,267
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)
2,950,000	0.000	(c)	10/01/2046	3,141,117
4,075,000	0.000	(c)	10/01/2047	4,343,069
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (NR/AA)
470,000	5.000		09/01/2027	495,747
500,000	5.000		09/01/2028	532,866
745,000	5.000		09/01/2029	803,828
465,000	4.000		09/01/2031	479,225
415,000	4.000		09/01/2033	425,972
650,000	4.000		09/01/2034	665,826
580,000	4.000		09/01/2036	587,494
Harris County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding Bonds for Memorial Hermann Health System Series 2020C (A1/A+)(a)(b)
3,000,000	5.000		06/01/2032	3,056,218
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A1/A+)(a)(b)
5,470,000	5.000		07/01/2049	5,572,503
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Baylor College of Medicine Series 2019 A (NR/A)(b)(d)
	(1M USD LIBOR + 0.65%)
7,050,000	4.265		11/15/2046	7,049,332
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (A1/AA-)
1,575,000	5.000		05/15/2030	1,712,329
Harris County Industrial Development Corporation Marine Terminal Refunding RB Energy Transfer LP Project Series 2023 (NR/BBB-)(a)(b)
10,425,000	4.050		11/01/2050	10,487,534

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (Aa1/AA-)(d)
	(3M USD LIBOR + 0.67%)
$23,020,000	4.235%	08/15/2035	$ 23,010,753
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)(e)
1,068,000	4.750	09/15/2027	1,067,929
700,000	4.875	09/15/2032	701,228
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(e)
665,000	4.000	09/01/2029	648,451
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
95,000	3.000	09/01/2024	93,056
100,000	3.500	09/01/2025	97,519
100,000	3.500	09/01/2026	96,793
105,000	3.500	09/01/2027	101,063
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (NR/NR)
830,000	5.000	07/01/2027	839,998
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (NR/NR)
5,880,000	5.000	07/15/2027	5,951,942
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (NR/NR)
2,600,000	5.000	07/15/2027	2,631,811
Houston Airport System RB Refunding Subordinate Lien Series 2018 B (A1/NR)
360,000	5.000	07/01/2031	392,400
325,000	5.000	07/01/2032	353,192
Houston Airport System RB Refunding Subordinate Lien Series 2018 D (A1/NR)
2,000,000	5.000	07/01/2029	2,189,694
2,175,000	5.000	07/01/2030	2,380,805
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
440,000	3.375	10/01/2037	375,332
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/AAA)
3,425,000	4.000	02/15/2042	3,437,766
Joshua Farms Municipal Management District No. 1, Johnson County, Special Assessment RB, Series 2023 Improvement Areas 1-2 Project (NR/NR)(e)
1,617,000	5.250	09/01/2043	1,579,353
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(e)
1,315,000	5.000	09/01/2038	1,313,334
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
145,000	2.000	09/01/2024	139,728
150,000	2.000	09/01/2025	140,256

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR) – (continued)
$150,000	2.000%		09/01/2026	$ 136,564
150,000	2.000		09/01/2027	133,555
155,000	2.000		09/01/2028	134,813
160,000	2.000		09/01/2029	136,823
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(g)
29,490,000	0.000	(f)	08/15/2024	9,182,295
Love Field Airport Modernization Corp. General Airport Revenue Refunding Bonds Series 2021 (NR/A)
3,620,000	5.000		11/01/2027	3,802,499
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (NR/A)
2,035,000	5.000		05/15/2030	2,262,776
1,520,000	5.000		05/15/2031	1,690,649
Lubbock Independent School District GO Bonds Series 2019 (PSF-GTD) (Aaa/AAA)
1,250,000	4.000		02/15/2040	1,254,806
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (Baa2/A-)
6,350,000	2.600		11/01/2029	5,725,969
Memorial-Heights Redevelopment Authority RB for City of Houston Reinvestment Zone No. 5 Series 2021 (AGM) (NR/AA)
2,500,000	3.000		09/01/2043	1,986,183
1,500,000	3.000		09/01/2048	1,118,994
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (NR/BB-)(e)
5,575,000	4.625		10/01/2031	5,427,496
Mission Economic Development Corporation Solid Waste Disposal RB Waste Management, Inc. Project Series 2023A (NR/A-/A-2)(a)(b)
4,850,000	4.250		06/01/2048	4,860,451
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
710,000	5.250		02/15/2030	709,087
405,000	5.375		02/15/2035	409,744
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (NR/BBB-)
710,000	5.000		09/15/2033	721,366
750,000	5.000		09/15/2034	760,684
790,000	5.000		09/15/2035	799,332
Montgomery County Toll Road Authority Senior Lien Toll Road RB Series 2018 (NR/BBB-)
1,650,000	5.000		09/15/2030	1,678,144
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (BB+/NR)(e)
1,585,000	4.000		08/15/2036	1,374,290
New Hope Cultural Education Facilities Finance Corp. Education Revenue Refunding Bonds for Jubilee Academic Center Series 2021 (Ba2/BB+)(e)
1,950,000	4.000		08/15/2041	1,578,482

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. RB for CHF-Collegiate Housing College Station I LLC Series 2014 A (AGM) (A2/AA)
$250,000	5.000%	04/01/2046	$ 250,324
New Hope Cultural Education Facilities Finance Corp. RB Refunding for Wichita Falls Retirement Foundation Obligated Group Series 2021 (NR/NR)
510,000	2.000	01/01/2026	468,224
1,200,000	4.000	01/01/2031	1,058,899
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB Series 2021 (NR\NR)
1,500,000	4.000	11/01/2055	1,132,402
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
4,525,000	5.500	01/01/2057	3,240,885
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)(e)
335,000	4.000	08/15/2029	324,558
610,000	5.000	08/15/2039	605,554
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (ETM) (WR/NR)
765,000	5.000	04/01/2027	818,579
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (NR/NR)(g)
1,000,000	5.000	04/01/2024	1,012,843
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (ETM) (WR/NR)
275,000	4.000	04/01/2024	276,302
365,000	4.000	04/01/2025	369,534
375,000	4.000	04/01/2026	383,427
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (WR/NR)(g)
250,000	5.000	04/01/2025	257,725
North Texas Municipal Water District Water System Revenue Refunding Bonds Series 2021A (Aa1/AAA)
5,125,000	5.000	09/01/2029	5,789,406
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (NR/NR)(c)(g)
1,000,000	0.000	09/01/2031	1,244,960
North Texas Tollway Authority RB for Second Tier Series 2021 B (A2/A)
1,725,000	4.000	01/01/2040	1,691,107
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A1/A+)
2,750,000	5.000	01/01/2038	2,890,074
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A2/A)
2,000,000	5.000	01/01/2032	2,124,696

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A2/A) – (continued)
$1,500,000	5.000%	01/01/2048	$ 1,542,131
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A1/A+)(g)
6,000,000	6.500	01/01/2025	6,280,915
Northside Independent School District, Bexar County UT School Building and Refunding Bonds, Series 2023A (Aaa/NR)
1,830,000	4.000	08/15/2045	1,806,988
Northside Independent School District, Bexar County, Variable Rate UT School Building Bonds, Series 2023B (Aaa/NR)(a)(b)
5,000,000	3.000	08/01/2053	4,916,231
Pasadena Independent School District Variable Rate UT School Building Bonds (PSF-GTD) (AAA/NR)(a)(b)
3,280,000	1.500	02/15/2044	3,194,245
Port Arthur Independent School District UT School Building Bonds Series 2015A (PSF) (Aaa/NR)(g)
8,550,000	5.000	02/15/2025	8,793,924
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(e)
750,000	1.875	01/01/2026	683,001
550,000	2.000	01/01/2027	483,561
575,000	2.125	01/01/2028	489,868
800,000	2.250	01/01/2029	662,108
850,000	2.500	01/01/2030	688,824
800,000	2.625	01/01/2031	635,684
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(e)
3,470,000	3.625	01/01/2035	2,767,999
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(e)
3,690,000	6.000	01/01/2025	3,464,682
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(e)
13,100,000	4.100	01/01/2028	10,361,387
Round Rock Independent School District GO Refunding Bonds Series 2019 A (PSF-GTD) (Aaa/NR)
3,000,000	4.000	08/01/2032	3,197,852
Royse City Special Assessment RB for Creekshaw Public Improvement District Improvement Area Project Series 2022 (NR/NR)(e)
234,000	4.875	09/15/2027	233,545
284,000	5.250	09/15/2032	285,342
590,000	5.875	09/15/2042	594,105
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(e)
125,000	3.250	09/15/2024	122,831
355,000	3.625	09/15/2029	334,467
1,250,000	4.125	09/15/2039	1,136,474

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (NR/AA)
$285,000	5.000%	09/01/2027	$ 301,629
335,000	5.000	09/01/2029	363,380
395,000	4.000	09/01/2032	414,613
395,000	4.000	09/01/2034	408,398
615,000	4.000	09/01/2036	625,650
1,040,000	2.625	09/01/2038	823,524
1,230,000	2.750	09/01/2039	977,242
1,200,000	2.750	09/01/2040	933,067
Spring Independent School District UT School Building Bonds Series 2023 (Aa2/AA-)
4,725,000	4.000	08/15/2052	4,576,575
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (AMT) (Aaa/AAA)
5,905,000	5.000	08/01/2026	6,217,030
4,590,000	5.000	08/01/2027	4,920,143
5,010,000	5.000	08/01/2028	5,456,953
6,835,000	5.000	08/01/2029	7,505,529
Tarrant County Cultural Education Facilities Finance Corp. RB for Christus Health Series 2018B (A1/A+)
8,770,000	5.000	07/01/2035	9,390,326
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A1/A+)
4,885,000	5.000	07/01/2036	5,191,047
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,200,000	4.250	08/15/2053	2,147,802
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A2/A-)(d)
	(3M USD LIBOR + 0.70%)
3,570,000	4.420	12/15/2026	3,550,367
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A2/A-)
3,085,000	6.250	12/15/2026	3,214,553
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A2/A-)(d)
	(SIFMA Municipal Swap Index Yield + 0.55%)
2,205,000	3.780	09/15/2027	2,177,966
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (NR/BBB+)
500,000	5.000	12/15/2024	505,708
2,835,000	5.000	12/15/2025	2,882,029
8,740,000	5.000	12/15/2032	9,129,981
Texas Municipal Gas Acquisition and Supply Corp. II RB for LIBOR Index Rate Series 2012 C (A2/A-)(d)
	(3M USD LIBOR + 0.69%)
65,740,000	4.354	09/15/2027	65,399,533
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (Baa2/NR)
10,000,000	5.000	12/31/2031	10,618,971
7,040,000	5.000	12/31/2032	7,468,807

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (Baa2/NR) – (continued)
$7,030,000	5.000%	12/31/2036	$ 7,321,863
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (Baa3/NR)
14,685,000	5.000	06/30/2058	14,612,960
Texas Transportation Commission Central Texas Turnpike System RB 2nd Tier Revenue Refunding Bonds Series 2015-C (Baa1/A-)
1,495,000	5.000	08/15/2042	1,504,273
Texas Transportation Commission Central Texas Turnpike System RB Second Tier Revenue Refunding Bonds Series 2015-C (A-/Baa1)
1,525,000	5.000	08/15/2028	1,542,947
Texas Transportation Commission GO Mobility Fund Refunding Bonds, Series 2014 (Aaa/AAA)(g)
6,500,000	4.000	04/01/2024	6,540,249
The Lakes Fresh Water Supply District of Denton County UT Road Bonds Series 2022 (AGM) (Baa2/AA)
3,230,000	3.000	09/01/2047	2,408,733
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)(e)
400,000	4.375	09/15/2027	392,173
445,000	4.750	09/15/2032	432,695
1,200,000	5.250	09/15/2042	1,154,973
Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)(e)
139,000	3.250	09/01/2027	129,747
205,000	3.500	09/01/2032	177,059
Town of Little Elm Special Assessment RB for Valencia Public Improvement District Project Series 2022 (NR/NR)(e)
424,000	6.000	09/01/2027	430,653
712,000	6.125	09/01/2032	739,827
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)(e)
831,000	4.000	09/01/2047	688,688
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)(e)
50,000	4.750	09/01/2023	50,036
360,000	5.250	09/01/2028	369,387
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(e)
265,000	4.500	09/01/2027	265,708
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)(e)
868,000	5.375	09/01/2042	868,555
University Houston Consolidated RB Refunding Series 2017 C (Aa2/AA)
8,500,000	3.250	02/15/2041	7,400,938
University of Texas System Revenue Financing System RB Refunding Series 2017 C (Aaa/AAA)
1,500,000	5.000	08/15/2026	1,593,711

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
$655,000	5.000%	09/01/2031	$ 693,393
950,000	3.000	09/01/2034	825,718
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
194,000	2.375	12/01/2025	182,051
308,000	2.875	12/01/2030	263,913
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
90,000	4.000	12/01/2023	89,913
520,000	4.250	12/01/2029	512,178
1,159,000	4.625	12/01/2035	1,127,875
1,604,000	5.000	12/01/2045	1,551,457
Westside 211 Special Improvement District Limited Ad Valorem Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022 (Baa3/NR)
740,000	5.375	08/15/2042	756,510
1,000,000	5.625	08/15/2052	1,024,563
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (NR/NR)
325,000	3.000	08/15/2034	290,331
345,000	3.000	08/15/2036	292,769
745,000	3.000	08/15/2039	588,150

			714,166,362

Utah – 0.9%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(e)
1,675,000	3.250	03/01/2031	1,494,188
1,875,000	3.500	03/01/2036	1,576,335
1,900,000	3.750	03/01/2041	1,524,357
Jordan School District GO School Building Bonds Series 2019 B (SCH BD GTY) (Aaa/NR)
2,750,000	5.000	06/15/2027	2,978,950
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(e)
3,875,000	5.250	02/01/2040	3,378,847
Salt Lake City Corporation Airport RB Series 2018 A (AMT) (A2/A)
3,110,000	5.000	07/01/2037	3,248,769
Salt Lake City International Aiport RB Series 2018A (AMT) (A/A2)
7,350,000	5.250	07/01/2048	7,621,368
Salt Lake City International Airport RB Series 2018A (A2/A)
10,525,000	5.000	07/01/2036	11,056,340
5,000,000	5.000	07/01/2038	5,206,594
Salt Lake City International Airport RB Series 2021A (A2/A)
2,000,000	5.000	07/01/2046	2,088,437
1,500,000	4.000	07/01/2051	1,378,800
Salt Lake City Public Utilities RB Series 2022 (Aa1/AAA)
9,210,000	5.000	02/01/2052	10,056,801

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Salt Lake City RB for International Airport Series 2018 A (AMT) (A2/A)
$5,000,000	5.000%	07/01/2029	$ 5,337,769
5,500,000	5.000	07/01/2030	5,875,543
Utah Charter School Finance Authority Charter School RB for Beehive Science & Technology Academy Project Series 2021A (NR/NR)(e)
2,325,000	4.000	10/15/2041	1,793,451
Utah Charter School Finance Authority Charter School RB Series 2022A (BB+/NR)(e)
1,610,000	5.625	06/15/2042	1,569,682
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR\BB)(e)
500,000	4.000	07/15/2037	411,455
3,485,000	4.250	07/15/2050	2,636,334
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022B (NR\BB)(e)
125,000	5.750	07/15/2026	121,516
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)(e)
890,000	4.000	06/15/2041	679,747
Utah Charter School Finance Authority RB Refunding for Summit Academy, Inc. Series 2019 A (UT CSCE) (NR/AA)
700,000	5.000	04/15/2039	724,924
625,000	5.000	04/15/2044	640,162
1,150,000	5.000	04/15/2049	1,170,311
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (Aa2/AA)(g)
3,065,000	4.000	06/15/2025	3,119,149

			75,689,829

Vermont – 0.1%
University of Vermont State Agricultural College GO Bonds Series 2017 (A+/Aa3)
1,290,000	5.000	10/01/2043	1,345,884
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
745,000	5.000	05/01/2025	746,489
585,000	5.000	05/01/2026	586,026
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B/NR)(a)(b)(e)
2,175,000	5.000	06/01/2052	2,182,788
Vermont Educational and Health Buildings Financing Agency RB Saint Michael’S College Project, Series 2023 (NR/BBB-)(e)
2,700,000	5.500	10/01/2043	2,647,999

			7,509,186

Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)(e)
4,700,000	5.000	10/01/2039	3,784,252

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Virgin Islands – (continued)
Virgin Islands Public Finance Authority RB Series 2014 A (AGM-CR) (A2/AA)(e)
$5,000,000	5.000%		10/01/2034	$ 5,062,875

				8,847,127

Virginia – 1.5%
Chesapeake Redevelopment and Housing Authority Multifamily Housing RB Hunters Point Apartments, Series 2023 (NR/NR)(a)(b)
2,120,000	5.000		05/01/2043	2,180,825
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (NR/NR)(g)
1,250,000	4.000		10/01/2024	1,281,429
Fairfax County Public Improvement Bonds Series 2022A (ST AID WITHHLDG) (Aaa/AAA)
2,500,000	4.000		10/01/2025	2,557,147
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BBB-)
3,000,000	5.000		01/01/2040	2,963,504
Halifax County IDA Recovery Zone Facility RB Series 2010A (NON-AMT) (A2\BBB+)(a)(b)
4,375,000	1.650		12/01/2041	4,257,702
Norfolk Redevelopment and Housing Authority Multifamily Housing RB Braywood Manor Apartments, Series 2023 (NR/NR)(a)(b)
2,200,000	5.000		05/01/2043	2,263,713
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
350,000	5.000		04/01/2027	362,831
350,000	5.000		04/01/2028	366,628
405,000	5.000		04/01/2029	428,187
350,000	5.000		04/01/2030	372,382
650,000	5.000		04/01/2031	690,272
265,000	5.000		04/01/2032	280,583
570,000	5.000		04/01/2033	601,916
345,000	5.000		04/01/2034	364,113
775,000	5.000		04/01/2035	813,892
375,000	5.000		04/01/2036	390,966
905,000	5.000		04/01/2037	934,570
410,000	4.000		04/01/2039	375,043
265,000	4.000		04/01/2040	239,724
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
8,670,000	6.706		06/01/2046	8,205,643
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)
122,865,000	0.000	(f)	06/01/2047	32,206,701
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)
13,500,000	0.000	(f)	06/01/2047	3,457,474

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
University of Virginia Rector & Visitors General Revenue Pledge Refunding Bonds Series 2015A (Aaa/AAA)
$20,705,000	5.000%	04/01/2045	$ 21,242,131
Virginia College Building Authority Educational Facilities RB for Regent University Project Series 2021 (NR/BBB)
250,000	5.000	06/01/2024	251,092
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB-)
300,000	5.000	06/01/2028	310,965
325,000	5.000	06/01/2029	339,382
300,000	5.000	06/01/2031	316,359
875,000	4.000	06/01/2036	824,580
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (Aa1/AA+)
2,445,000	1.400	12/01/2023	2,423,874
Virginia Housing Development Authority RB Series 2019 E (Aa1/AA+)
5,000,000	3.100	12/01/2045	3,992,947
Virginia Port Authority Commonwealth Port Fund RB Series 2015 (Aa1/AA+)(g)
3,000,000	5.000	07/01/2025	3,074,053
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (WR/A)(g)
2,750,000	5.000	07/01/2025	2,825,860
Virginia Port Authority Port Facilities Revenue Refunding Bonds Series 2015A (NR/NR)(g)
2,000,000	5.000	07/01/2025	2,055,171
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (Baa3/NR)
2,935,000	5.000	12/31/2056	2,952,841
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (AMT) (NR\BBB-)
6,000,000	4.000	01/01/2048	5,291,554
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (NR/NR)
1,875,000	5.000	12/31/2052	1,911,005
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (B/NR)(a)(b)(e)
300,000	5.000	01/01/2048	276,464
Virginia Small Business Financing Authority Tax Exempt Senior Lien Private Activity RB Series 2017 (NR/NR)
5,165,000	5.000	12/31/2049	5,211,352
4,950,000	5.000	12/31/2052	4,989,044

			123,883,919

Washington – 2.0%
City of Seattle Drainage and Wastewater System Improvement and Refunding RB Series 2022 (AA+/Aa1)
2,525,000	4.000	09/01/2036	2,653,725
2,740,000	4.000	09/01/2037	2,821,218

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2015 A (Aaa/AAA)
$5,000,000	5.000%	06/01/2026	$ 5,181,245
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (Aa2/AA)
3,340,000	4.000	01/01/2033	3,463,963
6,715,000	4.000	01/01/2034	6,935,098
11,655,000	4.000	01/01/2043	11,667,985
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (Aa1/AA+)
13,715,000	4.000	05/01/2044	13,510,494
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (Aa1/AA+)
6,555,000	4.000	07/01/2035	6,712,967
Energy Northwest Columbia Generating Station Electric Revenue Refunding Bonds Series 2021-A (Aa2/AA-)
8,830,000	4.000	07/01/2042	8,869,462
Highline School District No. 401, King County, Washington UT GO Bonds, 2023 (Aaa/NR)(h)
2,300,000	5.000	12/01/2039	2,603,596
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (NR/BB)
8,685,000	5.000	04/01/2030	8,687,848
Port of Seattle Intermediate Lien RB Series 2017C (A1/AA-)
4,740,000	5.000	05/01/2042	4,834,830
Port of Seattle Intermediate Lien RB Series 2019 (A1/AA-)
7,000,000	5.000	04/01/2039	7,305,643
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A1/A+)
2,500,000	5.000	04/01/2038	2,616,964
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2021C (A1\A+)
10,700,000	4.000	08/01/2041	10,085,165
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2022B (AMT) (A1/AA-)
3,000,000	5.500	08/01/2047	3,257,648
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C (AMT) (A1/A+)
9,000,000	5.000	08/01/2039	9,560,372
State of Washington GO Bonds Various Purpose Series 2014 D (Aaa/AA+)
14,430,000	5.000	02/01/2026	14,579,633
State of Washington Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2015B (AA+/Aaa)
2,710,000	5.000	07/01/2025	2,758,403
Washington Health Care Facilities Authority RB for Commonspirit Health Series 2019A-1 (Baa1/A-)
3,370,000	4.000	08/01/2044	3,147,772
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
1,200,000	5.000	08/01/2036	1,268,212
1,855,000	5.000	08/01/2037	1,947,921
2,000,000	5.000	08/01/2038	2,092,962

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
$1,665,000	5.000%		08/01/2035	$ 1,771,451
3,820,000	5.000		08/01/2036	4,037,142
Washington Health Care Facilities Authority RB Refunding for Providence St. Joseph Health Obligated Group Series 2021 B (Aa3/AA-)(a)(b)
3,500,000	4.000		10/01/2042	3,511,774
Washington Healthcare Facilities Authority RB Series 2019B-1 (A-/BBB+)(a)(b)
8,500,000	5.000		08/01/2049	8,555,853
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (NR/A)
1,000,000	4.000		05/01/2045	921,789
Washington State Convention Center Public Facilities District RB Series 2018 (Baa1/BBB-)
320,000	5.000		07/01/2029	335,641
6,825,000	5.000		07/01/2048	6,870,696
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)(e)
745,000	5.000		01/01/2034	644,572
1,400,000	5.000		01/01/2039	1,134,363
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (Aaa/AA+)
6,855,000	0.000	(f)	06/01/2028	5,838,851

				170,185,258

West Virginia – 0.5%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (NR/BBB-)
770,000	3.000		03/01/2035	664,358
2,165,000	3.000		03/01/2037	1,730,459
625,000	3.250		03/01/2041	471,244
State of West Virginia GO Bonds Series 2018 B (Aa2/AA-)
8,490,000	5.000		06/01/2035	9,243,238
State of West Virginia GO State Road Bonds Series 2019 A (Aa2/AA-)
250,000	5.000		06/01/2035	278,458
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (B2/B)(a)(b)
1,575,000	5.000		07/01/2045	1,577,896
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/A-)(a)(b)
9,150,000	3.000		06/01/2037	8,718,283
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds Kentucky Power Company - Mitchell Project, Series 2014A (NR/BBB)(a)(b)
3,565,000	4.700		04/01/2036	3,572,696

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Baa1/BBB+)
$770,000	5.000%	01/01/2033	$ 792,406
910,000	5.000	01/01/2034	934,161
1,095,000	5.000	01/01/2035	1,117,815
2,330,000	5.000	01/01/2036	2,358,590
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
2,325,000	5.000	09/01/2029	2,493,974
2,645,000	5.000	09/01/2030	2,803,360
2,100,000	5.000	09/01/2031	2,219,948
1,700,000	5.000	09/01/2032	1,790,719

			40,767,605

Wisconsin – 1.2%
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)(e)
800,000	5.875	06/01/2052	776,690
Public Finance Authority Charter School RB Series 2021A (NR/NR)(e)
165,000	4.250	06/15/2031	146,191
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)(e)
1,060,000	5.375	06/15/2042	1,020,362
Public Finance Authority Education RB Series 2022 (NR\NR)(e)
1,290,000	5.000	01/01/2042	1,163,053
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (Baa3/BBB)
1,000,000	4.300	11/01/2030	988,814
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (NR/BBB)
265,000	5.000	07/01/2035	282,365
310,000	5.000	07/01/2036	327,277
265,000	5.000	07/01/2037	276,695
310,000	5.000	07/01/2038	321,232
310,000	5.000	07/01/2039	320,034
285,000	5.000	07/01/2040	293,110
310,000	5.000	07/01/2041	318,884
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A2/AA)
220,000	4.000	07/01/2026	222,965
220,000	4.000	07/01/2027	224,537
220,000	4.000	07/01/2028	226,409
220,000	4.000	07/01/2029	225,381
265,000	4.000	07/01/2030	271,669
355,000	4.000	07/01/2031	362,375
420,000	4.000	07/01/2032	428,391
175,000	4.000	07/01/2033	177,965
130,000	4.000	07/01/2034	132,097
155,000	4.000	07/01/2035	156,400
220,000	4.000	07/01/2036	220,224
220,000	4.000	07/01/2037	218,733

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A2/AA) – (continued)
$265,000	4.000%	07/01/2038	$ 262,457
265,000	4.000	07/01/2039	259,288
265,000	4.000	07/01/2040	257,125
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba1/NR)(e)
1,760,000	5.000	12/01/2035	1,630,702
1,950,000	5.000	12/01/2045	1,633,402
Public Finance Authority RB for Coral Academy Of Science Las Vegas Series 2021 A (NR/BBB-)
875,000	4.000	07/01/2041	752,882
1,000,000	4.000	07/01/2051	803,857
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)(e)
470,000	4.000	06/15/2030	449,344
815,000	5.000	06/15/2040	781,697
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(e)
1,650,000	4.000	03/01/2030	1,540,591
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(e)
24,345	5.500	12/01/2048	7,547
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(e)
51,733	7.250	12/01/2048	16,037
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)(e)
6,950,000	5.625	06/01/2050	5,659,464
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)(e)
7,575,000	6.500	06/01/2045	6,174,243
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
500,000	5.200	12/01/2037	509,536
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB+)(e)
2,470,000	6.000	07/01/2031	2,151,607
Public Finance Authority RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(e)
1,180,000	4.500	01/01/2035	1,060,893
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
750,000	5.000	01/01/2029	802,207
1,000,000	5.000	01/01/2030	1,081,319
1,400,000	5.000	01/01/2032	1,505,754
950,000	5.000	01/01/2033	1,018,544
900,000	5.000	01/01/2036	949,758
500,000	5.000	01/01/2037	523,066
1,400,000	5.000	01/01/2039	1,444,074
500,000	5.000	01/01/2040	514,008
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(e)
370,000	5.000	06/01/2029	368,861

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(e) – (continued)
$710,000	5.000%		06/01/2039	$ 657,035
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
1,000,000	4.000		01/01/2030	946,752
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(e)
505,000	4.000		09/01/2029	453,378
770,000	5.000		09/01/2039	651,364
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB+)(e)
5,900,000	4.500		07/01/2048	4,517,281
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB)(e)
2,770,000	6.125		10/01/2049	2,427,188
Public Finance Authority RB Refunding for Waste Management, Inc. Project Series 2016 A-2 (AMT) (NR/A-/A-2)
2,000,000	2.875		05/01/2027	1,908,610
Public Finance Authority RB Roseman University of Health Sciences 2020 (NR/BB)(e)
220,000	3.000		04/01/2025	212,997
500,000	5.000		04/01/2030	513,482
Public Finance Authority RB Roseman University of Health Sciences 2020 (NR/NR)(e)
5,000	3.000		04/01/2025	4,977
Public Finance Authority Retirement Communities RB for Acts Retirement-Life Communities Obligated Group Series 2020A (NR/NR)
3,205,000	5.000		11/15/2041	3,096,454
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
425,000	5.000		11/15/2044	398,967
570,000	5.000		11/15/2049	523,864
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (NR/BBB+)
6,000,000	5.250		07/01/2028	6,003,727
Public Finance Authority Senior Living Revenue Refunding Bonds for Fellowship Senior Living Project Series 2019A (NR/NR)
8,955,000	4.000		01/01/2052	6,802,214
Public Finance Authority Student Housing RB Series 2021A-1 (NR/NR)(e)
630,000	4.000		07/01/2041	531,227
2,725,000	4.000		07/01/2051	2,099,661
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (Baa3/NR)
9,170,000	0.000	(f)	12/15/2027	7,171,772
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (NR/BBB)
350,000	4.000		03/15/2030	343,511
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,185,000	3.000		02/01/2042	899,519

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR) – (continued)
$390,000	4.000%	02/01/2045	$ 349,236
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
520,000	3.000	12/01/2031	437,807
775,000	4.000	12/01/2041	595,730
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2021B (NR/BBB-)
475,000	4.000	09/15/2036	416,064
460,000	4.000	09/15/2041	375,743
425,000	4.000	09/15/2045	331,487
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2022 (NR/BBB-)
700,000	4.000	09/15/2036	613,147
680,000	4.000	09/15/2041	555,445
575,000	4.000	09/15/2045	448,483
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3\AA)(b)(d)
(SIFMA Municipal Swap Index Yield + 0.18%)
2,775,000	3.410	08/15/2054	2,691,332
Wisconsin Housing & Economic Development Authority Home Ownership RB 2021 Series D (GNMA/FHLMC/FNMA COLL) (AA/NR)(b)(d)
(SIFMA Municipal Swap Index Yield + 0.15%)
5,500,000	3.380	03/01/2042	5,467,437
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022A (NR/(P)BBB-)
3,800,000	5.000	02/01/2042	3,866,825
Wisconsin State Health & Educational Facilities Authority RB for Saint John’s Communities, Inc. Project Series 2018 A (NR/NR)(g)
250,000	4.000	09/15/2023	250,286
365,000	4.000	09/15/2023	365,418

			98,188,536

Wyoming – 0.2%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
18,675,000	3.625	07/15/2039	16,459,527

TOTAL MUNICIPAL BONDS (Cost $8,482,346,885)			$8,176,468,819

Corporate Bonds – 0.5%
Healthcare - Services – 0.1%
Prime Healthcare Foundation Inc Series (NR/NR)
$4,975,000	7.000%	12/01/27	$ 4,929,911
Toledo Hospital RB Series 2022 B (Ba2/BB)
1,895,000	5.325	11/15/28	1,534,950
Tower Health Series (BB-/NR)
6,130,000	4.451	02/01/50	2,773,825

			9,238,686

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Real Estate – 0.4%
Benloch Ranch Improvement Association No. 1 Series 2020 (NR/NR)(j)
$2,933,777	9.750%	12/01/39	$ 2,851,749
Benloch Ranch Improvement Association No. 1 Series 2021 (NR/NR)(e)(j)
1,702,346	9.750	12/01/39	1,654,748
Benloch Ranch Improvement Association No. 2 (NR/NR)(e)(j)
14,700,000	10.000	12/01/51	13,393,758
Brixton Park Improvement Association No. 1 Series (NR/NR)(e)(j)
16,042,697	6.875	12/01/51	13,790,624

			31,690,879

TOTAL CORPORATE BONDS (Cost $45,666,729)			$ 40,929,565

TOTAL INVESTMENTS – 98.6% (Cost $8,528,013,614)			$8,217,398,384

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			118,568,786

NET ASSETS – 100.0%			$8,335,967,170

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2023. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on June 30, 2023.

(c)	Zero coupon bond until next reset date.

(d)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(h)	When-issued security.

(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	— Asset-Backed Security
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BAM	— Build America Mutual Assurance Co.
BHAC	— Berkshire Hathaway Assurance Corp.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
CFD	— Community Facilities District
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GARB	— General Airport Revenue Bond
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
HUD SECT 8	— Hud Section 8
IDA	— Industrial Development Agency
LIBOR	— London Interbank Offered Rates
LP	— Limited Partnership
LT	— Limited Tax
MTA	— Metropolitan Transportation Authority
MUN GOVT GTD	— Municipal Government Guaranteed NATL
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FED	— School Board Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— Securities Industry and Financial Markets Association
SONYMA	— State of New York Mortgage Agency
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
TCRS	— Transferable Custody Receipts
UT	— Unlimited Tax
UPMC	— University of Pittsburgh Medical Center
WR	— Withdrawn Rating

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Ultra Bond	(1,803)	09/20/23	$(246,334,875)	$(3,491,638)

Total Futures Contracts				$(3,491,638)

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – 97.0%
Alabama – 2.1%
Black Belt Energy Gas District Gas Prepay RB 2019 Series A (NR/NR)(a)(b)
$1,275,000	4.000%		12/01/2049	$ 1,267,555
Black Belt Energy Gas District Gas Project RB Series 2022C-1 (NR/NR)(a)(b)
5,000,000	5.250		02/01/2053	5,234,093
Black Belt Energy Gas District Gas Supply RB Series 2021A (NR/NR)(a)(b)
9,000,000	4.000		06/01/2051	8,891,459
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 A (NR/NR)(c)(d)
5,720,000	6.000		07/01/2025	6,018,128
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 B (NR/NR)(c)(d)
2,880,000	8.000		07/01/2025	2,973,455
Energy Southeast Cooperative District Energy Supply RB Series 2023A-1 (NR/NR)(a)(b)
17,500,000	5.500		11/01/2053	18,766,701
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B1/BB-)
22,850,000	5.750		10/01/2049	23,351,580
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (A2/AA)
5,750,000	0.000	(e)	10/01/2038	5,973,200
6,000,000	0.000	(e)	10/01/2042	6,229,059
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
8,300,000	6.000		10/01/2042	8,742,458
19,850,000	7.000		10/01/2051	20,951,362
69,020,000	6.500		10/01/2053	72,762,078
Midcity Improvement District Special Assessment RB Series 2022 (NR\NR)
1,085,000	4.500		11/01/2042	892,798
1,000,000	4.750		11/01/2049	808,512
Sumter County IDA Exempt Facilities RB for Enviva Project Series 2022 (NR/B+)(a)(b)
12,400,000	6.000		07/15/2052	8,385,336
The Black Belt Energy Gas District Gas Supply RB Series 2023B (NR/NR)
2,150,000	5.000		12/01/2029	2,275,902
The Black Belt Energy Gas District Gas Supply RB, Series 2023B (NR/NR)(a)(b)
5,900,000	5.250		12/01/2053	6,301,511

				199,825,187

Alaska – 0.1%
Municipality of Anchorage 2020 Port RB Series A (NR/A)
7,765,000	5.000		12/01/2050	7,853,703
Northern Tobacco Securitization Corp. Tobacco Settlement Asset Back Bonds Series 2021 (NR/NR)
19,470,000	0.000	(f)	06/01/2066	2,460,144

				10,313,847

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
American Samoa – 0.0%
American Samoa Economic Development Authority General RB Series 2021A (Ba3/NR)(d)
$1,375,000	5.000%	09/01/2038	$ 1,339,812
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)(d)
1,800,000	3.720	09/01/2027	1,613,690

			2,953,502

Arizona – 1.6%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(g)
(3M USD LIBOR + 0.81%)
44,820,000	4.517	01/01/2037	42,015,308
Arizona IDA Education RB for Academies of Math & Science Projects Series 2023 (NR/BB+)(d)
900,000	5.375	07/01/2053	852,019
1,000,000	5.500	07/01/2058	955,264
Arizona IDA Education RB for Benjamin Franklin Charter School Projects Series 2023A (Ba1/NR)(d)
1,000,000	5.250	07/01/2053	934,321
1,000,000	5.500	07/01/2058	948,119
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/NR)(d)
17,000,000	6.500	11/01/2053	16,367,687
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
665,000	4.000	07/01/2047	598,983
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,500,000	4.000	11/01/2049	1,316,249
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
1,000,000	5.000	01/01/2043	642,319
5,250,000	4.500	01/01/2049	2,904,541
3,300,000	5.000	01/01/2054	1,944,071
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/CCC+)
275,000	5.000	01/01/2037	167,187
200,000	5.000	01/01/2038	119,028
650,000	5.000	01/01/2043	356,168
3,450,000	5.000	01/01/2049	1,810,343
1,100,000	5.125	01/01/2054	557,195
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (Baa3/NR)*
1,000,000	5.000	05/01/2038	600,000
2,780,000	5.000	05/01/2043	1,668,000
3,450,000	5.000	05/01/2048	2,070,000
2,000,000	5.000	05/01/2051	1,200,000
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)(d)
925,000	4.000	12/15/2041	745,118

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)(d) – (continued)
$2,115,000	4.000%	12/15/2051	$ 1,545,687
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Ba1/NR)(d)
470,000	4.000	07/15/2051	350,369
445,000	4.000	07/15/2056	322,185
Arizona Industrial Development Authority RB Refunding for Pinecrest Academy of Nevada Series 2020 A-1 (NR/BB+)(d)
10,845,000	5.000	07/15/2053	9,492,815
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A1/A)
1,625,000	3.000	07/01/2049	1,222,857
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A1/A)
2,710,000	3.250	07/01/2049	2,083,547
County of Maricopa IDA Education RB Series 2021A (BB+/NR)(d)
1,150,000	4.000	07/01/2051	863,848
1,250,000	4.000	07/01/2056	916,560
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (BB+/NR)(d)
3,400,000	3.500	07/01/2044	2,497,401
County of Maricopa IDA Exempt Facilities RB for Commercial Metals Company Project Series 2022 (Ba2\BB+)(d)
8,225,000	4.000	10/15/2047	7,044,467
County of Pima IDA Senior Living RB for La Posada at Pusch Ridge Project Series 2022A (NR/NR)(d)
4,500,000	6.875	11/15/2052	4,534,954
2,750,000	7.000	11/15/2057	2,770,291
Equitable School Revolving Fund National Charter School Revolving Loan Fund RB (A/NR)
4,325,000	4.000	11/01/2051	3,749,211
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
625,000	3.500	07/01/2029	570,548
595,000	4.100	07/01/2034	543,066
1,848,000	4.750	07/01/2043	1,626,873
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
7,430,000	5.000	05/15/2056	6,340,472
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)*(d)
3,100,000	6.000	08/01/2028	1,395,000
16,130,000	6.250	08/01/2040	7,258,500
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB)
580,000	4.000	02/15/2051	459,849
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)(d)
700,000	5.000	07/01/2050	650,344
1,340,000	5.000	07/01/2054	1,232,798
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(d)
1,885,000	5.250	10/01/2040	1,851,298

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(d) – (continued)
$1,885,000	5.500%		10/01/2051	$ 1,860,870
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
1,500,000	5.000		07/01/2049	1,524,298
1,650,000	5.000		07/01/2054	1,670,420
Maricopa County Pollution Control Corp Pollution Control Revenue Refunding Bonds Series A (A-/BBB+)
4,700,000	2.400		06/01/2035	3,701,006
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(d)
250,000	5.500		05/01/2040	239,916
950,000	5.750		05/01/2050	908,687
Tempe Industrial Development Authority RB for Tempe Life Care Village Obligated Group Series 2019 (NR/NR)
1,520,000	5.000		12/01/2050	1,260,135
1,900,000	5.000		12/01/2054	1,546,091
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (Baa3/NR)
850,000	5.000		07/01/2037	862,728
1,000,000	5.000		07/01/2042	1,005,690
The Industrial Development Authority of The County Of Maricopa Educational Facilities Valley Christian Schools Project RB Series 2023A (NR/NR)(d)
1,700,000	6.250		07/01/2053	1,707,592
1,800,000	6.375		07/01/2058	1,808,022

				156,190,315

Arkansas – 0.2%
Arkansas Development Finance Authority Environmental Improvement RB Series 2022 (AMT) (NR/BB-)
12,675,000	5.450		09/01/2052	12,674,004
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
5,370,000	3.200		12/01/2049	3,884,610
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
1,300,000	4.250		07/01/2041	1,159,030
775,000	3.500		07/01/2046	516,918
500,000	4.000		07/01/2052	387,360
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
5,090,000	3.500		07/01/2038	5,045,898

				23,667,820

California – 9.8%
ABC Unified School District GO Bonds Series 2001 C (NATL) (Aa2/AA-)
1,600,000	0.000	(f)	08/01/2026	1,449,063
Alameda Corridor Transportation Authority Convertible Capital Appreciation Bonds Series 2022A (A3/A-)
1,850,000	0.000	(e)	10/01/2047	940,576
1,850,000	0.000	(e)	10/01/2048	937,755

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Alameda Corridor Transportation Authority Convertible Capital Appreciation Bonds Series 2022A (A3/A-) – (continued)
$2,300,000	0.000	%(e)	10/01/2049	$ 1,162,948
1,375,000	0.000	(e)	10/01/2050	692,776
Alameda Corridor Transportation Authority Convertible Capital Appreciation Bonds Series 2022A (AGM) (A3/A-)(e)
3,225,000	0.000		10/01/2051	1,630,012
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)
4,995,000	0.000	(f)	08/01/2037	2,887,912
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (A2/AA)
1,850,000	0.000	(f)	08/01/2036	1,050,653
Bay Area Toll Authority RB Refunding for San Francisco Bay Area Series 2019 S-8 (A1/AA-)
5,000,000	3.000		04/01/2054	3,763,234
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (A2/AA)
1,055,000	0.000	(f)	08/01/2025	983,934
California Community Choice Financing Authority Clean Energy Project RB Series 2023B (NR/NR)(a)(b)
26,175,000	5.000		07/01/2053	27,501,046
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (NR/BB)
2,755,000	5.250		05/01/2048	2,790,472
2,850,000	5.250		05/01/2053	2,876,341
California Community College Financing Authority Student Housing RB for Napa Valley College Project Series 2022A (NR/NR)(d)
5,775,000	5.750		07/01/2060	5,652,355
California Community Housing Agency Aster Apartments RB Series 2021 A-1 (NR/NR)(d)
2,875,000	4.000		02/01/2056	2,382,968
California Community Housing Agency Essential Housing Junior RB Series 2021A-2 (NR/NR)(d)
2,300,000	4.000		08/01/2050	1,683,085
California Community Housing Agency Essential Housing RB Series 2021A-1 (NR/NR)(d)
1,825,000	3.000		02/01/2057	1,161,558
California Community Housing Agency RB Series 2021A-1 Senior Bonds (NR/NR)(d)
6,450,000	4.000		02/01/2056	5,346,137
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-2 (NR/NR)
12,620,000	0.000	(f)	06/01/2055	2,744,073
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
1,350,000	5.000		06/01/2050	1,354,080
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB-)
560,000	5.000		06/01/2049	571,012
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)
7,375,000	0.000	(f)	06/01/2055	1,603,608

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding Series 2020 A (NR/BBB+)
$875,000	4.000%		06/01/2049	$ 808,445
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB-)
330,000	5.000		06/01/2049	335,435
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)
127,560,000	0.000	(f)	06/01/2055	21,627,977
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)
145,220,000	0.000	(f)	06/01/2055	16,989,143
California Enterprise Development Authority RB Refunding for Rocklin Academy Obligated Group Series 2021 A (NR/BB+)(d)
595,000	4.000		06/01/2061	439,322
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (A1/AA)
1,500,000	5.000		02/01/2042	1,552,084
California Health Facilities Financing Authority RB Refunding for CommonSpirit Health Obligated Group Series 2020 A (Baa1/A-)
5,705,000	4.000		04/01/2049	5,275,276
California Health Facilities Financing Authority Refunding RB Lucile Salter Packard Children’S Hospital At Stanford 2022 Series A Forward Delivery (A1/A+)
2,525,000	4.000		05/15/2051	2,421,938
California Infrastructure & Economic Development Bank Brightline West Passenger Rail Project Series RB Series 2020A-1 (NR/NR)(d)
900,000	5.000		01/01/2055	701,265
California Infrastructure & Economic Development Bank for Brightline West Passenger Rail Project Series RB Series 2020A-2 (NR/NR)(a)(b)(d)
13,675,000	7.750		01/01/2050	13,636,282
California Infrastructure & Economic Development Bank RB for Clean Water & Drinking Water State Fund Series 2023 (Aaa/AAA)
14,620,000	4.000		10/01/2041	14,932,156
California Municipal Finance Authority Charter School Leave Revenue Refunding Bonds Series 2022 (BB+/NR)
750,000	5.000		07/01/2052	681,860
3,725,000	5.000		07/01/2062	3,276,797
California Municipal Finance Authority Community Facilities District Special Tax Bonds for City of Chula Vista Series 2022 (NR/NR)
2,750,000	5.000		09/01/2052	2,734,680
5,250,000	5.000		09/01/2057	5,207,175
California Municipal Finance Authority RB for CHF-Riverside II LLC UCR North District Phase 1 Student Housing Project Series 2019 (Baa3/NR)
1,500,000	5.000		05/15/2049	1,524,409
1,000,000	5.000		05/15/2052	1,014,077
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A3/A-)
5,600,000	5.000		02/01/2042	5,738,155
13,875,000	5.000		02/01/2047	14,172,735

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB for P3 Claremont Holdings LLC Series 2020 A (NR/NR)(d)
$1,135,000	5.000%	07/01/2052	$ 1,018,506
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
1,510,000	4.000	07/01/2051	1,230,742
1,035,000	4.000	07/01/2055	826,079
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
250,000	5.000	10/01/2034	261,396
250,000	5.000	10/01/2036	258,363
300,000	5.000	10/01/2037	308,429
300,000	5.000	10/01/2038	307,668
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(d)
1,090,000	5.000	10/01/2049	988,052
1,740,000	5.000	10/01/2054	1,551,513
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
7,395,000	5.000	12/31/2043	7,512,157
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (B+/NR)
7,300,000	4.000	07/15/2029	7,216,925
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)*(d)
5,765,000	6.750	12/01/2028	3,459,000
45,930,000	7.500	12/01/2040	27,557,596
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2012 (NR/NR)(d)
1,325,000	5.000	07/01/2037	1,325,945
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (NR/NR)(d)
2,355,000	5.000	07/01/2036	2,477,938
1,980,000	5.000	07/01/2037	2,075,183
1,500,000	5.000	07/01/2038	1,564,710
1,200,000	5.000	11/21/2045	1,225,550
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)(d)
16,800,000	5.000	11/21/2045	17,016,935
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(d)
1,540,000	5.000	06/15/2050	1,410,207
1,030,000	5.000	06/15/2055	931,455
California Public Finance Authority Senior Living Revenue Refunding Bonds for Enso Village Project Series 2021B1 (NR/NR)(d)
900,000	3.125	05/15/2029	845,694
California School Finance Authority Charter School Revenue Bonds forOrange County Educational Arts Academy Project Series 2023A (NR/NR)(d)
700,000	5.875	06/01/2053	700,349

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (BB-/NR)(d)
$4,605,000	6.375%	04/01/2062	$ 4,610,660
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (BBB-/NR)(d)
2,055,000	5.000	10/01/2052	2,037,299
3,250,000	5.000	10/01/2061	3,168,653
California School Finance Authority Charter School RB for Classical Academies Vista Project Serires 2021 (NR/BBB-)(d)
1,450,000	4.000	10/01/2046	1,225,619
California School Finance Authority Charter School RB for Hawking Steam Charter School Project Series 2022 (NR/BB+)(d)
1,055,000	5.250	07/01/2052	1,003,801
745,000	5.375	07/01/2056	715,578
1,525,000	5.500	07/01/2062	1,479,778
California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)(d)
1,800,000	6.500	06/01/2062	1,834,233
California School Finance Authority Charter School RB for Orange County Educational Arts Academy Project Series 2023A (NR/NR)(d)
560,000	5.625	06/01/2043	560,285
California School Finance Authority Charter School RB for River Springs Charter School Series 2022A (NR/BB)(d)
2,905,000	5.000	07/01/2052	2,565,894
4,190,000	5.000	07/01/2061	3,604,220
California School Finance Authority Charter School RB for Valley International Prepatory High School Project Series 2022A (NR\NR)(d)
1,230,000	5.250	03/01/2062	956,449
California School Finance Authority Charter School Refunding RB Partnerships To Uplift Communities Project Series 2023 (NR/BB+)(d)
500,000	5.250	08/01/2038	501,143
550,000	5.500	08/01/2043	556,335
400,000	5.500	08/01/2047	400,288
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)(d)
3,300,000	5.000	10/01/2050	3,292,898
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)(d)
2,770,000	5.000	07/01/2058	2,567,994
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (ST INTERCEPT) (NR/NR)(d)
600,000	5.000	06/01/2051	543,187
1,220,000	5.000	06/01/2061	1,065,912
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)(d)
1,340,000	5.000	07/01/2045	1,242,233
1,240,000	5.000	07/01/2055	1,106,284
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)(d)
600,000	4.000	06/01/2041	498,277

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)(d) – (continued)
$700,000	4.000%	06/01/2051	$ 533,106
1,220,000	4.000	06/01/2061	883,233
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 A (NR/BB+)(d)
2,420,000	5.000	07/01/2059	2,333,975
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 B (NR/BB+)(d)
975,000	4.000	07/01/2045	824,835
California School Finance Authority School Facility Refunding RB for Value Schools Series 2023A (NR/BBB-)(d)
700,000	5.250	07/01/2048	706,488
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/BB-)(d)
4,600,000	5.000	12/01/2041	4,526,864
10,030,000	5.250	12/01/2056	9,692,632
California Statewide Communities Development Authority CFD No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023 (NR/NR)
1,000,000	5.000	09/01/2053	956,471
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
730,000	5.000	09/01/2030	749,366
785,000	5.000	09/01/2037	798,316
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(d)
2,880,000	7.250	09/01/2050	2,788,803
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
3,245,000	4.000	09/01/2051	2,766,000
California Statewide Communities Development Authority Community Facilities District Special Tax Bonds Series 2022 (NR/NR)
4,500,000	5.000	09/01/2052	4,481,752
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
1,495,000	5.000	09/02/2038	1,545,230
575,000	5.000	09/02/2043	587,266
1,785,000	5.000	09/02/2048	1,811,849
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
1,345,000	5.000	09/02/2039	1,398,619
895,000	5.000	09/02/2044	918,934
945,000	5.000	09/02/2048	963,636
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 B (NR/NR)
950,000	5.000	09/02/2039	966,744
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(d)
375,000	5.000	06/01/2034	370,333
475,000	5.000	06/01/2039	461,280

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(d) – (continued)
$1,340,000	5.000%	06/01/2051	$ 1,239,522
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/2043	1,878,808
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (NR/BB-)(d)
10,095,000	5.500	12/01/2058	10,016,645
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2014A (NR/BB)
14,750,000	5.250	12/01/2044	14,605,400
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/BB)(d)
2,080,000	5.000	12/01/2046	2,016,011
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/BBB+)
3,000,000	4.000	08/01/2045	2,648,636
California Statewide Communities Development Authority RB for Marin General Hospital Series 2018A (NR/BBB)
675,000	5.000	08/01/2037	696,089
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)(d)
2,350,000	5.250	07/01/2039	2,288,027
3,125,000	5.250	07/01/2049	2,879,989
1,900,000	5.250	07/01/2052	1,731,952
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)(d)
935,000	5.000	11/01/2032	958,285
1,875,000	5.000	11/01/2041	1,861,533
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (NR/A-)
1,200,000	5.000	04/01/2047	1,218,127
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB-)
14,990,000	5.500	12/01/2054	14,966,987
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,230,000	4.000	09/02/2050	1,057,502
945,000	5.000	09/02/2050	956,615
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
2,135,000	5.000	09/02/2038	2,206,734
2,500,000	5.000	09/02/2048	2,536,458
California Statewide Communities Development Authority Special Assessment Series 2021 A (NR/NR)
1,990,000	4.000	09/02/2051	1,583,899
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
1,525,000	5.250	09/01/2052	1,527,502

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
$3,750,000	5.000%		05/15/2042	$ 3,815,571
7,825,000	5.000		05/15/2047	7,917,577
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)
36,600,000	0.000	(f)	06/01/2046	5,669,373
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL) (Baa2/NR)
7,000,000	0.000	(f)	09/01/2033	4,675,843
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
190,000	3.000		09/01/2037	155,945
195,000	3.000		09/01/2038	156,303
205,000	3.000		09/01/2039	161,834
210,000	3.000		09/01/2040	161,519
715,000	3.125		09/01/2044	538,980
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
925,000	4.000		09/01/2051	783,399
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(d)
1,500,000	4.000		09/01/2051	1,219,901
City of Alameda Community Facilities District 2023 Special Tax Bonds (NR/NR)
1,050,000	5.000		09/01/2053	999,742
City of Beaumont Community Facilities District No. 2016-3 Special Tax Bonds for Sundance Series 2023 (NR/NR)
900,000	5.000		09/01/2053	901,365
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
515,000	4.000		09/01/2040	470,721
1,500,000	4.000		09/01/2045	1,316,511
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
2,700,000	5.375		09/01/2052	2,774,222
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(d)
2,850,000	5.000		09/01/2050	2,890,192
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000		09/01/2045	3,024,684
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series F (Aa3/AA-)
4,500,000	4.000		05/15/2049	4,299,457
City of Los Angeles Department of Airports International Airport Subordinate RB 2023 Series A (Aa3/AA-)
450,000	4.125		05/15/2043	444,255
2,740,000	5.250		05/15/2048	2,954,774
City of Oroville RB for Oroville Hospital Series 2019 (NR/B+)
1,900,000	5.250		04/01/2034	1,664,560
3,565,000	5.250		04/01/2039	2,994,263

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
$530,000	3.000%	09/01/2031	$ 487,662
450,000	4.000	09/01/2041	409,523
550,000	4.000	09/01/2051	470,231
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,700,000	4.000	09/02/2037	1,598,578
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (NR/A-)
540,000	5.000	09/02/2030	541,810
City of Rancho Cordova Sunridge Anatolia Community Facilities District Special Tax Bonds Series 2016 (NR/NR)
500,000	4.000	09/01/2029	502,050
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
500,000	5.000	09/01/2044	511,477
700,000	5.000	09/01/2049	711,947
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
325,000	4.000	09/01/2035	319,736
375,000	4.000	09/01/2040	347,758
425,000	4.000	09/01/2045	376,693
950,000	4.000	09/01/2050	821,807
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
475,000	4.000	09/01/2045	422,789
City of Sacramento Greenbriar Community Facilities District No. 2018-03 Special Tax Bonds for Improvement Area No. 1 Series 2021 (NR/NR)
1,125,000	4.000	09/01/2046	990,063
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(d)
280,000	5.000	09/01/2032	292,177
700,000	5.000	09/01/2037	722,829
1,745,000	5.000	09/01/2047	1,770,102
City of San Francisco Airport Commission International Airport RB Series 2019E (A1/A+)
3,405,000	5.000	05/01/2050	3,508,008
City of San Francisco Airport Commission International Airport RB Series 2022A (A1/NR)
2,525,000	5.000	05/01/2052	2,644,748
City of San Francisco Airport Commission International Airport Revenue Refunding Bonds Series 2023A (A1/NR)
12,400,000	5.000	05/01/2038	13,444,270
City of San Francisco Improvement Area Community Facilities District Special Tax Bonds Series 2021 (NR/NR)
925,000	4.000	09/01/2046	807,066
CMFA Special Finance Agency Essential Housing RB Seres 2021A-1 (NR/NR)(d)
4,465,000	3.000	12/01/2056	2,957,616

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
CMFA Special Finance Agency VIII Essential Housing RB 2021A-1 (NR/NR)(d)
$5,500,000	3.000%		08/01/2056	$ 3,611,731
Community Facilities District No. 2016-1 Of The Root Creek Water District Improvement Area No. 2 Special Tax Bonds Series 2023 (NR/NR)
1,600,000	5.000		09/01/2053	1,592,497
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
1,225,000	5.000		09/01/2044	1,249,054
200,000	4.000		09/01/2045	177,766
1,420,000	5.000		09/01/2049	1,440,090
County of Los Angeles Community Facilities District Special Tax Bonds Series 2022 (NR/NR)
2,775,000	5.000		09/01/2052	2,767,962
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
695,000	3.000		09/01/2050	482,445
CSCDA Community Improvement Authority Essential Housing RB Series 2021A-2 (NR/NR)(d)
11,225,000	3.000		12/01/2056	7,435,439
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-1 (NR\NR)(d)
6,725,000	3.600		05/01/2047	5,272,269
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-2 (NR/NR)(d)
900,000	3.250		04/01/2057	626,537
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL) (Baa2/A-)
1,305,000	0.000	(f)	08/01/2027	1,129,015
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
2,285,000	5.000		09/01/2037	2,353,361
6,680,000	5.000		09/01/2047	6,771,052
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
455,000	3.125		09/01/2044	339,607
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (A/Baa2)
2,500,000	4.000		01/15/2046	2,417,322
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL) (Baa2/NR)
5,400,000	0.000	(f)	08/01/2032	3,865,780
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (AGC) (WR/AA)
4,180,000	0.000	(f)	04/01/2029	3,448,005
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL) (Aa2/AA-)
3,460,000	0.000	(f)	10/01/2032	2,490,582
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (A2/AA)
12,000,000	0.000	(f)	01/15/2035	7,820,334

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (Baa2/A-)
$22,010,000	3.950%		01/15/2053	$ 20,519,355
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB-/NR)
19,860,000	3.850		06/01/2050	17,992,540
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Bonds Series 2022A-1 (NR/BBB+)
5,375,000	5.000		06/01/2051	5,599,226
Golden State Tobacco Securitization Settlement Corp ABS Bond Series 2021B-2 (NR/NR)
25,740,000	0.000	(f)	06/01/2066	2,797,547
Golden Valley Unified School District Financing Authority RB for Golden Valley Unified School District Community Facilities District No. 2017-1 Series 2021 A (NR/NR)
250,000	4.000		09/01/2046	215,951
750,000	4.000		09/01/2056	615,567
Improvement Area B of The City Of Fillmore Community Facilities District No. 5, Heritage Valley Parks Special Tax Bonds Series 2023 (NR/NR)
3,500,000	5.000		09/01/2053	3,499,768
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)
100,945,000	0.000	(f)	06/01/2036	43,533,248
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (NR/CCC)
51,235,000	0.000	(f)	06/01/2047	10,480,504
Inland Empire Tobacco Securitization Authority RB Turbo Asset- Backed Bonds for Capital Appreciation Series 2007 D (NR/CCC)
290,580,000	0.000	(f)	06/01/2057	22,133,566
Irvine Community Facilities District No. 2013-3 Special Tax Series 2018 (AGM) (NR/AA)
1,150,000	5.000		09/01/2051	1,210,276
Irvine Unified School District Community Facilities District Special Tax Bonds Series 2017 D (NR/NR)
6,490,000	5.000		03/01/2057	6,528,264
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000		09/01/2043	2,756,584
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (NR/A-)
145,000	6.625		08/01/2024	145,297
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,700,000	3.000		08/01/2046	2,923,241
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (Aa2/AA-)
49,925,000	0.000	(f)	08/01/2050	14,628,819
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa3/NR)
3,760,000	0.000	(f)	08/01/2035	2,359,865
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
11,000,000	6.500		11/01/2039	13,215,438
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
3,000,000	6.500		11/01/2039	3,604,210

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
$8,855,000	6.125%		11/01/2029	$ 9,501,688
24,615,000	6.500		11/01/2039	29,572,547
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
7,000,000	5.500		08/01/2030	7,392,836
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (AGC) (Aa3/AA)
860,000	0.000	(f)	08/01/2025	800,437
1,105,000	0.000	(f)	08/01/2026	995,030
5,550,000	0.000	(f)	08/01/2030	4,346,273
7,855,000	0.000	(f)	08/01/2032	5,653,413
7,000,000	0.000	(f)	08/01/2034	4,632,476
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
2,925,000	5.250		08/15/2045	2,967,876
Orange County California Community Facilities District No. 2017-1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000		08/15/2027	263,625
200,000	5.000		08/15/2028	213,984
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A2/AA)
10,750,000	7.000		08/01/2038	12,331,861
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL) (Aa2/AA)
1,840,000	0.000	(f)	08/01/2025	1,713,610
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (Aa2/AA-)
1,300,000	0.000	(f)	08/01/2040	634,354
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
650,000	4.000		09/01/2031	650,453
900,000	3.000		09/01/2032	831,408
820,000	3.000		09/01/2033	751,214
750,000	3.000		09/01/2034	680,836
Rancho Cordova Community Facilities District No. 2018-1 Special Tax for Grantline 208 Series 2019 (NR/NR)
400,000	5.000		09/01/2049	406,399
Rialto Unified School District County of San Bernardino, California GO Bonds, Election of 2022, Series 2023 (Aa3/AA)(h)
4,000,000	4.000		08/01/2052	3,901,280
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (Aa3/AA)
6,200,000	0.000	(f)	08/01/2036	3,481,876
River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
2,775,000	5.250		09/01/2047	2,706,567
3,875,000	5.000		09/01/2052	3,623,512
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (NR/A)
2,220,000	0.000	(f)	10/01/2033	1,502,756
2,220,000	0.000	(f)	10/01/2035	1,367,549

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (NR/A) – (continued)
$1,840,000	0.000	%(f)	10/01/2037	$ 1,006,204
5,100,000	0.000	(f)	10/01/2038	2,629,082
8,425,000	0.000	(f)	10/01/2039	4,110,929
13,395,000	0.000	(f)	10/01/2040	6,156,295
7,275,000	0.000	(f)	10/01/2041	3,167,420
6,360,000	0.000	(f)	10/01/2042	2,628,242
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000		09/01/2029	813,074
1,865,000	5.000		09/01/2033	1,951,395
2,250,000	5.000		09/01/2035	2,338,670
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
1,000,000	5.000		09/01/2049	1,016,533
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL) (A1/A+)
1,420,000	0.000	(f)	08/01/2025	1,318,695
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (A2/NR)
4,620,000	5.000		07/01/2046	4,824,289
5,000,000	5.000		07/01/2056	5,169,593
San Diego Unified School District 2010 GO Bonds (Aa2/AA-)
900,000	0.000	(f)	07/01/2043	385,250
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-)
10,000,000	0.000	(f)	07/01/2030	8,009,837
3,305,000	0.000	(f)	07/01/2031	2,549,181
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (Ba1/NR)
1,370,000	4.000		08/01/2032	1,226,459
1,560,000	4.000		08/01/2033	1,369,825
1,680,000	4.000		08/01/2034	1,453,577
1,810,000	4.000		08/01/2035	1,532,690
1,945,000	4.000		08/01/2036	1,610,252
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL) (Aa2/A+)
1,595,000	0.000	(f)	08/01/2025	1,484,532
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (NR/AA)
2,000,000	5.000		07/01/2042	2,004,742
Silicon Valley Tobacco Securitization Authority Tobacco Settlement ABS Series 2007D (NR/NR)
27,250,000	0.000	(f)	06/01/2056	2,326,937
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Asset Backed RB Series 2007 C (NR/NR)
91,400,000	0.000	(f)	06/01/2056	8,581,509
State of California Various Purpose GO Bonds (Aa2/AA-)
3,750,000	4.000		10/01/2050	3,767,338
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250		09/01/2042	4,003,880

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
$4,650,000	4.000%		09/01/2050	$ 4,060,394
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (NR/BBB-)
2,990,000	5.000		06/01/2048	3,044,866
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)
9,510,000	0.000	(f)	06/01/2054	1,765,011
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
1,050,000	5.000		10/01/2045	1,078,820
215,000	2.400		10/01/2049	206,639
1,105,000	5.000		10/01/2049	1,127,940
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000		09/01/2040	757,926
1,000,000	5.000		09/01/2045	1,007,412
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
1,400,000	5.000		09/01/2047	1,413,570
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (Aa2/AA)
8,360,000	0.000	(f)	08/01/2034	5,635,707
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (Aa2/AA-)(e)
19,135,000	0.000		08/01/2042	15,076,176

				940,017,470

Colorado – 5.7%
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,575,000	4.700		12/01/2047	1,291,658
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
603,000	5.000		12/01/2037	574,614
613,000	5.125		12/01/2047	553,388
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
4,000,000	7.750		12/15/2050	3,698,079
Banning Lewis Ranch Metropolitan District No. 8 GO Bonds Series 2021 (NR/NR)(d)
4,000,000	4.875		12/01/2051	3,120,835
Banning Lewis Ranch Regional Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
4,690,000	5.750		12/01/2051	4,115,494
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
3,250,000	5.500		12/01/2050	2,910,329
Belford North Metropolitan District GO Bonds Series 2020 B (NR/NR)
6,000,000	8.500		12/15/2050	5,616,556

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(d)(e)
$1,930,000	0.000%	12/01/2049	$ 1,645,863
Bent Grass Metropolitan District Refunding GO Bonds Series 2020 (NR/NR)(d)
1,185,000	5.250	12/01/2049	1,106,474
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Subordinate Series 2017 B (NR/NR)
670,000	7.000	12/15/2047	619,969
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
3,835,000	5.000	12/01/2050	3,303,727
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(d)
1,300,000	5.000	12/01/2049	1,200,764
Bromley Park Metropolitan District No. 2 GO Bonds Subordinate Series 2018 B (NR/NR)
1,000,000	6.375	12/15/2047	978,741
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
2,250,000	5.375	12/01/2048	2,126,818
Canyon Pines Metropolitan District Special Improvement District No. 1 Special Assessment Bond Series 2021 A-2 (NR/NR)
12,000,000	3.750	12/01/2040	9,353,779
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000	6.000	12/01/2037	1,715,221
4,000,000	6.125	12/01/2047	3,917,928
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
2,000,000	6.125	12/01/2047	1,958,964
Cascade Ridge Metropolitan District GO Bonds Series 2021 (NR/NR)
2,500,000	5.000	12/01/2051	2,086,145
Castleview Metropolitan District LT GO Bonds Series 2021A3 (NR/NR)
4,220,000	5.000	12/01/2050	3,386,263
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
835,000	5.000	12/01/2051	705,773
Cherry Creek South Metropolitan District Lt Go Bonds Series 2021 (NR/NR)
9,400,000	6.000	12/01/2051	7,640,159
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
2,575,000	5.350	12/01/2050	2,297,341
City of Denver Airport System Subordinate RB Series 2018A (A1/A+) (Series A, AMT)
13,470,000	4.000	12/01/2043	12,888,453
Clear Creek Station Metropolitan District No. 2 GO Bonds Subordinate Series 2017 B (NR/NR)
500,000	7.375	12/15/2047	471,605
Clear Creek Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
762,000	4.375	12/01/2032	729,061

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Clear Creek Transit Metropolitan District No. 2 GO Bonds Series 2021 A (NR/NR)
$580,000	5.000%	12/01/2041	$ 530,859
1,000,000	5.000	12/01/2050	866,159
Cloverleaf Metropolitan District GO LT Bonds Series 2022A (NR/NR)
1,825,000	6.000	12/01/2051	1,815,790
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (NR/NR)
2,075,000	4.000	10/01/2061	1,561,562
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
475,000	4.000	05/01/2051	383,220
1,000,000	4.000	05/01/2061	770,003
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/NR)(d)
900,000	5.000	02/01/2051	789,194
2,335,000	5.000	02/01/2061	1,984,902
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)(d)
6,000,000	5.000	10/01/2049	5,461,586
Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
1,580,000	5.000	09/01/2057	1,500,678
1,955,000	5.000	09/01/2062	1,822,044
Colorado Educational And Cultural Facilities Authority Charter School RB for Mountain Phoenix Community School Project Series 2023 (NR/NR)(d)
4,355,000	6.250	07/01/2053	4,314,183
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
3,245,000	6.000	07/01/2036	3,083,837
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
2,055,000	6.000	07/01/2031	2,009,416
Colorado Health Facilities Authority RB for Commonspirit Health Series 2022A (Baa1/A-)
2,500,000	5.250	11/01/2052	2,607,217
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (NR/NR)(c)
3,000,000	5.750	12/01/2023	3,031,193
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Baa1/NR)
2,650,000	4.000	09/01/2050	2,332,187
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)(a)
33,381,200	5.000	07/01/2057	26,327,542
Colorado Health Facilities Authority RB Refunding for Christian Living Neighborhoods Obligated Group Series 2021 (NR/NR)
950,000	4.000	01/01/2042	695,762
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
2,135,000	3.250	08/01/2049	1,556,936

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado High Performance Transportation Enterprise C-470 Express Lanes Senior RB Series 2017 (NR/NR)
$900,000	5.000%	12/31/2051	$ 899,973
9,680,000	5.000	12/31/2056	9,602,131
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)*
3,000,000	5.750	12/01/2047	2,493,147
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
850,000	5.250	12/01/2051	749,864
Constitution Heights Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,760,000	5.000	12/01/2049	1,612,936
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
4,240,000	5.000	12/01/2039	3,943,249
1,750,000	5.000	12/01/2043	1,572,107
Copperleaf Metropolitan District GO LT Bonds Series 2021 (NR/NR)
3,600,000	4.875	12/01/2051	2,822,718
Copperleaf Metropolitan District No. 6 Arapoe County Subordinate LT GO Bonds Series 2022B (NR\NR)
725,000	6.000	12/15/2041	697,546
Copperleaf Metropolitan District No. 6 GO Bonds Series 2018 A (NR/NR)(c)
2,000,000	5.250	12/01/2023	2,075,631
Copperleaf Metropolitan District No. 6 GO Bonds Subordinate Series 2018 B (NR/NR)(c)
820,000	7.500	12/15/2023	858,889
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125	12/01/2037	984,592
2,100,000	5.250	12/01/2047	2,007,837
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
3,261,000	5.000	12/01/2049	2,964,299
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Senior Bonds Series 2021A (NR/NR) (NR/NR)(d)
2,045,000	5.500	12/01/2039	1,779,993
5,790,000	5.750	12/01/2049	4,924,053
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Subordinate Bonds Series 2021B (NR/NR) (NR/NR)(d)
2,350,000	8.000	12/15/2049	2,089,624
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(d)
5,490,000	5.500	12/01/2039	4,827,804
10,900,000	5.750	12/01/2049	9,338,588
Creekwalk Marketplace Business Improvement District RB Series 2019 B (NR/NR)(d)
2,370,000	8.000	12/15/2049	2,128,866
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (NR/B)
34,160,000	5.000	10/01/2032	34,191,465

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)(d)
$4,155,000	5.000%		12/01/2028	$ 4,354,295
7,300,000	4.000		12/01/2035	6,880,812
7,300,000	4.000		12/01/2036	6,747,578
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
665,000	5.000		12/01/2030	685,000
2,500,000	5.000		12/01/2032	2,567,060
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
325,000	5.000		12/01/2031	334,414
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
425,000	5.000		12/01/2032	448,079
1,825,000	4.000		12/01/2038	1,654,961
1,690,000	5.000		12/01/2048	1,661,945
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)(d)
7,200,000	5.000		12/01/2034	7,515,739
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
950,000	4.000		12/01/2040	841,689
Dinosaur Ridge Metropolitan District RB Refunding and Improvement Bonds Series 2019 A (NR/NR)
3,550,000	5.000		06/01/2049	3,228,878
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL) (A2/A)
3,000,000	0.000	(f)	09/01/2039	1,362,806
E-470 Public Highway Authority RB Series 2004 A (NATL) (A2/A)
15,000,000	0.000	(f)	09/01/2028	12,586,991
4,100,000	0.000	(f)	09/01/2034	2,686,881
E-470 Public Highway Authority RB Series 2010 A (A2/A)
20,000,000	0.000	(f)	09/01/2040	9,325,440
Eagle Brook Meadows Metropolitan District No. 3 GO Bonds Series 2021 (NR/NR)
1,600,000	5.000		12/01/2051	1,376,204
El Paso County Waterview II Metropolitan LT GO Bonds Series 2022A (NR\NR)
2,000,000	5.000		12/01/2051	1,733,524
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)(d)
2,950,000	5.550		12/01/2047	2,974,145
First Creek Village Metropolitan District GO Bonds Series 2019 A (Ba1/NR)
1,580,000	5.000		08/01/2049	1,474,983
First Creek Village Metropolitan District GO Bonds Series 2019 B (NR/NR)
515,000	6.750		08/01/2049	509,967
Four Corners Business Improvement District LT Supported RB Series 2022 (NR/NR)
2,500,000	6.000		12/01/2052	2,295,632
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
2,370,000	4.250		12/01/2051	1,739,714

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Green Gables Metropolitan District No. 2 GO Bonds Senior Series 2018 A (NR/NR)
$4,500,000	5.750%	12/01/2048	$ 4,503,708
Greenspire Metropolitan District GO LT Bonds Series 2022 (NR/NR)
1,430,000	5.125	12/01/2051	1,266,466
Hidden Creek Metropolitan District GO Bonds Series 2021 A (NR/NR)(d)
1,140,000	4.625	12/01/2045	900,684
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL) (A2/NR)
3,680,000	4.000	12/01/2047	3,572,919
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
570,000	5.000	12/01/2051	468,665
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
2,000,000	5.000	12/01/2049	1,818,112
Jay Grove Metropolitan District GO Bonds Series 2021 (NR/NR)
1,225,000	4.250	12/01/2051	913,016
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2 (Ba2/NR)
580,000	4.125	12/01/2040	488,823
900,000	4.375	12/01/2047	734,532
Johnstown Farms East Metropolitan District GO LT Bonds Series 2021 (NR/NR)
1,000,000	5.000	12/01/2051	838,826
Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
9,486,000	4.250	12/01/2046	7,858,929
Johnstown Village Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,980,000	5.000	12/01/2050	1,736,804
Jones District Community Authority Board RB for Convertible Capital Appreciation Bonds Series 2020 (NR/NR)(e)
7,800,000	0.000	12/01/2050	6,637,709
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
4,190,000	5.000	12/01/2049	3,845,276
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 B (NR/NR)
683,000	7.750	12/15/2049	636,561
Lochbuie Station Residential Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,180,000	5.750	12/01/2050	1,145,783
Loretto Heights Community Authority RB Series 2021 (NR/NR)
4,500,000	4.875	12/01/2051	3,494,758
Meadowlark Metropolitan District GO Bonds Series 2020 A (NR/NR)
525,000	4.875	12/01/2040	455,672
750,000	5.125	12/01/2050	656,412
Meridian Ranch Metropolitan District GO LT Bonds Series 2022 (NR/NR)
2,925,000	6.750	12/01/2052	2,887,938
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
2,665,000	5.000	12/01/2049	2,375,202

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
$1,473,000	7.375%	12/15/2049	$ 1,343,644
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,900,000	4.000	12/01/2051	2,203,555
Mountain Sky Metropolitan District GO Bonds Series 2020 A (NR/NR)
980,000	5.000	12/01/2049	883,430
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
3,225,000	5.000	12/01/2051	2,669,397
Mulberry Metropolitan District LT GO Bonds Series 2022A (NR/NR)
2,550,000	7.000	12/01/2052	2,601,310
Murphy Creek Metropolitan District GO LT Bonds Series 2021 (NR/NR)
12,788,000	5.000	12/01/2051	10,712,156
Murphy Creek Metropolitan District GO LT Bonds Series 2022A (NR/NR)
2,140,000	6.000	12/01/2052	2,082,281
Nexus North at DIA Metropolitan District GO Bonds Series 2021 (NR/NR)
1,140,000	5.000	12/01/2051	988,083
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
1,260,000	5.500	12/01/2048	1,215,654
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,270,000	5.625	12/01/2037	3,303,809
7,855,000	5.750	12/01/2047	7,907,877
North Range Metropolitan District Subordinate LT GO Special RB Series 2017B (NR/NR)
2,322,000	7.750	12/15/2047	2,323,428
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
350,000	4.000	12/01/2032	346,310
320,000	4.000	12/01/2033	315,823
190,000	4.000	12/01/2034	186,309
550,000	4.000	12/01/2036	526,792
215,000	4.000	12/01/2038	200,051
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2019 (NR/NR)
4,711,000	7.250	12/15/2049	4,325,953
Palisade Park West Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,500,000	5.125	12/01/2049	1,386,751
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 A (NR/NR)
2,140,000	5.000	12/01/2040	2,002,796
3,335,000	5.250	12/01/2050	2,992,189
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 B (NR/NR)
1,924,000	7.750	12/15/2050	1,767,048

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
$1,029,000	4.300%		12/01/2050	$ 792,815
Peak Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)(d)
1,150,000	5.000		12/01/2051	999,689
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
1,200,000	5.000		12/01/2050	1,061,855
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(d)
1,000,000	5.000		12/01/2040	952,899
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
800,000	5.000		12/01/2049	738,163
Powhaton Community Authority LT Supported RB Series 2021 (NR/NR)
5,460,000	5.000		12/01/2051	4,606,267
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)(c)
2,000,000	5.625		12/01/2023	2,075,702
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)(d)
6,500,000	5.000		12/15/2041	6,405,126
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020 (NR/NR)
740,000	4.125		12/15/2036	653,989
725,000	4.875		12/15/2044	625,183
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A2/A-)
4,200,000	6.500		11/15/2038	5,068,580
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A (NR/NR)(d)
5,400,000	4.750		12/01/2045	3,672,000
Pueblo Urban Renewal Authority Tax Allocation Series 2021 B (NR/NR)(d)
150,000	0.000	(f)	12/01/2025	121,088
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
9,930,000	5.000		12/01/2049	8,973,950
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
1,750,000	4.000		12/01/2051	1,251,264
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,207,710	3.625		12/01/2044	1,626,666
Ridgeline Vista Metropolitan District GO Bonds Series 2021 A (NR/NR)
1,000,000	5.250		12/01/2060	955,773
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000	5.000		12/01/2049	1,062,828
Riverview Metropolitan District GO Refunding Bonds Series 2021 (NR/NR)
500,000	5.000		12/01/2051	428,737
RRC Metropolitan District LT GO Bonds Series 2021 (NR/NR)
5,125,000	5.250		12/01/2051	4,313,637
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)(d)
1,055,000	5.000		12/01/2050	930,555

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
$3,450,000	5.000%	12/01/2039	$ 3,303,751
5,695,000	5.000	12/01/2049	5,176,841
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
9,375,000	5.250	12/01/2051	8,065,595
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)(c)
550,000	5.125	12/01/2023	570,065
1,000,000	5.125	12/01/2023	1,036,483
Serenity Ridge Metropolitan District No. 2 Subordinated GO Limited Tax Bonds Series 2018 B (NR/NR)(c)
635,000	7.250	12/15/2023	663,527
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)(d)
1,000,000	5.000	12/01/2040	921,030
1,625,000	5.125	12/01/2050	1,436,741
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,460,000	5.000	12/01/2049	1,414,178
Sky Ranch Community Authority Board LT Support District Bonds Series 2022A (NR/NR)
4,345,000	5.750	12/01/2052	4,081,713
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
375,000	4.000	12/01/2039	377,149
750,000	4.000	12/01/2044	738,279
2,210,000	3.000	12/01/2049	1,659,835
South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000	8.000	12/15/2048	2,000,246
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	444,987
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
2,550,000	5.125	12/01/2047	2,405,861
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A3/NR)
650,000	5.000	12/01/2039	679,031
Sterling Ranch Community Authority Board RB for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 B (NR/NR)
717,000	7.125	12/15/2050	687,216
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
2,500,000	4.250	12/01/2050	2,081,742
Stone Creek Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
2,000,000	5.625	12/01/2047	1,959,684
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (Baa3/NR)
8,000,000	6.000	12/01/2050	8,481,554

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
$1,100,000	5.000%	12/01/2040	$ 1,059,827
1,750,000	5.000	12/01/2049	1,640,603
Timberleaf Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,730,000	5.750	12/01/2050	1,677,052
Timnath Ranch Metropolitan District No. 4 Limited Tax GO Refunding Improvement Bonds Series 2018 A (NR/NR)
685,000	5.250	12/01/2037	678,007
2,400,000	5.375	12/01/2047	2,281,781
Village at Dry Creek Metropolitan District No. 2 GO Bonds for Thornton Adams Series 2019 (NR/NR)
948,000	4.375	12/01/2044	795,824
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series 2020 A (NR/NR)
580,000	5.000	12/01/2040	540,979
1,020,000	5.000	12/01/2050	888,158
West Meadow Metropolitan District Town of Fraser, Grand County, Colorado Limited Tax GO Senior Bonds Series 2023A (NR/NR)(d)
2,250,000	6.500	12/01/2050	2,318,770
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A (NR/NR)
1,500,000	5.000	12/01/2050	1,292,201
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2 (NR/NR)(e)
1,000,000	0.000	12/01/2050	680,219
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3 (NR/NR)
4,238,000	8.000	12/15/2050	3,762,173
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 A (NR/NR)(d)
970,000	5.000	12/01/2050	866,511
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 B (NR/NR)
181,000	7.750	12/15/2050	170,028
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
3,415,000	5.375	12/01/2048	3,266,785
Windler Public Improvement Authority RB Series 2021 A-1 (NR/NR)
12,250,000	4.125	12/01/2051	7,476,430
Windler Public Improvement Authority RB Series 2021 A-2 (NR/NR)(e)
9,400,000	0.000	12/01/2051	5,089,726
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500	12/01/2047	1,512,438
Winsome Metropolitan District No. 3 GO Bonds Series 2021 A (NR/NR)(d)
2,184,000	5.125	12/01/2050	1,807,604
Woodmen Heights Metropolitan District No. 2 GO Refunding Bonds Series 2020 B-1 (NR/NR)
1,799,000	6.250	12/15/2040	1,680,882

			545,520,033

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – 0.5%
City of New Haven CT GO Bonds Series 2018 (BBB+/NR)
$410,000	5.500%	08/01/2038	$ 437,266
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
900,000	5.500	08/01/2034	978,437
500,000	5.500	08/01/2035	541,018
420,000	5.500	08/01/2036	451,887
400,000	5.500	08/01/2037	428,038
City of Stamford Housing Authority RB Anticipation Notes for Dogwoods Project Series 2022 (NR/NR)(d)
3,925,000	11.000	12/01/2027	4,098,344
Connecticut Airport Authority Customer Facility Charge RB for Ground Transportation Center Project Series 2019A (NR/BBB+)
1,750,000	4.000	07/01/2049	1,466,416
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)(d)
1,150,000	5.000	01/01/2045	1,015,924
3,065,000	5.000	01/01/2055	2,569,532
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BBB-)
1,015,000	4.000	07/01/2039	859,252
3,500,000	4.000	07/01/2044	2,787,939
3,500,000	4.000	07/01/2049	2,659,575
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/CCC+)(d)
20,000,000	7.000	02/01/2045	19,999,326
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BBB-)
2,455,000	5.375	07/01/2052	2,329,135
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(d)
2,025,000	4.000	04/01/2051	1,513,833
Town of Hamden RB for Whitney Center Project Series 2022A (NR/NR)
6,925,000	7.000	01/01/2053	7,078,819

			49,214,741

Delaware – 0.2%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR\BB)
1,075,000	4.000	06/01/2052	788,513
1,125,000	4.000	06/01/2057	799,230
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (NR/NR)
1,785,000	5.000	11/15/2048	1,686,890
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (NR/AA-)
3,130,000	4.000	07/01/2043	2,976,553
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
855,000	5.000	08/01/2049	806,674
835,000	5.000	08/01/2054	775,466

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Delaware – (continued)
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
$1,900,000	5.000%	09/01/2050	$ 1,921,052
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
5,070,000	4.000	07/01/2035	4,878,265

			14,632,643

District of Columbia – 0.9%
District of Columbia Metropolitan Airport Authority Airport System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
5,000,000	4.000	10/01/2051	4,700,411
Metropolitan Washington Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (Baa1/A-)
37,100,000	6.500	10/01/2044	41,802,280
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A2/AA)
3,000,000	3.000	10/01/2050	2,251,437
3,170,000	4.000	10/01/2053	3,008,437
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
1,115,000	4.000	10/01/2053	1,023,314
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (NR/NR)
25,000,000	6.500	10/01/2041	27,779,213
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds for Dulles Metrorail & Capital Improvements Projects Series 2022 (Baa1/AA)
6,190,000	4.000	10/01/2052	5,882,606

			86,447,698

Florida – 14.2%
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,385,000	5.500	06/15/2052	1,385,893
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
3,565,000	4.750	05/01/2036	3,488,589
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
625,000	5.000	05/01/2039	622,252
1,025,000	5.100	05/01/2049	983,738
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,580,000	3.625	05/01/2040	1,280,891
5,755,000	4.000	05/01/2051	4,468,079
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
1,715,000	3.500	05/01/2031	1,660,392
Arbors Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,125,000	5.400	05/01/2043	1,140,318
2,050,000	5.625	05/01/2053	2,085,412

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (NR/AA)
$3,970,000	3.500%	05/01/2032	$ 4,001,054
6,695,000	3.700	05/01/2036	6,685,221
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
725,000	4.625	05/01/2028	729,026
1,785,000	5.000	05/01/2036	1,791,248
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,160,000	6.900	05/01/2036	3,166,063
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
820,000	6.900	05/01/2036	820,278
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
500,000	4.000	11/01/2040	431,969
3,155,000	4.000	11/01/2050	2,485,916
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(d)
1,845,000	5.100	05/01/2039	1,847,626
3,080,000	5.200	05/01/2049	2,982,002
Artisan Lakes East Community Development District Special Assessment Bond Series 2021-2 (NR/NR)(d)
270,000	2.750	05/01/2031	232,598
515,000	3.125	05/01/2041	382,918
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(d)
500,000	3.200	05/01/2041	384,821
Astonia Community Development District Special Assessment for Assessment Area Three Series 2023 Project Series 2023 (NR/NR)
1,045,000	5.375	06/15/2053	1,039,570
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(d)
775,000	3.200	05/01/2041	596,282
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
660,000	4.375	11/01/2049	558,384
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
740,000	5.750	05/01/2048	756,076
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
250,000	3.375	05/01/2041	194,930
475,000	4.000	05/01/2051	372,924
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,810,000	6.000	05/01/2048	1,888,841
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
650,000	3.125	05/01/2041	486,112

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Avalon Park West Community Development District Special Assessment RB for Pasco County Project Area Series 2022 (NR/NR)
$775,000	5.625%	05/01/2052	$ 785,402
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)(d)
580,000	3.750	05/01/2040	510,836
Avenir Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,450,000	5.375	05/01/2043	1,424,733
6,000,000	5.625	05/01/2054	5,901,957
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(d)
900,000	4.500	06/01/2039	836,839
1,630,000	4.625	06/01/2049	1,437,886
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
720,000	4.750	11/01/2026	728,099
700,000	5.000	11/01/2031	708,310
5,980,000	5.250	11/01/2046	5,982,579
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(d)
935,000	5.000	11/01/2049	899,540
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
3,500,000	5.000	05/01/2042	3,449,474
5,250,000	5.000	05/01/2053	4,896,013
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
1,880,000	4.000	05/01/2052	1,470,698
Balm Grove Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,575,000	4.000	11/01/2042	1,314,857
1,575,000	4.125	11/01/2051	1,259,306
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
955,000	5.000	11/01/2036	959,384
1,055,000	5.000	11/01/2048	997,130
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)(d)
705,000	3.500	05/01/2041	554,463
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A-)
1,835,000	4.250	05/01/2029	1,867,415
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
905,000	5.000	05/01/2035	909,319
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
885,000	3.750	05/01/2031	856,995
1,010,000	4.000	05/01/2037	961,069

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
$1,610,000	4.250%	05/01/2031	$ 1,620,501
2,810,000	4.250	05/01/2037	2,748,535
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)(d)
1,285,000	6.375	11/01/2049	1,317,368
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
395,000	6.000	11/01/2027	415,140
490,000	3.750	11/01/2031	474,367
2,975,000	6.500	11/01/2043	3,255,026
1,495,000	4.125	11/01/2046	1,308,689
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,045,000	4.000	05/01/2040	904,869
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
770,000	6.125	11/01/2033	821,431
1,000,000	6.500	11/01/2043	1,079,152
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
1,285,000	3.625	12/15/2040	1,109,303
1,500,000	4.000	12/15/2050	1,206,657
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000	3.625	05/01/2041	1,002,943
Berry Bay Community Development District Special Assessment RB Series 2023 (NR/NR)
1,525,000	5.750	05/01/2053	1,547,719
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
1,680,000	4.700	05/01/2036	1,639,211
3,200,000	4.875	05/01/2047	2,957,046
Biscayne Drive Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
900,000	6.000	06/15/2052	915,526
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
325,000	3.750	06/15/2040	268,565
950,000	4.000	06/15/2050	756,178
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.250	06/15/2039	812,736
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
1,165,000	3.500	05/01/2041	919,968
1,360,000	4.000	05/01/2051	1,076,573
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
565,000	3.625	05/01/2040	458,834

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bradbury Community Development District Special Assessment Bonds Series 2023 (NR/NR)
$1,800,000	5.250%	05/01/2043	$ 1,778,027
2,250,000	5.500	05/01/2053	2,222,508
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR\NR)
1,650,000	4.000	06/15/2052	1,283,355
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
6,020,000	5.750	05/01/2035	6,201,124
Bridgewater North Community Development District Capital Improvement RB Series 2022 (NR\NR)
1,610,000	4.000	05/01/2052	1,254,996
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
1,000,000	3.150	05/01/2041	748,990
Brookstone Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,000,000	5.500	05/01/2042	1,006,234
1,500,000	5.625	05/01/2052	1,502,036
Broward County Port Facilities RB Series 2022 (A1/NR)
1,850,000	5.250	09/01/2047	1,965,340
3,000,000	5.500	09/01/2052	3,216,799
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
900,000	5.625	05/01/2042	897,463
1,305,000	5.750	05/01/2052	1,297,602
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,040,000	5.500	05/01/2052	1,055,017
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.000	12/15/2039	872,792
1,350,000	4.000	12/15/2049	1,071,516
Capital Trust Agency Educational Facilities RB Series 2021A (NR/NR)(d)
2,210,000	5.000	12/01/2056	1,669,001
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)(d)
61,455,000	5.250	12/01/2058	55,811,772
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)(d)
595,000	4.000	07/01/2056	422,257
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)(d)
3,030,000	5.000	06/01/2056	2,529,360
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (Ba1/NR)(d)
1,155,000	5.000	12/15/2049	1,043,749
1,075,000	5.000	12/15/2054	956,283
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (Baa3/NR)
275,000	5.000	08/01/2040	276,498
800,000	5.000	08/01/2055	772,716

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)(d)
$2,025,000	5.250%	12/01/2043	$ 1,925,164
Capital Trust Authority Educational Facilities Revenue Refunding Bonds for Southeastern University, Inc. Project Series 2023A (NR/BB)(d)(h)
4,470,000	6.375	05/01/2053	4,463,538
Capital Trust Authority Educational Facilities Revenue Refunding Bonds Southeastern University Inc Project Series 2023A (NR/BB)(d)(h)
4,775,000	6.250	05/01/2048	4,768,475
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
495,000	5.125	05/01/2038	497,985
1,000,000	5.250	05/01/2049	984,537
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
320,000	4.125	12/15/2027	319,146
500,000	4.500	12/15/2032	500,530
975,000	4.700	12/15/2037	958,313
Century Parc Community Development District Special Assessment Refunding Series 2012 (NR/A)
1,705,000	4.500	11/01/2031	1,706,261
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
630,000	3.750	05/01/2040	518,704
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
820,000	3.350	05/01/2041	629,884
1,165,000	4.000	05/01/2051	912,145
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(d)
700,000	3.375	05/01/2041	544,278
1,005,000	4.000	05/01/2052	784,588
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(d)
1,605,000	3.700	05/01/2040	1,316,674
2,820,000	4.000	05/01/2051	2,209,018
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
1,510,000	4.375	05/01/2050	1,269,729
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
1,055,000	4.000	05/01/2052	821,805
Charlotte County IDA Utility System RB Series 2021A (NR/NR)(d)
3,750,000	4.000	10/01/2051	2,859,568
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(d)
700,000	5.500	10/01/2036	706,840
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(d)
5,900,000	5.000	10/01/2049	5,636,908

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A1/A+)
$1,750,000	4.000%		10/01/2034	$ 1,778,293
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/NR)
975,000	5.250		06/01/2052	971,180
1,750,000	5.375		06/01/2057	1,754,411
1,375,000	5.625		06/01/2062	1,394,144
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
480,000	5.000		01/01/2037	443,138
1,725,000	5.000		01/01/2047	1,485,914
1,615,000	5.000		01/01/2052	1,362,967
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A2/AA)(e)
25,620,000	0.000		05/01/2046	23,171,256
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)(d)
500,000	4.750		06/15/2039	478,413
1,000,000	5.000		06/15/2049	941,017
Coddington Community Development District Capital Improvement RB Series 2022 (NR/NR)
900,000	5.750		05/01/2052	915,110
Collier County Educational Facilities Authority Revenue Refunding Bonds for Ave Maria University Project Series 2023 (NR/BBB-)
4,165,000	5.000		06/01/2043	4,037,027
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A)
2,990,000	3.500		05/01/2032	2,888,143
1,500,000	3.625		05/01/2035	1,458,608
1,750,000	3.750		05/01/2046	1,538,582
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)*
3,305,000	5.850		05/01/2035	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)*
3,980,000	5.000		05/01/2011	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
975,000	5.850		05/01/2035	881,231
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)*
2,939,931	0.000	(f)	05/01/2017	1,558,163
Connerton East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
2,045,000	5.375		06/15/2053	2,056,667
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
270,000	4.000		11/01/2029	264,228
500,000	4.750		11/01/2038	481,825
1,000,000	5.000		11/01/2049	939,059
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
425,000	4.000		12/15/2039	372,085

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Coral Bay Community Development District Capital Improvement RB Series 2022 (NR/NR)
$495,000	5.625%	05/01/2052	$ 499,064
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
535,000	4.000	05/01/2040	472,912
Corkscrew Crossing Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,600,000	5.300	05/01/2053	1,573,960
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(d)
2,185,000	5.125	11/01/2050	2,083,229
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB)
782,000	4.000	05/01/2031	767,911
1,407,000	4.250	05/01/2038	1,318,944
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/AA)
930,000	3.750	05/01/2029	931,237
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A1/A)
2,000,000	4.000	09/01/2044	1,921,247
County of Lake RB Refunding for Waterman Communities, Inc. Series 2020 A (NR/NR)
4,000,000	5.750	08/15/2050	3,523,005
2,000,000	5.750	08/15/2055	1,731,710
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (NR/BBB)
500,000	4.000	05/01/2038	469,212
1,175,000	4.125	05/01/2048	1,080,250
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
1,565,000	4.700	11/01/2039	1,468,039
2,495,000	4.750	11/01/2049	2,242,616
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
3,845,000	4.750	05/01/2053	3,392,655
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,675,000	4.500	05/01/2052	1,489,335
Crossings Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,465,000	5.125	05/01/2052	2,333,960
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
1,000,000	4.000	05/01/2051	846,577
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(d)
1,170,000	3.800	05/01/2050	887,309
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(d)
1,175,000	3.875	05/01/2040	1,001,186
1,210,000	4.000	05/01/2051	954,950

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Cypress Park Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$570,000	5.000%	05/01/2042	$ 547,124
1,150,000	5.125	05/01/2052	1,091,052
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
3,170,000	5.125	11/01/2048	3,059,099
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,465,000	5.400	05/01/2039	1,485,695
2,620,000	5.500	05/01/2044	2,638,268
Deerbrook Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,150,000	5.500	05/01/2053	1,144,889
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
2,655,000	5.400	05/01/2049	2,641,037
Del Webb Oak Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,500,000	5.000	05/01/2043	1,477,641
1,650,000	5.250	05/01/2053	1,632,695
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
710,000	4.000	05/01/2051	556,171
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,000,000	4.750	12/15/2038	966,638
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/AA)
3,090,000	3.750	05/01/2034	3,120,668
4,260,000	4.000	05/01/2037	4,302,003
DW Bayview Community Development District Sepcial Assessment Bonds for Manatee County Series 2022 (NR/NR)
750,000	5.250	05/01/2052	728,259
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(d)
1,035,000	3.375	05/01/2041	806,001
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,540,000	5.375	05/01/2052	2,506,802
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(d)
950,000	4.125	05/01/2040	829,594
3,785,000	4.125	05/01/2051	3,030,458
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
980,000	3.250	05/01/2041	747,531
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,000,000	5.000	11/01/2048	951,768
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/NR)
500,000	4.750	11/01/2039	478,065
920,000	5.000	11/01/2049	878,486

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR\NR)
$805,000	4.000%	05/01/2042	$ 703,043
2,390,000	4.125	05/01/2052	1,935,189
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
190,000	4.000	05/01/2040	174,229
500,000	4.125	05/01/2051	416,589
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
1,425,000	3.600	05/01/2041	1,129,942
2,675,000	4.000	05/01/2051	2,096,993
Edgewater East Community Development District Special Assessment RB Series 2022 (NR\NR)
1,975,000	4.000	05/01/2042	1,668,906
4,720,000	4.000	05/01/2052	3,672,653
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(d)
1,100,000	4.000	05/01/2052	855,954
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
425,000	3.500	05/01/2041	332,468
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (BBB+/Baa2)
15,210,000	4.000	08/15/2045	13,597,451
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM) (A2/AA)
1,745,000	3.000	08/15/2050	1,251,674
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
985,000	4.000	11/01/2040	858,201
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
105,000	4.000	11/01/2040	91,483
1,250,000	4.125	11/01/2050	1,022,073
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
565,000	6.375	11/01/2026	579,391
3,230,000	7.000	11/01/2045	3,417,351
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
855,000	5.250	11/01/2035	861,788
1,305,000	5.375	11/01/2046	1,306,171
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
1,245,000	5.000	11/01/2039	1,239,245
1,800,000	5.125	11/01/2049	1,725,970
Fallschase Community Development District Special Assessment Bonds for Leon County Series 2021 (NR/NR)
6,645,000	4.000	05/01/2052	5,185,631

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$1,445,000	3.375%	05/01/2041	$ 1,122,472
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,460,000	5.000	05/01/2035	2,490,695
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
185,000	4.000	05/01/2040	159,575
500,000	4.200	05/01/2050	408,267
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (NR/A-)
1,465,000	4.375	05/01/2034	1,465,333
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,250,000	3.000	11/01/2041	977,427
Florida Development Finance Corp. Education RB for IPS Florida Project Series 2022 (NR/NR)(d)
2,000,000	5.250	06/15/2029	1,977,856
Florida Development Finance Corp. Educational Facilities RB Series 2022A (NR/Ba2)(d)
5,000,000	5.500	07/01/2052	4,368,693
3,825,000	5.625	07/01/2056	3,344,614
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)(d)
3,770,000	5.125	10/01/2052	3,477,951
1,725,000	5.250	10/01/2056	1,595,237
Florida Development Finance Corp. Educational Revenue Refunding Bonds for Central Charter School Project Series 2022 (NR/NR)(d)
2,735,000	5.875	08/15/2052	2,594,539
2,430,000	6.000	08/15/2057	2,311,744
Florida Development Finance Corp. RB for Brightline Passenger Rail Expansion Project Series 2022A (NR/NR) (a)(b)(d)
36,250,000	7.250	07/01/2057	36,869,563
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(d)
1,650,000	5.000	06/01/2040	1,477,748
2,595,000	5.000	06/01/2055	2,151,777
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(d)
2,005,000	5.250	06/01/2050	1,644,629
3,560,000	5.250	06/01/2055	2,863,793
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
600,000	4.000	07/01/2045	499,981
800,000	4.000	07/01/2055	626,272
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
830,000	5.000	06/01/2040	761,533
1,850,000	5.000	06/01/2050	1,588,933
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(d)
24,855,000	7.375	01/01/2049	24,606,559

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)(d)
$1,875,000	5.000%	06/01/2051	$ 1,482,641
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (Ba2/NR)(d)
830,000	4.000	06/30/2046	627,804
2,580,000	4.000	06/30/2056	1,814,160
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(d)
1,190,000	4.000	06/01/2055	734,647
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-1 (NR/NR)(d)
735,000	2.375	06/01/2027	705,048
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(d)
2,085,000	5.000	09/15/2050	1,717,872
Florida Development Finance Corp. Surface Transportation Facility RB for Virgin Trains USA Passenger Rail Project Series 2019A (NR/NR)(a)(b)(d)
39,795,000	6.500	01/01/2049	38,159,505
Florida Development Finance Corp. Surface Transportation Facility RB Series 2019A (NR/NR)(a)(b)(d)
2,060,000	6.250	01/01/2049	2,052,649
14,940,000	6.375	01/01/2049	14,408,378
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(d)
1,750,000	4.750	06/01/2038	1,634,466
3,000,000	5.000	06/01/2048	2,703,889
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (NR/BBB-)
4,150,000	5.000	03/01/2044	3,688,958
7,900,000	5.000	03/01/2049	6,807,082
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
6,060,000	5.000	03/01/2047	5,998,240
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
885,000	4.125	11/01/2039	785,035
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (NR/BBB+)
700,000	4.000	05/01/2031	687,846
1,000,000	4.125	05/01/2038	933,351
Forest Brooke Community Development District Special Assessment Bonds Series 2019 A-1 (NR/A+)
1,850,000	3.250	11/01/2049	1,453,226
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000	4.000	11/01/2049	198,737
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,400,000	4.000	05/01/2052	1,090,659

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
$1,100,000	4.250%	05/01/2040	$ 979,163
1,375,000	4.500	05/01/2052	1,168,713
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
1,105,000	4.000	11/01/2051	863,784
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
750,000	4.000	05/01/2051	587,505
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
3,165,000	5.000	11/15/2026	3,165,163
5,000,000	5.000	11/15/2036	4,999,725
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A1/A)
3,540,000	5.000	10/01/2047	3,617,791
Grove Resort Community Development District Special Assessment RB Series 2022 (NR\NR)
585,000	4.000	05/01/2052	455,409
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,515,000	4.500	05/01/2036	1,449,069
2,275,000	4.625	05/01/2046	2,039,612
Hammock Oaks Community Development District Special Assessment Area One Bonds Series 2023 (NR/NR)
1,000,000	5.750	05/01/2053	1,005,496
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
670,000	4.700	05/01/2042	621,672
2,130,000	5.000	05/01/2052	2,023,468
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
540,000	4.000	05/01/2040	495,178
860,000	4.000	05/01/2051	726,920
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
525,000	3.375	05/01/2041	416,715
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
915,000	3.750	05/01/2034	817,186
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
2,010,000	3.875	05/01/2039	1,728,045
1,400,000	4.100	05/01/2048	1,142,201
Harmony On Lake Eloise Community Development District Capital Improvement Assessment Area One RB Series 2023 (NR/NR)
1,110,000	5.375	05/01/2053	1,107,453
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)(d)
1,725,000	4.000	05/01/2031	1,727,998
1,335,000	4.250	05/01/2035	1,341,336
1,810,000	4.250	05/01/2039	1,747,890

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
$640,000	3.875%	11/01/2039	$ 550,312
1,150,000	4.000	11/01/2051	905,940
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
200,000	4.000	11/01/2039	176,200
500,000	4.250	11/01/2051	411,911
Hawkstone Community Development District Special Assessment RB Series 2023 (NR/NR)
1,530,000	5.375	05/01/2043	1,540,323
1,265,000	5.500	05/01/2053	1,268,701
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
700,000	5.000	05/01/2034	713,620
2,170,000	5.125	05/01/2045	2,151,544
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (NR/A)
500,000	5.050	05/01/2031	500,633
500,000	5.150	05/01/2034	500,635
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
1,390,000	5.700	05/01/2036	1,393,934
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB)
2,190,000	4.200	05/01/2031	2,179,405
1,990,000	4.350	05/01/2036	1,961,827
Higher Educational Facilities Financing Authority Educational Facilities Revenue Refunding Bonds for Saint Leo University Project Series 2019 (NR/BB+)
1,650,000	5.000	03/01/2039	1,520,057
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000	3.625	05/01/2040	385,745
665,000	4.000	05/01/2050	524,492
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(d)
1,000,000	4.875	12/15/2038	976,751
1,000,000	5.000	12/15/2048	949,731
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
2,150,000	4.250	05/01/2036	2,084,509
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
590,000	4.375	11/01/2050	495,934
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(d)
1,065,000	4.000	05/01/2040	917,523
3,275,000	4.000	05/01/2050	2,593,889
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
180,000	5.000	11/01/2041	181,263

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(d)
$430,000	5.125%	11/01/2049	$ 411,016
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
980,000	5.000	11/01/2047	928,787
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
955,000	3.125	05/01/2041	710,072
2,605,000	4.000	05/01/2051	2,040,600
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
290,000	3.500	05/01/2040	232,810
470,000	3.750	05/01/2050	356,940
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
2,000,000	5.000	05/01/2048	1,917,706
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,340,000	4.000	06/15/2040	1,228,286
1,060,000	4.000	06/15/2050	899,835
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
2,725,000	5.625	05/01/2053	2,636,232
Lake Harris Community Development District Special Assessment Bonds Series 2023 (NR/NR)
795,000	5.375	05/01/2043	800,060
585,000	5.625	05/01/2053	589,777
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
265,000	4.100	05/01/2051	216,040
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
325,000	4.300	05/01/2051	274,019
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
900,000	4.125	05/01/2031	869,435
Lakewood Park Community Development District Special Assessment Bonds Series 2023 (NR/NR)
810,000	5.750	05/01/2053	822,067
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
325,000	3.625	05/01/2041	260,123
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
525,000	3.200	05/01/2030	475,519
525,000	3.750	05/01/2040	433,997
670,000	3.900	05/01/2050	521,160
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(d)
1,085,000	3.625	05/01/2040	884,619
2,500,000	3.875	05/01/2051	1,915,740

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
$250,000	3.850%	05/01/2039	$ 212,943
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
1,275,000	4.000	05/01/2050	1,007,862
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,295,000	5.600	05/01/2044	6,397,648
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
530,000	4.400	05/01/2039	489,514
1,615,000	4.500	05/01/2049	1,408,150
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(d)
1,000,000	5.000	05/01/2037	1,004,762
2,365,000	5.125	05/01/2047	2,331,378
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(d)
575,000	3.750	05/01/2039	488,622
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
495,000	4.400	05/01/2039	457,188
565,000	4.500	05/01/2049	492,634
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
910,000	4.625	05/01/2027	918,225
2,500,000	5.250	05/01/2037	2,529,114
6,265,000	5.375	05/01/2047	6,336,232
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,175,000	5.000	05/01/2038	1,178,389
2,545,000	5.100	05/01/2048	2,474,640
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
3,760,000	5.450	05/01/2048	3,773,410
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
515,000	4.250	05/01/2026	513,700
4,625,000	5.000	05/01/2036	4,655,749
11,610,000	5.125	05/01/2046	11,325,955
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
1,835,000	2.500	05/01/2033	1,597,779
1,685,000	2.625	05/01/2037	1,366,462
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)(d)
2,100,000	3.750	05/01/2040	1,747,346
Lakewood Ranch Stewardship District Special Assessment The Isles at Lakewood Ranch Project Series 2021 (NR/NR)
650,000	3.125	05/01/2041	483,034

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
$1,160,000	4.700%	05/01/2039	$ 1,114,868
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/A)
1,930,000	3.000	05/01/2035	1,706,976
1,990,000	3.000	05/01/2038	1,630,898
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
645,000	3.375	05/01/2030	592,467
895,000	4.000	05/01/2038	794,627
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
450,000	5.000	05/01/2042	440,831
1,400,000	5.125	05/01/2052	1,333,442
Lee County IDA Healthcare Facilities RB for Cypress Cover at Healthpark Project Series 2022A Tax Exempt Fixed Rate Bonds (NR/NR)
955,000	5.250	10/01/2052	810,499
4,250,000	5.250	10/01/2057	3,523,706
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
1,430,000	4.000	05/01/2031	1,427,780
1,860,000	4.000	05/01/2036	1,834,952
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
1,610,000	4.400	05/01/2040	1,460,155
2,840,000	4.600	05/01/2051	2,465,373
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
985,000	5.125	05/01/2048	948,126
1,775,000	5.125	05/01/2049	1,702,533
Longleaf Community Development District (NR/NR)
989,000	5.375	05/01/2030	989,061
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
2,630,000	5.400	05/01/2030	2,630,151
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
3,800,000	4.000	05/01/2050	2,997,266
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
2,650,000	3.250	05/01/2031	2,368,826
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
835,000	3.450	05/01/2041	652,322
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
855,000	4.625	05/01/2039	806,197
1,340,000	4.750	05/01/2050	1,198,046

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$1,755,000	4.000%	06/15/2039	$ 1,537,326
2,920,000	4.375	06/15/2049	2,475,305
Mandarin Grove Community Development District Special Assessment Bonds Series 2022 (NR/NR)(d)
2,000,000	6.625	05/01/2053	2,092,543
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,550,000	5.000	05/01/2032	1,556,982
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
2,800,000	5.125	11/01/2038	2,824,455
4,750,000	5.250	11/01/2049	4,650,130
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
500,000	7.250	05/01/2035	507,287
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
530,000	3.750	05/01/2052	389,438
900,000	4.000	05/01/2052	701,066
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750	05/01/2037	970,801
1,700,000	5.000	05/01/2048	1,618,785
Merrick Square Community Development District Capital Improvement RB Series 2023 (NR/NR)
900,000	5.625	05/01/2053	910,755
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
160,000	4.000	11/01/2023	159,888
600,000	4.750	11/01/2027	607,829
4,000,000	5.125	11/01/2039	4,013,105
4,135,000	5.250	11/01/2049	4,109,808
Miami-Dade County Aviation Revenue Refunding Bonds Series 2019A (AMT) (A-/NR)
5,000,000	5.000	10/01/2049	5,138,025
Miami-Dade County IDA Educational Facilities RB for Academy Charter Schools Project Series 2022A (NR/Ba2)(d)
1,585,000	5.250	07/01/2052	1,459,181
2,000,000	5.500	07/01/2061	1,874,272
Miami-Dade County Seaport Revenue Refunding Bonds Series 2022A (A3/NR)
2,785,000	5.000	10/01/2047	2,896,818
5,000,000	5.250	10/01/2052	5,251,151
Miami-Dade County Water & Sewer Revenue System Bonds Series 2021 (Aa3/AA)
1,575,000	4.000	10/01/2051	1,527,902
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,440,000	5.000	05/01/2029	3,439,912

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Midtown Miami Community Development District Special Assessment Revenue Refunding Bonds for Parking Garage Project Series 2014A (NR/NR)
$3,515,000	5.000%	05/01/2037	$ 3,452,067
Mirada Community Development District Capital Improvement RB Series 2021 (NR/NR)
2,885,000	3.250	05/01/2032	2,564,394
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,875,000	3.500	05/01/2041	1,464,956
2,455,000	4.000	05/01/2051	1,923,099
Miranda II Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,090,000	5.600	05/01/2042	1,104,285
1,725,000	5.750	05/01/2053	1,744,848
Miramar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
1,310,000	5.000	05/01/2028	1,324,423
1,200,000	5.000	05/01/2035	1,203,502
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
740,000	5.250	11/01/2035	744,481
1,225,000	5.625	11/01/2045	1,230,707
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,185,000	5.125	11/01/2048	1,153,127
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
565,000	3.875	05/01/2041	465,379
2,250,000	4.125	05/01/2052	1,790,617
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(d)
815,000	3.500	05/01/2038	710,016
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(d)
30,000	3.500	05/01/2031	27,446
90,000	4.000	05/01/2038	80,443
New River Community Development District Special Assessment Series 2006 B (NR/NR)*
3,260,000	5.000	05/01/2013	33
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
1,200,000	3.375	11/01/2041	926,222
2,350,000	4.000	11/01/2051	1,838,930
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)(d)
1,800,000	5.625	05/01/2052	1,769,586
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
465,000	3.625	05/01/2040	377,624
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
340,000	4.000	06/15/2040	297,898

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Orange Blossom Groves Community Development District Special Assessment Bonds Series 2023 (NR/NR)
$665,000	5.250%	06/15/2043	$ 672,683
1,275,000	5.375	06/15/2053	1,282,274
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,200,000	4.850	05/01/2039	2,128,609
3,625,000	5.000	05/01/2049	3,444,536
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (NR/NR)
1,680,000	5.000	04/01/2024	1,681,043
1,005,000	5.000	04/01/2026	1,005,572
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
840,000	4.000	05/01/2040	727,284
905,000	4.000	05/01/2050	716,984
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,680,000	5.375	11/01/2038	1,705,446
3,300,000	5.500	11/01/2049	3,310,272
Palermo Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,050,000	5.000	06/15/2043	1,033,048
1,375,000	5.250	06/15/2053	1,358,587
Palm Beach County Health Facilities Authority Hospital RB for Jupiter Medical Center Project 2022 Series A (BBB-/NR)
1,700,000	5.000	11/01/2047	1,706,926
Palm Beach County Health Facilities Authority RB Anticipation Notes for Green Cay Life Plan Village Project Series 2022A (NR/NR)(d)
7,075,000	11.500	07/01/2027	6,842,197
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,700,000	4.000	05/15/2053	1,585,956
2,175,000	5.000	05/15/2053	1,536,114
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)
1,650,000	4.000	06/01/2036	1,408,272
1,700,000	4.250	06/01/2056	1,224,050
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000	4.300	05/01/2050	976,906
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
400,000	4.000	11/01/2038	382,876
3,290,000	4.200	11/01/2048	3,090,819
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
3,155,000	3.750	05/01/2031	3,114,299
2,140,000	4.000	05/01/2036	2,121,693
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
490,000	4.000	05/01/2027	484,664
2,380,000	5.000	05/01/2039	2,382,274

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (NR/AA)
$530,000	4.125%	05/01/2035	$ 538,838
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
1,855,000	5.250	05/01/2039	1,870,758
5,095,000	5.375	05/01/2050	5,037,987
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
800,000	4.000	05/01/2051	626,672
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
2,285,000	4.700	05/01/2049	2,203,215
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/BBB)
800,000	4.375	05/01/2031	786,558
1,065,000	4.500	05/01/2034	1,056,364
Parrish Lakes Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,375,000	5.125	05/01/2043	1,335,737
1,525,000	5.400	05/01/2053	1,474,464
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
795,000	3.500	05/01/2041	632,016
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
3,170,000	4.375	05/01/2036	3,132,780
Peace Creek Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,375,000	5.125	06/15/2043	1,379,741
1,900,000	5.375	06/15/2053	1,913,760
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)(d)
1,000,000	3.250	12/15/2041	795,913
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
650,000	3.300	05/01/2030	591,768
690,000	3.750	05/01/2037	588,983
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
1,000,000	5.000	07/01/2039	1,005,130
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
555,000	3.625	05/01/2040	447,728
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,915,000	3.500	05/01/2037	1,588,018
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (NR/BBB)
2,795,000	4.750	05/01/2033	2,795,724
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000	5.375	11/01/2049	1,049,447

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
$250,000	4.000%	11/01/2039	$ 223,804
1,205,000	4.000	11/01/2050	978,662
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
750,000	3.500	05/01/2041	626,895
Ranches at Lake McLeod Community Development District Special Assessment Bonds for Assessment Area One Series 2023 (NR/NR)
730,000	5.500	06/15/2053	732,746
Reserve At Van Oaks Community Development District Special Assessment Bonds Series 2023 (NR/NR)
965,000	5.375	05/01/2053	966,016
Reunion East Community Development District (NR/NR)
2,170,000	7.200	05/01/2022	22
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
6,820,000	5.000	05/01/2033	6,895,376
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
470,000	4.500	05/01/2039	440,567
1,520,000	4.625	05/01/2050	1,355,936
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
825,000	4.500	05/01/2040	773,863
825,000	4.750	05/01/2050	753,774
Ridge at Apopka Community Development District Special Assessment Bonds Series 2022 (NR/NR)
850,000	5.375	05/01/2042	846,568
2,150,000	5.500	05/01/2052	2,118,705
Ridge at Health Brook Community Development District Capital Improvement RB Series 2023 (NR/NR)
300,000	5.250	05/01/2043	298,879
550,000	5.500	05/01/2053	547,555
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
1,000,000	3.375	05/01/2041	774,626
2,400,000	4.000	05/01/2051	1,880,016
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000	3.625	05/01/2040	833,481
1,000,000	3.875	05/01/2051	768,609
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
1,100,000	4.350	05/01/2051	920,744
River Landing Community Development District Special Assessment Series 2020 B (NR/NR)
885,000	4.250	11/01/2035	810,664
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
1,040,000	3.500	05/01/2041	812,563
910,000	4.000	05/01/2051	712,839

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)(d)
$775,000	3.500%	05/01/2041	$ 605,065
905,000	4.000	05/01/2051	708,997
Rolling Oaks Community Development District Special Assessment Bonds Series 2022 (NR/NR)(d)
1,350,000	6.500	05/01/2053	1,389,312
Rustic Oaks Community Development District Capital Improvement RB Series 2022 (NR\NR)
2,435,000	3.450	05/01/2042	1,900,600
Rye Crossing Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,075,000	5.250	05/01/2053	1,057,409
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
320,000	4.000	06/15/2040	277,289
780,000	4.000	06/15/2050	616,311
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,315,000	4.000	12/15/2051	1,027,778
Saltmeadows Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,020,000	5.500	05/01/2053	1,018,428
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
1,410,000	4.125	06/15/2039	1,241,453
Sandmine Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
650,000	6.000	11/01/2052	670,050
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(d)
375,000	3.125	05/01/2030	348,539
980,000	3.625	05/01/2040	846,024
950,000	3.750	05/01/2050	767,186
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (NR/A1)
4,350,000	4.000	07/01/2048	4,077,043
Savanna Lakes Community Development District Special Assessment Area One Bonds, Series 2023 (NR/NR)(d)
1,065,000	5.375	06/15/2053	1,064,175
Sawgrass Village Community Development District Special Assessment Bonds Series 2023 (NR/NR)
2,300,000	5.750	05/01/2053	2,277,109
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
620,000	3.750	05/01/2040	509,622
1,250,000	4.000	05/01/2051	984,043
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,585,000	4.500	05/01/2042	1,428,409
3,155,000	4.625	05/01/2053	2,726,412

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Seaton Creek Reserve Community Development District Special Assessment Bonds for Assessment Area One Bonds Series 2023 (NR/NR)(d)(h)
$980,000	5.500%	06/15/2053	$ 983,672
Sedona Point Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,185,000	5.000	06/15/2053	1,135,319
Seminole County Industrial Development Authority RB for The Galileo School Foundation, Inc. Series 2021 A (Ba1/NR)(d)
315,000	4.000	06/15/2036	275,906
425,000	4.000	06/15/2041	348,631
1,760,000	4.000	06/15/2051	1,308,653
1,105,000	4.000	06/15/2056	791,612
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
900,000	5.300	10/01/2037	904,689
Seminole Palms Community Development District Special Assessment Bonds Series 2023 (NR/NR)
900,000	5.700	05/01/2053	901,926
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
2,200,000	5.250	11/01/2039	2,216,231
2,815,000	5.375	11/01/2049	2,790,278
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
3,800,000	5.250	11/01/2049	3,710,954
Sherwood Manor Community Development District Special Assessment RB Series 2023 (NR/NR)
825,000	5.500	05/01/2043	834,291
1,435,000	5.625	05/01/2053	1,442,939
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
4,000,000	5.000	05/01/2049	3,800,868
Silverlake Community Development District Special Assessment Bonds Series 2023 (NR/NR)
885,000	5.500	05/01/2053	894,293
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
1,800,000	4.000	05/01/2052	1,400,369
Six Mile Creek Community Development District Capital Improvement RB Series 2021 (NR/NR)
655,000	4.000	05/01/2052	509,579
Six Mile Creek Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,375,000	5.700	05/01/2054	1,377,949
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
1,325,000	3.500	05/01/2041	1,036,163
1,125,000	4.000	05/01/2051	881,350
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
310,000	4.125	11/01/2040	271,065
945,000	4.250	11/01/2050	776,887

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Sorrento Pines Community Development District Special Assessment Bonds for Assessment Area One Series 2023 (NR/NR)
$525,000	5.500%	05/01/2053	$ 526,140
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(d)
2,100,000	5.125	11/01/2039	2,102,652
3,480,000	5.250	11/01/2049	3,392,518
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,310,000	5.000	05/01/2038	1,311,121
2,505,000	5.375	05/01/2049	2,483,192
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
330,000	4.125	11/01/2040	302,258
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1
(NR/A)
770,000	3.500	05/01/2032	752,995
485,000	3.625	05/01/2035	471,169
1,695,000	3.750	05/01/2038	1,581,814
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
470,000	4.875	05/01/2035	470,180
95,000	5.000	05/01/2038	95,042
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250	05/01/2034	2,030,784
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
985,000	3.125	05/01/2041	727,752
725,000	4.000	05/01/2048	579,836
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
365,000	3.600	05/01/2034	321,459
600,000	4.000	05/01/2043	503,224
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
415,000	4.300	05/01/2040	371,243
180,000	4.500	05/01/2046	158,236
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)*
3,055,000	5.800	05/01/2035	2,890,755
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)*
2,640,000	5.800	05/01/2035	1,771,609
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
425,000	4.375	05/01/2029	425,340
1,000,000	5.000	05/01/2039	997,388
1,750,000	5.250	05/01/2049	1,716,874
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(d)
1,245,000	5.125	11/01/2037	1,251,372

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
$1,785,000	5.250%	11/01/2047	$ 1,746,477
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
970,000	4.800	05/01/2035	953,070
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
700,000	4.000	12/15/2041	555,037
475,000	4.000	12/15/2046	355,279
2,350,000	4.000	12/15/2050	1,698,885
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
7,475,000	4.000	08/01/2055	6,082,280
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
2,220,000	4.000	05/01/2052	1,729,296
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)*
418,112	5.500	11/01/2010	213,237
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,130,000	5.000	05/01/2034	2,130,552
Stoneybrook Community Development District Tax Exempt Special Assessment RB for Village of Estero Series 2022-1 (NR/AA-)
1,750,000	4.300	05/01/2052	1,695,838
Stoneybrook North Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
875,000	6.375	11/01/2052	917,791
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000	4.500	06/15/2039	1,036,222
1,100,000	4.625	06/15/2049	987,354
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2023 (NR/NR)
555,000	5.500	06/15/2053	560,483
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,750,000	5.125	11/01/2034	1,803,091
3,495,000	5.500	11/01/2044	3,560,989
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(d)
2,875,000	3.750	12/15/2050	2,315,841
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
420,000	4.000	12/15/2039	366,573
860,000	4.125	12/15/2049	697,967
Storey Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
575,000	5.200	06/15/2042	570,957
925,000	5.375	06/15/2052	909,597

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR\NR)
$1,000,000	4.000%	06/15/2052	$ 792,060
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(d)
325,000	3.300	06/15/2041	251,910
Storey Park Community Development District Special Assessment Bonds for City of Orlando Series 2022 (NR/NR)
1,000,000	5.150	06/15/2052	956,493
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
925,000	4.000	05/01/2052	725,480
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
880,000	3.750	05/01/2040	725,047
1,165,000	4.000	05/01/2050	918,899
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
415,000	3.400	05/01/2041	323,289
280,000	4.000	05/01/2051	221,026
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
705,000	3.750	05/01/2040	622,424
875,000	4.000	05/01/2051	739,598
Sunbridge Stewardship District Special Assessment RB for Weslyn Park Project Series 2022 (NR/NR)
1,000,000	5.200	05/01/2042	975,316
1,800,000	5.350	05/01/2052	1,733,358
Sunbridge Stewardship District Special Assessment RB Series 2022 (NR/NR)
1,550,000	5.500	05/01/2052	1,550,912
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2
(NR/NR)
1,615,000	4.000	05/01/2038	1,432,724
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
595,000	3.750	05/01/2026	584,327
1,550,000	4.000	05/01/2033	1,465,339
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,325,000	5.250	11/01/2034	1,327,193
2,300,000	6.000	11/01/2044	2,306,088
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
715,000	3.375	05/01/2041	556,150
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,110,000	4.800	05/01/2036	1,093,489
1,715,000	5.000	05/01/2046	1,640,637
Tern Bay Community Development District Special Assessment Bonds Series 2022 (NR\NR)
4,400,000	4.000	06/15/2042	3,716,595
6,000,000	4.000	06/15/2052	4,678,410

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Terreno Community Development District Special Assessment Bonds Series 2023 (NR/NR)
$900,000	5.250%	05/01/2053	$ 877,428
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
2,050,000	3.300	12/15/2041	1,560,610
Timber Creek Southwest Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,000,000	4.000	06/15/2040	864,296
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
685,000	3.375	05/01/2032	659,600
1,345,000	3.600	05/01/2037	1,268,641
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
615,000	4.000	05/01/2051	486,153
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (NR/AA)
1,760,000	3.750	05/01/2040	1,690,429
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(d)
375,000	5.625	05/01/2040	382,932
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	5.125	05/01/2039	301,140
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,160,000	4.250	05/01/2037	1,080,442
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(d)
8,310,000	4.400	05/01/2040	7,637,974
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
225,000	5.750	11/01/2027	232,026
1,955,000	6.250	11/01/2044	2,043,581
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
2,645,000	5.375	11/01/2039	2,698,232
5,390,000	5.500	11/01/2049	5,413,911
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,560,000	4.625	06/15/2038	1,488,471
2,440,000	4.750	06/15/2048	2,213,586
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
550,000	4.000	12/15/2040	476,357
1,145,000	4.125	12/15/2049	934,514
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (Baa1/A-)
10,000,000	5.000	04/01/2048	10,276,219

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
$1,085,000	4.625%	05/01/2050	$ 974,992
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(d)
525,000	3.625	05/01/2040	452,680
1,000,000	4.000	05/01/2051	843,936
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
1,700,000	3.000	05/01/2041	1,239,842
1,300,000	4.000	05/01/2052	1,012,019
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(d)
975,000	5.375	11/01/2049	970,219
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(d)
875,000	3.750	05/01/2040	722,548
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
700,000	3.500	11/01/2041	552,655
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
940,000	5.250	11/01/2027	953,356
2,735,000	6.125	11/01/2046	2,810,112
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)(d)
785,000	4.700	11/01/2029	794,649
1,525,000	5.125	11/01/2038	1,535,246
2,165,000	5.375	11/01/2048	2,151,487
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
1,000,000	4.625	05/01/2039	946,027
1,995,000	4.750	05/01/2050	1,791,368
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(d)
4,625,000	4.750	11/01/2048	4,167,720
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000	5.000	11/01/2039	1,194,159
1,850,000	5.125	11/01/2049	1,771,797
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
1,140,000	4.000	11/01/2027	1,125,991
3,160,000	4.625	11/01/2037	3,025,049
2,790,000	4.750	11/01/2047	2,529,418
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
2,420,000	5.625	11/01/2045	2,450,877
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR\NR)
1,400,000	4.000	05/01/2052	1,089,530
Tuckers Pointe Community Development District Special Assessment Revenue Note Series 2022 (NR\NR)
4,200,000	3.625	05/01/2032	3,791,862

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (NR/A)
$2,245,000	4.375%	05/01/2035	$ 2,253,332
Twisted Oaks Pointe Community Development District City of Wildwood, Florida Special Assessment Bonds, Series 2023 Assessment Area One Project (NR/NR)
575,000	5.375	05/01/2043	575,170
Twisted Oaks Pointe Community Development District Special Assessment Bonds for Assessment Area One Series 2023 (NR/NR)
750,000	5.625	05/01/2053	751,616
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
1,695,000	3.500	05/01/2032	1,652,597
2,540,000	3.625	05/01/2037	2,392,194
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
615,000	4.750	05/01/2037	600,346
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
2,300,000	3.750	12/15/2039	1,938,847
3,505,000	4.000	12/15/2049	2,784,100
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(d)
1,000,000	5.000	12/15/2032	1,015,816
1,705,000	5.000	12/15/2037	1,708,134
5,330,000	5.000	12/15/2047	5,083,600
Two Rivers East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
3,190,000	5.875	05/01/2053	3,193,223
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,850,000	5.250	05/01/2052	1,783,362
Two Rivers West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,600,000	6.000	05/01/2043	1,629,546
2,545,000	6.250	05/01/2053	2,589,551
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)(d)
2,415,000	5.500	11/01/2047	2,431,235
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
2,800,000	3.375	05/01/2045	2,398,224
Varrea South Community Development District Capital Improvement RB Series 2023 (NR/NR)
1,375,000	5.400	05/01/2053	1,380,088
V-Dana Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area Two – 2023 Project Area (NR/NR)
1,090,000	5.250	05/01/2043	1,094,899
V-Dana Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
2,305,000	5.500	05/01/2054	2,315,222

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(d)
$1,400,000	4.000%	05/01/2051	$ 1,109,006
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
2,760,000	4.000	05/01/2052	2,172,746
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
320,000	6.000	11/01/2027	332,244
2,050,000	6.500	11/01/2043	2,215,491
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
450,000	6.375	11/01/2027	460,427
2,295,000	7.125	11/01/2044	2,351,776
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(d)
4,655,000	5.125	05/01/2049	4,481,385
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
995,000	5.000	11/01/2039	990,408
1,695,000	5.125	11/01/2049	1,625,343
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
980,000	5.000	11/01/2039	975,477
1,590,000	5.125	11/01/2049	1,524,658
Veranda Community Development District II Special Assessment Area 3 4 & 5 Series 2018 B (NR/NR)
1,205,000	5.875	11/01/2032	1,218,044
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)(d)
350,000	3.600	05/01/2041	277,423
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(d)
550,000	3.600	05/01/2041	435,950
890,000	4.000	05/01/2051	697,173
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
4,355,000	4.000	05/01/2031	4,183,799
1,700,000	4.125	05/01/2034	1,607,914
1,000,000	4.250	05/01/2037	921,477
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB)(d)
1,980,000	4.000	05/01/2031	1,944,328
2,940,000	4.000	05/01/2037	2,794,654
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
735,000	5.125	11/01/2035	744,496
990,000	5.250	11/01/2046	973,064
Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	6.625	11/01/2052	1,047,294

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Verano Community Development District Special Assessment Bonds Series 2023 (NR/NR)
$500,000	5.375%	05/01/2043	$ 503,946
800,000	5.625	05/01/2053	810,774
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	228,559
1,700,000	4.000	05/01/2050	1,341,834
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000	4.000	05/01/2040	319,121
2,015,000	4.000	05/01/2050	1,589,250
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	228,559
1,740,000	4.000	05/01/2050	1,372,355
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
1,625,000	2.600	05/01/2034	1,372,610
Viera Stewardship District Special Assessment RB Series 2021
(NR/NR)
1,630,000	3.125	05/01/2041	1,217,726
1,715,000	4.000	05/01/2053	1,333,749
Viera Stewardship District Special Assessment RB Series 2023 (NR/NR)(h)
1,000,000	5.300	05/01/2043	992,651
2,750,000	5.500	05/01/2054	2,717,562
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
1,000,000	3.750	05/01/2037	863,388
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
9,565,000	3.700	05/01/2050	7,547,918
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(d)
4,120,000	3.250	05/01/2040	3,265,879
9,150,000	3.500	05/01/2051	6,837,932
Village Community Development District No. 15 Special Assessment Rb Series 2023 (NR/NR)(d)(h)
4,600,000	5.250	05/01/2054	4,664,170
Village Community Development District No. 15 Special Assessment RB Series 2023 (NR/NR)(d)(h)
2,050,000	5.000	05/01/2043	2,072,218
Village Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
4,425,000	3.250	05/01/2052	3,117,603
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
1,150,000	5.250	05/01/2053	1,109,588
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR\NR)
1,130,000	4.000	05/01/2052	879,487

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
$885,000	4.625%	05/01/2039	$ 835,400
1,355,000	4.875	05/01/2050	1,235,039
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
555,000	3.750	05/01/2040	457,814
1,000,000	4.000	05/01/2051	783,422
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB-)
1,000,000	3.750	11/01/2031	947,592
1,000,000	4.000	11/01/2036	938,813
1,300,000	4.125	11/01/2046	1,152,685
Waterford Community Development District Capital Improvement RB Series 2023 (NR/NR)
535,000	5.375	05/01/2043	533,340
670,000	5.600	05/01/2053	668,976
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
2,450,000	5.500	05/01/2034	2,463,483
3,810,000	5.750	05/01/2044	3,823,291
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
4,040,000	5.250	05/01/2049	3,944,809
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/BBB+)
3,230,000	4.200	05/01/2036	3,131,324
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
1,640,000	5.125	11/01/2038	1,646,776
2,800,000	5.250	11/01/2049	2,729,612
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,210,000	5.125	11/01/2035	1,214,896
1,945,000	5.500	11/01/2045	1,948,583
Wellness Ridge Community Development District Special Assessment Bonds Series 2023 (NR/NR)
1,320,000	5.125	06/15/2043	1,322,507
1,215,000	5.375	06/15/2053	1,221,932
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
1,215,000	4.250	11/01/2049	1,008,738
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)(d)
570,000	3.625	05/01/2041	451,475
1,545,000	4.000	05/01/2051	1,210,386
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
550,000	5.250	05/01/2052	526,362
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,445,000	3.400	05/01/2041	1,116,793

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
West Villages Improvement District Special Assessment RB for Neighborhood Infrastructure Series 2022 (NR/NR)
$475,000	5.375%	05/01/2042	$ 478,817
1,350,000	5.500	05/01/2053	1,351,140
West Villages Improvement District Special Assessment RB Series 2023 (NR/NR)
850,000	5.375	05/01/2043	854,764
2,265,000	5.625	05/01/2053	2,290,352
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
2,340,000	4.750	05/01/2039	2,239,464
3,790,000	5.000	05/01/2050	3,576,695
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)(d)
460,000	5.000	05/01/2038	462,249
600,000	5.200	05/01/2048	593,265
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000	4.625	05/01/2039	933,491
1,590,000	4.850	05/01/2049	1,452,482
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(d)
800,000	4.100	05/01/2037	725,343
795,000	4.125	05/01/2038	715,479
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000	05/01/2039	1,194,275
2,000,000	5.200	05/01/2050	1,928,608
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
1,650,000	4.000	05/01/2052	1,284,486
Westview North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,150,000	6.000	06/15/2052	1,169,838
Whispering Pines Community Development District Special Assessment Bonds Series 2023 (NR/NR)
830,000	5.500	05/01/2053	834,308
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,100,000	5.750	05/01/2052	1,119,671
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
1,175,000	4.000	05/01/2052	921,300
Wind Meadows South Community Development District Special Assessment Bonds for Assessment Area Two Series 2023 (NR/NR)
1,105,000	5.625	05/01/2053	1,109,868
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
970,000	5.000	11/01/2049	913,472
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
1,770,000	5.000	11/01/2045	1,704,487

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR\NR)
$1,155,000	4.250%	05/01/2052	$ 940,430
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
1,100,000	4.400	11/01/2035	1,036,302
625,000	4.250	05/01/2040	554,417
1,000,000	4.500	05/01/2051	853,978
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
380,000	5.375	05/01/2035	384,014
3,020,000	5.625	05/01/2045	3,038,714
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875	05/01/2036	773,899
1,445,000	5.000	05/01/2047	1,378,985
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
1,585,000	3.700	05/01/2040	1,307,150
1,960,000	3.875	05/01/2050	1,496,180
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
565,000	3.375	05/01/2041	436,155
890,000	4.000	05/01/2051	697,245

			1,351,537,366

Georgia – 1.5%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A1/A)
1,500,000	5.250	07/01/2040	1,534,136
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A2/A-)
1,000,000	4.000	07/01/2040	970,284
Burke County Development Authority Pollution Control RB Fifth Series 1995 (BBB+/A-2/A-)
1,875,000	2.200	10/01/2032	1,505,605
Cherokee County Water and Sewerage Authority Georgia Water and Sewerage RB, Series 2023 (Aa1/AA)
1,200,000	4.000	08/01/2053	1,171,234
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
900,000	5.125	03/01/2052	650,284
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
10,695,000	4.000	01/01/2054	9,060,106
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/NR)(d)
940,000	3.625	01/01/2031	840,788
940,000	5.000	01/01/2036	893,588
4,950,000	5.000	01/01/2054	4,158,524
Main Street Natural Gas Inc. Gas Supply RB Series 2022C (NR/BBB-)(d)
2,400,000	4.000	11/01/2024	2,382,718
2,990,000	4.000	11/01/2025	2,944,026

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
$3,115,000	4.000%	11/01/2026	$ 3,042,131
Main Street Natural Gas Inc. Gas Supply RB Series 2023A (NR/NR)(a)(b)
34,000,000	5.000	06/01/2053	35,202,240
Main Street Natural Gas Inc. Gas Supply RB Series 2023B (NR/NR)(a)(b)
8,175,000	5.000	07/01/2053	8,541,230
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A3/NR)
6,650,000	5.000	05/15/2043	6,662,892
24,850,000	5.000	05/15/2049	25,451,951
Main Street Natural Gas, Inc. Gas Supply RB, Series 2023C (NR/NR)(a)(b)
12,250,000	5.000	09/01/2053	12,860,892
Municipal Electric Authority of Georgia Plant Vogtle Project J Bonds Series 2019A (A3/A)
5,000,000	5.000	01/01/2059	5,037,265
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (Baa1/A)
1,000,000	5.000	01/01/2034	1,059,220
5,000,000	5.000	01/01/2039	5,158,747
13,600,000	5.000	01/01/2049	13,787,624
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(d)
3,500,000	4.000	01/01/2038	3,325,886

			146,241,371

Guam – 0.4%
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)(h)
610,000	5.125	10/01/2034	615,759
220,000	5.250	10/01/2035	221,863
510,000	5.250	10/01/2036	509,523
300,000	5.375	10/01/2040	295,595
975,000	5.375	10/01/2043	961,289
Antonio B Won Pat International Airport Authority RB Refunding Series 2013 C (AMT) (AGM) (Baa2/NR)
1,265,000	6.125	10/01/2043	1,272,315
Antonio B Won Pat International Airport Authority RB Refunding Series 2013 C (AMT) (Baa2/NR)
1,230,000	6.375	10/01/2043	1,237,834
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
1,500,000	3.839	10/01/2036	1,198,366
1,925,000	4.460	10/01/2043	1,458,864
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba2/B+)
7,680,000	5.000	02/01/2040	7,647,792
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB)
500,000	5.000	12/01/2031	514,162
3,000,000	5.000	12/01/2046	2,903,775
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
1,540,000	5.000	01/01/2050	1,563,205

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
$960,000	5.000%		07/01/2035	$ 990,798
Guam Waterworks Authority Water & Wastewater RB Series 2016 (Baa2/A-)
13,300,000	5.000		01/01/2046	13,428,785
Port Authority of Guam RB Series 2018 A (Baa2/A)
2,500,000	5.000		07/01/2048	2,547,778
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Ba1/NR)
1,000,000	5.000		11/01/2035	1,041,836

				38,409,539

Hawaii – 0.2%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Baa1/NR)
6,000,000	3.200		07/01/2039	5,046,563
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
675,000	5.000		05/15/2044	680,656
2,750,000	5.000		05/15/2049	2,755,367
State of Hawaii Department of Budget and Finance Pacific University Special Purpose Revenue Refunding Bonds Series 2018 (NR/NR)(d)
13,220,000	6.000		07/01/2028	13,439,033

				21,921,619

Illinois – 7.8%
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle Green Mount Redevelopment Project Series 2021B (NR/NR)
915,000	3.750		07/01/2041	851,208
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2017G (NR/BB+)
8,000,000	5.000		12/01/2044	7,926,985
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (Ba3/BB)
1,400,000	5.382		12/01/2023	1,391,371
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
16,000,000	6.000		04/01/2046	16,765,686
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (NR/NR)
1,700,000	5.000		04/01/2042	1,719,251
1,625,000	5.000		04/01/2046	1,635,980
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)
9,125,000	0.000	(f)	12/01/2029	7,007,189
6,905,000	0.000	(f)	12/01/2030	5,040,854
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)
370,000	0.000	(f)	12/01/2029	284,127
Chicago Illinois Board of Education GO Bonds Series 2017 A (NR/BB)(d)
5,500,000	7.000		12/01/2046	5,940,147

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)
$22,860,000	0.000	%(f)	12/01/2031	$ 15,961,867
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba3/BB)
8,965,000	5.500		12/01/2029	9,532,781
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB)
20,125,000	5.250		12/01/2035	20,194,190
10,410,000	5.250		12/01/2039	10,433,193
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (Ba3/BB)
2,300,000	5.500		12/01/2030	2,468,153
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba3/BB)
13,525,000	6.038		12/01/2029	13,358,334
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (Ba3/BB)
11,675,000	4.000		12/01/2035	11,088,244
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB)
54,375,000	7.000		12/01/2044	57,094,767
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB)
61,035,000	6.500		12/01/2046	63,935,170
Chicago Illinois Board Of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2017H (NR/BB+)
2,140,000	5.000		12/01/2046	2,098,166
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
1,250,000	5.000		12/01/2030	1,327,366
1,025,000	5.000		12/01/2031	1,088,202
1,000,000	5.000		12/01/2032	1,060,813
1,250,000	5.000		12/01/2034	1,321,011
1,000,000	5.000		12/01/2035	1,051,484
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Ba1/BBB+)
11,545,000	0.000	(f)	01/01/2032	8,018,273
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (Ba1/WR/BBB+)
1,800,000	5.500		01/01/2037	1,830,821
Chicago Illinois GO Bonds Project Refunding Series 2014 A (Ba1/BBB+)
8,375,000	5.250		01/01/2033	8,456,261
6,295,000	5.000		01/01/2034	6,348,507
Chicago Illinois GO Bonds Series 2010 B (Ba1/BBB+)
3,145,000	7.517		01/01/2040	3,548,997
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
4,180,000	5.500		01/01/2039	4,249,067
Chicago Illinois GO Bonds Series 2015 B (NR/BBB+)
743,000	7.375		01/01/2033	795,779
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (Ba1/WR/BBB+)
3,775,000	5.500		01/01/2042	3,828,536

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (Ba1/WR/BBB+)
$2,500,000	5.500%	01/01/2042	$ 2,535,454
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
14,455,000	5.000	01/01/2038	14,603,755
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB+)
1,500,000	6.000	01/01/2038	1,595,768
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2017D (AMT) (NR/A+)
4,765,000	5.000	01/01/2047	4,842,034
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (NR/A)
1,500,000	5.000	01/01/2039	1,514,198
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
5,460,000	4.000	01/01/2052	5,248,058
Chicago Park District GO Bonds Limited Tax Series 2018 A (NR/AA-)
2,585,000	4.000	01/01/2041	2,455,474
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2023 (NR/NR)
6,850,000	5.750	04/01/2048	7,479,107
City of Chicago Board of Education UT GO Bonds for Dedicated Revenues Series 2018D (NR/BB)
14,270,000	5.000	12/01/2046	13,961,113
City of Chicago Board of Education UT GO Bonds Series 2012A (Ba2/BB)
5,000,000	5.000	12/01/2042	4,932,556
City of Chicago Board of Education UT GO Bonds Series 2018D (NR/BB)
6,800,000	5.000	12/01/2046	6,670,924
City of Chicago Board of Education UT GO Bonds Series 2022A (NR/BB)
4,700,000	4.000	12/01/2047	4,110,305
City of Chicago Board of Education UT GO Series 2015E Project Bonds (NR/BB)
1,450,000	5.125	12/01/2032	1,456,920
City of Chicago GO Bonds Project & Refunding Series 2014A (Baa3/BBB+)
10,500,000	5.000	01/01/2036	10,589,250
City of Chicago GO Bonds Series 2019A (NR/BBB+)
3,125,000	5.500	01/01/2049	3,294,110
City of Chicago GO Bonds Series 2023A (Baa3/BBB+)
2,220,000	5.500	01/01/2043	2,372,031
City of Chicago IL GO Bonds Series 2019 (BBB+/NR)
8,765,000	5.000	01/01/2044	8,913,494
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2017D (NR/A+)
10,000,000	5.000	01/01/2052	10,154,497
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
6,900,000	5.500	01/01/2053	7,462,052
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
2,400,000	4.500	01/01/2048	2,376,376

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
$12,000,000	5.250%	01/01/2053	$ 12,605,714
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (NR/A+)
1,000,000	5.500	01/01/2055	1,073,558
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2018A (NR/AA)
10,000,000	4.000	01/01/2043	9,492,356
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (A2/AA)
735,000	5.432	01/01/2042	716,799
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (A2/AA)
7,350,000	6.314	01/01/2044	7,882,831
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
1,750,000	5.800	03/01/2037	1,477,282
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
2,500,000	4.000	11/15/2047	2,456,317
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,066,000	5.625	03/01/2036	1,053,518
Eastern Illinois Economic Development Authority Business District RB for Remington Road & I-57 Business District Series 2023 (NR/NR)
4,875,000	6.000	05/01/2046	4,767,900
Illinois Finance Authority Charter School RB Series 2021A (NR/NR)(d)
2,250,000	5.000	07/01/2051	1,734,564
2,250,000	5.000	07/01/2056	1,687,269
Illinois Finance Authority Multifamily Housing RB Series 2018A-1 (NR/NR)
653,503	5.000	12/01/2053	7
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (NR/BBB+)
715,000	5.000	12/01/2034	748,608
920,000	5.000	12/01/2039	940,371
Illinois Finance Authority RB for Depaul College Prep Foundation Series 2023A (NR/BB+)(d)
4,000,000	5.625	08/01/2053	4,007,426
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
1,200,000	5.000	03/01/2047	1,144,858
1,050,000	5.000	03/01/2052	980,903
Illinois Finance Authority RB for Lake Forest College Series 2022A (BBB-/NR)
2,250,000	5.500	10/01/2047	2,218,973
1,925,000	5.250	10/01/2052	1,798,035
Illinois Finance Authority RB for Plymouth Place Series 2022A (NR/NR)
1,750,000	6.625	05/15/2052	1,777,227
3,500,000	6.750	05/15/2058	3,567,638
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(d)
12,425,000	6.125	04/01/2049	11,668,185

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Roosevelt University Series 2019A (NR/NR)(d)
$1,400,000	6.125%	04/01/2058	$ 1,290,093
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
1,000,000	4.000	10/01/2040	920,398
950,000	4.000	10/01/2050	831,960
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
1,335,000	4.000	05/15/2027	1,294,957
2,825,000	5.000	05/15/2037	2,799,758
1,055,000	5.000	05/15/2047	960,533
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Baa3/NR)
1,500,000	4.000	09/01/2035	1,305,992
1,725,000	5.000	09/01/2036	1,638,665
2,000,000	4.000	09/01/2037	1,670,875
2,000,000	4.000	09/01/2039	1,620,181
1,500,000	5.000	09/01/2040	1,363,741
1,500,000	4.000	09/01/2041	1,177,861
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa2/A-)
500,000	5.000	09/01/2036	512,892
3,470,000	5.000	09/01/2046	3,506,165
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
950,000	5.000	05/15/2051	755,319
765,000	5.000	05/15/2056	593,092
Illinois Finance Authority RB Series 2021 (NR\BB+)(d)
2,125,000	4.000	10/01/2042	1,621,535
Illinois Finance Authority RB Series 2022A (NR/NR)
5,500,000	5.500	06/01/2057	4,776,964
Illinois Finance Authority RB, Columbia College Chicago, Series 2019 (NR/BBB+)
1,175,000	5.000	12/01/2049	1,178,999
Illinois Finance Authority Revenue Refunding Bonds for The Admiral at The Lake Project Series 2017 (NR/NR)
11,945,000	5.000	05/15/2033	10,972,777
Illinois State GO Bonds Series 2013 (Baa2/BBB)
5,050,000	5.500	07/01/2038	5,051,494
Illinois State GO Bonds Series 2014 (Baa2/BBB)
2,525,000	5.000	05/01/2029	2,555,785
10,000,000	5.000	05/01/2030	10,125,121
5,000,000	5.000	05/01/2039	5,021,720
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
9,500,000	5.000	12/01/2035	9,956,851
1,805,000	4.500	12/01/2041	1,808,667
4,730,000	5.000	12/01/2042	4,852,556
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
2,740,000	5.000	11/01/2028	2,916,574
Illinois State GO Bonds Series 2018 A (Baa2/BBB)
1,100,000	5.000	05/01/2032	1,178,137
5,280,000	5.000	05/01/2042	5,435,496
5,280,000	5.000	05/01/2043	5,427,507

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2019 C (Baa2/BBB)
$3,000,000	4.000%		11/01/2042	$ 2,832,176
Illinois State GO Bonds Series 2020 (Baa2/BBB)
1,575,000	5.500		05/01/2039	1,720,816
4,250,000	5.750		05/01/2045	4,627,841
Illinois State GO Bonds Series 2020 C (Baa2/BBB)
1,975,000	4.250		10/01/2045	1,891,474
Illinois State GO Bonds Series 2021 A (Baa2/BBB)
9,000,000	5.000		03/01/2046	9,358,992
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,565,000	6.250		03/01/2034	1,566,060
Metropolitan Pier & Exposition Authority Dedicated State Tax RB for McCormick Place Expansion Series 2002A (Baa3/A-)
11,900,000	0.000	(f)	06/15/2038	6,149,870
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/BBB+)
17,075,000	0.000	(f)	12/15/2032	11,793,810
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL) (NR/NR)
530,000	0.000	(f)	06/15/2030	427,535
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (NR/BBB+)
5,000,000	0.000	(f)	06/15/2030	3,824,419
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (A2/AA)
3,200,000	0.000	(f)	06/15/2044	1,195,433
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (NR/BBB+)
66,700,000	0.000	(f)	12/15/2056	12,418,666
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A2/AA)
18,400,000	0.000	(f)	12/15/2056	3,562,617
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+)
74,600,000	0.000	(f)	12/15/2054	15,452,868
Metropolitan Pier And Exposition Authority Mccormick Place Expansion Project RB, Series 2010B1 (A1/AA)
3,455,000	0.000	(f)	06/15/2045	1,222,263
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (A-/NR)
2,125,000	4.000		06/15/2052	1,907,337
Plano Special Service Area No. 5 Special Tax Bonds for Lakewood Springs Club Series 2006 (NR/NR)
1,428,000	6.000		03/01/2036	1,368,624
Regional Transportation Authority Illinois GO Bonds Series 2016 A (A1/AA)
7,730,000	4.000		06/01/2046	7,637,672

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Bonds Series 2014 (Baa1/BBB+)
$3,435,000	5.250%	02/01/2033	$ 3,464,989
2,665,000	5.250	02/01/2034	2,687,567
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
9,500,000	4.250	12/01/2040	9,383,966
State of Illinois GO Bonds Series 2017 D (Baa2/BBB)
4,910,000	3.250	11/01/2026	4,792,951
State of Illinois GO Bonds Series 2017C (Baa1/BBB+)
15,000,000	5.000	11/01/2029	16,000,048
State of Illinois GO Bonds Series 2020C (A3/A-)
1,000,000	4.000	10/01/2041	951,268
State of Illinois GO Bonds Series 2021A (Baa1/BBB+)
4,520,000	4.000	03/01/2041	4,319,175
State Of Illinois GO Bonds Series 2023B (A3/A-)
3,000,000	5.500	05/01/2047	3,257,446
State of Illinois GO Refunding Bonds Series 2018A (Baa1/BBB+)
8,230,000	5.000	10/01/2028	8,903,267
State of Illinois GO Unlimited Bonds Series 2017 A (Baa2/BBB)
2,750,000	4.000	12/01/2033	2,784,839
7,950,000	4.250	12/01/2037	7,979,002
Upper Illinois River Valley Development Authority Educational Facility RB for Elgin Math & Science Academy Charter School Project Series 2023A (Ba2/NR)(d)
3,170,000	5.750	03/01/2053	3,030,962
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(d)
480,000	5.000	01/01/2045	442,574
1,800,000	5.000	01/01/2055	1,602,213
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
2,000,000	5.000	01/01/2039	1,834,079
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
540,000	4.125	10/01/2041	464,418
2,330,000	4.125	10/01/2046	1,912,678

			745,913,175

Indiana – 0.2%
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (NR/BBB+)
1,300,000	5.000	02/01/2029	1,307,709
1,250,000	5.250	02/01/2034	1,259,961
1,500,000	5.000	02/01/2039	1,504,760
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
400,000	4.000	09/15/2049	330,405
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (NR/BB-)
2,415,000	4.125	12/01/2026	2,388,114
Indiana Finance Authority Midwestern Disaster Relieft RB Series 2012A (NR/NR)
1,000,000	4.250	11/01/2030	994,666
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
865,000	5.000	07/01/2055	783,403

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Ba1/NR)
$1,000,000	3.000%	11/01/2030	$ 905,227
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Ba1/NR)
2,500,000	3.000	11/01/2030	2,263,066
Indiana Finance Authority Student Housing RB Series 2023A (NR/BBB-)
2,100,000	5.000	06/01/2053	2,119,512
5,500,000	5.375	06/01/2064	5,590,527
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (WR/NR)*
7,520,823	6.500	11/15/2031	75
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (NR/A-)
3,300,000	2.500	09/01/2050	2,061,888

			21,509,313

Iowa – 0.3%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds for Iowa Fertilizer Company Project Series 2022 (NR/BBB-)(a)(b)
2,300,000	5.000	12/01/2050	2,351,867
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (BBB-/NR)
15,800,000	5.000	12/01/2050	16,012,093
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
2,050,000	4.000	05/15/2055	1,189,612
3,600,000	5.000	05/15/2055	2,517,836
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (BBB+/NR)
975,000	5.375	10/01/2052	1,007,288
Tobacco Settlement Authority Asset Backed Bonds Class 1 Senior Current Interest Bonds Series 2021A-2 (NR/BBB+)
3,000,000	4.000	06/01/2049	2,691,340

			25,770,036

Kansas – 0.1%
City of Manhattan Health Care Facilities RB Series 2022A (NR\NR)
2,070,000	4.000	06/01/2052	1,425,460
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
1,075,000	4.000	06/01/2046	778,310
City of Prairie Village Special Obligation Tax Increment Revenue Refunding Bonds Series 2021 (NR/NR)
590,000	2.875	04/01/2030	526,499
940,000	3.125	04/01/2036	761,430
City of Topeka Health Care Facilities RB for Brewster Place Series 2022A (NR/NR)
1,775,000	6.500	12/01/2052	1,763,345

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kansas – (continued)
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
$1,155,000	5.000%	05/15/2028	$ 1,118,157
1,215,000	5.000	05/15/2029	1,169,528
2,850,000	5.000	05/15/2034	2,622,593
1,190,000	5.000	05/15/2050	934,467

			11,099,789

Kentucky – 0.4%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022B (NR/NR)(d)
3,150,000	4.450	01/01/2042	3,027,056
3,375,000	4.700	01/01/2052	3,212,233
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY, LLC Project Series 2022A (NR/NR)(d)
1,540,000	4.700	01/01/2052	1,465,730
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A1/A)
2,000,000	2.125	10/01/2034	1,580,960
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A1/A)
3,000,000	2.000	02/01/2032	2,454,962
Kentucky Bond Development Corp. RB for Centre College of Kentucky Series 2021 (A3/A)
750,000	4.000	06/01/2046	693,854
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
205,000	4.000	03/01/2046	180,652
130,000	4.000	03/01/2049	112,684
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (A2/AA)
900,000	4.000	12/01/2041	900,000
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A2/AA)
2,000,000	4.000	06/01/2037	1,938,881
2,925,000	4.000	06/01/2045	2,725,707
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
8,030,000	5.000	08/01/2049	8,225,335
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2013 A (NR/A)
5,000,000	5.750	10/01/2042	5,013,308
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (NR/A)
3,000,000	3.000	10/01/2043	2,307,020

			33,838,382

Louisiana – 1.1%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
1,600,000	5.000	12/01/2034	1,529,416
4,765,000	5.000	12/01/2039	4,236,867
City of New Orleans Public Improvement Bonds Series 2021A (A2/A+)
9,000,000	5.000	12/01/2050	9,439,790

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Juban Crossing Economic Development District Revenue and Refunding Bonds for General Infrastructure Projects Series 2015C (NR/NR)(d)
$6,775,000	7.000%	09/15/2044	$ 6,798,616
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)
1,410,000	5.500	06/01/2052	1,415,830
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(d)
1,900,000	4.125	06/01/2039	1,709,339
2,300,000	4.375	06/01/2048	2,004,705
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
1,810,000	3.200	06/01/2041	1,431,351
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Downsville Community Charter School Project Series 2023 (NR/NR)(d)
5,395,000	6.625	06/15/2062	5,345,669
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Westlake Chemical Corp. Project Series 2017 (NR/BBB)
8,865,000	3.500	11/01/2032	8,535,936
Louisiana Public Facilities Authority RB for Geo Academies Mid-City Project Series 2022 (NR/NR)(d)
930,000	6.125	06/01/2052	923,702
1,325,000	6.250	06/01/2062	1,317,233
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)(d)
900,000	6.250	06/01/2052	852,863
1,850,000	6.375	06/01/2062	1,735,642
Louisiana Public Facilities Authority RB for Lincoln Prepatory School Project Series 2022A (NR/NR)(d)
900,000	6.375	06/01/2052	870,567
1,850,000	6.500	06/01/2062	1,811,395
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
2,000,000	3.000	06/01/2050	1,483,889
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A3/NR)
3,500,000	5.000	07/01/2059	3,541,497
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
12,725,000	4.000	05/15/2042	12,238,788
3,100,000	5.000	05/15/2046	3,149,919
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)(d)
2,470,000	4.000	06/01/2051	1,768,233
2,070,000	4.000	06/01/2056	1,436,069
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)(d)
1,640,000	4.000	06/01/2051	1,174,050
1,065,000	4.000	06/01/2056	738,847
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
12,150,000	5.000	05/15/2042	12,389,467

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A2/A-)
$16,395,000	5.000%	01/01/2045	$ 16,413,102
Parish of St. James RB for NuStar Logistics LP Series 2008 (Ba3/BB-)(a)(b)(d)
1,400,000	6.100	06/01/2038	1,509,238
Parish of St. James RB for NuStar Logistics LP Series 2010 (Ba3/BB-)(d)
2,375,000	6.350	07/01/2040	2,565,909

			108,367,929

Maine – 0.2%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (Baa1/BBB+)
800,000	4.000	01/01/2039	772,512
Finance Authority of Maine RB Series 2021 (NR/NR) (NR/NR)(d)
10,175,000	8.000	12/01/2051	6,691,960
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2018 A (A1/A+)
7,750,000	5.000	07/01/2048	7,936,294

			15,400,766

Maryland – 0.8%
Baltimore County RB for Riderwood Village Facility Series 2020 (NR/NR)
3,000,000	4.000	01/01/2039	2,778,177
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
2,950,000	4.500	09/01/2033	2,903,815
1,500,000	5.000	09/01/2038	1,503,542
City Council of Baltimore Convention Center Hotel Revneue Refunding Bonds Series 2017 (NR/CCC+)
4,900,000	5.000	09/01/2042	4,563,771
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series 2017 (NR/CCC)
1,400,000	5.000	09/01/2028	1,398,587
860,000	5.000	09/01/2039	820,829
6,135,000	5.000	09/01/2046	5,579,542
City of Baltimore Tax Allocation for Harbor Point Special Taxing District Project Series 2019 B (NR/NR)(d)
325,000	3.550	06/01/2034	282,304
200,000	3.700	06/01/2039	166,885
300,000	3.875	06/01/2046	242,360
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(d)
290,000	3.400	06/01/2034	251,317
310,000	3.450	06/01/2035	266,762
550,000	3.500	06/01/2039	457,449
1,650,000	3.625	06/01/2046	1,328,282
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
1,450,000	5.000	07/01/2036	1,467,372

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
$2,370,000	4.000%	01/01/2050	$ 1,995,272
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
1,850,000	4.000	01/01/2045	1,623,164
9,765,000	4.000	01/01/2050	8,283,912
County of Prince George’s Special Obligation Bonds for Westphalia Town Center Project Series 2018 (NR/NR)(d)
1,885,000	5.250	07/01/2048	1,854,832
Frederick County Urbana Community Development Authority Special Tax Series 2020 C (NR/NR)(d)
3,765,000	4.000	07/01/2050	3,289,036
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (NR/BB)
2,375,000	5.000	06/01/2058	2,212,286
Maryland Economic Development Corp. RB for Morgan State University Project Series 2020 (NR/BBB-)
925,000	4.000	07/01/2040	884,253
1,400,000	4.250	07/01/2050	1,300,166
1,175,000	5.000	07/01/2050	1,204,931
2,265,000	5.000	07/01/2056	2,309,122
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa3/NR)
3,250,000	5.000	06/01/2049	3,285,179
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Baa3/NR)
6,155,000	3.997	04/01/2034	4,938,520
Maryland Economic Development Corp. Senior Student Housing RB for Morgan State University Project Series 2022A (NR/BBB-)
1,000,000	5.750	07/01/2053	1,090,030
2,000,000	6.000	07/01/2058	2,216,661
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
1,000,000	4.000	07/01/2050	923,190
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB)
840,000	3.000	10/01/2034	747,266
500,000	4.000	10/01/2040	466,948
Maryland Health & Higher Educational Facilities Authority RB Refunding for Stevenson University, Inc. Series 2021 A (NR/BBB-)
750,000	4.000	06/01/2046	668,199
Maryland Health And Higher Educational Facilities Authority RB for Monocacy Montessori Communities Issue Series 2023 (NR/NR)(d)(h)
900,000	6.250	07/01/2063	902,491
Maryland Health And Higher Educational Facilities Authority RB for Monocacy Montessori Communities Issue Series 2023 (NR/NR)(d)(h)
900,000	6.125	07/01/2053	902,752
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)(d)
1,355,000	5.500	05/01/2052	1,252,064

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (Aa3/AA-)
$13,800,000	0.000	%(f)	05/01/2053	$ 3,413,031
10,125,000	0.000	(f)	05/01/2054	2,382,339
8,750,000	0.000	(f)	05/01/2055	1,958,299
Mayor and City Council of Baltimore City of Baltimore, Maryland Convention Center Hotel Revenue Refunding Bonds, Series 2017 (NR/B)
1,400,000	5.000		09/01/2035	1,392,254
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
1,450,000	5.000		06/01/2051	1,381,040

				76,888,231

Massachusetts – 0.2%
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (Aa1/AA)
2,130,000	3.000		04/01/2044	1,739,127
Massachusetts Development Finance Agency RB for Boston Medical Center Series G (Baa2/BBB)
2,740,000	5.250		07/01/2052	2,873,234
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)(d)
1,000,000	5.000		11/15/2033	1,035,402
900,000	5.000		11/15/2038	913,626
2,350,000	5.125		11/15/2046	2,373,524
Massachusetts Development Finance Agency RB for Merrimack College Series 2022 (NR/BBB-)
2,075,000	5.000		07/01/2052	2,041,832
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (Baa1/BBB+)
1,950,000	5.000		10/01/2036	1,977,090
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
260,000	4.000		12/01/2042	225,962
280,000	5.000		12/01/2042	282,927
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/BB+)(d)
1,000,000	5.000		07/15/2046	864,959
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB+)
2,125,000	5.000		07/01/2044	2,090,565
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR FGIC) (Aa1/AA+)(g) (3M USD LIBOR + 0.57%)
1,040,000	4.120		05/01/2037	1,039,743

				17,457,991

Michigan – 2.3%
City of Detriot, County of Wayne, Unlimited Tax GO Bonds Series 2021A (Ba1/BB+)
725,000	4.000		04/01/2041	641,255

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(a)
$106,985,536	4.000%	04/01/2044	$ 79,678,227
City of Detroit GO Bonds Series 2020 (Ba3/BB-)
465,000	5.500	04/01/2031	496,387
370,000	5.500	04/01/2033	394,342
280,000	5.500	04/01/2034	298,256
300,000	5.500	04/01/2035	318,003
345,000	5.500	04/01/2036	363,091
365,000	5.500	04/01/2037	381,400
395,000	5.500	04/01/2038	410,354
555,000	5.500	04/01/2039	574,636
590,000	5.500	04/01/2040	608,788
1,360,000	5.500	04/01/2045	1,388,114
1,940,000	5.500	04/01/2050	1,967,712
City of Detroit GO Bonds Series 2021 A (Ba3/BB-)
675,000	4.000	04/01/2042	592,043
900,000	5.000	04/01/2050	859,823
City of Detroit GO Bonds Series 2021 B (Ba3/BB-)
1,145,000	2.960	04/01/2027	987,355
950,000	3.110	04/01/2028	807,313
450,000	3.244	04/01/2029	375,037
125,000	3.344	04/01/2030	102,360
475,000	3.644	04/01/2034	375,456
City of Detroit MI GO Bonds Series 2020 (BB-/Ba3)
495,000	5.500	04/01/2032	528,056
City of Detroit UT GO Bonds Series 2021A (Ba2/BB)
2,750,000	5.000	04/01/2046	2,666,574
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
3,495,000	5.000	07/01/2037	3,517,263
11,250,000	5.000	07/01/2048	11,302,193
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)(a)
3,401,333	4.000	04/01/2044	2,533,167
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (A1/AA)(g)
	(3M USD LIBOR + 0.60%)
4,675,000	4.307	07/01/2032	4,426,861
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
3,300,000	5.000	05/15/2037	3,141,193
1,400,000	5.000	05/15/2044	1,249,831
Karegnondi Water Authority Water Supply System RB Refunding for Karegnondi Water Pipeline Series 2018 (NR/A)
1,425,000	5.000	11/01/2045	1,466,046
Kentwood Economic Development Corp. RB for Holland Home Obligated Group Series 2021 (NR/NR)
475,000	4.000	11/15/2045	356,945
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
1,725,000	4.000	11/15/2043	1,327,506

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
$975,000	4.000%		11/15/2050	$ 898,100
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
1,550,000	4.000		02/15/2050	1,440,862
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (A1/AA)
2,175,000	5.000		07/01/2032	2,207,397
1,750,000	5.000		07/01/2033	1,775,726
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A2/A+)
355,000	5.000		07/01/2033	363,900
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (A1/AA)
2,600,000	5.000		07/01/2035	2,633,918
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-2 (A2/A+)
2,100,000	5.000		07/01/2034	2,152,243
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A1/AA-)
750,000	5.000		07/01/2035	767,067
Michigan Finance Authority Public School Academy Limited Obligation Revenue & Revenue Refunding Bonds Series 2021 (BB+/NR)
800,000	4.000		12/01/2041	634,512
1,230,000	4.000		12/01/2051	892,458
Michigan Finance Authority Public School Academy Limited Obligation Revenue Refunding Bonds Series 2021 (NR/NR)
1,525,000	4.250		12/01/2039	1,189,651
1,190,000	5.000		12/01/2046	956,130
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB)
1,000,000	5.000		09/01/2040	907,649
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/A-)
475,000	4.000		09/01/2045	429,146
500,000	4.000		09/01/2050	439,721
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
7,225,000	3.267		06/01/2039	6,436,448
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB-)
1,195,000	5.000		06/01/2049	1,220,899
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)
242,850,000	0.000	(f)	06/01/2065	23,609,319

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Mathematics & Science Initiative RB Refunding Series 2021 (NR/BB+)
$900,000	4.000%		01/01/2031	$ 842,206
1,115,000	4.000		01/01/2041	938,641
1,695,000	4.000		01/01/2051	1,318,786
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A2/AA)
2,545,000	4.125		06/30/2035	2,541,620
Michigan Strategic Fund RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
1,875,000	5.000		05/15/2037	1,784,769
1,400,000	5.000		05/15/2044	1,249,831
Michigan Strategic Fund Variable Rate Limited Obligation RB for Graphic Packaging International Coated Recycled Board Machine Project Green Bonds Series 2021 (NR/BB)(a)(b)
4,700,000	4.000		10/01/2061	4,674,377
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (NR/CCC-)
42,935,000	0.000	(f)	06/01/2052	5,021,158
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)
360,835,000	0.000	(f)	06/01/2058	14,329,263
Star International Academy RB Refunding Series 2020 (NR/BBB)
2,550,000	5.000		03/01/2030	2,609,140
4,080,000	5.000		03/01/2033	4,179,438
Tipton Academy Michigan Public School Academy RB Series 2021 (NR/BB)
5,055,000	4.000		06/01/2051	3,480,961
Universal Academy RB Refunding Series 2021 (NR/BBB-)
1,035,000	4.000		12/01/2040	899,225

				216,960,148

Minnesota – 0.3%
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (A2/NR)
880,000	5.000		05/01/2048	901,938
City of St. Paul Housing & Redevelopment Authority Charter School Lease RB for Higher Ground Academy Project Series 2023 (NR/BB+)
1,630,000	5.500		12/01/2057	1,635,891
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (NR/BBB-)
365,000	4.000		12/01/2040	324,167
425,000	4.000		12/01/2050	355,054
Duluth Economic Development Authority Health Care Facilities RB for Essentia Health Obligated Group Series 2018A (NR/A-)
18,575,000	5.250		02/15/2058	19,156,227
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
1,365,000	4.250		02/15/2048	1,289,774

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
$1,400,000	4.000%	07/01/2036	$ 1,173,394
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Ba2/NR)
755,000	4.000	03/01/2029	741,100
1,260,000	4.000	03/01/2032	1,213,434
685,000	4.200	03/01/2034	660,969
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
2,400,000	5.000	05/01/2047	2,173,643
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
425,000	4.000	12/01/2034	411,502
650,000	4.000	12/01/2040	583,598

			30,620,691

Mississippi – 0.2%
Mississippi Business Finance Corp. Exempt Facilities RB for Enviva Project Series 2022 (NR/B+) (a)(b)
2,400,000	7.750	07/15/2047	1,796,966
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa1/A)
8,900,000	2.375	06/01/2044	5,577,990
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(d)
1,300,000	5.000	10/01/2031	1,362,830
1,430,000	5.000	10/01/2032	1,494,358
1,430,000	5.000	10/01/2033	1,491,931
850,000	4.000	10/01/2034	785,574
700,000	4.000	10/01/2035	639,837
750,000	4.000	10/01/2036	675,190
3,000,000	4.000	10/01/2041	2,510,961

			16,335,637

Missouri – 0.4%
Branson Regional Airport Transport Development District Series 2018A, B, & C (NR/NR)*(a)(d)
545,266	5.000	04/01/2043	16,358
Branson Regional Airport Transport Development District Series 2018B & C (NR/NR)*(a)(d)
2,752,991	5.000	04/01/2043	82,590
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (Ba1/BBB-)
950,000	4.000	03/01/2041	813,218
2,825,000	3.000	03/01/2046	1,953,476
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (Ba1/BBB-)
1,925,000	5.000	03/01/2036	1,959,294
City of St. Louis IDA Tax Increment Financing RB for St. Louis Innovation District Project Series 2022 (NR/NR)
2,550,000	5.000	05/15/2041	2,531,989

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(d)
$4,750,000	5.250%	12/01/2048	$ 4,755,614
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
1,030,000	3.500	11/01/2040	935,919
2,450,000	4.250	11/01/2050	2,052,825
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(d)
1,000,000	5.000	04/01/2036	931,119
1,150,000	5.000	04/01/2046	1,005,610
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
2,430,000	5.000	09/01/2043	2,506,608
2,470,000	5.000	09/01/2048	2,535,588
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
1,065,000	5.000	09/01/2031	1,091,862
1,330,000	5.000	09/01/2033	1,360,771
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
400,000	3.000	10/01/2044	320,987
500,000	3.125	10/01/2049	385,484
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
475,000	3.125	05/01/2035	399,260
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,900,000	4.750	11/15/2047	1,396,882
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)*
1,250,000	5.750	04/01/2027	325,000
Taney County IDA Sales Tax Revenue Improvement Bonds for Big Cedar Infrastructure Project Series 2023 (NR/NR)(d)
4,170,000	6.000	10/01/2049	4,109,932
University City IDA Tax Increment Special District RB for Markets at Olive Project Series 2023A (NR/NR)
2,175,000	4.875	06/15/2036	2,175,787
5,500,000	5.500	06/15/2042	5,499,798

			39,145,971

Nevada – 0.3%
City of Henderson Local Improvement District No. T-21 Local Improvement Bonds Series 2022 (NR\NR)
700,000	3.500	09/01/2045	511,446
470,000	4.000	09/01/2051	367,929
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
290,000	4.250	06/01/2037	280,461
410,000	4.375	06/01/2042	391,376
470,000	4.500	06/01/2047	443,623

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
$480,000	4.000%	06/01/2039	$ 431,870
1,320,000	4.000	06/01/2044	1,128,517
1,315,000	4.000	06/01/2049	1,080,405
City of Las Vegas Special Improvement District No. 815 Special Assessment Series 2020 (NR/NR)
945,000	5.000	12/01/2049	895,908
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
600,000	3.000	06/01/2041	436,252
1,275,000	3.125	06/01/2051	821,231
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
325,000	4.250	06/01/2034	311,601
435,000	4.500	06/01/2039	413,360
320,000	4.625	06/01/2043	300,358
560,000	4.625	06/01/2049	512,942
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (Ba2/NR)(d)
1,720,000	2.750	06/15/2028	1,601,120
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,395,000	5.125	03/01/2025	1,295,908
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
2,185,000	4.000	09/01/2035	2,001,989
Las Vegas Convention & Visitors Authority Convention Center Expansion RB Series 2018B (Aa3/A)
3,700,000	4.000	07/01/2049	3,505,469
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/A)
700,000	5.000	07/01/2030	746,772
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (Aa3/A)
635,000	5.000	07/01/2035	684,296
Las Vegas Convention & Visitors Authority RB Series 2019 B (Aa3/A)
1,325,000	5.000	07/01/2029	1,464,540
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000	5.000	07/01/2045	2,592,954
2,825,000	5.000	07/01/2051	2,745,753

			24,966,080

New Hampshire – 0.6%
New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B2/B)(d)
1,800,000	2.950	04/01/2029	1,618,620
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 A (B1/B) (a)(b)(d)
2,820,000	3.625	07/01/2043	2,152,601
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 B (AMT) (B1/B) (a)(b)(d)
4,890,000	3.750	07/01/2045	3,798,010
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
12,450,000	4.000	01/01/2051	9,458,368

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Hampshire – (continued)
New Hampshire Health and Education Facilities Authority RB for Dartmouth-Hitchcock Obligation Group Series 2020 A (NR/A)
$5,000,000	5.000%	08/01/2059	$ 5,295,428
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
3,000,000	5.000	08/01/2034	3,168,546
7,290,000	5.000	08/01/2035	7,666,257
5,000,000	5.000	08/01/2036	5,230,752
8,055,000	5.000	08/01/2037	8,384,782
5,945,000	5.000	08/01/2038	6,171,808

			52,945,172

New Jersey – 5.3%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
1,205,000	5.000	03/01/2042	1,245,649
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (Baa2/NR)
1,000,000	4.750	06/15/2032	1,000,262
1,000,000	5.000	06/15/2037	1,000,159
1,000,000	5.125	06/15/2043	1,000,099
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (NR/B)
500,000	5.000	07/01/2037	492,584
1,150,000	5.000	07/01/2047	1,062,381
New Jersey Economic Development Authority RB Refunding for New Jersey Natural Gas Co. Series 2011 C (AMT) (A1/NR)
6,000,000	3.000	08/01/2041	4,569,166
New Jersey Economic Development Authority School Facilities Construction Bonds 2016 Series AAA (A3/BBB+)(c)
4,500,000	5.000	12/15/2026	4,821,744
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (Ba3/B+)
5,000,000	5.625	11/15/2030	5,078,707
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 1999 (NR/B+)
14,000,000	5.250	09/15/2029	14,035,461
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 2000 (NR/B+)
5,000,000	5.625	11/15/2030	5,078,707
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (Baa1/BBB)
2,470,000	5.000	06/15/2047	2,538,809
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (Baa1/BBB)
5,000,000	5.000	06/15/2042	5,161,051
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds for Goethals Bridge Replacement Project Series 2013 (NR/BBB+)
1,000,000	5.375	01/01/2043	1,002,819

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Ba2/BB+)
$3,450,000	4.000%		07/01/2042	$ 2,575,195
New Jersey Educational Facilities Authority RB for Seton Hall University Series 2020 C (AGM) (A2/AA)
1,110,000	3.250		07/01/2049	890,779
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology 2020 Series A (NR/BBB+)
1,130,000	5.000		07/01/2035	1,199,753
1,095,000	5.000		07/01/2036	1,153,187
1,980,000	5.000		07/01/2038	2,060,927
1,710,000	5.000		07/01/2045	1,749,275
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (NR/BBB+)
3,350,000	3.000		07/01/2050	2,338,638
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (Baa2/BBB)(c)
1,000,000	5.000		07/01/2026	1,056,447
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (A2/AA)
9,700,000	4.125		07/01/2038	9,645,023
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (A1/AA)
25,400,000	0.000	(f)	12/15/2034	16,415,278
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (A3/BBB+)
94,365,000	0.000	(f)	12/15/2036	54,284,117
New Jersey Transportation Trust Fund Authority RB Series 2016 (A+/Baa1)
1,335,000	5.000		06/15/2030	1,395,976
New Jersey Transportation Trust Fund Authority RB Series 2018 (BBB/Baa1)
7,180,000	5.000		12/15/2033	7,754,861
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (Baa1/BBB)
114,955,000	0.000	(f)	12/15/2035	69,984,903
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (Baa1/BBB)
47,575,000	0.000	(f)	12/15/2035	28,787,680
46,515,000	0.000	(f)	12/15/2038	23,907,789
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)
12,000,000	0.000	(f)	12/15/2026	10,615,121
1,900,000	0.000	(f)	12/15/2034	1,214,208
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (Baa1/BBB)
21,100,000	5.000		06/15/2038	21,305,607
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (Baa1/BBB)
2,525,000	5.250		06/15/2041	2,569,497
5,075,000	5.000		06/15/2045	5,120,500

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
$1,770,000	5.000%		06/15/2046	$ 1,784,974
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (A2/AA)
11,150,000	0.000	(f)	12/15/2033	7,566,069
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)
24,445,000	0.000	(f)	12/15/2030	18,627,511
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (Baa1/BBB)
52,985,000	0.000	(f)	12/15/2036	30,279,947
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (Baa1/BBB)
3,355,000	0.000	(f)	12/15/2033	2,253,391
1,565,000	0.000	(f)	12/15/2036	894,368
16,175,000	0.000	(f)	12/15/2039	7,886,432
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (Baa1/BBB)
6,120,000	4.000		12/15/2031	6,310,264
6,070,000	5.000		12/15/2035	6,468,758
5,275,000	4.250		12/15/2038	5,324,380
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (Baa1/BBB)
935,000	3.000		06/15/2050	702,097
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2020 Series AA (A3/BBB+)
5,000,000	4.000		06/15/2050	4,713,127
New Jersey Transportation Trust Fund Authority Transportation Program Bonds, 2023 Series AA (A2/A-)
5,325,000	4.250		06/15/2044	5,268,853
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (Baa1/BBB)
5,675,000	5.000		06/15/2034	6,128,199
7,000,000	5.250		06/15/2043	7,368,049
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2023 Series A (A2/A-)
5,200,000	4.250		06/15/2040	5,221,990
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
1,500,000	4.500		01/01/2048	1,560,793
5,025,000	5.250		01/01/2052	5,632,281
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
900,000	5.500		07/01/2058	908,098
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (AMT) (NR/Baa1)
27,340,000	5.000		01/01/2048	27,517,551
South Jersey Transportation Authority Transportation System RB 2022 Series A (Baa2/BBB+)
1,500,000	4.625		11/01/2047	1,522,744
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
27,965,000	5.000		06/01/2046	28,072,251

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(d)
$11,570,000	6.750%		12/01/2041	$ 7,538,462

				503,662,948

New Mexico – 0.1%
City of Santa Fe RB for El Castillo Retirement Residences Obligated Group Project Series 2019 A (NR/NR)
500,000	5.000		05/15/2044	427,139
1,000,000	5.000		05/15/2049	820,809
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
500,000	4.000		09/01/2033	514,984
375,000	4.000		09/01/2034	383,818
300,000	4.000		09/01/2035	304,811
1,200,000	4.000		09/01/2040	1,154,454
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Recepits Tax Increment Bonds Series 2022 (NR/NR)(d)
2,250,000	4.250		05/01/2040	1,889,925

				5,495,940

New York – 6.4%
Brooklyn Arena Local Development Corp. Pilot RB for Barclays Center Project Series 2009 (NR/NR)
9,610,000	0.000	(f)	07/15/2045	3,081,933
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (A2/AA)
1,240,000	3.000		07/15/2043	963,868
Brooklyn Arena Local Development Corp. Pilot Revenue Refunding Bonds for Barclays Center Series 2016A (NR/NR)
16,240,000	5.000		07/15/2042	16,255,326
Brooklyn Arena Local Development Corp. RB for Brooklyn Events Center LLC Series 2009 (Ba1/NR)
5,740,000	0.000	(f)	07/15/2046	1,736,466
Brooklyn Arena Local Development Corp. RB Refunding for Brooklyn Events Center LLC 2016 A (Ba1/NR)
2,250,000	5.000		07/15/2028	2,318,092
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/BB+)
1,175,000	5.000		06/15/2052	1,090,356
950,000	5.000		06/15/2057	870,505
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
670,000	5.000		07/01/2052	667,330
505,000	5.000		07/01/2056	494,610
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(d)
2,975,000	5.000		12/01/2051	2,486,844
3,080,000	5.000		12/01/2055	2,518,568
Build NYC Resource Corp. RB for Kipp NYC Public School Facilities Canal West Project Series 2022 (NR/BBB-)
2,750,000	5.250		07/01/2052	2,808,015
3,625,000	5.250		07/01/2057	3,682,092
5,000,000	5.250		07/01/2062	5,060,715

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)(d)
$590,000	4.000%		06/15/2051	$ 430,379
450,000	4.000		06/15/2056	318,418
Build NYC Resource Corp. RB for Shefa School Series 2021 A (NR/NR)(d)
850,000	2.500		06/15/2031	697,290
4,965,000	5.000		06/15/2051	4,254,196
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)(d)
6,125,000	6.500		07/01/2042	6,105,098
1,900,000	6.500		07/01/2052	1,867,147
1,850,000	6.500		07/01/2057	1,788,636
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)(d)
1,900,000	9.750		07/01/2032	1,844,423
Build NYC Resource Corporation RB for Classical Charter Schools Project Series 2023A (NR/BBB-)
625,000	4.750		06/15/2058	578,950
City of New York GO Bonds Fiscal 2014 Series I Subseries I-2 (AA/Aa2)(a)(b)
5,300,000	2.200		03/01/2040	5,300,000
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt Bonds Subseries D-1 (AA/Aa2)
4,100,000	4.500		05/01/2049	4,233,046
City of New York GO Tax Exempt Adjustable Rate Remarketed Bonds 2020 Series D (Aa2/AA)(a)(b)
1,790,000	3.400		10/01/2046	1,790,000
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
5,250,000	4.000		03/01/2050	5,114,374
Dutchess County Local Development Corp. RB for Health QuestSystems Obligated Group Series 2016 B (Baa2/A-)
18,375,000	5.000		07/01/2046	18,456,280
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BB+)
4,290,000	5.000		07/01/2045	4,342,510
7,750,000	5.000		07/01/2051	7,776,641
Empire State Development New York State Urban Development Corp. State Personal Income Tax RB Series 2020E (NR/AA+)
1,710,000	3.000		03/15/2050	1,308,871
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(d)
66,000,000	0.000	(f)	06/01/2060	3,932,551
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (NR/BBB)
670,000	5.000		07/01/2030	693,812
900,000	5.000		07/01/2033	928,001
815,000	5.000		07/01/2035	836,621
640,000	5.000		07/01/2036	653,971
475,000	5.000		07/01/2038	481,915
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 A (NR/NR)
5,060,000	5.250		07/01/2056	3,973,653

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metransportation Revenue Green Bonds for Tropolitan Transportation Authority Series 2016A (A3/BBB+)
$2,740,000	5.250%		11/15/2056	$ 2,766,701
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/BBB+)
645,000	5.000		11/15/2027	666,677
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/BBB+)
7,950,000	4.750		11/15/2045	8,091,252
3,835,000	5.000		11/15/2050	3,969,795
2,000,000	5.250		11/15/2055	2,097,215
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (A3/BBB+)
10,185,000	4.000		11/15/2050	9,451,796
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
4,705,000	5.000		11/15/2033	5,165,013
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A3/BBB+)
950,000	4.000		11/15/2035	942,641
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-2 (A3/BBB+)
650,000	0.000	(f)	11/15/2040	285,899
Metropolitan Transportation Authority RB Refunding Series 2016 B (A3/BBB+)
545,000	5.000		11/15/2027	567,442
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/BBB+)
740,000	5.000		11/15/2029	769,030
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (A3/BBB+)
1,635,000	5.000		11/15/2029	1,682,839
Metropolitan Transportation Authority RB Series 2013 A (A3/BBB+)
2,240,000	5.000		11/15/2043	2,240,009
Metropolitan Transportation Authority RB Series 2016 C-1 (A3/BBB+)
595,000	5.000		11/15/2028	618,928
Metropolitan Transportation Authority RB Subseries 2014 D-1 (A3/BBB+)
1,115,000	5.000		11/15/2039	1,120,682
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019C (AA/A3)
1,785,000	4.000		11/15/2048	1,742,500
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020A-1 (A3/BBB+)
4,435,000	4.000		11/15/2040	4,305,051
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A3/BBB+)
23,200,000	5.000		11/15/2045	24,204,022
Metropolitan Transportation Authority Transportation Revenue Green Bonds Subseries 2020A-1 (AA/A3)
14,715,000	4.000		11/15/2050	14,293,639
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3\BBB+)
9,415,000	4.000		11/15/2045	8,887,480

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)
$202,665,000	0.000	%(f)	06/01/2060	$ 11,464,678
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500		02/15/2048	1,961,999
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A2/AA)
10,025,000	3.000		01/01/2046	7,700,105
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
14,470,000	3.000		03/01/2049	10,889,720
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
1,975,000	3.000		03/01/2049	1,431,808
New York City Resource Corp. RB Refunding for YMCA of Greater New York Project Series 2015 (Baa2/BBB)(c)
1,000,000	5.000		08/01/2025	1,040,090
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
178,305,000	0.000	(f)	06/01/2060	11,366,302
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)(d)
3,250,000	5.150		11/15/2034	3,256,978
12,670,000	5.375		11/15/2040	12,692,957
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)(d)
18,750,000	7.250		11/15/2044	18,976,800
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(d)
44,670,000	5.000		11/15/2044	43,918,829
New York Liberty Development Corp. Revenue Refunding Bonds for World Trade Center Project Series 2021A (NR/AA)
10,585,000	3.000		11/15/2051	7,714,624
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A2/NR)
1,250,000	2.625		09/15/2069	1,140,992
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa2/NR)
1,430,000	2.800		09/15/2069	1,302,699
New York State Dormitory Authority Personal Income Tax General Purpose RB Series 2020A (Aa1/NR)
1,695,000	4.000		03/15/2043	1,678,892
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (NR/NR)
750,000	5.000		07/01/2051	750,384
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
150,000	3.560		07/01/2026	141,741
150,000	3.670		07/01/2027	140,458
60,000	3.760		07/01/2028	55,550
300,000	3.820		07/01/2029	274,541

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
$715,000	4.000%	07/01/2031	$ 705,285
870,000	4.000	07/01/2032	853,930
925,000	4.000	07/01/2033	902,978
845,000	4.000	07/01/2035	812,282
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (AGM) (A2/AA)
8,480,000	3.000	09/01/2050	6,309,072
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
4,160,000	4.000	09/01/2045	3,605,484
2,325,000	4.000	09/01/2050	1,971,090
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B/NR) (a)(b)(d)
1,685,000	2.875	12/01/2044	1,491,461
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B2/B) (a)(b)
2,905,000	2.750	09/01/2050	2,790,515
New York State Thruway Authority New York State Personal Income Tax Revenue Green Bonds Series 2022C (NR/AA+)
10,000,000	5.000	03/15/2053	10,874,807
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (AA/NR)
975,000	4.000	12/01/2040	956,107
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
4,745,000	5.000	01/01/2029	4,922,391
7,060,000	5.000	01/01/2030	7,329,804
5,250,000	5.000	01/01/2033	5,446,886
10,465,000	4.000	01/01/2036	10,200,898
10,000,000	5.000	01/01/2036	10,311,737
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (Baa3/NR)
7,720,000	4.000	10/01/2030	7,695,967
7,580,000	5.000	10/01/2035	7,935,243
12,975,000	5.000	10/01/2040	13,253,912
4,405,000	4.375	10/01/2045	4,291,584
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
10,000,000	4.000	04/30/2053	8,499,283
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
700,000	4.000	12/01/2039	670,962
1,005,000	4.000	12/01/2042	938,237
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (NR/NR)
11,790,000	5.000	07/01/2041	11,783,828
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (Baa3\NR)
10,000,000	4.000	07/01/2046	8,780,558

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (NR/NR)
$30,735,000	5.250%	01/01/2050	$ 30,771,648
New York Transportation Development Corp. Special Facilities RB for Laguardia Airport Terminal B Redevelopment Project Series 2018 (NR/NR)
2,790,000	5.000	01/01/2028	2,894,846
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (Baa3/NR)
5,000,000	4.000	07/01/2033	4,904,851
2,000,000	5.000	07/01/2034	2,009,298
2,500,000	4.000	07/01/2041	2,285,059
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (NR/B-)
7,950,000	5.250	08/01/2031	8,270,010
9,565,000	5.375	08/01/2036	9,707,801
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (B-/NR)
4,590,000	5.000	08/01/2026	4,597,734
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
625,000	4.000	12/01/2033	636,111
540,000	4.000	12/01/2034	548,042
505,000	4.000	12/01/2035	509,458
610,000	4.000	12/01/2036	609,968
740,000	4.000	12/01/2037	731,642
490,000	4.000	12/01/2038	480,247
1,470,000	3.000	12/01/2039	1,212,136
980,000	3.000	12/01/2040	794,864
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
405,000	4.000	07/01/2039	351,621
4,835,000	3.000	07/01/2044	3,272,886
Port Authority of New York Consolidated Bonds 234th Series (Aa3/AA-)
2,300,000	5.500	08/01/2052	2,516,982
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A-/A3)
6,510,000	4.250	05/01/2052	6,386,283
Town of Hempstead Local Development Corp. Education RB for Evergreen Charter School Project Series 2022A (NR/BB)
5,155,000	5.500	06/15/2057	5,030,995
Triborough Bride & Tunnel Authority Sales Tax RB for TBTA Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
18,150,000	4.250	05/15/2058	17,986,189
Triborough Bridge and Tunnel Authority General Revenue Bond Series 2022A (Aa3/AA-)
7,500,000	5.500	11/15/2057	8,414,466

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (A3/BBB+)
$945,000	4.000%	09/01/2040	$ 872,197
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (Baa2/BBB-)
4,500,000	5.000	11/01/2046	4,361,706
Western Regional Off-Track Betting Corp. RB Refunding Series 2021 (NR/NR)(d)
1,785,000	4.125	12/01/2041	1,346,237
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
475,000	5.000	10/15/2039	440,944
610,000	5.000	10/15/2049	546,045
530,000	5.000	10/15/2054	467,693
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
725,000	5.000	10/15/2040	682,529
1,325,000	5.000	10/15/2050	1,182,203

			611,667,253

North Carolina – 0.3%
Charlotte-Mecklenburg Hospital Authority Healthcare System Variable Rate Health Care Refunding RB Series 2007B (Aa3/AA-)(a)(b)
1,855,000	2.200	01/15/2038	1,855,000
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AA/Baa2)
2,000,000	5.500	07/01/2052	2,170,187
North Carolina Department of Transportation Tax Exempt Private Activity Bonds Series 2015 (NR/NR)
3,345,000	5.000	12/31/2037	3,364,400
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
365,000	4.000	09/01/2046	296,242
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
1,000,000	4.000	03/01/2041	777,557
5,575,000	4.000	03/01/2051	3,866,599
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
1,400,000	5.000	10/01/2045	1,238,597
3,260,000	5.000	10/01/2050	2,797,761
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (A2/AA-)
3,325,000	3.000	07/01/2045	2,643,681
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000	4.000	07/01/2039	1,208,927
1,650,000	5.000	07/01/2039	1,515,242
1,035,000	4.000	07/01/2044	768,704
1,160,000	5.000	07/01/2044	1,015,043

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)(c)
$2,000,000	5.000%		09/01/2024	$ 2,042,638

				25,560,578

North Dakota – 0.0%
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (Baa2/AA)
1,925,000	3.000		12/01/2051	1,373,950

Ohio – 4.2%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
8,200,000	3.000		06/01/2048	6,317,354
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
88,995,000	5.000		06/01/2055	83,344,859
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)
239,065,000	0.000	(f)	06/01/2057	29,569,830
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset Backed Refunding Bonds Series 2020 (NR/BBB+)
2,080,000	4.000		06/01/2048	1,925,110
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250		11/01/2037	2,224,085
1,000,000	5.250		11/01/2047	868,992
2,320,000	5.250		11/01/2050	1,993,396
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba3/B)
22,500,000	5.375		09/15/2027	22,563,178
Cleveland-Cuyahoga County Port Authority Tax Allocation for Flats East Bank TIF District Series 2021 B (NR/NR)(d)
1,030,000	4.500		12/01/2055	904,462
Cleveland-Cuyahoga County Port Authority Tax Allocation Refunding for Flats East Bank TIF District Series 2021 A (NR/BB)(d)
1,345,000	4.000		12/01/2055	1,141,661
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
1,655,000	5.000		05/15/2032	1,590,729
2,775,000	5.375		05/15/2037	2,630,600
3,910,000	5.500		05/15/2042	3,665,544
County of Cuyahoga Hospital RB Series 2017 (Baa3\BBB-)
6,250,000	5.000		02/15/2037	6,338,833
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
550,000	4.000		09/01/2040	474,682
825,000	4.000		09/01/2045	671,070
1,075,000	5.000		09/01/2049	986,006
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
8,280,000	5.250		11/15/2055	7,135,333

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2015B (Ba2/BB)
$780,000	4.000%	11/15/2045	$ 553,030
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Ba2/BB)
38,575,000	5.250	11/15/2048	33,664,233
County of Summit Green Local School District Improvement Bonds Series 2022A (NR/AA)
4,205,000	5.500	11/01/2059	4,615,694
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa3/BBB-)
29,500,000	8.223	02/15/2040	33,506,979
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
7,520,000	5.000	02/15/2042	7,537,470
7,500,000	4.750	02/15/2047	7,127,828
5,950,000	5.000	02/15/2057	5,835,764
1,020,000	5.500	02/15/2057	1,032,573
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
13,400,000	5.000	12/01/2051	12,586,180
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (NR/NR)
2,000,000	5.000	01/01/2042	1,828,448
1,610,000	5.000	01/01/2046	1,436,328
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (Ba2/BB+)
8,000,000	5.000	02/15/2048	7,395,506
Northeast Ohio Medical University RB Refunding Series 2021 A (Baa2/NR)
450,000	3.000	12/01/2040	349,859
200,000	4.000	12/01/2045	176,627
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(d)
1,375,000	3.750	01/15/2028	1,353,609
4,230,000	4.250	01/15/2038	4,087,386
20,960,000	4.500	01/15/2048	19,856,488
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (Ba1/NR)
2,000,000	3.250	09/01/2029	1,864,826
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
4,790,000	5.000	12/01/2050	4,237,076
Ohio State Higher Education Facilities RB Series 2020 (NR/NR)
10,060,000	5.000	01/15/2050	9,885,720
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(d)
1,075,000	5.000	12/01/2033	1,069,316
2,085,000	5.000	12/01/2038	1,947,520
5,000,000	5.000	12/01/2048	4,472,644
Ohio State RB Refunding for University Hospitals Health System, Inc. Obligated Group Series 2020 A (A2/A)
2,000,000	3.000	01/15/2045	1,526,677

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)(a)(b)
$2,750,000	4.375%	06/15/2056	$ 2,638,065
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(d)
2,095,000	4.250	12/01/2050	1,609,385
Port of Greater Cincinnati Development Authority Special Obligation Development TIF RB, Series 2016B (NR/NR)
4,225,000	5.000	12/01/2046	3,950,672
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(d)
4,725,000	6.500	12/01/2030	4,034,288
17,050,000	7.000	12/01/2042	12,749,122
State of Ohio Higher Educational Facility RB for Capital University 2022 Project (NR/BBB-)
1,800,000	6.000	09/01/2047	1,857,433
2,925,000	6.000	09/01/2052	3,002,266
State of Ohio Hospital RB for University Hospital Health System Series 2021A (A/A2)
22,915,000	4.000	01/15/2046	21,460,246
State of Ohio Hospital RB Series 2020A (A2/A)
5,745,000	4.000	01/15/2050	5,299,255
Toledo-Lucas County Port Authority Parking System RB Series 2021 (NR/NR)
1,475,000	4.000	01/01/2043	1,220,171
950,000	4.000	01/01/2046	763,185
950,000	4.000	01/01/2051	728,274
2,520,000	4.000	01/01/2057	1,882,177

			403,488,044

Oklahoma – 0.8%
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (Baa1/A-)
1,075,000	4.000	09/01/2045	898,728
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A2/AA)
2,400,000	4.000	08/15/2052	2,240,864
2,000,000	4.125	08/15/2057	1,889,772
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Baa3/BB+)
26,960,000	5.500	08/15/2057	25,495,139
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba2/BB-)
1,050,000	5.500	08/15/2052	1,000,774
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba3/BB-)
2,050,000	5.250	08/15/2048	1,899,901
Oklahoma Water Resources Board Revolving Fund RB for Drinking Water Program Series 2023A (NR/AAA)
1,000,000	4.000	04/01/2048	972,789
4,000,000	4.125	04/01/2053	3,922,481
Tulsa Authority for Economic Opportunity Increment District No. 8 Tax Allocation for Santa Fe Square Project Series 2021 (NR/NR)(d)
2,465,000	4.375	12/01/2041	2,063,316

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – (continued)
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
$4,680,000	5.500%	12/01/2035	$ 4,688,042
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/2035	24,341,757
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (NR/B-)(a)(b)
11,470,000	5.000	06/01/2035	11,543,980

			80,957,543

Oregon – 0.1%
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000	5.250	11/15/2050	119,741
225,000	5.375	11/15/2055	208,011
Oregon State Facilities Authority RB Refunding for Willamette University Series 2021 A (Baa2/BBB)
2,000,000	4.000	10/01/2051	1,688,081
Port of Portland International Airport RB Series 28 (NR/AA-)
2,400,000	4.000	07/01/2047	2,277,728
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (A3/NR)(d)
860,000	5.000	11/01/2039	921,933
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
1,825,000	5.000	11/15/2051	1,404,934

			6,620,428

Pennsylvania – 2.9%
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
32,000,000	4.000	04/01/2044	28,866,170
Allegheny County IDA Penn Hills Charter School of Entrepeneurship Series A (BB/NR)
1,305,000	4.000	06/15/2041	1,053,924
975,000	4.000	06/15/2051	713,308
1,070,000	4.000	06/15/2056	759,463
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B1/BB-)
3,900,000	4.875	11/01/2024	3,923,807
3,150,000	5.125	05/01/2030	3,230,851
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
1,500,000	5.000	05/01/2042	1,514,028
Allentown Neighborhood Improvement Zone Development Authority Subordinate Tax RB for City Center Project Series 2022 (NR/NR)(d)
6,275,000	5.250	05/01/2042	6,274,512
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba3/NR)(d)
1,400,000	5.000	05/01/2032	1,425,226
8,970,000	5.000	05/01/2042	8,971,590

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba3/NR)(d)
$250,000	5.000%	05/01/2028	$ 255,073
1,000,000	5.000	05/01/2033	1,018,843
2,750,000	5.000	05/01/2042	2,740,604
Berks County IDA Health System RB for Tower Health Project Series 2017 (BB-/NR)
8,745,000	5.000	11/01/2050	5,644,504
Berks County Industrial Development Authority Health System RB for Tower Health Project Series 2017 (NR/B)
1,450,000	3.750	11/01/2042	864,136
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (WR/BB-)
950,000	5.000	11/01/2029	616,144
1,745,000	5.000	11/01/2030	1,131,192
1,425,000	5.000	11/01/2034	922,333
9,500,000	4.000	11/01/2047	5,657,971
Bucks County IDA Hospital RB for Grand View Hospital Project Series 2021 (BB+/NR)
11,200,000	4.000	07/01/2051	7,875,459
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BB+)
4,005,000	5.000	07/01/2054	3,409,674
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
1,250,000	5.000	10/01/2037	1,248,642
Chester County IDA RB for Collegium Charter School Project Series 2022 (NR/BB)(d)
2,850,000	6.000	10/15/2052	2,849,688
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (Ba2/NR)
500,000	5.000	08/01/2035	493,300
1,000,000	5.000	08/01/2045	943,785
Clairton Municipal Authority Sewer RB Series 2012 B (NR/BBB+)
1,000,000	5.000	12/01/2042	1,000,440
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (A1/AA)
6,000,000	4.000	06/01/2039	5,898,368
Cumberland County Municipal Authority RB Refunding Series 2015 (NR/NR)(c)
145,000	5.000	01/01/2025	148,802
Cumberland County Municipal Authority RB Series 2015 (CASH/ US GOVT SECURITIES) (NR\NR)(c)
610,000	5.000	01/01/2025	625,993
Cumberland County Municipal Authority RB Series 2015 (NR\NR)
745,000	5.000	01/01/2038	746,052
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB)(d)
5,100,000	5.875	10/15/2040	5,069,392
17,325,000	6.250	10/15/2053	17,376,881

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Dauphin County General Authority University RB for Harrisburg University of Science & Technology Project Series 2017 (NR/BB)(d)
$1,050,000	5.000%	10/15/2034	$ 989,374
Doylestown Hospital Authority Commonwealth of Pennsylvania Hospital RB 2013 Series A (B3/CCC)
3,830,000	5.000	07/01/2025	3,749,147
4,020,000	5.000	07/01/2026	3,911,842
1,070,000	5.000	07/01/2027	1,035,338
1,925,000	5.000	07/01/2028	1,856,362
Doylestown Hospital Authority Hospital RB 2016 Series A (B3/CCC)
550,000	5.000	07/01/2041	475,818
1,650,000	5.000	07/01/2046	1,379,067
Doylestown Hospital Authority RB Series 2019 A (Ba1/BBB-)
1,800,000	4.000	07/01/2045	1,307,436
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000	12/01/2043	907,354
900,000	5.000	12/01/2048	710,724
1,750,000	5.000	12/01/2053	1,345,476
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (A1/AA-)(g) (3M USD LIBOR + 0.77%)
52,950,000	4.320	05/01/2037	47,554,130
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
750,000	5.000	03/01/2045	613,420
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
300,000	5.000	03/01/2033	309,016
315,000	5.000	03/01/2034	323,909
450,000	4.000	03/01/2035	417,081
465,000	4.000	03/01/2036	423,608
275,000	4.000	03/01/2037	245,940
335,000	4.000	03/01/2039	290,454
250,000	4.000	03/01/2040	213,894
250,000	4.000	03/01/2041	211,378
625,000	4.000	03/01/2046	501,669
675,000	4.000	03/01/2051	520,750
Mercer County Industrial Development Authority College RB for Thiel College Project Series 2020 (NR/NR)(d)
2,420,000	6.125	10/01/2050	1,810,185
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communitiies Obligated Group Series 2020C (NR/NR)
2,365,000	5.000	11/15/2045	2,245,815
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,900,000	5.000	11/01/2044	1,638,157
2,100,000	5.000	11/01/2049	1,758,209

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (NR/BBB+)
$945,000	5.000%	05/01/2044	$ 900,632
1,245,000	5.000	05/01/2049	1,158,545
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
2,250,000	4.000	07/01/2046	1,822,731
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (NR/AA)
5,000,000	5.000	12/31/2057	5,113,742
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (NR/NR)
1,375,000	5.250	06/30/2053	1,427,019
6,825,000	6.000	06/30/2061	7,602,975
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (WR/AA)(g)
(3M USD LIBOR + 0.60%)
7,210,000	4.307	07/01/2027	7,128,699
(3M USD LIBOR + 0.65%)
10,850,000	4.357	07/01/2039	9,719,728
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (NR/BB)
5,645,000	5.000	05/01/2042	4,642,176
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (Baa3/NR)
365,000	5.000	07/01/2031	365,298
400,000	5.000	07/01/2035	389,795
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
1,705,000	5.250	06/15/2052	1,571,918
Philadelphia Authority for Industrial Development Charter School RB for Tacony Academy Charter School Project Series 2023 (NR/BB+)(d)(h)
1,150,000	5.375	06/15/2038	0
1,600,000	5.500	06/15/2043	0
Philadelphia Authority For Industrial Development La Salle University RB Series 2017 (NR/BB-)
3,480,000	4.000	05/01/2042	2,462,519
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
2,225,000	5.000	06/15/2050	1,997,708
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (NR/BBB-)
310,000	5.000	08/01/2040	310,221
1,075,000	5.000	08/01/2050	1,037,248
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
500,000	5.000	07/01/2028	517,503
2,000,000	5.000	07/01/2029	2,069,931
2,000,000	5.000	07/01/2030	2,067,355
2,615,000	5.000	07/01/2031	2,699,624

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
$500,000	5.000%	07/01/2032	$ 515,487
2,595,000	5.000	07/01/2033	2,671,890
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/BB+)
2,150,000	5.000	11/15/2028	2,122,068
Susquehanna Area Regional Airport Authority Airport System RB Series 2017 (Baa3/NR)
2,325,000	5.000	01/01/2038	2,340,187
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (Baa3/NR)
1,100,000	5.000	01/01/2035	1,124,527
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
475,000	5.000	10/01/2039	453,104
1,125,000	5.000	10/01/2049	1,007,124
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (WR/BB-)
4,600,000	5.000	11/01/2044	2,970,991
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022A (NR/NR)(d)
4,485,000	6.250	07/01/2057	4,159,563
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (NR/BB)
1,000,000	5.000	07/01/2028	1,000,928
1,000,000	5.000	07/01/2035	983,190
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa1/NR)
1,400,000	4.000	07/01/2037	1,282,238

			275,652,372

Puerto Rico – 9.2%
HTA Trust Certificates Class L-2028 Units (NR/NR)
3,919,542	5.250	07/01/2038	3,921,062
Puerto Rico Aqueduct & Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)(d)
6,400,000	5.000	07/01/2037	6,432,175
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR\NR)(d)
28,350,000	5.000	07/01/2035	28,683,115
Puerto rico Commonwealth Aquaduct and Sewer Authority Revenue Refunding Bonds 2021 B (NR/NR)(d)
1,035,000	5.000	07/01/2037	1,039,730
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(d)
44,465,000	5.000	07/01/2047	43,075,976
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2021 C (NR/NR)(d)
9,400,000	3.500	07/01/2026	8,977,801
9,400,000	3.750	07/01/2027	8,925,561
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2022 A (NR/NR)(d)
5,375,000	5.000	07/01/2033	5,520,135
2,000,000	4.000	07/01/2042	1,745,448

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 A (NR/NR)(d)
$450,000	5.000%		07/01/2037	$ 452,057
1,250,000	4.000		07/01/2042	1,090,905
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 B (NR/NR)(d)
495,000	5.000		07/01/2025	502,195
1,355,000	5.000		07/01/2033	1,389,429
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)(d)
28,770,000	4.000		07/01/2042	25,108,278
Puerto Rico Commonwealth GO Bonds (NR\NR)(a)(e)(i)
25,798,336	0.000		11/01/2043	12,995,912
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)(a)(e)(i)
5,178,853	0.000		11/01/2051	2,168,645
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)(a)(e)(i)
17,849,175	0.000		11/01/2051	9,058,456
Puerto Rico Commonwealth GO CVIs (NR/NR)(a)(e)(i)
162,047	0.000		11/01/2051	20,458
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR\NR)
391	5.250		07/01/2023	391
9,783,379	5.625		07/01/2029	10,477,367
6,910,960	5.750		07/01/2031	7,548,245
51,845,206	0.000	(f)	07/01/2033	31,697,070
7,975,196	4.000		07/01/2033	7,576,945
4,889,113	4.000		07/01/2035	4,544,122
9,271,482	4.000		07/01/2037	8,320,466
19,508,950	4.000		07/01/2041	16,939,253
36,827,776	4.000		07/01/2046	31,114,985
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022A (NR/NR)
58,014,104	5.000		07/01/2062	56,418,716
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022B (NR/NR)
8,006,686	0.000	(f)	07/01/2032	5,093,053
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022C (NR/NR)(e)
13,297,747	0.000		07/01/2053	8,111,574
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)*
1,905,000	4.800		07/01/2029	714,375
30,365,000	5.000		07/01/2042	11,386,875
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)*
715,000	7.250		07/01/2030	268,125
5,210,000	7.000		07/01/2033	1,953,750
13,610,000	6.750		07/01/2036	5,103,750
6,190,000	7.000		07/01/2040	2,321,250
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)*
1,678,950	10.000		07/01/2022	629,606
Puerto Rico Electric Power Authority Power RB Series A-4 (NR/NR)*
747,236	10.000		07/01/2019	280,213

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)*
$130,000	5.250%	07/01/2023	$ 48,750
3,420,000	5.250	07/01/2031	1,282,500
Puerto Rico Electric Power Authority Power RB Series B-4 (NR/NR)*
747,235	10.000	07/01/2019	280,213
Puerto Rico Electric Power Authority Power RB Series BBB (NR/NR)*
90,000	5.400	07/01/2028	33,750
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)*
80,000	5.000	07/01/2022	30,000
90,000	4.250	07/01/2023	33,750
60,000	4.500	07/01/2023	22,500
50,000	4.600	07/01/2024	18,750
210,000	4.625	07/01/2025	78,750
900,000	5.000	07/01/2025	337,500
25,000	5.000	07/01/2026	9,375
65,000	4.800	07/01/2027	24,375
4,980,000	5.000	07/01/2028	1,867,500
Puerto Rico Electric Power Authority Power RB Series E-1 (NR/NR)*
5,036,850	10.000	01/01/2021	1,888,819
Puerto Rico Electric Power Authority Power RB Series E-2 (NR/NR)*
5,036,850	10.000	07/01/2021	1,888,819
Puerto Rico Electric Power Authority Power RB Series E-3 (NR/NR)*
1,678,950	10.000	01/01/2022	629,606
Puerto Rico Electric Power Authority Power RB Series EEE (NR/NR)*
1,175,000	5.950	07/01/2030	440,625
4,620,000	6.050	07/01/2032	1,732,500
115,000	6.250	07/01/2040	43,125
Puerto Rico Electric Power Authority Power RB Series SS (NR/NR)*
130,000	4.625	07/01/2030	48,750
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)*
300,000	4.200	07/01/2019	112,500
700,000	5.000	07/01/2025	262,500
4,795,000	5.000	07/01/2032	1,798,125
1,385,000	5.000	07/01/2037	519,375
Puerto Rico Electric Power Authority Power RB Series WW (NR/NR)*
2,000,000	5.500	07/01/2020	750,000
3,765,000	5.250	07/01/2033	1,411,875
13,050,000	5.500	07/01/2038	4,893,750
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)*
20,000	4.875	07/01/2027	7,500
18,415,000	5.250	07/01/2040	6,905,625
Puerto Rico Electric Power Authority Power RB Series YY (NR/NR)*
2,460,000	6.125	07/01/2040	922,500
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)*
65,000	3.700	07/01/2017	24,375
1,230,000	5.000	07/01/2017	461,250
145,000	4.250	07/01/2018	54,375
3,130,000	5.000	07/01/2019	1,173,750
260,000	4.250	07/01/2020	97,500
25,000	5.250	07/01/2020	9,375
80,000	4.375	07/01/2021	30,000
100,000	4.375	07/01/2022	37,500
65,000	5.000	07/01/2022	24,375
190,000	4.500	07/01/2023	71,250

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
$135,000	4.625%		07/01/2025	$ 50,625
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds Series DDD (NR/NR)*
215,000	3.300		07/01/2019	80,625
80,000	3.500		07/01/2020	30,000
155,000	3.625		07/01/2021	58,125
60,000	3.750		07/01/2022	22,500
730,000	3.875		07/01/2023	273,750
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A2/AA)(g)
(3M USD LIBOR + 0.52%)
52,372,000	4.227		07/01/2029	48,509,628
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL) (Baa2/NR)
1,250,000	5.250		07/01/2032	1,232,970
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (WR/NR)*
126,000	5.000		07/01/2024	47,250
Puerto Rico Electric Power Authority RB Series 2010 AAA (WR/NR)*
1,489,000	5.250		07/01/2027	558,375
2,119,000	5.250		07/01/2028	794,625
Puerto Rico Electric Power Authority RB Series WW (NR/NR)*
2,665,000	5.000		07/01/2028	999,375
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructued Bonds Series A-2 (NR/NR)
2,702,000	4.329		07/01/2040	2,569,685
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
4,313,000	0.000	(f)	07/01/2031	3,076,869
5,295,000	0.000	(f)	07/01/2033	3,441,683
332,596,000	0.000	(f)	07/01/2046	93,436,094
104,525,000	0.000	(f)	07/01/2051	21,965,929
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
102,426,000	4.329		07/01/2040	97,410,260
562,000	4.536		07/01/2053	517,023
10,379,000	4.784		07/01/2058	9,836,517
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500		07/01/2034	3,909,466
3,447,000	4.550		07/01/2040	3,367,668
42,941,000	4.750		07/01/2053	40,917,908
145,779,000	5.000		07/01/2058	142,115,399

				877,137,275

Rhode Island – 0.2%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (NR/CCC-)
124,220,000	0.000	(f)	06/01/2052	18,930,097

South Carolina – 0.4%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
2,690,000	6.875		11/01/2035	2,691,740

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)(d)
$6,160,000	5.250%		06/15/2052	$ 5,560,014
5,615,000	5.250		06/15/2057	4,970,485
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (NR/NR)
2,365,000	5.000		11/15/2047	2,243,629
South Carolina Jobs-Economic Development Authority RB for Kiawah Life Plan Village, Inc. Project Series 2021 A (NR/NR)(d)
910,000	8.750		07/01/2025	1,001,241
South Carolina Public Service Authority Revenue Obligations 2015 Tax Exempt Series E (A/NR)
7,790,000	5.250		12/01/2055	7,859,588
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (A3/AA)
9,000,000	5.000		12/01/2052	9,471,264
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A3/AA)
2,000,000	3.000		04/15/2049	1,466,223
State of South Carolina Public Service Authority Revenue Refunding Obligations Series 2022 A (A3/AA)
5,000,000	4.000		12/01/2052	4,769,945

				40,034,129

South Dakota – 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
1,050,000	4.000		08/01/2056	824,481
1,450,000	4.000		08/01/2061	1,112,103

				1,936,584

Tennessee – 0.1%
City of Chattanooga Health, Educational & Housing Board RB for Commonspirit Health Series 2019A-2 (Baa1/A-)
3,235,000	5.000		08/01/2049	3,313,693
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
1,230,000	4.000		07/01/2040	1,190,554
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment RB Series 2021A (NR/NR)(d)
1,150,000	4.000		06/01/2051	940,621
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment Revenue Capital Appreciation Bonds Series 2021B (NR/NR)(d)
2,825,000	0.000	(f)	06/01/2043	978,088
Memphis-Shelby County Industrial Development Board Tax Allocation Refunding Bonds Series 2017 A (NR/NR)*
100,000	4.750		07/01/2027	86,106
4,100,000	5.625		01/01/2046	2,550,303

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (NR/NR)
$335,000	5.000%	10/01/2029	$ 344,327
230,000	5.000	10/01/2034	237,127
375,000	5.000	10/01/2039	376,842
500,000	5.000	10/01/2048	482,780
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(d)
850,000	5.125	06/01/2036	862,279

			11,362,720

Texas – 7.6%
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)(d)
260,000	4.250	09/01/2023	259,976
500,000	4.625	09/01/2028	503,070
2,340,000	5.125	09/01/2038	2,341,594
2,580,000	5.250	09/01/2047	2,566,267
Arlington Higher Education Finance Corp. Education RB for Legacy Traditional Schools Project Series 2022A (NR/NR)(d)
5,500,000	6.750	02/15/2062	5,366,887
Arlington Higher Education Finance Corp. Education RB for Texas Charter Schools Series 2021 (Ba3/NR)(a)(b)(d)
2,325,000	4.500	06/15/2056	2,304,113
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
1,495,000	5.625	08/15/2052	1,353,686
1,780,000	5.750	08/15/2057	1,613,351
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
305,000	4.000	08/15/2036	262,386
560,000	4.000	08/15/2041	448,423
810,000	4.000	08/15/2046	610,477
Arlington Higher Education Finance Corporation Education RB for Basis Texas Charter Schools Series 2023 (Ba2/NR) (a)(b)(d)
2,285,000	4.875	06/15/2056	2,287,726
Aubrey Independent School District UT School Building Bonds Series 2022 (PSF-GTD) (A2/AAA)
5,000,000	4.000	02/15/2052	4,962,725
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,480,000	5.000	01/01/2029	1,511,240
Bastrop County Special Assessment for Double Eagle Ranch Public Improvement District Area One Project RB Series 2023 (NR/NR)(d)
900,000	5.375	09/01/2053	905,537
Board of Managers, Joint Guadalupe County – City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (NR/BB)
3,575,000	5.250	12/01/2035	3,580,994
2,435,000	5.000	12/01/2040	2,295,108

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities RB for Aleon Renewable Metals Project (NR/NR)(a)(b)(d)
$6,600,000	10.000%	06/01/2042	$ 6,309,067
Cedar Bayou Navigation District Special Assessment Series 2020 (NR/NR)
9,415,000	6.000	09/15/2051	7,761,952
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(d)
2,190,000	6.500	09/01/2048	2,256,786
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(d)
867,000	4.000	09/15/2041	731,886
1,271,000	4.250	09/15/2051	1,044,669
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)(d)
1,931,000	6.000	09/01/2052	1,937,558
City of Aubrey Special Assessment RB for Jackson Ridge Public Improvement District Project Series 2022 (NR/NR)(d)
1,620,000	6.000	09/01/2045	1,656,877
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(d)
4,150,000	5.125	11/01/2033	4,108,749
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Project Series 2022 (NR/NR)(d)
1,170,000	5.500	11/01/2051	1,169,897
City of Bee Cave Special Assessment RB Series 2021 (NR/NR) (NR/NR)(d)
563,000	4.750	09/01/2031	517,244
1,540,000	5.000	09/01/2041	1,422,209
1,907,000	5.250	09/01/2051	1,762,596
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(d)
430,000	3.750	09/01/2040	356,724
1,451,000	4.000	09/01/2050	1,186,873
City of Celina Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(d)
450,000	4.250	09/01/2041	391,601
550,000	4.500	09/01/2050	472,395
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)(d)
1,021,000	5.000	09/01/2051	935,982
City Of Celina Special Assessment RB for Cross Creek Meadows Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)(d)(h)
2,105,000	5.500	09/01/2053	2,089,507
1,424,000	6.125	09/01/2053	1,429,327
City of Celina Special Assessment RB for Harper Estates Public Improvement District Project Series 2023 (NR/NR)(d)
6,576,000	6.750	09/01/2052	6,566,880
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)(d)
812,000	3.375	09/01/2042	607,819
3,549,000	4.000	09/01/2052	2,850,680

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment RB for Mosaic Public Improvement District Phase #1 Project Series 2023 (NR/NR)(d)
$1,225,000	5.125%	09/01/2043	$ 1,197,074
City Of Celina Special Assessment RB for Mosaic Public Improvement District Phase #1 Project Series 2023 (NR/NR)(d)
1,676,000	5.500	09/01/2053	1,649,196
City of Celina Special Assessment RB for Parks At Wilson Creek Series 2021 (NR/NR)(d)
120,000	2.750	09/01/2026	112,670
221,000	3.500	09/01/2026	211,360
240,000	3.250	09/01/2031	213,629
446,000	4.000	09/01/2031	417,656
1,134,000	3.500	09/01/2041	934,907
959,000	4.250	09/01/2041	852,004
1,916,000	4.000	09/01/2051	1,582,853
1,410,000	4.500	09/01/2051	1,219,439
City of Celina Special Assessment RB for Ten Mile Creek Public Improvement District Project Series 2023 (NR/NR)(d)
701,000	6.250	09/01/2042	705,640
1,365,000	5.750	09/01/2052	1,374,273
1,175,000	6.500	09/01/2052	1,182,676
City of Celina Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)(d)
1,215,000	5.625	09/01/2052	1,217,043
City of Celina Special Assessment RB Series 2022 (NR\NR)(d)
910,000	4.000	09/01/2043	768,982
933,000	4.125	09/01/2051	767,394
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(d)
400,000	5.500	09/01/2046	403,959
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
1,125,000	5.625	09/01/2038	1,149,563
1,686,000	5.750	09/01/2047	1,712,868
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#2-3 Project Series 2019 (NR/NR)(d)
2,330,000	4.250	09/01/2049	1,983,426
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#4 Project Series 2020 (NR/NR)(d)
1,800,000	4.125	09/01/2050	1,476,830
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,710,000	7.500	09/01/2045	3,760,349
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Area #1 Project Series 2015 (NR/NR)
1,635,000	6.250	09/01/2045	1,652,714

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(d)
$215,000	4.750%	09/01/2031	$ 202,895
370,000	5.250	09/01/2041	361,079
500,000	5.500	09/01/2050	491,724
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(d)
242,000	4.125	09/15/2026	233,516
261,000	4.750	09/15/2031	243,691
900,000	4.250	09/15/2041	790,044
500,000	5.000	09/15/2041	470,841
1,400,000	4.500	09/15/2051	1,197,017
650,000	5.250	09/15/2051	610,013
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)(d)
4,500,000	6.125	09/15/2052	4,630,075
City of Crandall Special Assessment RB for River Ridge Public Improvement District Single Family Residential Major Improvement Project Series 2022 (NR/NR)(d)
1,580,000	6.750	09/15/2052	1,644,509
City of Dayton Junior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022B (NR/NR)(d)
1,364,000	5.750	09/01/2052	1,356,241
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)(d)
1,413,000	5.250	09/01/2052	1,355,931
City Of Dripping Springs Special Assessment RB for Heritage Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)(d)
1,219,000	5.500	09/01/2053	1,213,565
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)(d)
1,071,000	4.000	09/01/2051	850,364
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(d)
692,000	3.875	08/15/2040	572,863
994,000	4.125	08/15/2050	823,755
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)(d)
925,000	3.750	08/15/2041	769,473
1,656,000	4.000	08/15/2051	1,342,462
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)(d)
2,275,000	6.000	08/15/2052	2,308,009
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(d)
1,360,000	4.250	08/15/2049	1,181,032
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)(d)
910,000	4.350	08/15/2039	837,288
1,920,000	4.500	08/15/2048	1,708,010

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)(d)
$1,000,000	4.375%	08/15/2052	$ 867,892
City Of Fate, Texas Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase 3B Series 2023 (NR/NR)(d)
1,286,000	5.375	08/15/2053	1,277,376
City of Forney Special Assessment RB RB for Bellagio Public Improvement District No. 1 RB Series 2023 (NR/NR)(d)(h)
7,135,000	6.500	09/15/2053	6,887,940
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)(d)
961,000	4.125	09/15/2042	848,715
617,000	4.250	09/15/2047	536,026
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
4,345,000	5.000	09/01/2047	4,220,899
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
1,390,000	4.500	09/01/2037	1,327,527
2,435,000	5.000	09/01/2044	2,393,357
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
2,235,000	4.500	09/01/2032	2,234,545
4,715,000	4.500	09/01/2038	4,444,160
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR) (NR/NR)(d)
1,852,000	4.000	09/01/2051	1,456,429
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(d)
2,450,000	4.375	09/01/2049	2,140,502
City of Houston Airport System Special Facilities RB for United Airlines Technical Operations Center Project Series 2018 (NR/BB-)
3,410,000	5.000	07/15/2028	3,469,570
City of Houston Airport System Special Facilities RB Series 2021B-1 (AMT) (NR\NR)
1,300,000	4.000	07/15/2041	1,178,360
City of Houston Airport System Subordinate Lien Revenue and Refunding Bonds Series 2023A (AMT) (A1/AA)(h)
4,000,000	5.250	07/01/2053	0
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(d)
1,000,000	4.000	09/01/2056	791,175
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)(d)
2,491,000	4.000	09/01/2051	2,013,913
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)(d)
2,329,000	4.000	09/01/2056	1,842,480
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
1,500,000	5.000	08/15/2043	1,514,839

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)(d)
$1,978,000	4.000%	09/01/2051	$ 1,572,228
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)(d)
575,000	3.625	09/15/2041	453,621
City of Kaufman Special Assessment RB for Kaufman Public Improvement District Project Series 2022 (NR/NR)(d)
620,000	6.000	09/15/2052	638,471
City of Kyle Special Assessment RB for 6 Creeks Public Improvement District Project Series 2023 (NR/NR)(d)
2,050,000	5.250	09/01/2043	2,019,780
1,297,000	5.500	09/01/2047	1,284,919
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)(d)
700,000	3.750	09/01/2041	558,158
900,000	4.000	09/01/2046	739,723
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(d)
1,405,000	4.625	09/01/2039	1,337,856
900,000	4.750	09/01/2044	841,571
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)(d)
1,310,000	3.625	09/01/2040	1,036,907
1,400,000	4.000	09/01/2046	1,085,502
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Project Series 2022 (NR/NR)(d)
212,000	4.125	09/01/2027	205,840
501,000	4.625	09/01/2041	464,880
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(d)

1,225,000	4.875	09/01/2044	1,150,002
City Of Kyle Special Assessment RB Porter Country Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)(d)
3,507,000	6.000	09/01/2053	3,482,455
City of Kyle Special Assessment RB Series 2022 (NR/NR)
1,950,000	5.000	09/01/2042	1,878,249
City Of Kyle, Texas Special Assessment RB Limestone Creek Public Improvement District Improvement Area #1 Project Series 2023 (NR/NR)(d)(h)
1,680,000	5.750	09/01/2053	1,681,270
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
990,000	3.750	09/01/2042	822,874
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(d)
565,000	4.250	09/15/2039	508,412
2,415,000	4.500	09/15/2049	2,106,929
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(d)
850,000	5.000	09/15/2049	795,641

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Lavon Special Assessment RB Series 2022 (NR\NR)(d)
$2,123,000	4.000%	09/15/2042	$ 1,806,627
900,000	4.375	09/15/2042	778,126
4,978,000	4.125	09/15/2052	4,044,136
1,396,000	4.500	09/15/2052	1,171,882
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(d)
1,890,000	4.000	09/01/2054	1,471,063
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)(d)
225,000	3.500	09/01/2027	209,991
275,000	3.875	09/01/2032	244,552
550,000	4.125	09/01/2042	461,878
900,000	4.375	09/01/2052	734,875
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(d)
700,000	3.500	09/15/2041	538,887
830,000	4.125	09/15/2041	712,623
900,000	4.000	09/15/2051	730,265
1,125,000	4.375	09/15/2051	938,745
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(d)
295,000	4.500	09/15/2040	273,279
525,000	4.625	09/15/2049	468,604
City of Manor Special Assessment RB for Manor Heights Public Improvement District Improvement Area #3 Project Series 2023 (NR/NR)(d)(h)
597,000	5.500	09/15/2053	592,600
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(d)
150,000	4.125	09/01/2026	143,860
150,000	4.625	09/01/2031	137,575
900,000	4.125	09/01/2041	779,979
450,000	4.875	09/01/2041	399,220
1,370,000	4.375	09/01/2051	1,153,089
520,000	5.125	09/01/2051	480,174
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(d)
780,000	4.250	09/15/2039	722,079
2,950,000	4.375	09/15/2049	2,611,332
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)(d)
585,000	3.625	09/15/2041	462,500
820,000	4.000	09/15/2051	662,789
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)(d)
2,430,000	5.750	09/15/2052	2,389,258
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(d)
1,155,000	5.750	09/15/2039	1,166,260
2,055,000	6.000	09/15/2049	2,087,663

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(d)
$2,405,000	5.875%	09/15/2039	$ 2,426,174
5,200,000	5.125	09/15/2048	5,062,218
3,830,000	6.125	09/15/2048	3,887,318
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(d)
130,000	4.125	09/15/2031	119,904
420,000	4.500	09/15/2041	372,947
1,540,000	4.125	09/15/2051	1,269,767
510,000	4.750	09/15/2051	442,387
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)(d)
2,310,000	5.375	09/15/2052	2,208,349
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)(d)
1,300,000	6.125	09/15/2052	1,304,840
City of New Braunfels Special Assessment RB for Solms Landing Public Improvement Project Series 2021 (NR/NR)(d)
220,000	3.625	09/01/2026	207,051
320,000	4.250	09/01/2031	294,114
782,000	4.500	09/01/2041	680,339
1,355,000	4.750	09/01/2051	1,160,016
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(d)
361,000	5.250	09/01/2040	354,596
355,000	5.625	09/01/2040	353,257
560,000	4.125	09/01/2049	476,269
932,000	5.375	09/01/2050	903,468
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)(d)
1,175,000	3.750	09/01/2040	990,832
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(d)
1,355,000	4.125	09/01/2048	1,168,858
1,440,000	4.500	09/01/2048	1,311,766
City of Pflugerville, Texas Travis and Williamson Counties, Texas Combination Tax and Limited Revenue Certificates of Obligation, Series 2023 (Aa1/NR)
3,725,000	4.000	08/01/2049	3,621,052
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)(d)
600,000	5.500	09/15/2042	595,033
1,350,000	5.625	09/15/2052	1,338,399
1,928,000	6.125	09/15/2052	1,959,371
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)(d)
550,000	5.500	09/15/2042	545,446
1,200,000	5.625	09/15/2052	1,189,688

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City Of Pilot Point Special Assessment RB for Mobberly Public Improvement District Improvement Area #1B Project Series 2023 (NR/NR)(d)
$926,000	5.625%	09/15/2048	$ 932,171
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)(d)
3,701,000	6.000	09/15/2052	3,754,973
1,480,000	6.500	09/15/2052	1,513,528
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)(d)
1,040,000	4.375	09/01/2052	894,592
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)(d)
2,460,000	4.875	09/01/2048	2,336,504
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(d)
126,000	3.875	09/01/2040	106,971
175,000	4.125	09/01/2050	145,832
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
400,000	4.875	09/01/2039	392,220
835,000	5.000	09/01/2049	807,484
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(d)
398,000	4.000	09/01/2051	323,486
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)(d)
700,000	5.125	09/01/2042	688,354
1,300,000	5.250	09/01/2052	1,256,620
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(d)
2,205,000	4.500	09/01/2039	2,053,705
1,185,000	5.500	09/01/2039	1,201,565
1,490,000	4.750	09/01/2049	1,358,940
2,140,000	5.750	09/01/2049	2,162,991
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District Project Series 2023 (NR/NR)(d)
2,041,000	5.375	09/01/2053	2,022,782
City of Princeton Special Assessment RB for Winchester Public Improvement District Project Series 2022 (NR/NR)(d)
912,000	5.125	09/01/2042	895,383
2,050,000	5.250	09/01/2052	1,989,863
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(d)
750,000	3.750	09/01/2040	624,122
1,250,000	4.000	09/01/2050	1,016,819
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(d)
1,449,000	4.000	09/01/2051	1,171,734

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(d)
$809,000	3.375%	09/15/2041	$ 620,297
565,000	4.000	09/15/2051	459,697
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(d)
1,195,000	3.875	09/15/2040	1,014,830
1,780,000	4.125	09/15/2050	1,470,914
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(d)
110,000	4.375	09/15/2030	105,325
500,000	4.125	09/15/2040	441,190
1,520,000	4.375	09/15/2050	1,305,998
600,000	5.125	09/15/2050	560,472
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(d)
1,760,000	4.750	09/15/2049	1,623,628
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(d)
1,070,000	3.750	09/15/2040	872,046
1,490,000	4.000	09/15/2050	1,218,101
City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)(d)
613,000	6.875	09/15/2042	628,006
1,350,000	7.000	09/15/2052	1,385,664
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
665,000	5.375	09/01/2040	661,707
1,500,000	5.625	09/01/2050	1,495,525
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR) (NR/NR)(d)
1,522,000	4.500	09/01/2051	1,295,601
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
780,000	5.000	09/01/2028	788,464
2,035,000	5.600	09/01/2038	2,069,987
2,470,000	5.700	09/01/2047	2,493,991
City of Sinton Special Assessment RB Series 2022 (NR\NR)(d)
900,000	5.125	09/01/2042	859,555
1,150,000	5.250	09/01/2051	1,079,610
City of Uhland Special Assessment RB for Watermill Public Improvement District Series 2022 (NR/NR)(d)
2,000,000	6.625	09/01/2052	2,093,321
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)(d)
1,171,000	5.500	08/15/2052	1,159,180
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/BBB-)
1,175,000	4.000	10/01/2050	942,497
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (NR/BB-)(d)
1,100,000	5.000	10/01/2050	903,252
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (A2/NR)
625,000	4.000	10/01/2050	584,054

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)(d)
$800,000	3.750%		09/15/2040	$ 648,284
1,200,000	4.000		09/15/2050	945,356
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(d)
985,000	4.500		09/01/2041	848,905
765,000	4.750		09/01/2050	657,387
Cypress-Fairbanks Independent School District UT School Building Bonds Series 2023 (Aaa/AAA)
6,000,000	4.000		02/15/2048	5,884,436
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)(d)
3,250,000	5.000		04/01/2032	3,250,383
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(d)
100,000	3.750		08/15/2024	98,556
350,000	4.000		08/15/2029	330,738
1,150,000	4.500		08/15/2035	1,056,878
875,000	5.000		08/15/2044	822,403
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (Baa2/NR)
1,545,000	4.750		05/01/2038	1,488,161
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (Baa2/NR)
5,685,000	4.750		11/01/2042	5,463,946
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(d)
1,090,000	5.000		09/01/2027	1,081,734
895,000	5.000		09/01/2032	878,837
1,315,000	5.125		09/01/2037	1,276,291
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)
15,140,000	0.000	(e)	10/01/2046	16,120,851
11,550,000	0.000	(e)	10/01/2047	12,309,802
Greater Texoma Authority Contract RB for City of Sherman Project Series 2023 (NR/AA)
2,000,000	4.250		10/01/2053	1,932,916
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (Aa1/AA-)(g) (3M USD LIBOR + 0.67%)
13,855,000	4.235		08/15/2035	13,849,434
Harris County-Houston Sports Authority RB Refunding Series 2004 A (NATL) (Baa2/BB)
6,250,000	0.000	(f)	11/15/2036	2,889,484
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)(d)
1,789,000	5.500		09/15/2042	1,799,388
3,204,000	5.750		09/15/2052	3,216,145
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(d)
1,340,000	4.500		09/01/2039	1,280,862

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
$595,000	3.750%		09/01/2032	$ 575,075
510,000	3.875		09/01/2037	471,079
930,000	4.000		09/01/2047	824,972
Hidalgo County Regional Mobility Authority Junior Lien Toll and Vehicle Registration Fee Revenue and Refunding Bonds Series 2022B (Baa3\BB+)
6,105,000	0.000	(f)	12/01/2049	1,226,925
6,365,000	0.000	(f)	12/01/2050	1,200,564
6,760,000	0.000	(f)	12/01/2051	1,196,475
6,925,000	0.000	(f)	12/01/2052	1,143,367
7,155,000	0.000	(f)	12/01/2053	1,107,882
7,300,000	0.000	(f)	12/01/2054	1,059,840
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (NR/B)
12,425,000	5.000		07/15/2028	12,642,056
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (NR/NR)
875,000	5.000		07/01/2027	885,540
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (NR/NR)
950,000	5.000		07/15/2027	961,623
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (NR/NR)
4,580,000	5.000		07/15/2027	4,636,037
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (Ba3/B)
10,000,000	6.625		07/15/2038	10,028,081
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (Ba3/B)
9,250,000	5.000		07/01/2029	9,280,481
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (NR/B)
15,100,000	5.000		07/15/2035	15,143,008
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
1,035,000	4.000		10/01/2051	864,037
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (NR/BB)
1,950,000	5.000		12/01/2045	1,787,224
Joshua Farms Municipal Management District No. 1 Special Assessment RB for Improvement Areas #1-2 Project Series 2023 (NR/NR)(d)
3,084,000	5.500		09/01/2053	3,004,933
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(d)
135,000	4.500		09/01/2023	135,063
760,000	5.000		09/01/2028	771,171
1,170,000	5.375		09/01/2038	1,183,813
1,930,000	5.125		09/01/2047	1,904,821
1,500,000	5.500		09/01/2047	1,509,234

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
$165,000	2.375%	09/01/2031	$ 139,511
165,000	2.375	09/01/2032	137,232
175,000	2.375	09/01/2033	143,333
175,000	2.500	09/01/2034	141,451
365,000	2.500	09/01/2036	276,443
385,000	2.625	09/01/2038	277,615
370,000	3.000	09/01/2041	268,861
520,000	3.000	09/01/2046	354,059
1,265,000	3.000	09/01/2051	819,906
Lake Houston Redevelopment Authority RB Refunding for City of Houston Reinvestment Zone No. 10 Series 2021 (NR/BBB-)
480,000	2.500	09/01/2041	330,927
590,000	3.000	09/01/2044	421,783
650,000	3.000	09/01/2047	448,723
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (NR/BB-)(d)
20,975,000	4.625	10/01/2031	20,420,039
Mission Economic Development Corporation Solid Waste Disposal RB Waste Management, Inc. Project Series 2023A (NR/A-/A-2) (a)(b)
5,500,000	4.250	06/01/2048	5,511,852
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000	5.500	02/15/2040	699,856
1,325,000	5.250	02/15/2045	1,278,188
780,000	4.000	02/15/2051	604,596
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (NR/BBB-)
1,850,000	5.000	09/15/2043	1,850,235
5,000,000	5.000	09/15/2048	4,917,203
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (BB+/NR)(d)
2,850,000	4.000	08/15/2046	2,183,340
11,105,000	4.000	08/15/2056	7,901,010
New Hope Cultural Education Facilities Finance Corp. RB Refunding for Wichita Falls Retirement Foundation Obligated Group Series 2021 (NR/NR)
1,630,000	4.000	01/01/2036	1,326,343
1,600,000	4.000	01/01/2041	1,213,279
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB for Army Retirement Residence Foundation Project Series 2022 (NR/BB+)
2,325,000	5.750	07/15/2052	2,164,249
3,055,000	6.000	07/15/2057	2,918,859
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB for the Outlook at Windhaven Project Series 2022B-3 (NR/NR)
4,700,000	4.250	10/01/2026	4,620,249
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB Series 2021 (NR\NR)
1,400,000	4.000	11/01/2055	1,056,909

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
$11,320,000	5.500%	01/01/2057	$ 8,107,583
New Hope Cultural Education Facilities Finance Corp. Senior Living RB Series 2021B (NR\NR)
3,250,000	7.000	01/01/2057	2,074,890
New Hope Cultural Education Facilities Finance Corp. Student Housing
RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)(d)
1,465,000	5.000	08/15/2051	1,390,572
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC – Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (WR/NR)(c)
335,000	5.000	04/01/2026	351,252
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (WR/NR)(c)
1,000,000	5.000	04/01/2025	1,030,899
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)(d)
1,395,000	4.000	09/15/2041	1,212,888
6,110,000	5.000	09/15/2051	5,683,353
North Parkway Municipal Management Special Assessment RB for Major Improvements Project Series 2021 (NR/NR)(d)
1,553,000	4.250	09/15/2031	1,496,700
4,700,000	4.750	09/15/2041	4,425,949
North Texas Tollway Authority RB for Second Tier Series 2021 B (A2/A)
15,475,000	3.000	01/01/2046	11,942,881
Northside Independent School District UT School Building and Refunding Bonds Series 2023A (Aaa/NR)
2,320,000	4.000	08/15/2048	2,279,225
Northside Independent School District UT School Building And Refunding Bonds Series 2023A (Aaa/NR)
5,310,000	4.125	08/15/2053	5,275,733
Northside Independent School District, Bexar County UT School Building and Refunding Bonds, Series 2023A (Aaa/NR)
2,070,000	4.000	08/15/2045	2,043,970
Pflugerville Independent School District UT School Building Bonds Series 2014 (Aaa/AAA)(c)
10,520,000	4.000	02/15/2024	10,569,424
Pflugerville Independent School District UT School Building Bonds Series 2023A (NR/AA+)
10,000,000	4.000	02/15/2045	9,701,166
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(d)
1,650,000	2.750	01/01/2036	1,170,531
3,675,000	2.875	01/01/2041	2,393,448
11,125,000	3.000	01/01/2050	6,502,593
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(d)
4,125,000	6.000	01/01/2025	3,873,120

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(d)
$29,500,000	4.100%	01/01/2028	$ 23,332,895
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
175,000	5.750	09/15/2036	173,939
455,000	6.000	09/15/2046	455,784
Royse City Special Assessment RB for Creekshaw Public Improvement District Improvement Area Project Series 2022 (NR/NR)(d)
1,166,000	6.000	09/15/2052	1,183,149
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(d)
825,000	4.125	09/15/2039	750,073
3,275,000	4.375	09/15/2049	2,890,378
Spring Independent School District UT School Building Bonds Series 2023 (Aa2/AA-)
5,275,000	4.000	08/15/2052	5,109,299
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (NR/NR)
9,850,000	5.000	05/15/2045	8,207,784
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,445,000	4.250	08/15/2053	2,386,989
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A2/A-)(g) (3M USD LIBOR + 0.70%)
4,100,000	4.420	12/15/2026	4,077,452
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (NR/BBB+)
8,295,000	5.000	12/15/2032	8,665,125
Texas Private Activity Bond Surface Transportation Corp. Senior Lien RB for NTE Mobility Partners Segments 3 LLC Series 2013 (NR/NR)
5,000,000	6.750	06/30/2043	5,019,426
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (Baa3/NR)
3,900,000	5.000	12/31/2050	3,903,219
3,900,000	5.000	12/31/2055	3,893,718
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (Baa3/NR)
24,500,000	5.000	06/30/2058	24,379,810
Texas Transportation Commission GO Mobility Fund Refunding Bonds, Series 2014 (Aaa/AAA)(c)
7,500,000	4.000	04/01/2024	7,546,442
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)(d)
1,500,000	4.000	09/01/2043	1,270,068
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)(d)
2,225,000	5.375	09/15/2052	2,130,140

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)(d)
$429,000	3.750%	09/01/2042	$ 339,877
410,000	4.000	09/01/2051	327,346
Town of Little Elm Special Assessment RB for Valencia Public Improvement District Project Series 2022 (NR/NR)(d)
2,000,000	6.875	09/01/2052	2,092,308
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)(d)
1,343,000	5.875	09/01/2047	1,381,217
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(d)
1,400,000	5.000	09/01/2047	1,355,341
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)(d)
1,145,000	5.500	09/01/2052	1,138,321
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
1,630,000	3.000	09/01/2036	1,350,642
860,000	3.000	09/01/2037	692,542
625,000	3.000	09/01/2039	484,247
600,000	3.000	09/01/2040	457,206
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
390,000	3.125	12/01/2035	317,651
457,000	3.375	12/01/2040	356,178
786,000	3.500	12/01/2047	585,326
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
424,000	4.000	12/01/2027	417,974
1,545,000	4.750	12/01/2035	1,545,414

			728,837,640

Utah – 0.8%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(d)
2,010,000	3.750	03/01/2041	1,612,610
7,125,000	4.000	03/01/2051	5,400,209
Black Desert Public Infrastructure District GO Bonds Series 2021 B (NR/NR)(d)
5,000,000	7.375	09/15/2051	4,116,839
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (NR/NR)
3,240,000	7.100	08/15/2023	3,239,153
Coral Junction Public Infrastructure District Special Assessment Bonds Series 2022A-2 (NR/NR)(d)
2,350,000	5.500	06/01/2041	2,251,791
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(d)
10,250,000	5.500	02/01/2050	8,678,084

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Medical School Campus Public Infrastructure District GO Bonds Series 2020 B (NR/NR)(d)
$1,954,000	7.875%	08/15/2050	$ 1,667,923
Military Installation Development Authority RB Series 2021 A-1 (NR/NR)
1,500,000	4.000	06/01/2036	1,282,936
800,000	4.000	06/01/2041	648,736
15,675,000	4.000	06/01/2052	11,688,539
Military Installation Development Authority RB Series 2021 A-2 (NR/NR)
2,500,000	4.000	06/01/2036	2,138,310
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)(d)
1,180,000	3.625	02/01/2035	961,903
500,000	4.125	02/01/2041	391,227
500,000	4.375	02/01/2051	376,408
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 B (NR/NR)(d)
600,000	7.375	08/15/2051	487,298
ROAM Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)(d)
1,625,000	4.250	03/01/2051	1,218,670
Salt Lake City Apartment RB Series 2021 A (A2/AA)
10,000,000	4.000	07/01/2051	9,282,049
Salt Lake City RB for International Airport Series 2017 A (AMT) (A2/A)
1,350,000	5.000	07/01/2047	1,377,155
Salt Lake City RB for International Airport Series 2021 A (AMT)
(A2/A)
925,000	5.000	07/01/2051	960,706
Utah Charter School Finance Authority Charter School RB for Beehive Science & Technology Academy Project Series 2021A (NR/NR)(d)
900,000	4.000	10/15/2051	623,274
4,240,000	4.000	10/15/2056	2,823,891
Utah Charter School Finance Authority Charter School RB Series 2022A (BB+/NR)(d)
6,365,000	5.750	06/15/2052	6,189,986
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR\BB)(d)
3,630,000	4.250	07/15/2050	2,746,024
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)(d)
1,220,000	4.250	06/15/2051	876,892
Utah Charter School Finance Authority RB for Technology Academy Project Series 2021A (NR/NR)(d)
6,600,000	4.000	10/15/2061	4,247,998

			75,288,611

Vermont – 0.1%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000	05/01/2047	893,764

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Vermont – (continued)
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B/NR) (a)(b)(d)
$2,250,000	5.000%		06/01/2052	$ 2,258,057
Vermont Educational And Health Buildings Financing Agency RB for Saint Michael’S College Project Series 2023 (NR/BBB-)(d)
4,600,000	5.250		10/01/2052	4,223,463
Vermont Educational and Health Buildings Financing Agency RB Saint Michael’S College Project, Series 2023 (NR/BBB-)(d)
3,075,000	5.500		10/01/2043	3,015,776

				10,391,060

Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)(d)
9,850,000	5.000		10/01/2039	7,930,826

Virginia – 1.6%
Ablemarle County Economic Development Authority Residential Care Facility Revenue Refunding Bonds Series 2022B (NR\NR)
4,000,000	4.000		06/01/2054	3,223,849
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (NR/NR)(c)
2,700,000	5.000		10/01/2025	2,812,036
City of Roanoke Economic Development Authority Hospital RB for Carilion Clinic Obligated Group Series 2020A (Aa3/AA-)
2,030,000	3.000		07/01/2045	1,614,230
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BBB-)
7,360,000	5.000		01/01/2050	6,927,943
5,000,000	5.000		01/01/2059	4,597,149
James City County Economic Development Authority RB Refunding for Virginia United Methodist Homes, Inc. Obligated Group Series 2021 A (NR/NR)
580,000	4.000		06/01/2041	438,992
940,000	4.000		06/01/2047	661,156
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
710,000	4.000		04/01/2045	617,194
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
10,705,000	6.706		06/01/2046	10,131,650
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)
236,845,000	0.000	(f)	06/01/2047	62,084,369
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)
34,250,000	0.000	(f)	06/01/2047	8,771,740
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB-)
1,525,000	3.000		06/01/2041	1,148,283
1,050,000	4.000		06/01/2046	888,772

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (Baa3/NR)
$32,050,000	5.000%	12/31/2056	$ 32,244,822
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (B/NR)(a)(b)(d)
1,000,000	5.000	01/01/2048	921,546
Virginia Small Business Financing Authority Tax Exempt Senior Lien Private Activity RB Series 2017 (NR/NR)
5,935,000	5.000	12/31/2049	5,988,263
4,765,000	5.000	12/31/2052	4,802,585

			147,874,579

Washington – 1.4%
Grant County Public Hospital District UT GO Bonds Series 2023 (Baa1/NR)
14,405,000	5.000	12/01/2044	14,667,433
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (NR/BB)
4,980,000	5.000	04/01/2030	4,981,633
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series 2022B (AMT) (A1/AA-)
2,765,000	4.000	08/01/2047	2,567,309
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (NR/A)
1,125,000	4.000	05/01/2050	1,021,527
Washington State Convention Center Public Facilities District Lodging Tax Bonds Series 2018 (Baa1/AA)
19,805,000	4.000	07/01/2058	18,231,701
Washington State Convention Center Public Facilities District RB Series 2018 (Baa1/BBB-)
52,425,000	5.000	07/01/2048	52,776,006
37,700,000	4.000	07/01/2058	31,882,287
Washington State Convention Center Public Facilities District Subordinate Lodging Tax Refunding Bonds Series 2021B (For Exchange Purchase) (Baa3/BB+)
6,000,000	4.000	07/01/2058	5,039,162
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)(d)
1,350,000	5.000	01/01/2049	999,228
3,800,000	5.000	01/01/2055	2,717,237

			134,883,523

West Virginia – 0.6%
City of South Charleston Special District Excise Tax Revenue Improvement Bonds Series 2022 A (NR\NR)(d)
1,345,000	4.250	06/01/2042	1,071,477
2,350,000	4.500	06/01/2050	1,812,029
City of South Charleston Special District Excise Tax Revenue Improvement Bonds Series 2022 B (NR\NR)(d)
2,450,000	5.500	06/01/2032	2,118,250
2,725,000	6.000	06/01/2037	2,260,942

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (NR/BBB-)
$955,000	3.000%	03/01/2035	$ 823,976
2,685,000	3.000	03/01/2037	2,146,089
775,000	3.250	03/01/2041	584,343
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)(d)
2,580,000	4.125	06/01/2043	2,285,409
Monongalia County Commission Excise Tax District RB Series 2021 B (NR/NR)(d)
1,650,000	4.875	06/01/2043	1,535,527
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (B2/B)(a)(b)
9,300,000	5.000	07/01/2045	9,317,103
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2021 (AMT) (B2/B) (a)(b)
4,850,000	4.125	07/01/2045	4,782,263
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds Kentucky Power Company - Mitchell Project, Series 2014A (NR/BBB)(a)(b)
4,085,000	4.700	04/01/2036	4,093,818
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Baa1/BBB+)
6,120,000	5.000	01/01/2043	5,841,110
13,000,000	4.125	01/01/2047	10,690,449
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A
(Baa1/NR)
1,750,000	5.000	09/01/2038	1,775,224
1,600,000	5.000	09/01/2039	1,613,705

			52,751,714

Wisconsin – 1.9%
Public Finance Authority Beyond Boone LLC-Appalachian State University Project RB Bonds Series 2019 A (AGM) (A2/AA)
900,000	5.000	07/01/2044	925,697
2,350,000	4.125	07/01/2049	2,220,397
1,300,000	5.000	07/01/2054	1,325,844
1,600,000	5.000	07/01/2058	1,631,808
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)(d)
1,400,000	6.000	06/01/2062	1,366,971
Public Finance Authority Charter School RB Series 2021A (NR/NR)(d)
1,250,000	5.000	06/15/2051	976,571
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)(d)
1,630,000	5.500	06/15/2052	1,541,039
2,700,000	5.750	06/15/2062	2,601,783
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)(d)
215,000	4.000	06/15/2029	202,471
385,000	5.000	06/15/2039	360,836
495,000	5.000	06/15/2049	438,571

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
$430,000	5.000%	06/15/2054	$ 374,148
Public Finance Authority Education RB for Triad Educational Services Series 2022 (NR/BBB-)
600,000	5.500	06/15/2050	600,194
1,450,000	5.250	06/15/2052	1,392,435
1,400,000	5.375	06/15/2057	1,356,468
Public Finance Authority Education RB for Uwharrie Charter Academy Project Series 2022A (NR/Ba2)(d)
1,400,000	5.000	06/15/2052	1,219,107
1,850,000	5.000	06/15/2057	1,587,781
1,850,000	5.000	06/15/2062	1,565,182
Public Finance Authority Education RB Series 2022 (NR\NR)(d)
3,925,000	5.000	01/01/2057	3,297,221
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (Baa3/BBB)
5,900,000	4.300	11/01/2030	5,834,003
Public Finance Authority Hotel RB for Grand Hyatt San Antonio Hotel Acquisition Project Subordinate Lien Series 2022B (NR/NR)(d)
900,000	5.625	02/01/2046	903,354
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A2/AA)
950,000	4.000	07/01/2050	867,050
1,185,000	4.000	07/01/2055	1,056,131
1,520,000	4.000	07/01/2059	1,338,542
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba1/NR)(d)
12,380,000	5.000	12/01/2055	9,842,979
Public Finance Authority RB for Coral Academy Of Science Las Vegas Series 2021 A (NR/BBB-)
4,115,000	4.000	07/01/2061	3,146,182
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)(d)
1,300,000	5.000	06/15/2054	1,166,619
Public Finance Authority RB for Founders Academy of Las Vegas Series 2020 A (NR/BB-)(d)
520,000	4.000	07/01/2030	480,367
700,000	5.000	07/01/2040	636,474
1,875,000	5.000	07/01/2055	1,584,031
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)(d)
300,000	5.000	06/01/2036	279,422
900,000	5.000	06/01/2051	767,998
1,075,000	5.000	06/01/2061	888,771
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(d)
3,100,000	5.250	03/01/2045	2,741,248
7,110,000	5.250	03/01/2055	6,005,695
Public Finance Authority RB for McLemore Resort Manager LLC Series 2021 A (NR/NR)(d)
15,750,000	4.500	06/01/2056	11,644,740
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(d)
41,995	5.500	12/01/2048	13,018

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(d)
$85,207	7.250%	12/01/2048	$ 26,414
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)(d)
12,925,000	5.625	06/01/2050	10,524,975
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)(d)
14,840,000	6.500	06/01/2045	12,095,811
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
2,600,000	5.200	12/01/2037	2,649,587
1,525,000	5.350	12/01/2045	1,526,592
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB+)(d)
4,470,000	6.000	07/01/2031	3,893,799
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
1,425,000	4.000	01/01/2045	1,303,292
1,900,000	3.000	01/01/2050	1,332,954
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(d)
1,950,000	5.000	06/01/2050	1,677,235
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(d)
1,450,000	5.000	09/01/2049	1,105,500
1,360,000	5.000	09/01/2054	1,011,430
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB+)(d)
9,950,000	4.500	07/01/2048	7,618,126
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB)(d)
3,205,000	6.125	10/01/2049	2,808,353
Public Finance Authority RB Refunding for UMA Education, Inc. Series 2019 A (NR/BB)(d)
1,020,000	5.000	10/01/2034	1,024,805
350,000	5.000	10/01/2039	337,893
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
565,000	5.000	11/15/2044	530,391
765,000	5.000	11/15/2049	703,081
Public Finance Authority Revenue Refunding Bonds for Roseman University Of Health Sciences Series 2022 (NR/BB)(d)
800,000	4.000	04/01/2042	670,624
1,400,000	4.000	04/01/2052	1,078,407
Public Finance Authority Revenue Refunding Bonds for Roseman University Of Health Sciences Series 2022 (NR/NR)(c)(d)
100,000	4.000	04/01/2032	110,016
Public Finance Authority Senior Living Revenue Refunding Bonds for Fellowship Senior Living Project Series 2019A (NR/NR)
12,080,000	4.000	01/01/2052	9,175,962
Public Finance Authority Senior RB for Fargo-Moorhead Metropolitan Area Flood Risk Management Project Series 2021 (AMT) (NR/NR)
3,800,000	4.000	03/31/2056	3,020,989

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (NR/BBB-)
$3,250,000	5.250%	07/01/2047	$ 3,100,845
Public Finance Authority Student Housing RB Series 2021A-1 (NR/NR)(d)
8,815,000	4.000	07/01/2061	6,454,110
Public Finance Authority Student Housing RB Subordinate Series 2021B (NR/NR)(d)
1,875,000	5.250	07/01/2061	1,493,888
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,315,000	3.000	02/01/2042	998,201
435,000	4.000	02/01/2045	389,532
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
950,000	4.000	12/01/2051	659,821
950,000	4.000	12/01/2056	636,181
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022B (NR/NR)(d)
32,525,000	6.000	02/01/2062	33,023,722

			185,163,684

Wyoming – 0.3%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
28,040,000	3.625	07/15/2039	24,713,528

TOTAL MUNICIPAL BONDS (Cost $9,708,527,180)			$9,255,827,488

Corporate Bonds – 0.9%
Healthcare - Services – 0.3%
Prime Healthcare Foundation Inc Series (NR/NR)
$16,525,000	7.000%	12/01/27	$ 16,375,234
Toledo Hospital RB Series 2022 B (Ba2/BB)
4,988,000	5.325	11/15/28	4,040,280
Tower Health Series (BB-/NR)
12,854,000	4.451	02/01/50	5,816,435

			26,231,949

Real Estate – 0.6%
Benloch Ranch Improvement Association No. 1 Series 2020 (NR/NR)(j)
6,126,936	9.750	12/01/39	5,955,626
Benloch Ranch Improvement Association No. 1 Series 2021 (NR/NR)(d)(j)
3,777,395	9.750	12/01/39	3,671,779
Benloch Ranch Improvement Association No. 2 (NR/NR)(d)(j)
29,700,000	10.000	12/01/51	27,060,858
Brixton Park Improvement Association No. 1 Series (NR/NR)(d)(j)
27,165,373	6.875	12/01/51	23,351,898

			60,040,161

TOTAL CORPORATE BONDS (Cost $95,297,239)			$ 86,272,110

TOTAL INVESTMENTS – 97.9% (Cost $9,803,824,419)			$9,342,099,598

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%			204,849,071

NET ASSETS – 100.0%			$9,546,948,669

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2023. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on June 30, 2023.

(c)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Zero coupon bond until next reset date.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(h)	When-issued security.

(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Investment Abbreviations:
ABS	— Asset-Backed Security
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BAM	— Build America Mutual Assurance Co.
BHAC	— Berkshire Hathaway Assurance Corp.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
CFD	— Community Facilities District
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
IDA	— Industrial Development Agency
LIBOR	— London Interbank Offered Rates
LP	— Limited Partnership
LT	— Limited Tax
MUN GOVT GTD	— Municipal Government Guaranteed NATL
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
RB	— Revenue Bond
RMKT	— Remarketed
SD CRED	— School District Credit Program
PROG
ST AID WITHHLDG	— State Aid Withholding
UT	— Unlimited Tax
WR	— Withdrawn Rating

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2023, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2023(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003 5.000%, 09/20/2023	1.000%	0.169%	JPMorgan Chase Bank NA	09/20/2023	15,000	$29,911	$(15,494)	$45,405
California State Various Purpose GO Bonds Series 2003 5.000%, 12/20/2023	1.000	0.351	Morgan Stanely Co., Inc.	12/20/2023	10,000	38,203	(13,353)	51,556
Illinois State GO Bonds, Series A, 5.000%, 12/20/2023	1.000	0.045	Morgan Stanely Co., Inc.	12/20/2023	10,000	7,586	(36,145)	43,731

TOTAL						$75,700	$(64,992)	$140,692

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 98.1%
Alabama – 1.1%
Black Belt Energy Gas District Gas Prepay RB 2019 Series A (NR/NR)(a)(b)
$1,000,000	4.000%	12/01/2049	$ 994,161
Black Belt Energy Gas District Gas Supply RB Series 2021A (NR/NR)(a)(b)
365,000	4.000	06/01/2051	360,598
County of Jefferson AL Sewer Revenue (NR/NR)(c)
125,000	0.000	10/01/2050	130,083
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B1/BB-)
200,000	5.750	10/01/2049	204,390
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
30,000	6.500	10/01/2053	31,627
Midcity Improvement District Special Assessment RB Series 2022 (NR\NR)
100,000	3.875	11/01/2027	92,514
100,000	4.250	11/01/2032	88,291

			1,901,664

Alaska – 0.1%
Northern Tobacco Securitization Corp. Tobacco Settlement Asset Back Bonds Series 2021 (NR/A)
100,000	5.000	06/01/2031	110,351

American Samoa – 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 B (Ba3/NR)(d)
100,000	2.470	09/01/2024	96,412

Arizona – 1.3%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(e)
(3M USD LIBOR + 0.81%)
495,000	4.517	01/01/2037	464,024
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/NR)(d)
485,000	6.500	11/01/2053	466,960
Arizona Industrial Development Authority Hospital RB Phoenix Children’s Hospital Series 2020A (A1/A+)
300,000	4.000	02/01/2050	276,378
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
25,000	3.375	07/01/2041	20,889
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
180,000	4.500	01/01/2049	99,584
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
65,000	4.000	07/01/2051	53,473

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)(d)
$25,000	4.000%		12/15/2051	$ 18,271
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Ba1/NR)(d)
265,000	4.000		07/15/2041	217,256
County of Maricopa IDA Education RB Series 2021A (BB+/NR)(d)
75,000	4.000		07/01/2041	61,654
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (BB+/NR)(d)
50,000	2.100		07/01/2026	46,824
150,000	2.625		07/01/2031	126,910
150,000	3.500		07/01/2044	110,180
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
99,000	4.750		07/01/2043	87,154
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
100,000	5.000		05/15/2041	92,529
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB)
50,000	4.000		02/15/2046	41,153
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)(d)
40,000	4.000		07/01/2051	30,444
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(d)
25,000	5.125		10/01/2030	25,171

				2,238,854

Arkansas – 0.1%
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
50,000	4.250		07/01/2041	44,578
25,000	3.500		07/01/2046	16,675
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
100,000	3.500		07/01/2038	99,133

				160,386

California – 8.4%
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (A2/AA)
200,000	0.000	(f)	08/01/2036	113,584
Bay Area Toll Authority Bridge RB 2021 Series D (AA/AA)(b)(e) (SIFMA Municipal Swap Index Yield + 0.30%)
500,000	3.530		04/01/2056	487,858

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Bay Area Toll Authority Bridge RB 2021 Series E (AA/AA(b)(e)
(SIFMA Municipal Swap Index Yield + 0.41%)
$350,000	3.640%		04/01/2056	$ 340,373
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (NR/NR)(a)(b)
575,000	4.000		05/01/2053	574,987
California Community Housing Agency RB Series 2021A-1 Senior Bonds (NR/NR)(d)
150,000	4.000		02/01/2056	124,329
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (NR/BBB-)
10,000	4.000		06/01/2049	9,945
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/BBB+)
50,000	4.000		06/01/2049	46,197
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB-)
15,000	5.000		06/01/2049	15,295
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)
250,000	0.000	(f)	06/01/2055	54,360
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)
400,000	0.000	(f)	06/01/2055	46,796
California Health Facilities Financing Authority RB for Lucile Salter Packard Childrens Hospital at Stanford 2016 Series B (A1/A+)
760,000	5.000		08/15/2055	775,304
California Health Facilities Financing Authority Refunding RB Lucile Salter Packard Children’s Hospital At Stanford 2022 Series A Forward Delivery (A1/A+)
135,000	4.000		05/15/2051	129,490
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
100,000	4.000		07/01/2041	88,289
California Municipal Finance Authority Revenue Refunding Bonds for Eisenhower Medical Center Series 2017A (Baa2/NR)
150,000	5.000		07/01/2042	152,999
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
1,000,000	5.000		12/31/2043	1,015,843
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardends Project Series 2022B-1 (NR\NR)
50,000	2.750		11/15/2027	47,344
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardends Project Series 2022B-2 (NR\NR)
75,000	2.125		11/15/2026	70,814
California Municipal Finance Authority Solid Waste Disposal Refunding RB Republic Services, Inc. Project Series 2021A (NR/BBB+/A-2)(a)(b)
470,000	4.100		07/01/2041	470,209

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (B+/NR)
$250,000	4.000%	07/15/2029	$ 247,155
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3 (NR/A-)
205,000	4.300	07/01/2040	206,867
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (NR/NR)(d)
250,000	5.000	07/01/2034	267,443
275,000	5.000	07/01/2035	291,414
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(d)
55,000	5.000	06/15/2040	52,694
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (BB-/NR)(d)
250,000	6.250	04/01/2052	249,638
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (BBB-/NR)(d)
100,000	5.000	10/01/2042	102,315
California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)(d)
250,000	6.375	06/01/2052	254,959
California School Finance Authority Charter School Refunding RB Partnerships To Uplift Communities Project Series 2023 Social Bonds (NR/BB+)(d)
100,000	5.000	08/01/2033	101,924
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)(d)
365,000	3.000	07/01/2030	324,774
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)(d)
260,000	4.000	06/01/2031	245,131
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/BB-)(d)
250,000	5.250	12/01/2056	241,591
California Statewide Communities Development Authority CFD No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023 (NR/NR)
250,000	5.000	09/01/2053	239,118
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
125,000	4.000	09/01/2051	106,702
California Statewide Communities Development Authority Kaiser Permanente RB Series 2009C (NR/AA-)(a)(b)
120,000	5.000	04/01/2046	134,775
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB-)
275,000	5.500	12/01/2054	274,578

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
$50,000	5.125%	09/01/2042	$ 50,497
California Statewide Communities Development Authority Student Housing Refunding RB for University of California Irvine East Campus Apartments Series 2016 (Baa1/NR)
100,000	5.000	05/15/2040	101,645
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (NON-AMT) (A-/BBB+)
190,000	1.750	09/01/2029	161,258
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
50,000	4.000	09/01/2041	45,332
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(d)
50,000	4.000	09/01/2036	46,974
City of Alameda Community Facilities District 2023 Special Tax Bonds (NR/NR)
50,000	5.000	09/01/2048	48,146
City of Beaumont CFD No. 2016-3 Sundance 2023 Special Tax Bonds (NR/NR)
245,000	5.000	09/01/2048	246,202
City of Chula Vista CA Community Facilities District No. 16-1 Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000	4.000	09/01/2046	222,244
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
25,000	3.000	09/01/2039	19,253
City of Palm Desert Community Facilities District No. 2005-1 Special Tax Refunding Bonds Series 2021 A (NR/NR)
25,000	4.000	09/01/2036	23,964
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
100,000	3.000	09/01/2031	92,012
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
250,000	4.000	09/01/2033	249,503
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
25,000	4.000	09/01/2040	23,016
City of San Francisco Airport Commission International Airport Second Series RB Series 2018E (A1/A+)
400,000	5.000	05/01/2048	420,638
City of San Francisco Airport Commission International Airport Second Series RB Series 2019A (A1/A+)
490,000	5.000	05/01/2049	505,268
CMFA Special Finance Agency VIII Essential Housing RB 2021A-1 (NR/NR)(d)
150,000	3.000	08/01/2056	98,502
County of Los Angeles CA Community Facilities District NO 2021-01
100,000	5.000	09/01/2047	100,622

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (A/Baa2)
$750,000	4.000%		01/15/2046	$ 725,197
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB-/NR)
635,000	3.850		06/01/2050	575,290
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)
250,000	0.000	(f)	06/01/2036	107,814
Modesto Financing Authority Domestic Project RB 2007F (NATL) (A+/NR)(e)
(3M USD LIBOR + 0.63%)
525,000	4.312		09/01/2037	503,039
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000	3.000		09/01/2034	113,473
River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
170,000	5.000		09/01/2042	162,767
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
25,000	2.500		09/01/2037	18,990
125,000	4.000		09/01/2041	116,353
275,000	4.000		09/01/2050	241,261
Sacramento County Financing Authority RB Series 2007B (NATL) (AA-/Aa3)(e)
(3M USD LIBOR + 0.55%)
1,180,000	4.232		06/01/2034	1,128,826
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A2/NR)
150,000	4.000		07/01/2039	147,799
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (Ba1/NR)
100,000	4.000		08/01/2032	89,523
State of California Various Purpose GO Refunding Bonds (Aa2/AA-)
315,000	4.000		10/01/2042	320,630
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
100,000	4.000		09/01/2050	87,320
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
50,000	2.500		09/02/2046	32,136

				14,730,588

Colorado – 3.9%
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
125,000	5.350		12/01/2050	111,521
Citadel on Colfax Business Improvement District Senior RB Series 2020 B (NR/NR)
100,000	7.875		12/15/2050	91,958

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
City of Denver Airport System Subordinate RB Series 2018A (AMT) (A1/A)
$575,000	5.250%		12/01/2043	$ 602,762
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (NR/NR)
100,000	4.000		10/01/2056	77,590
Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
100,000	5.000		09/01/2052	96,772
Colorado Educational and Cultural Facilities Authority Charter School RB for STEM School Project Series 2019 (NR/Baa3)
90,000	5.000		11/01/2049	85,859
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
695,000	6.000		07/01/2036	660,483
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
440,000	6.000		07/01/2031	430,240
Colorado Health Facilities Authority Hospital RB Boulder Community Health Project Series 2020 (A3/A-)
275,000	4.000		10/01/2038	268,351
300,000	4.000		10/01/2039	291,038
300,000	4.000		10/01/2040	289,202
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Baa1/NR)
200,000	4.000		09/01/2050	176,014
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)(a)
101,026	5.000		07/01/2057	79,679
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/AA)
100,000	4.000		11/15/2043	98,079
Colorado Health Facilities Authority RB Series 2019A-2 (A-/Baa1)
885,000	4.000		08/01/2049	809,013
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (NR/B)
650,000	5.000		10/01/2032	650,599
Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Bonds Series 2016 (BBB-/Baa2)
225,000	5.000		12/01/2033	230,465
E-470 Public Highway Authority RB Series 2004 A (NATL) (A2/A)
20,000	0.000	(f)	09/01/2034	13,107
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)(d)
150,000	5.000		12/01/2032	151,876
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
500,000	4.000		12/01/2041	388,985
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
915,000	5.250		12/01/2051	787,202

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
$575,000	3.375%	12/01/2030	$ 517,409

			6,908,204

Connecticut – 0.2%
City of Stamford Housing Authority RB Anticipation Notes for Dogwoods Project Series 2022 (NR/NR)(d)
100,000	11.000	12/01/2027	104,416
State of Connecticut Health & Educational Facilities Authority RB Series E (NR/BBB) (NR/NR)
230,000	4.000	07/01/2041	190,123
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BBB-)
55,000	5.375	07/01/2052	52,180
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(d)
100,000	4.000	04/01/2041	81,952

			428,671

Delaware – 0.0%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR\BB)
50,000	3.000	06/01/2032	41,950
50,000	4.000	06/01/2042	40,239

			82,189

District of Columbia – 1.4%
District of Columbia Private Activity RB Series 2022A (NR/NR)
100,000	5.500	02/28/2037	107,026
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2019A (AMT) (AA-/Aa3)
1,500,000	5.000	10/01/2044	1,564,590
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A2/A)
565,000	5.000	10/01/2039	593,715
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A2/AA)
125,000	3.000	10/01/2050	93,810
100,000	4.000	10/01/2053	94,903

			2,454,044

Florida – 17.9%
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
200,000	5.000	06/15/2032	201,557
AH at Turnpike South Community Development District Special Assessment Phase 3 Project Series 2021 (NR/NR)
500,000	4.000	05/01/2051	391,670

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/BBB) (NR/NR)
$250,000	4.000%	10/01/2046	$ 184,467
Astonia Community Development District Polk County, Florida Special Assessment Bonds, Series 2023 Assessment Area Three Project (NR/NR)
65,000	5.125	06/15/2043	64,477
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(d)
55,000	3.200	05/01/2041	42,330
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(d)
15,000	2.500	05/01/2026	14,292
50,000	3.200	05/01/2041	38,470
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
95,000	2.375	05/01/2026	89,699
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
25,000	3.125	05/01/2041	18,697
Avenir Community Development District Special Assessment Bonds Series 2023 (NR/NR)
50,000	4.500	05/01/2030	49,649
100,000	5.375	05/01/2043	98,258
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(d)
20,000	3.625	06/01/2024	19,871
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
660,000	2.875	05/01/2031	576,350
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)(d)
200,000	3.000	05/01/2031	176,025
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
35,000	6.000	11/01/2027	36,784
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625	12/15/2040	86,327
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
500,000	3.125	05/01/2031	445,894
Berry Bay Community Development District Special Assessment RB Series 2023 (NR/NR)
130,000	5.500	05/01/2043	131,464
Black Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
205,000	4.800	06/15/2027	206,091
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR\NR)
100,000	3.250	06/15/2042	74,595

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
$300,000	4.000%	09/01/2049	$ 281,820
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
45,000	4.750	05/01/2027	44,888
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
165,000	4.000	05/01/2027	162,827
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)(d)
625,000	5.250	12/01/2058	567,608
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)(d)
100,000	4.000	07/01/2051	73,145
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (Baa3/NR)
200,000	4.000	08/01/2030	197,375
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)(d)
100,000	4.000	12/01/2028	93,374
300,000	5.250	12/01/2043	285,210
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
235,000	2.750	05/01/2031	202,529
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.350	05/01/2041	76,815
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(d)
95,000	3.375	05/01/2041	73,866
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(d)
95,000	3.700	05/01/2040	77,934
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
105,000	2.400	05/01/2026	99,157
Charlotte County IDA Utility System RB Series 2021A (NR/NR)(d)
200,000	4.000	10/01/2051	152,510
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (NR/A-)
145,000	4.000	11/01/2039	136,420
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/NR)
100,000	5.125	06/01/2042	100,270
Coddington Community Development District
260,000	5.000	05/01/2032	264,417
Connerton East Community Development District Special Assessment Bonds Series 2023 (NR/NR)
100,000	5.250	06/15/2043	101,155
Copper Oaks Community Development District Special Assesstment Refunding and Improvement Bonds Series 2021 (NR/NR)
175,000	3.000	05/01/2031	153,618

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
$175,000	3.000%	05/01/2035	$ 141,786
Corkscrew Crossing Community Development District Special Assessment Bonds Series 2023 (NR/NR)
200,000	4.300	05/01/2033	197,780
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
50,000	3.875	05/01/2027	48,868
50,000	4.250	05/01/2032	47,769
270,000	4.625	05/01/2042	245,882
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
340,000	4.250	05/01/2042	307,569
Crossings Community Development District Special Assessment Bonds Series 2022 (NR/NR)
165,000	4.250	05/01/2027	164,089
260,000	4.750	05/01/2032	259,657
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(d)
145,000	2.700	05/01/2025	140,240
310,000	3.125	05/01/2030	279,661
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(d)
50,000	2.625	05/01/2025	48,482
Deerbrook Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
100,000	5.250	05/01/2043	99,020
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
305,000	3.750	05/01/2040	250,969
DW Bayview Community Development District Sepcial Assessment Bonds for Manatee County Series 2022 (NR/NR)
140,000	4.300	05/01/2027	138,562
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(d)
50,000	3.375	05/01/2041	38,937
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
235,000	4.875	05/01/2032	236,911
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
50,000	3.300	05/01/2041	38,219
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR\NR)
75,000	3.625	05/01/2032	68,973
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
100,000	4.000	05/01/2040	91,700
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000	3.600	05/01/2041	103,082

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Edgewater East Community Development District Special Assessment RB Series 2022 (NR\NR)
$125,000	3.375%	05/01/2032	$ 110,550
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (BBB+/Baa2)
760,000	4.000	08/15/2045	679,426
Eureka Grove Community Development District Special Assessment Bonds for 2021 Project Series 2021 (NR/NR)
685,000	3.500	05/01/2041	535,197
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
100,000	5.000	11/01/2039	99,538
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
195,000	5.000	05/01/2035	197,433
Florida Development Finance Corp. Educational Facilities RB Series 2022A (NR/Ba2)(d)
100,000	5.000	07/01/2032	93,657
135,000	5.375	07/01/2042	121,834
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)(d)
100,000	5.000	10/01/2042	94,786
Florida Development Finance Corp. RB for Brightline Passenger Rail Expansion Project Series 2022A (NR/NR)(a)(b)(d)
500,000	7.250	07/01/2057	508,546
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(d)
100,000	4.000	06/01/2030	91,689
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(d)
100,000	5.125	06/01/2040	86,290
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-2 (NR/NR)(d)
100,000	1.750	06/01/2026	96,925
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
100,000	4.000	06/01/2030	92,505
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(d)
700,000	7.375	01/01/2049	693,003
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (Ba2/NR)(d)
100,000	4.000	06/30/2041	80,351
Florida Development Finance Corp. Surface Transportation Facility RB for Virgin Trains USA Passenger Rail Project Series 2019A (NR/NR)(a)(b)(d)
400,000	6.500	01/01/2049	383,561
Florida Development Finance Corp. Surface Transportation Facility RB Series 2019A (NR/NR)(a)(b)(d)
100,000	6.375	01/01/2049	96,442

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
$150,000	5.000%	03/01/2047	$ 148,471
Forest Lake Community Development District Special Assessment Bonds Series 2022 (NR/NR)(d)
60,000	4.750	05/01/2027	60,265
130,000	5.000	05/01/2032	131,131
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
165,000	2.950	05/01/2031	144,265
75,000	3.350	05/01/2041	57,684
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
100,000	4.000	05/01/2030	96,277
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
25,000	3.750	11/01/2024	24,790
50,000	4.750	11/01/2039	47,797
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
60,000	3.500	11/01/2041	46,662
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
710,000	3.750	05/01/2041	574,835
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
35,000	4.200	05/01/2027	34,628
Harmony On Lake Eloise Community Development District City of Winter Haven, Florida Capital Improvement RB, Series 2023 Assessment Area One (NR/NR)
80,000	5.125	05/01/2043	79,551
Harmony West Community Development District Special Assessment RB Series 2023 (NR/NR)
300,000	5.300	05/01/2053	300,204
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
125,000	3.450	05/01/2041	98,907
Hawkstone Community Development District Special Assessment RB Series 2023 (NR/NR)
485,000	4.375	05/01/2030	483,983
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
40,000	2.875	05/01/2025	38,801
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(d)
25,000	3.500	05/01/2031	22,900
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
135,000	2.375	05/01/2026	127,501
Hillsborough County Aviation Authority Revenue Refunding Bonds Series 2015-A (NR/AA-)
350,000	5.000	10/01/2040	351,863

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
$125,000	3.000%	05/01/2037	$ 97,570
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.125	05/01/2041	74,353
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.500	05/01/2040	80,279
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
100,000	2.700	05/01/2031	85,826
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.600	06/15/2041	42,512
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
200,000	5.500	05/01/2042	195,853
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
85,000	3.400	05/01/2030	78,500
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
100,000	3.200	05/01/2030	90,575
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
125,000	3.250	05/01/2029	116,711
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
140,000	2.300	05/01/2026	132,237
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
100,000	4.750	11/01/2048	90,237
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
75,000	4.000	05/01/2038	66,589
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	4.750	05/01/2032	99,520
50,000	5.000	05/01/2042	48,981
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
110,000	3.125	05/01/2025	107,515
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
75,000	3.250	05/01/2031	67,042
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
50,000	3.450	05/01/2041	39,061

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Mangrove Point Community Development District Capital Improvement RB Series 2022 (NR/NR)
$75,000	4.250%	05/01/2042	$ 65,709
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
160,000	3.250	05/01/2041	120,479
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (NR/Ba2)(d)
100,000	5.000	07/01/2037	97,158
100,000	5.250	07/01/2042	96,165
Midtown Miami Community Development District Special Assessment Revenue Refunding Bonds for Parking Garage Project Series 2014A (NR/NR)
240,000	5.000	05/01/2037	235,703
Mirada Community Development District Capital Improvement RB Series 2021 (NR/NR)
100,000	3.250	05/01/2032	88,887
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.500	05/01/2041	78,131
100,000	4.000	05/01/2051	78,334
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
200,000	3.375	11/01/2041	154,370
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)(d)
230,000	4.750	05/01/2027	229,350
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625	05/01/2040	81,210
Ocala Preserve Community Development District Capital Improvement RB Series 2021 (NR/NR)
155,000	2.375	11/01/2026	144,105
330,000	2.875	11/01/2031	283,961
Orange Blossom Groves Community Development District Special Assessment Bonds Series 2023 (NR/NR)
50,000	5.250	06/15/2043	50,578
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)
175,000	4.000	06/01/2036	149,362
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(d)
15,000	3.250	05/01/2024	14,871
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.150	11/01/2041	36,790
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
155,000	3.750	05/01/2040	127,556
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
100,000	3.550	05/01/2041	79,185

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
$210,000	2.625%	05/01/2034	$ 179,702
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
125,000	3.500	05/01/2037	103,657
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.500	11/01/2030	94,714
Preston Cove Community Development District Special Assessment RB Series 2022 (NR\NR)
675,000	3.600	05/01/2032	611,404
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
35,000	2.200	12/15/2026	32,616
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR\NR)
100,000	3.000	05/01/2036	83,505
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
90,000	3.300	05/01/2042	71,569
Rolling Hills Community Development District Capital Improvement RB Series 2022A-1 (NR\NR)
205,000	3.125	05/01/2027	195,083
365,000	3.400	05/01/2032	325,440
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
160,000	2.450	11/01/2026	149,969
Rye Crossing Community Development District Capital Improvement RB Series 2023 (NR/NR)
75,000	5.000	05/01/2043	73,607
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
100,000	2.625	05/01/2040	78,514
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
85,000	3.300	11/01/2041	66,404
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (NR/A1)
250,000	4.000	07/01/2048	234,313
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
50,000	3.750	05/01/2040	41,098
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR\NR)
50,000	4.125	05/01/2032	47,714
75,000	4.500	05/01/2042	67,591
Seaton Creek Reserve Community Development District City of Jacksonville, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)(d)(g)
100,000	5.250	06/15/2043	100,149

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Sedona Point Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2023 2023 Project (NR/NR)
$225,000	5.000%	06/15/2043	$ 223,589
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
100,000	5.000	10/01/2032	100,176
Seminole Palms Community Development District City of Palm Coast, Florida Special Assessment Bonds, Series 2023 2023 Project Area (NR/NR)
90,000	5.500	05/01/2043	90,331
Sherwood Manor Community Development District Special Assessment RB Series 2023 (NR/NR)
50,000	4.625	05/01/2030	50,136
70,000	5.500	05/01/2043	70,788
Siena North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
50,000	4.000	06/15/2042	42,287
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR\NR)
100,000	3.000	06/15/2032	85,650
100,000	3.250	06/15/2042	75,825
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
235,000	4.000	05/01/2052	182,826
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
200,000	3.500	05/01/2041	156,402
Six Mile Creek Community Development District St. Johns County, Florida Capital Improvement RB, Series 2023 2023 Project Area (NR/NR)
100,000	5.500	05/01/2043	100,368
Sorrento Pines Community Development District Lake County, Florida Special Assessment Bonds, Series 2023 Assessment Area One (NR/NR)
70,000	5.250	05/01/2043	69,824
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
25,000	3.250	06/15/2041	19,958
St. Augustine Lakes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
520,000	5.375	06/15/2042	522,368
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
100,000	4.000	12/15/2036	85,618
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
150,000	4.000	08/01/2055	122,052
St. Johns County Water & Sewer RB Series 2022 (Aa2/AAA)
500,000	5.000	06/01/2047	552,307

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$470,000	3.000%	05/01/2031	$ 412,574
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR)(d)
130,000	3.000	11/01/2032	111,598
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR) (NR/NR)(d)
50,000	3.300	11/01/2041	38,267
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
50,000	4.500	06/15/2039	47,101
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2023 (NR/NR)
100,000	5.375	06/15/2043	101,420
Storey Creek Community Development District
240,000	5.000	06/15/2032	244,149
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR\NR)
100,000	3.000	06/15/2032	86,734
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(d)
25,000	2.875	06/15/2031	22,451
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
75,000	3.450	05/01/2041	58,536
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
80,000	3.750	05/01/2040	65,913
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
45,000	4.000	05/01/2033	42,542
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.375	05/01/2041	38,892
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
50,000	3.300	12/15/2041	38,064
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
30,000	2.500	05/01/2026	28,424
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(d)
75,000	3.625	05/01/2040	64,669
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
540,000	2.700	05/01/2031	464,832
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(d)
100,000	3.250	05/01/2030	90,917

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)(d)
$305,000	2.375%	11/01/2026	$ 284,058
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
30,000	2.500	11/01/2026	28,055
50,000	3.000	11/01/2031	43,667
40,000	3.500	11/01/2041	31,580
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
100,000	3.375	11/01/2030	91,077
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR\NR)
75,000	4.000	05/01/2042	63,274
Two Rivers East Community Development District Pasco County, Florida Special Assessment Bonds, Series 2023 Series 2023 Project (NR/NR)
200,000	5.750	05/01/2043	201,324
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	5.125	05/01/2042	97,749
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
85,000	3.375	05/01/2045	72,803
Varrea South Community Development District City of Plant City, Florida Capital Improvement RB, Series 2023 2023 Assessment Area (NR/NR)
75,000	5.125	05/01/2043	74,948
V-Dana Community Development District Lee County, Florida Special Assessment Bonds, Series 2023 Assessment Area Two – 2023 Project Area (NR/NR)
75,000	5.250	05/01/2043	75,337
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
250,000	3.625	05/01/2041	202,771
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(d)
20,000	3.600	05/01/2041	15,853
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
50,000	4.125	05/01/2034	47,292
Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
310,000	5.875	11/01/2029	316,245
Verano Community Development District Special Assessment Bonds Series 2023 (NR/NR)
50,000	4.625	05/01/2030	50,236
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
100,000	3.750	05/01/2037	86,339

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
$30,000	2.625%	05/01/2024	$ 29,634
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(d)
50,000	2.625	05/01/2030	44,900
50,000	3.000	05/01/2035	42,396
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
50,000	2.550	05/01/2031	44,085
100,000	2.850	05/01/2036	81,822
100,000	3.000	05/01/2041	75,601
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
100,000	5.125	05/01/2042	97,692
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR\NR)
45,000	3.450	05/01/2042	34,353
Villamar Community Development District Special Assessment Bonds for Phase 4 Project Series 2022 (NR\NR)
670,000	4.000	05/01/2042	566,446
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.750	05/01/2040	82,489
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
60,000	5.125	05/01/2042	58,233
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(d)
125,000	4.000	05/01/2040	107,759
100,000	4.000	05/01/2051	78,334
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
75,000	2.400	05/01/2026	70,845
25,000	3.000	05/01/2031	21,990
West Villages Improvement District Special Assessment RB Series 2023 (NR/NR)
100,000	4.625	05/01/2030	100,363
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
50,000	4.750	05/01/2039	47,852
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
60,000	3.500	05/01/2041	47,641
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
100,000	3.500	05/01/2041	78,714
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
100,000	3.250	05/01/2041	76,720

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Westview North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$90,000	5.000%	06/15/2029	$ 90,612
Whispering Pines Community Development District Special Assessment Bonds Series 2023 (NR/NR)
145,000	4.500	05/01/2030	145,687
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
150,000	4.250	06/15/2039	133,631
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
135,000	5.625	05/01/2042	138,001
Wind Meadows South Community Development District City of Bartow, Florida Special Assessment Bonds, Series 2023 Assessment Area Two Project (NR/NR)
265,000	4.500	05/01/2030	265,095
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
35,000	2.400	05/01/2026	33,061
150,000	2.950	05/01/2031	131,239
75,000	3.350	05/01/2041	57,756
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR\NR)
5,000	4.000	05/01/2042	4,226
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.700	05/01/2040	82,470
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
25,000	3.375	05/01/2041	19,299

			31,433,765

Georgia – 1.5%
Development Authority of Fulton County RB Wellstar Health System, Inc. Project, Series 2020A (A2/A+)
750,000	4.000	04/01/2050	701,498
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
35,000	2.375	01/01/2031	30,409
Main Street Natural Gas Gas Supply RB Series 2021A (NR/NR)(a)(b)
975,000	4.000	07/01/2052	971,775
Main Street Natural Gas Inc. Gas Supply RB Series 2021C (NR/NR)(a)(b)
500,000	4.000	05/01/2052	492,433
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2009 (NR/BBB+)(a)(b)
500,000	3.875	10/01/2048	500,101

			2,696,216

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Guam – 0.6%
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)(g)
$100,000	5.250%		10/01/2029	$ 102,832
100,000	5.250		10/01/2030	102,740
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
50,000	4.460		10/01/2043	37,893
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba2/B+)
20,000	3.625		02/01/2025	19,445
60,000	4.250		02/01/2030	59,345
Guam Government RB Refunding Series 2021 E (Ba1/NR)
275,000	3.250		11/15/2026	262,316
Guam Government RB Refunding Series 2021 F (Ba1/NR)
450,000	4.000		01/01/2042	397,737
Guam Waterworks Authority Water & Wastewater RB Series 2016 (Baa2/A-)
65,000	5.000		01/01/2046	65,629

				1,047,937

Idaho – 0.2%
City of Boise City, Idaho Airport Revenue and Revenue Refunding Bonds, Series 2021A (NON-AMT) (A1/NR)
275,000	5.000		09/01/2051	294,138

Illinois – 8.6%
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle Green Mount Redevelopment Project Series 2021B (NR/NR)
35,000	3.750		07/01/2041	32,560
Board of Education of The City of Chicago UT GO Refunding Bonds Dedicated Revenues, Series 2017G (NR/BB+)
250,000	5.000		12/01/2044	247,718
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)
100,000	0.000	(f)	12/01/2031	69,824
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL) (Baa2/BB)
85,000	0.000	(f)	12/01/2025	77,053
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba3/BB)
500,000	6.038		12/01/2029	493,839
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB)
100,000	7.000		12/01/2044	105,002
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB)
100,000	6.500		12/01/2046	104,752
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB+)
375,000	6.000		01/01/2038	398,942
City of Chicago Board of Education Dedicated Capital Improvement Tax Bonds Series 2023 (NR/NR)
150,000	5.000		04/01/2045	155,010

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education UT GO Bonds Series 2021A (NR/BB)
$210,000	5.000%	12/01/2036	$ 216,439
250,000	5.000	12/01/2038	254,642
City of Chicago Board of Education UT GO Bonds Series 2022A (NR/BB)
500,000	4.000	12/01/2047	437,266
City of Chicago Board of Education UT GO Refunding Bonds Series 2017C (BB/NR)
500,000	5.000	12/01/2025	512,032
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (NR/AA)
450,000	5.000	12/01/2029	477,605
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (NR/BB)
100,000	5.000	12/01/2024	101,124
City of Chicago Board of Education UT GO Series 2015E Project Bonds (NR/BB)
100,000	5.125	12/01/2032	100,477
City of Chicago GO Bonds Project & Refunding Series 2014A (Baa3/BBB+)
500,000	5.000	01/01/2036	504,250
City of Chicago GO Bonds Series 2021B (BBB+/BBB-)
826,000	4.000	01/01/2049	715,091
City of Chicago GO Refunding Bonds Series B (Ba1\BBB+)
860,000	5.765	01/01/2028	851,828
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
200,000	5.000	01/01/2042	210,633
150,000	4.500	01/01/2048	148,524
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022D (AMT) (NR/A+)
100,000	4.000	01/01/2042	98,110
Eastern Illinois Economic Development Authority, Illinois Business District RB Remington Road & I-57 Business District Series 2023 (NR/NR)
100,000	5.000	11/01/2033	98,176
Illinois Finance Authority RB for Depaul College Prep Foundation Series 2023A (NR/BB+)(d)
125,000	5.500	08/01/2043	126,770
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
165,000	5.000	03/01/2040	160,494
Illinois Finance Authority RB for Plymouth Place Series 2022B-3 (NR/NR)
250,000	4.750	11/15/2027	249,208
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(d)
100,000	6.125	04/01/2049	93,909
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
305,000	5.000	10/01/2033	326,611

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
$25,000	5.000%		05/15/2041	$ 21,423
Illinois Finance Authority RB Series 2015A (NR/NR)
1,060,000	5.000		05/15/2028	988,686
Illinois Finance Authority RB Series 2021 (NR\BB+)(d)
250,000	4.000		10/01/2042	190,769
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
600,000	5.000		11/01/2028	638,666
Illinois State GO Bonds Series 2020 (Baa2/BBB)
50,000	5.500		05/01/2039	54,629
290,000	5.750		05/01/2045	315,782
Illinois State GO Refunding Bonds Series 2018 B (Baa2/BBB)
375,000	5.000		10/01/2031	404,472
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/BBB+)
135,000	0.000	(f)	12/15/2032	93,245
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+)
185,000	0.000	(f)	12/15/2054	38,321
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (A-/Baa3)
1,000,000	0.000	(f)	12/15/2034	630,511
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (A-/NR)
30,000	4.000		06/15/2052	26,927
Sales Tax Securitization Corporation Second Lien Sales Tax Securitization Bonds, Refunding Series 2023C Forward Delivery (NR/AA-)(g)
100,000	5.000		01/01/2036	109,736
State of Illinois GO Bonds Series 2016 (BBB/Baa2)
1,000,000	4.000		06/01/2033	1,003,026
State of Illinois GO Bonds Series 2016 (Baa1/BBB+)
1,240,000	5.000		01/01/2026	1,283,610
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
580,000	4.250		12/01/2040	572,916
State of Illinois GO Bonds Series 2017 D (Baa2/BBB)
30,000	3.250		11/01/2026	29,285
State of Illinois GO Bonds Series 2022A (Baa1/BBB+)
625,000	5.500		03/01/2047	678,018
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
400,000	5.000		10/01/2029	432,245
Upper Illinois River Valley Development Authority Educational Facility RB for Elgin Math & Science Academy Charter School Project Series 2023A (Ba2/NR)(d)
150,000	5.625		03/01/2043	145,734

				15,025,890

Indiana – 0.5%
Indiana Finance Authority CHF - Tippecanoe, LLC - Student Housing Project Student Housing RB Series 2023A (NR/BBB-)
100,000	5.125		06/01/2058	101,118

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (NR/BB-)
$400,000	4.125%	12/01/2026	$ 395,547
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/A-)(a)(b)
35,000	2.100	11/01/2049	33,637
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
50,000	2.520	11/15/2026	44,856
50,000	2.920	11/15/2027	44,392
50,000	3.210	11/15/2028	43,918
50,000	3.260	11/15/2029	43,042
50,000	3.300	11/15/2030	42,186
Town of Upland Economic Development RB for Taylor University Project Series 2021 (NR/A-)
85,000	4.000	09/01/2033	84,761

			833,457

Iowa – 0.7%
City of Coralville GO Annual Appropriation Refunding Bonds Series 2022C (NR/NR)
575,000	5.000	05/01/2042	554,744
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (BBB-/NR)(a)(b)
300,000	4.000	12/01/2050	295,139
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (BBB+/NR)
310,000	5.000	10/01/2034	329,000

			1,178,883

Kansas – 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
50,000	4.000	06/01/2036	41,739
Salina Airport Authority GO Bonds 2023B (AMT) (Aa3/AA)
200,000	4.000	09/01/2036	201,190

			242,929

Kentucky – 1.1%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)(d)
200,000	4.450	01/01/2042	192,194
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A1/A)
150,000	2.125	10/01/2034	118,572
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A1/A)
150,000	2.000	02/01/2032	122,748
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
90,000	4.000	03/01/2049	78,012

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A2/AA)
$75,000	4.000%	06/01/2045	$ 69,890
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
500,000	2.000	10/01/2033	402,236
Public Energy Authority of Kentucky Gas Supply RB Series 2022 A-1 (NR/NR)(a)(b)
955,000	4.000	08/01/2052	936,737

			1,920,389

Louisiana – 0.9%
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)
225,000	4.450	06/01/2027	224,513
250,000	5.000	06/01/2032	251,319
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
695,000	2.875	06/01/2031	600,424
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Downsville Community Charter School Project Series 2023 (NR/NR)(d)
100,000	6.500	06/15/2038	102,176
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)(d)
100,000	6.000	06/01/2037	95,902
Louisiana Public Facilities Authority RB for Lincoln Prepatory School Project Series 2022A (NR/NR)(d)
100,000	6.125	06/01/2037	99,761
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)(d)
100,000	4.000	06/01/2041	79,445
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)(d)
100,000	4.000	06/01/2041	79,445

			1,532,985

Maine – 0.5%
Maine Health & Higher Educational Facilities Authority RB for MaineHealth Series 2020A (A1/A+)
200,000	4.000	07/01/2050	187,312
Maine Health and Higher Education Facilities Authority RB Series 2021A (AA/A1)
375,000	4.000	07/01/2037	371,261
325,000	4.000	07/01/2041	310,745

			869,318

Maryland – 1.3%
City of Gaithersburg Economic Development Project RB Series 2022 (NR/NR)
75,000	5.000	01/01/2037	72,152
100,000	5.125	01/01/2042	94,024

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
$90,000	4.000%		07/01/2040	$ 82,092
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Baa3/NR)
195,000	3.997		04/01/2034	156,460
Maryland Economic Development Corp. Senior Student Housing RB for Morgan State University Project Series 2022A (NR/BBB-)
250,000	5.625		07/01/2043	274,675
Maryland Health & Higher Educational Facilities Authority RB Refunding for Adventist Healthcare Obligated Group Series 2020 (Baa3/NR)
865,000	4.000		01/01/2038	792,855
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)(d)
100,000	5.500		05/01/2042	95,153
Maryland Health and Higher Educational Facilities Authority RB Monocacy Montessori Communities Issue Series 2023 (NR/NR)(d)(g)
100,000	5.875		07/01/2043	100,252
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (Aa3/AA-)
700,000	0.000	(f)	05/01/2051	192,669
700,000	0.000	(f)	05/01/2052	182,645
Mayor and City Council of Baltimore City of Baltimore, Maryland Convention Center Hotel Revenue Refunding Bonds, Series 2017 (NR/B)
100,000	5.000		09/01/2035	99,447
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
100,000	4.875		06/01/2042	95,881

				2,238,305

Massachusetts – 0.1%
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/BB+)(d)
120,000	5.000		07/15/2023	120,023
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL) (Aa1/AA)(e)
(3M USD LIBOR + 0.57%)
30,000	4.120		05/01/2037	29,993

				150,016

Michigan – 2.2%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(a)
1,665,000	4.000		04/01/2044	1,240,020
City of Detroit GO Bonds Series 2020 (Ba3/BB-)
205,000	5.500		04/01/2045	209,238
205,000	5.500		04/01/2050	207,928

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit GO Bonds Series 2021 A (Ba3/BB-)
$45,000	5.000%		04/01/2030	$ 46,769
40,000	5.000		04/01/2032	41,517
105,000	5.000		04/01/2034	108,799
60,000	5.000		04/01/2036	61,484
50,000	5.000		04/01/2038	50,488
City of Detroit GO Bonds Series 2021 B (Ba3/BB-)
50,000	2.711		04/01/2026	44,338
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)(a)
400,000	4.000		04/01/2044	297,903
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (A1/AA)(e)
(3M USD LIBOR + 0.60%)
415,000	4.307		07/01/2032	392,973
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR\BBB-)
100,000	4.000		02/01/2042	81,295
Michigan Finance Authority Tobacco Settlement Asset-Backed Bonds Series 2020A-2 (BBB+/NR)
225,000	5.000		06/01/2040	234,333
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
325,000	3.267		06/01/2039	289,529
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)
4,505,000	0.000	(f)	06/01/2065	437,966
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)
1,150,000	0.000	(f)	06/01/2058	45,668

				3,790,248

Minnesota – 1.0%
City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
75,000	4.000		07/01/2031	68,304
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/BBB-)
380,000	4.000		06/15/2037	350,838
390,000	4.000		06/15/2038	353,637
250,000	4.000		06/15/2039	224,112
Duluth Economic Development Authority Health Care Facilities RB St. Luke’s Hospital of Duluth Obligated Group Series 2022A (NR/BBB-)
425,000	4.000		06/15/2035	408,021
Duluth Independent School District No. 709 COPS Refunding Series 2019 A (Ba2/NR)
25,000	4.000		03/01/2032	24,076

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Minnesota Municipal Gas Agency Commodity Supply RB Series 2022 (NR/NR)
$330,000	4.000%	12/01/2026	$ 331,481

			1,760,469

Mississippi – 0.3%
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa1/A)
200,000	2.375	06/01/2044	125,348
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(d)
100,000	5.000	10/01/2033	104,331
200,000	4.000	10/01/2041	167,397
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (Baa2/BBB)(a)(b)
75,000	1.600	08/01/2027	71,768

			468,844

Missouri – 0.6%
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (Ba1/BBB-)
50,000	4.000	03/01/2041	42,801
City of St. Louis IDA Tax Increment Financing RB for St. Louis Innovation District Project Series 2022 (NR/NR)
100,000	5.000	05/15/2041	99,294
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
100,000	3.500	11/01/2040	90,866
100,000	4.250	11/01/2050	83,789
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
25,000	4.000	08/01/2036	21,473
25,000	4.000	08/01/2041	19,763
State of Missouri Environmental Improvement and Energy Resources Authority Environmental Improvement RB Series 2008 (A/NR)(a)(b)
250,000	3.500	05/01/2038	246,314
State of Missouri Health & Educational Facilities Authority Health Facilities RB for Mosaic Health System Series 2019A (A1/NR)
275,000	4.000	02/15/2038	272,700
The Industrial Development Authority of The County of Taney, Missouri Sales Tax Revenue Improvement Bonds Big Cedar Infrastructure Project Series 2023 (NR/NR)(d)
100,000	5.000	10/01/2033	99,123

			976,123

Nevada – 0.1%
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
50,000	3.125	06/01/2051	32,205

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
$100,000	5.000%		07/01/2040	$ 99,352

				131,557

New Hampshire – 0.3%
National Finance Authority Hospital RB Series 2021B (AGM) (AA/A1)
500,000	3.000		08/15/2046	377,136
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
225,000	4.000		01/01/2041	186,726
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (Baa1/A-)(a)(b)
40,000	2.800		10/01/2033	39,908

				603,770

New Jersey – 4.1%
Atlantic County Improvement GO Lease RB for Stockton University Altantic City Campus Project Series 2021A (Baa1/AA)
140,000	4.000		07/01/2053	130,724
New Jersey Economic Development Authority RB Series 2021 QQQ (Baa1/BBB)
450,000	4.000		06/15/2046	428,590
New Jersey Economic Development Authority Special Facility RB for Continental Airlines Project Series 1999 (NR/B+)
650,000	5.250		09/15/2029	651,646
New Jersey Economic Development Authority Water Facilities Refunding RB New Jersey- American Water Company, Inc. Project Series 2020B Bonds (AMT) (NR/A+)(a)(b)
255,000	3.750		11/01/2034	253,577
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology 2020 Series A (NR/BBB+)
25,000	5.000		07/01/2035	26,543
New Jersey Health Care Facilities Financing Authority RB for St.. Joseph’s Healthcare System Obligated Group Issue Series 2016 (BBB-/Baa3)
325,000	5.000		07/01/2041	325,139
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (A2/AA)
975,000	0.000	(f)	12/15/2034	630,114
New Jersey Transportation Trust Fund Authority RB Series 2018 (BBB/Baa1)
215,000	5.000		12/15/2033	232,214
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)
120,000	0.000	(f)	12/15/2032	83,967
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (Baa1/BBB)
155,000	0.000	(f)	12/15/2033	104,106
2,475,000	0.000	(f)	12/15/2038	1,272,101

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (Baa1/BBB)
$75,000	4.000%		12/15/2031	$ 77,332
140,000	5.000		12/15/2032	151,793
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (Baa1/BBB)
75,000	3.000		06/15/2050	56,318
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (Baa1/BBB)
400,000	3.500		06/15/2046	343,707
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (Baa1/BBB)
110,000	0.000	(f)	12/15/2032	76,970
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2018 Series A (A3/BBB+)
1,000,000	5.000		12/15/2028	1,092,199
New Jersey Turnpike Authority Turnpike RB Series 2017 G (A1/AA-)
615,000	4.000		01/01/2043	615,685
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
100,000	4.500		01/01/2048	104,053
250,000	5.250		01/01/2052	280,213
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
100,000	5.375		07/01/2053	100,742
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (AMT) (NR/Baa1)
100,000	5.000		01/01/2048	100,649
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(d)
200,000	6.750		12/01/2041	130,311

				7,268,693

New Mexico – 0.5%
City of Farmington Pollution Control Refunding RB 2005 Series A (NON-AMT) (A-/BBB+)
200,000	1.800		04/01/2029	171,878
City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series D (NON-AMT) (NR/BBB)(a)(b)
380,000	3.900		06/01/2040	381,210
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Tax Increment Bonds Series 2022 (NR/NR)(d)
500,000	4.250		05/01/2040	419,983

				973,071

New York – 8.0%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (NR/NR)
10,000	1.625		11/01/2025	9,347
Brooklyn Arena Local Development Corp. Pilot Revenue Refunding Bonds for Barclays Center Series 2016A (NR/NR)
100,000	5.000		07/15/2042	100,094

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for Academic Leadership Charter School Project Series 2021 (NR/BBB-)
$100,000	4.000%		06/15/2030	$ 98,230
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/BB+)
100,000	5.000		06/15/2042	96,786
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
15,000	5.000		07/01/2042	15,196
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(d)
100,000	5.000		12/01/2041	88,738
Build NYC Resource Corp. RB for Kipp NYC Public School Facilities Canal West Project Series 2022 (NR/BBB-)
150,000	5.000		07/01/2042	153,076
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)(d)
100,000	4.000		06/15/2041	80,760
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)(d)
100,000	4.000		06/15/2027	91,987
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)(d)
100,000	6.500		07/01/2032	102,008
150,000	6.500		07/01/2042	149,513
100,000	6.500		07/01/2052	98,271
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)(d)
100,000	9.750		07/01/2032	97,075
Build NYC Resource Corporation RB Classical Charter Schools Project Series 2023A (NR/BBB-)
100,000	4.750		06/15/2053	94,508
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
290,000	4.000		03/01/2050	282,508
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BB+)
100,000	5.000		07/01/2040	102,383
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(d)
800,000	0.000	(f)	06/01/2060	47,667
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (BBB+/NR)
250,000	5.000		12/01/2041	252,340
Metropolitan Transportation Authority Transportation Revenue Green Bonds Subseries 2021A-1 (A3\BBB+)
250,000	4.000		11/15/2047	234,124
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/BBB+)
75,000	4.750		11/15/2045	76,333
125,000	5.000		11/15/2050	129,394
75,000	5.250		11/15/2055	78,645

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (A3/BBB+)
$100,000	4.000%		11/15/2050	$ 92,801
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
100,000	5.000		11/15/2029	108,285
100,000	5.000		11/15/2030	109,432
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/BBB+)
175,000	5.250		11/15/2031	182,672
Metropolitan Transportation Authority RB Refunding Series 2017 D (A3/BBB+)
250,000	5.000		11/15/2032	265,647
Metropolitan Transportation Authority Transportation RB Series 2015B (BBB+/A3)
340,000	5.250		11/15/2055	341,996
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A3/BBB+)
100,000	5.000		11/15/2045	104,328
500,000	4.000		11/15/2047	468,248
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3/BBB+)
100,000	5.000		11/15/2028	107,005
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)
2,255,000	0.000	(f)	06/01/2060	127,564
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A2/AA)
150,000	3.000		01/01/2046	115,214
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
75,000	3.000		03/01/2036	67,895
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB, Adjustable Rate Fiscal 2015 Subseries BB-4 (Aa1/AA-/A-1)(a)(b)
235,000	2.200		06/15/2050	235,000
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB, Fiscal 2009 Subseries BB-1 (Aa1/AA-/A-1)(a)(b)
360,000	2.200		06/15/2039	360,000
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
3,500,000	0.000	(f)	06/01/2060	223,112
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (NR/BBB-)
100,000	3.500		02/15/2048	98,110
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)(d)
125,000	5.150		11/15/2034	125,268
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)(d)
150,000	7.250		11/15/2044	151,814

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(d)
$740,000	5.000%	11/15/2044	$ 727,556
New York State Dormitory Authority Personal Income Tax RB Series 2021E (AA+/AA+)
1,000,000	4.000	03/15/2038	1,012,706
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (NR/NR)
225,000	4.000	07/01/2040	202,618
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (Ba2/BB+)
200,000	5.000	07/01/2035	170,073
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
250,000	4.000	09/01/2037	228,495
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B2/B)(a)(b)
250,000	2.750	09/01/2050	240,148
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (NR/NR)(a)(b)
150,000	1.100	11/01/2061	132,886
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (AA/NR)
75,000	4.000	12/01/2040	73,547
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
400,000	5.000	01/01/2027	412,327
210,000	5.000	01/01/2029	217,851
260,000	5.000	01/01/2030	269,936
595,000	5.000	01/01/2031	618,045
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (Baa3/NR)
20,000	5.000	10/01/2035	20,937
290,000	5.000	10/01/2040	296,234
795,000	4.375	10/01/2045	774,531
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
25,000	2.500	10/31/2031	20,851
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (NR/B-)
250,000	5.250	08/01/2031	260,063
15,000	5.375	08/01/2036	15,224
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (B-/NR)
410,000	5.000	08/01/2026	410,691
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
135,000	3.000	07/01/2044	91,384

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
$250,000	4.000%	07/01/2035	$ 230,433
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2019B-3 (A-/A3)(a)(b)
500,000	5.000	05/01/2048	514,938
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A-/A3)
325,000	4.250	05/01/2052	318,823
385,000	5.000	05/01/2052	404,411
The Port Authority of New York and New Jersey Consolidated Bonds , Two Hundred Twenty-Third Series (Aa3/AA)
430,000	4.000	07/15/2046	412,532
100,000	5.000	07/15/2056	103,815

			13,944,429

North Carolina – 0.7%
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (NR/BBB)(a)(b)
75,000	1.375	05/01/2034	71,454
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (AA/Baa2)
275,000	5.500	07/01/2047	300,588
North Carolina Department of Transportation Tax Exempt Private Activity Bonds Series 2015 (NR/NR)
200,000	5.000	12/31/2037	201,160
North Carolina Medical Care Commission Health Care Facilities First Mortgage Revenue Refunding Bonds Pennybyrn At Maryfield Series 2015 (NR/NR)
250,000	5.000	10/01/2035	243,728
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
50,000	4.000	09/01/2041	42,529
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
75,000	4.000	03/01/2036	63,550
100,000	4.000	03/01/2051	69,356
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
50,000	4.000	09/01/2041	41,706
North Carolina Turnpike Authority RB Refunding Series 2018 (AGM) (NR/AA)
205,000	5.000	01/01/2035	220,591

			1,254,662

North Dakota – 0.2%
City of Horace, North Dakota Temporary Refunding Improvement Bonds, Series 2023B (Baa3/NR)
300,000	5.125	07/01/2025	300,067

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Ohio – 2.9%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
$775,000	5.000%		06/01/2055	$ 725,796
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)
1,800,000	0.000	(f)	06/01/2057	222,641
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
310,000	5.375		05/15/2037	293,869
County Of Franklin Healthcare Facilities Refunding RB Series 2022 (NR/NR)
200,000	4.000		07/01/2040	161,801
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
100,000	5.250		11/15/2040	92,683
County of Franklin RB Series OH 2019A (Aa3\AA-)
500,000	4.000		12/01/2044	483,423
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Ba2/BB)
400,000	5.250		11/15/2048	349,078
County of Summit Green Local School District Improvement Bonds Series 2022A (NR/AA)
500,000	5.000		11/01/2052	531,889
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (HUD SECT 8) (NR/A+)
150,000	2.000		12/01/2031	133,744
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.750		12/01/2038	138,544
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (BBB/NR)(a)(b)
250,000	4.250		11/01/2039	248,015
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (AMT) (BBB+/NR)(a)(b)
750,000	4.250		11/01/2040	746,966
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
100,000	5.000		12/01/2042	92,061
100,000	5.000		12/01/2045	90,380
Ohio State Higher Education Facilities RB Series 2020 (NR/NR)
100,000	5.000		01/15/2050	98,268
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)(a)(b)
100,000	4.375		06/15/2056	95,930
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(d)
100,000	4.250		12/01/2050	76,820

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Port of Greater Cincinnati Development Authority Special Obligation Development TIF RB, Series 2016B (NR/NR)
$200,000	5.000%	12/01/2046	$ 187,014
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(d)
100,000	6.500	12/01/2030	85,382
Toledo-Lucas County Port Authority Parking System RB Series 2021 (NR/NR)
175,000	4.000	01/01/2038	152,191

			5,006,495

Oklahoma – 0.4%
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Baa3/BB+)
35,000	5.000	08/15/2038	32,787
50,000	5.500	08/15/2057	47,283
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba2/BB-)
375,000	5.500	08/15/2052	357,419
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (NR/B-)(a)(b)
300,000	5.000	06/01/2035	301,935

			739,424

Oregon – 0.1%
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
15,000	1.750	11/15/2026	14,056
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
125,000	5.000	11/15/2051	96,228

			110,284

Pennsylvania – 2.0%
Allegheny County Higher Education Building Authority University Revenue Refunding Bonds Series 2022 (BBB-/NR)
90,000	5.250	09/01/2035	91,120
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
100,000	2.100	05/01/2024	96,131
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (WR/BB-)
100,000	4.000	11/01/2047	59,557
Bucks County IDA Hospital RB for Grand View Hospital Project Series 2021 (BB+/NR)
275,000	4.000	07/01/2051	193,371
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (BBB-/NR)
100,000	4.000	03/01/2042	84,422
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB)(d)
100,000	5.875	10/15/2040	99,400

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
$200,000	6.250%	10/15/2053	$ 200,599
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
100,000	5.000	03/01/2040	85,777
Lancaster County Hospital Authority RB Series 2020 (NR\NR)
250,000	5.000	03/01/2050	198,273
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
250,000	4.000	03/01/2038	219,571
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communities Obligated Group Series 2020C (NR/NR)
100,000	5.000	11/15/2045	94,960
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
55,000	4.000	07/01/2041	46,888
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (A-/A-2/NR)(a)(b)
260,000	1.100	06/01/2031	235,754
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (NR/AA)
250,000	5.000	12/31/2057	255,687
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (NR/NR)
350,000	5.750	06/30/2048	384,562
100,000	5.250	06/30/2053	103,783
Pennsylvania Economic Development Financing Authority UPMC RB, Series 2020A (NON-AMT) (A2/A)
100,000	4.000	04/15/2036	100,346
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
100,000	5.125	06/15/2042	93,717
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)(d)
140,000	5.000	06/15/2030	144,698
Philadelphia Authority for Industrial Development Tacony Charter School Project Social Bond RB Series 2023 (NR/BB+)(d)(g)
100,000	5.000	06/15/2033	0
Susquehanna Area Regional Airport Authority Airport System RB Series 2017 (Baa3/NR)
420,000	5.000	01/01/2038	422,743
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
100,000	5.000	10/01/2049	89,522
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (WR/BB-)
290,000	5.000	11/01/2040	187,426

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022B (NR/NR)(d)
$30,000	6.000%		07/01/2029	$ 28,752

				3,517,059

Puerto Rico – 10.5%
HTA Trust Certificates Class L-2028 Units (NR/NR)
91,406	5.250		07/01/2038	91,441
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR\NR)(d)
500,000	5.000		07/01/2035	505,875
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(d)
600,000	5.000		07/01/2047	581,257
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)(d)
600,000	4.000		07/01/2042	523,635
Puerto Rico Commonwealth GO Bonds (NR\NR)(a)(c)(h)
696,619	0.000		11/01/2043	350,922
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)(a)(c)(h)
142,349	0.000		11/01/2051	59,609
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)(a)(c)(h)
98,677	0.000		11/01/2051	50,079
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR\NR)
169,722	5.250		07/01/2023	169,722
48,994	0.000	(f)	07/01/2024	46,930
163,993	5.375		07/01/2025	168,041
322,380	5.625		07/01/2029	345,248
755,281	5.750		07/01/2031	824,928
514,493	0.000	(f)	07/01/2033	314,550
322,248	4.000		07/01/2033	306,156
132,356	4.000		07/01/2035	123,017
223,596	4.000		07/01/2037	200,661
729,448	4.000		07/01/2041	633,366
435,624	4.000		07/01/2046	368,049
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022A (NR/NR)
315,532	5.000		07/01/2062	306,855
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022B (NR/NR)
1,219,093	0.000	(f)	07/01/2032	775,465
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022C (NR/NR)(c)
317,266	0.000		07/01/2053	193,531
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)*
200,000	5.000		07/01/2042	75,000
250,000	5.050		07/01/2042	93,750
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)*
150,000	7.000		07/01/2040	56,250

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)*
$100,000	5.250%		07/01/2031	$ 37,500
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)*
340,000	5.250		07/01/2027	127,500
415,000	5.000		07/01/2028	155,625
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)*
100,000	5.000		07/01/2032	37,500
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)*
450,000	5.250		07/01/2040	168,750
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)*
145,000	4.250		07/01/2020	54,375
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructured Bonds Series 2019A-2B (NR/NR) (NR/NR)
325,000	4.550		07/01/2040	317,520
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructured Bonds Series A-2 (NR/NR)
92,000	4.329		07/01/2040	87,495
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)
13,000	0.000	(f)	07/01/2024	12,486
27,000	0.000	(f)	07/01/2027	22,928
91,000	0.000	(f)	07/01/2029	70,697
1,058,000	0.000	(f)	07/01/2033	687,687
1,776,000	0.000	(f)	07/01/2046	498,931
409,000	0.000	(f)	07/01/2051	85,951
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
3,506,000	4.329		07/01/2040	3,334,313
15,000	4.536		07/01/2053	13,800
15,000	4.784		07/01/2058	14,216
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
359,000	4.500		07/01/2034	356,308
37,000	4.550		07/01/2040	36,149
270,000	4.750		07/01/2053	257,279
5,015,000	5.000		07/01/2058	4,888,967

				18,430,314

Rhode Island – 0.1%
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 78-A (Aa1/AA+)
250,000	5.000		10/01/2042	257,159

South Carolina – 0.8%
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)(d)
100,000	3.625		11/01/2031	84,671
100,000	3.750		11/01/2036	79,004
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)(d)
100,000	5.125		06/15/2042	92,298

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (A3/A-)
$480,000	5.750%	12/01/2047	$ 529,684
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A3/AA)
795,000	3.000	04/15/2049	582,824

			1,368,481

South Dakota – 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
50,000	4.000	08/01/2051	40,302

Texas – 8.9%
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
100,000	5.625	08/15/2052	90,548
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(d)
301,000	3.750	09/15/2031	257,880
157,000	4.500	09/15/2031	144,547
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)(d)
100,000	5.750	09/01/2042	100,486
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)(d)
50,000	3.375	09/01/2041	39,762
City of Celina Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(d)
50,000	4.250	09/01/2041	43,511
55,000	4.500	09/01/2050	47,240
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)(d)
100,000	4.875	09/01/2042	94,410
City of Celina Special Assessment RB for North Sky Public Improvement District Project Series 2023 (NR/NR)(d)
440,000	4.375	09/01/2030	439,710
225,000	4.875	09/01/2030	224,851
City of Celina Special Assessment RB Series 2022 (NR\NR)(d)
100,000	3.625	09/01/2032	87,325
City of Celina, Collin and Denton Counties Special Assessment RB, Series 2023 Cross Creek Meadows Public Improvement District Improvement Area 1 Project (NR/NR)(d)(g)
100,000	5.375	09/01/2043	100,388
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)(d)
530,000	5.500	09/15/2032	544,699
City of Dallas International Airport Joint Revenue Refunding Bonds Series 2022B (NON-AMT) (A1/A+)
500,000	4.000	11/01/2041	490,787

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)(d)
$428,000	4.625%	09/01/2027	$ 421,939
City of Dripping Springs, Hays County Special Assessment RB, Series 2023 Heritage Public Improvement District Improvement Area 1 Project (NR/NR)(d)
300,000	5.375	09/01/2043	301,353
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(d)
100,000	3.375	08/15/2030	88,687
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)(d)
100,000	3.375	08/15/2031	87,823
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)(d)
317,000	5.875	08/15/2042	317,578
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)(d)
75,000	4.250	08/15/2042	67,355
City of Fate, Rockwall County Special Assessment RB, Series 2023 Williamsburg Public Improvement District No. 1 Phase 3B (NR/NR)(d)
100,000	5.125	08/15/2043	99,066
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)(d)
100,000	3.625	09/15/2027	95,919
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)(d)
100,000	2.625	09/01/2026	92,155
City of Houston Airport System Special Facilities RB for United Airlines Technical Operations Center Project Series 2018 (NR/BB-)
200,000	5.000	07/15/2028	203,494
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(d)
519,000	3.625	09/01/2041	416,677
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)(d)
100,000	3.500	09/01/2041	79,125
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)(d)
100,000	3.875	09/01/2041	82,177
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)(d)
100,000	3.375	09/01/2031	86,141
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Area #1 Project Series 2022 (NR/NR)(d)
200,000	4.125	09/01/2041	179,187
City of Kyle Special Assessment RB, Series 2023 Porter Country Public Improvement District Improvement Area 1 Project (NR/NR)(d)
188,000	4.875	09/01/2030	187,999

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Kyle, Hays County Special Assessment RB, Series 2023 Limestone Creek Public Improvement District Improvement Area 1 Project (NR/NR)(d)(g)
$177,000	4.750%	09/01/2033	$ 177,119
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
500,000	2.500	09/15/2039	371,036
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)(d)
430,000	5.000	09/15/2027	429,038
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (NR/AA)
50,000	2.500	09/15/2035	40,645
City of Mesquite, Dallas and Kaufman Counties Special Assessment RB, Series 2023 Heartland Town Center Public Improvement District Phase 2 Specific Improvements Project (NR/NR)(d)
75,000	5.125	09/01/2052	74,155
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(d)
100,000	3.875	09/15/2041	82,438
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)(d)
100,000	5.250	09/15/2042	96,134
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)(d)
150,000	6.000	09/15/2042	150,089
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)(d)
265,000	2.750	09/01/2031	223,181
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)(d)
100,000	5.750	09/15/2032	100,250
100,000	5.500	09/15/2042	99,172
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)(d)
100,000	5.500	09/15/2042	99,172
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)(d)
350,000	5.375	09/15/2027	351,394
410,000	5.625	09/15/2032	416,092
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(d)
125,000	4.375	09/15/2051	101,517
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(d)
125,000	4.000	09/15/2051	99,493
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)(d)
52,000	4.250	09/01/2042	46,499

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
$100,000	4.875%	09/01/2039	$ 98,055
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(d)
25,000	3.375	09/01/2041	19,456
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)(d)
75,000	5.125	09/01/2042	73,752
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District Project Series 2023 (NR/NR)(d)
100,000	5.125	09/01/2043	98,817
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(d)
100,000	3.750	09/01/2040	83,216
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(d)
50,000	3.250	09/01/2041	37,798
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(d)
409,000	3.375	09/15/2041	313,599
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(d)
75,000	2.625	09/15/2025	72,095
50,000	3.375	09/15/2030	45,407
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(d)
100,000	3.250	09/15/2030	88,357
City of Santa Fe Special Assessment RB for Mulberry Farms Public Improvement District Series 2022 (NR/NR)(d)
291,000	4.625	09/01/2032	280,661
City of Uhland Special Assessment RB for Watermill Public Improvement District Series 2022 (NR/NR)(d)
250,000	6.625	09/01/2052	261,665
City of Venus Special Assessment RB for Patriot Estates Public Improvement Project Series 2021 (NR/NR)(d)
136,000	2.625	09/15/2026	125,593
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)(d)
302,000	5.125	08/15/2032	304,147
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)(d)
50,000	3.250	09/01/2041	38,388
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/BBB-)
25,000	2.500	10/01/2031	21,053
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (NR/BB-)(d)
100,000	3.500	10/01/2031	85,060

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(d)
$100,000	4.500%	09/01/2041	$ 86,183
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(d)
100,000	5.000	08/15/2044	93,989
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
75,000	3.125	08/15/2036	60,275
70,000	3.250	08/15/2041	53,489
Harris County Industrial Development Corporation Marine Terminal Refunding RB Energy Transfer LP Project Series 2023 (NR/BBB-)(a)(b)
500,000	4.050	11/01/2050	502,999
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (Aa1/AA-)(e)
(3M USD LIBOR + 0.67%)
200,000	4.235	08/15/2035	199,920
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)(d)
283,000	4.875	09/15/2032	283,496
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (NR/NR)
250,000	5.000	07/15/2027	253,059
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
320,000	2.250	09/01/2030	273,493
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (NR/BB-)(d)
100,000	4.625	10/01/2031	97,354
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
90,000	5.250	02/15/2030	89,884
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (BB+/NR)(d)
75,000	4.000	08/15/2036	65,029
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB Series 2021 (NR\NR)
100,000	4.000	11/01/2055	75,493
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
225,000	5.500	01/01/2057	161,149
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)(d)
200,000	3.000	09/15/2026	188,277
300,000	3.625	09/15/2031	270,130
Northside Independent School District, Bexar County UT School Building and Refunding Bonds, Series 2023A (Aaa/NR)
100,000	4.000	08/15/2045	98,742

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(d)
$100,000	1.875%	01/01/2026	$ 91,067
150,000	2.500	01/01/2030	121,557
175,000	3.000	01/01/2050	102,288
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(d)
500,000	4.100	01/01/2028	395,473
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
125,000	4.250	08/15/2053	122,034
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (Baa3/NR)
200,000	5.000	06/30/2058	199,019
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)(d)
645,000	2.625	09/01/2026	596,044
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)(d)
200,000	5.250	09/15/2042	192,495
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)(d)
281,000	2.875	09/01/2031	234,699
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
100,000	3.000	09/01/2034	86,918
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
50,000	2.875	12/01/2030	42,843

			15,554,760

Utah – 0.7%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(d)
500,000	3.500	03/01/2036	420,356
Salt Lake City International Aiport RB Series 2018A (AMT) (A/A2)
500,000	5.250	07/01/2048	518,460
Utah Charter School Finance Authority Charter School RB Series 2022A (BB+/NR)(d)
250,000	5.750	06/15/2052	243,126
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR\BB)(d)
100,000	4.000	07/15/2037	82,291

			1,264,233

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Vermont – 0.2%
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B/NR)(a)(b)(d)
$150,000	5.000%		06/01/2052	$ 150,537
Vermont Educational and Health Buildings Financing Agency RB Saint Michael’S College Project, Series 2023 (NR/BBB-)(d)
175,000	5.500		10/01/2043	171,630

				322,167

Virginia – 0.7%
Chesapeake Redevelopment and Housing Authority Multifamily Housing RB Hunters Point Apartments, Series 2023 (NR/NR)(a)(b)
120,000	5.000		05/01/2043	123,443
Norfolk Redevelopment and Housing Authority Multifamily Housing RB Braywood Manor Apartments, Series 2023 (NR/NR)(a)(b)
125,000	5.000		05/01/2043	128,620
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)
300,000	0.000	(f)	06/01/2047	78,639
Virginia Housing Development Authority RB Series 2019 E (Aa1/AA+)
250,000	3.100		12/01/2045	199,647
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (AMT) (NR\BBB-)
500,000	4.000		01/01/2048	440,963
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (NR/NR)
125,000	5.000		12/31/2052	127,400
Virginia Small Business Financing Authority Tax Exempt Senior Lien Private Activity RB Series 2017 (NR/NR)
50,000	5.000		12/31/2052	50,395

				1,149,107

Washington – 0.3%
City of Seattle Drainage and Wastewater System Improvement and Refunding RB Series 2022 (AA+/Aa1)
125,000	4.000		09/01/2036	131,373
Port of Seattle Intermediate Lien RB Series 2017C (A1/AA-)
215,000	5.000		05/01/2042	219,301
Port of Seattle Intermediate Lien RB Series 2019 (A1/AA-)
225,000	5.000		04/01/2039	234,824

				585,498

West Virginia – 0.4%
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)(d)
95,000	4.125		06/01/2043	84,153
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2021 (AMT) (B2/B)(a)(b)
100,000	4.125		07/01/2045	98,603

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/A-)(a)(b)
$500,000	3.000%	06/01/2037	$ 476,409

			659,165

Wisconsin – 1.6%
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)(d)
100,000	5.875	06/01/2052	97,086
Public Finance Authority Charter School RB Series 2021A (NR/NR)(d)
510,000	5.000	06/15/2041	431,548
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)(d)
360,000	5.000	06/15/2032	351,873
Public Finance Authority Education RB Series 2022 (NR\NR)(d)
200,000	5.000	01/01/2042	180,318
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (Baa3/BBB)
190,000	4.300	11/01/2030	187,875
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba1/NR)(d)
50,000	5.000	12/01/2045	41,882
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)(d)
100,000	5.000	06/01/2061	82,676
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(d)
100,000	4.000	03/01/2030	93,369
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)(d)
250,000	5.625	06/01/2050	203,578
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)(d)
290,000	6.500	06/01/2045	236,374
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB+)(d)
100,000	6.000	07/01/2031	87,110
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB+)(d)
150,000	4.500	07/01/2048	114,846
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB)(d)
25,000	6.125	10/01/2049	21,906
Public Finance Authority Student Housing RB Series 2021A-1 (NR/NR)(d)
50,000	4.000	07/01/2041	42,161
150,000	4.000	07/01/2051	115,578
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
45,000	3.000	12/01/2031	37,887
75,000	4.000	12/01/2041	57,651

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3\AA)(b)(e)
(SIFMA Municipal Swap Index Yield + 0.18%)
$175,000	3.410%	08/15/2054	$ 169,724
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022A (NR/(P)BBB-)
200,000	5.000	02/01/2042	203,517

			2,756,959

TOTAL MUNICIPAL BONDS (Cost $184,019,650)			$171,808,931

Corporate Bonds – 0.8%
Healthcare - Services – 0.0%
Toledo Hospital RB Series 2022 B (Ba2/BB)
$75,000	5.325%	11/15/28	$ 60,750
Tower Health Series (BB-/NR)
50,000	4.451	02/01/50	22,625

			83,375

Real Estate – 0.8%
Benloch Ranch Improvement Association No. 1 Series 2020 (NR/NR)(i)
50,365	9.750	12/01/39	48,957
Benloch Ranch Improvement Association No. 1 Series 2021 (NR/NR)(d)(i)
50,365	9.750	12/01/39	48,957
Benloch Ranch Improvement Association No. 2 (NR/NR)(d)(i)
700,000	10.000	12/01/51	637,798
Brixton Park Improvement Association No. 1 Series (NR/NR)(d)(i)
782,571	6.875	12/01/51	672,713

			1,408,425

TOTAL CORPORATE BONDS (Cost $1,641,998)			$ 1,491,800

TOTAL INVESTMENTS – 98.9% (Cost $185,661,648)			$173,300,731

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			1,916,501

NET ASSETS – 100.0%			$175,217,232

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Variable Rate Demand Instruments - rate shown is that which is in effect on June 30, 2023. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on June 30, 2023.

(c)	Zero coupon bond until next reset date.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	When-issued security.

(h)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	— Asset-Backed Security
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BAM	— Build America Mutual Assurance Co.
CFD	— Community Facilities District
COPS	— Certificates of Participation
GO	— General Obligation
HUD SECT 8	— Hud Section 8
IDA	— Industrial Development Agency
LIBOR	— London Interbank Offered Rates
LP	— Limited Partnership
LT	— Limited Tax
NR	— Not Rated
RB	— Revenue Bond
SD CRED PROG	— School District Credit Program
SIFMA	— Securities Industry and Financial Markets Association
SONYMA	— State of New York Mortgage Agency
UT	— Unlimited Tax
UPMC	— University of Pittsburgh Medical Center
WR	— Withdrawn Rating

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury Ultra Bond	(32)	09/20/23	$(4,372,000)	$(62,468)

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 99.1%
Alabama – 3.1%
Black Belt Energy Gas District Gas Prepay RB 2019 Series A (NR/NR)(a)(b)
$24,725,000	4.000%	12/01/2049	$ 24,580,626
Black Belt Energy Gas District Gas Supply RB Series 2022 (NR/NR)(a)(b)
15,000,000	4.000	07/01/2052	14,953,289
Chatom Industrial Development Board Gulf Opportunity Zone Refunding Bonds for Powersouth Energy Cooperative Projects Series 2020 (NR/AA)
425,000	5.000	08/01/2025	436,774
550,000	5.000	08/01/2027	583,287
485,000	5.000	08/01/2028	521,660
485,000	5.000	08/01/2029	528,333
425,000	5.000	08/01/2030	470,341
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
690,000	5.000	11/15/2024	702,315
675,000	5.000	11/15/2025	696,203
1,405,000	5.000	11/15/2026	1,472,013
1,480,000	5.000	11/15/2027	1,576,301
2,675,000	5.000	11/15/2028	2,887,298
2,835,000	5.000	11/15/2029	3,093,053
Houston County Healthcare Authority Hospital RB for Southeast Alabama Medical Center Series 2016-A (NR/BBB+)
2,000,000	5.000	10/01/2030	2,038,509
Independent Development Board City of Prattville International Paper Company Project Environmental Improvement Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR)(a)(b)
225,000	2.000	11/01/2033	219,820
Industrial Development Board City of Prattville International Paper Company Project Recovery Zone Facility Revenue Refunding Bonds Series 2019C (NON-AMT) (BBB/NR)(a)(b)
675,000	2.000	11/01/2033	659,459
Industrial Development Board City of Selma Gulf Opportunity Zone Revenue Refunding Bonds Series 2020A (NON-AMT) (BBB/NR)(a)(b)
6,500,000	1.375	05/01/2034	6,192,715
Industrial Development Board City of Selma International Paper Company Project Gulf Opportunity Zone Revenue Refunding Bonds Series 2019A (BBB/NR)(a)(b)
1,875,000	2.000	11/01/2033	1,831,831
Industrial Development Board of the City of Mobile Alabama RB for Alabama Power Co. Series 2007 A (A1/A-)(a)(b)
3,335,000	1.000	06/01/2034	3,161,861
Jacksonville State University RB Refunding Series 2020 (A2/A-)
315,000	3.000	12/01/2023	313,670
275,000	4.000	12/01/2024	276,457
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
10,220,000	6.500	10/01/2053	10,774,101
Southeast Alabama Gas Supply District Gas Supply RB Series 2018A (NR/NR)(a)(b)
27,465,000	4.000	06/01/2049	27,411,825

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Alabama – (continued)
The Black Belt Energy Gas District Gas Supply RB, Series 2023B (NR/NR)(a)(b)
$4,100,000	5.250%	12/01/2053	$ 4,379,016
The Board of Trustees of The University of Alabama General RB, The University of Alabama, Series 2014-B (Aa2/AA)(c)
10,815,000	4.000	07/01/2024	10,907,527
The Industrial Board of the Town of West Jefferson Pollution Control Revenue Refunding Bonds for Alabama Power Company Project Series 1998 (NR/A-)
6,230,000	3.650	06/01/2028	6,230,000
The Industrial Development Board of the City of Mobile Pollution Control RB for Alabama Power Company Barry Plant Project Series 2007-C (NR/A-)(a)(b)
2,530,000	3.780	06/01/2034	2,530,000
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A1/NR)(b)(d)
	(1M USD LIBOR + 0.85%)
25,105,000	4.337	06/01/2049	25,105,464
Water Works Board of the City of Birmingham Water Revenue Refunding Bonds Series 2015-A (Aa2/AA)(c)
30,000,000	5.000	01/01/2025	30,852,720

			185,386,468

Alaska – 0.1%
Alaska Municipal Bond Bank GO Refunding Bonds 2016 Series 4 (AMT) (NR/A+)
1,755,000	5.000	12/01/2030	1,818,371
1,960,000	5.000	12/01/2032	2,029,507
North Slope Borough GO Bonds Series 2022A (NR/AA)
4,700,000	5.000	06/30/2027	5,068,556

			8,916,434

Arizona – 3.0%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(d)
	(3M USD LIBOR + 0.81%)
83,860,000	4.517	01/01/2037	78,612,310
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
575,000	5.000	01/01/2024	552,942
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/CCC+)
560,000	5.000	01/01/2024	531,639
City of Chandler IDA Industrial Development RB for Intel Corp. Project Series 2022 (NR/A+)(a)(b)
25,000,000	5.000	09/01/2042	25,580,502
City of Chandler IDA RB for Intel Corp. Project Series 2022-2 (NR/A+)(a)(b)
25,715,000	5.000	09/01/2052	26,315,247
City of Phoenix Civic Improvement Corp. Junior Lien Airport RB Series 2019B (A1/A+)
1,215,000	5.000	07/01/2025	1,244,288

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
City of Phoenix Civic Improvement Corp. Junior Lien Water System Revenue Refunding Bonds Series 2014B (Aa2/AAA)
$11,000,000	5.000%	07/01/2026	$ 11,202,563
Coconino County Pollution Control Refunding RB for Nevada Power Company Projects Pollution Control Corp. Series 2017A (NR/A+)(a)(b)
1,775,000	4.125	09/01/2032	1,781,892
County of Maricopa IDA RB for Banner Health (NR/AA-)(a)(b)
7,730,000	5.000	01/01/2048	7,888,317
County of Pinal IDA Correctional Facility Contract Refunding Bonds Series 2020A (BBB/NR)
3,900,000	2.000	10/01/2024	3,792,858
1,540,000	2.000	10/01/2025	1,463,671
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
125,000	4.000	07/01/2023	125,000
135,000	4.000	07/01/2024	135,214
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB)(a)(b)
3,750,000	0.875	06/01/2043	3,314,432
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 B (Baa2/BBB)(a)(b)
1,790,000	0.875	06/01/2043	1,582,089
Maricopa County Pollution Control Revenue Refunding Bonds 2003 Series A (NON-AMT) (BBB/NR)(a)(b)
10,000,000	3.000	01/01/2038	9,896,200
Pima County Sewer System Revenue Refunding Obligations Series 2022 (NR/AA)
1,500,000	5.000	07/01/2025	1,555,410
1,905,000	5.000	07/01/2026	2,015,327
2,000,000	5.000	07/01/2027	2,160,872

			179,750,773

Arkansas – 0.0%
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (NR/BBB+)
400,000	5.000	08/01/2024	405,410

California – 6.3%
Bay Area Toll Authority RB Refunding for San Francisco Bay Area Series 2021 C (Aa3/AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.45%)
7,000,000	3.680	04/01/2056	6,922,128
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (NR/AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 1.25%)
15,000,000	4.480	04/01/2036	15,086,673
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (NR/NR)(a)(b)
19,150,000	4.000	05/01/2053	19,149,575

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (NR/BB)
$535,000	5.000%	05/01/2024	$ 538,306
California Infrastructure & Economic Development Bank for Brightline West Passenger Rail Project Series RB Series 2020A (NR/NR)(a)(b)(e)
15,000,000	3.650	01/01/2050	14,936,544
California Infrastructure & Economic Development Bank RB Refunding for California Academy of Sciences Series 2018 B (A2/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.35%)
32,000,000	3.580	08/01/2047	31,635,312
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)(a)(b)
20,000,000	1.200	12/01/2050	17,261,652
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 B (A3/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.70%)
5,000,000	3.930	12/01/2050	4,861,270
California Municipal Finance Authority Insured Revenue and Refunding Bonds Aldersly Project, Series 2023B-2 Tax Exempt Mandatory Paydown Securities (NR/AA-)
2,990,000	3.750	11/15/2028	2,996,739
California Municipal Finance Authority RB for Waste Management, Inc. Series 2009 A (NR/A-/A-2)(a)(b)(e)
1,800,000	1.300	02/01/2039	1,731,167
California Municipal Finance Authority RB for Waste Management, Inc. Series 2017 A (AMT) (NR/A-/A-2)(a)(b)
17,860,000	0.700	12/01/2044	17,550,308
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
225,000	5.000	10/01/2023	225,464
275,000	5.000	10/01/2024	278,213
275,000	5.000	10/01/2025	281,018
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
2,385,000	5.000	06/30/2026	2,456,145
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
4,265,000	5.000	06/30/2028	4,503,196
3,235,000	5.000	12/31/2028	3,420,146
California Municipal Finance Authority Solid Waste Disposal Refunding RB Republic Services, Inc. Project Series 2021A (NR/BBB+/A-2)(a)(b)
3,700,000	4.100	07/01/2041	3,701,646
California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (Baa1/A)(a)(b)
2,490,000	0.600	08/01/2040	2,477,163
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-1 (NR/A-)
10,000,000	3.375	07/01/2025	9,877,850

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources Desalination Project Series 2023 (NR/NR)(e)
$2,700,000	5.000%	07/01/2026	$ 2,799,219
4,665,000	5.000	07/01/2028	4,919,378
4,610,000	5.000	07/01/2029	4,893,665
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)(e)
5,010,000	5.000	11/21/2045	4,956,489
California Public Finance Authority RB for Henry Mayo Newhall Hospital Series 2021A (NR/BBB-)
400,000	4.000	10/15/2027	402,821
California Public Finance Authority RB Refunding for Henry Mayo Newhall Hospital Obligated Group Series 2021 A (NR/BBB-)
390,000	4.000	10/15/2025	390,653
California State University RB Refunding Series 2016 B-2 (Aa2/AA-)(a)(b)
12,100,000	0.550	11/01/2049	10,733,967
California Statewide Community Development Authority Pollution Control Refunding RB 2006 Series B (NON-AMT) (A-/BBB+)
8,500,000	1.450	04/01/2028	7,377,569
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
210,000	3.000	09/01/2023	209,410
215,000	3.000	09/01/2024	210,907
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
1,080,000	4.000	09/01/2025	1,080,339
1,285,000	5.000	09/01/2030	1,371,153
City of Chino Public Financing Authority Local Agency Refunding Bonds Series 2019A (NR/NR)
230,000	4.000	09/01/2026	230,671
City of Los Angeles Department of Airports International Airport Subordinate RB 2016 Series B (Aa3/AA-)
1,000,000	5.000	05/15/2029	1,041,310
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series C (Aa3/AA-)
5,060,000	5.000	05/15/2030	5,366,738
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series D (Aa3/AA-)
7,425,000	5.000	05/15/2025	7,610,298
City of Los Angeles Department of Airports International Airport Subordinate RB 2023 Series A (Aa3/AA-)
750,000	5.000	05/15/2025	768,717
1,500,000	5.000	05/15/2026	1,559,917
City of Los Angeles Department of Airports Senior RB Series 2015 (NON-AMT) (AA-/Aa3)
1,000,000	5.000	05/15/2028	1,043,834
City of Los Angeles Department of Water and Power Water System RB 2014 Series A (Aa2/AA+)
10,000,000	5.000	07/01/2039	10,144,081

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
$250,000	4.000%	09/01/2026	$ 249,700
City of San Francisco Infrastructure and Revitalization Financing District Tax Increment RB Series 2022A (NR/NR)(e)
355,000	5.000	09/01/2027	364,771
Coachella Valley Water District Drinking Water System Revenue Notes Series 2022A (NR/AA+)
12,015,000	1.375	06/01/2025	11,440,091
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (ST APPROP) (A+/Aa3)(c)
25,000,000	5.000	06/01/2025	26,000,532
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (NR/A-)
2,425,000	3.678	06/01/2038	2,250,930
Irvine Facilities Financing Authority Gateway Preserve Land Acquisition Project Lease RB, Series 2023A (NR/AA+)
7,000,000	5.250	05/01/2048	7,309,417
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,130,000	5.000	09/01/2023	1,131,811
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
595,000	4.000	09/01/2023	594,776
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
520,000	4.000	09/01/2023	519,804
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
415,000	4.000	09/01/2023	414,844
Long Beach California Natural Gas Finance Authority RB Series 2007A (A-/A1)
7,000,000	5.000	11/15/2024	7,076,610
Los Angeles County Development Authority Multifamily Housing RB West La Va – Building 156 & 157 Apartments, 2023 Series C (NR/NR)(a)(b)
2,370,000	3.750	12/01/2046	2,374,147
Modesto Financing Authority Domestic Project RB 2007F (NATL) (A+/NR)(d)
	(3M USD LIBOR + 0.63%)
7,000,000	4.312	09/01/2037	6,707,187
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/BBB+)(d)
	(3M U.S. T-Bill MMY + 0.72%)
7,975,000	4.411	07/01/2027	7,924,631
Peralta Community College District GO Bonds 2022 Series B (NR/AA-)
2,720,000	5.000	08/01/2024	2,775,786
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
205,000	4.000	09/01/2025	204,248
210,000	4.000	09/01/2026	209,686

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Rocklin City of CFD No. 10 Whitney Ranch Special Tax Bonds, Series 2019 (NR/NR)
$100,000	5.000%	09/01/2030	$ 102,695
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
1,835,000	5.000	09/01/2023	1,838,057
Sacramento City Financing Authority RB Series 2007B (NATL) (AA-/WD)(d)
	(3M USD LIBOR + 0.57%)
10,000,000	4.252	06/01/2039	8,939,764
Sacramento County Financing Authority RB Series 2007B (NATL) (AA-/Aa3)(d)
	(3M USD LIBOR + 0.55%)
14,390,000	4.232	06/01/2034	13,765,940
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A2/NR)
2,000,000	5.000	07/01/2027	2,109,849
San Gorgonio Memorial Healthcare District 2020 GO Refunding Bonds (NR/NR)
385,000	4.000	08/01/2023	384,747
855,000	4.000	08/01/2024	841,366
930,000	4.000	08/01/2025	898,960
1,020,000	3.000	08/01/2026	936,875
Sierra View Local Health Care District RB Refunding for Tulare County Series 2020 (NR/NR)
320,000	4.000	07/01/2026	322,864
State of California GO Bonds (Aa2/AA-)
11,655,000	4.000	10/01/2024	11,811,118
State of California Various Purpose GO Refunding Bonds (Aa2/AA-)
5,000,000	5.000	04/01/2025	5,182,023
20,000,000	5.000	12/01/2028	22,420,316
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A (NR/NR)
1,265,000	5.000	10/01/2028	1,355,288
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,230,000	5.000	10/01/2025	1,263,827
1,260,000	5.000	10/01/2027	1,331,152
Washington Township Healthcare District Revenue Refunding Bonds 2020 Series A (NR/NR)
200,000	5.000	07/01/2024	202,259
225,000	5.000	07/01/2025	229,947
250,000	5.000	07/01/2026	258,894

			378,746,563

Colorado – 3.7%
City of Denver Airport System Subordinate RB Series 2018A (A1/A+)
5,000,000	5.000	12/01/2024	5,095,073
2,000,000	5.000	12/01/2027	2,118,227
City of Denver Aviation Airport System RB Series 2022C (Aa3/AA-)
1,260,000	5.000	11/15/2026	1,342,756
1,215,000	5.000	11/15/2027	1,318,172
1,380,000	5.000	11/15/2028	1,527,314

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
City of Denver Aviation Airport System RB Series 2022D (Aa3/AA-)
$1,000,000	5.000%	11/15/2025	$ 1,029,582
3,750,000	5.250	11/15/2026	3,949,825
4,500,000	5.250	11/15/2027	4,819,203
6,500,000	5.500	11/15/2028	7,153,942
City of Denver RB for Department of Aviation Airport System Series 2022A (Aa3/AA-)
10,050,000	5.000	11/15/2027	10,662,060
City of Denver RB for Department of Aviation Airport System Series 2022A (AMT) (Aa3/A+)
500,000	5.000	11/15/2024	509,190
3,585,000	5.000	11/15/2025	3,691,051
3,480,000	5.000	11/15/2026	3,638,110
Colorado Bridge Enterprise Senior RB Series 2017 (AMT) (NR/A-)
1,580,000	4.000	06/30/2025	1,585,706
Colorado Health Facilities Authority RB for AdventHealth Obligated Group Series 2019B (NR/NR)(a)(c)
1,585,000	5.000	11/19/2026	1,692,832
Colorado Health Facilities Authority RB for CommonSpirit Health Series 2019A-1 (Baa1/A-)
2,545,000	5.000	08/01/2025	2,602,722
2,990,000	5.000	08/01/2026	3,102,688
5,900,000	5.000	08/01/2027	6,218,034
Colorado Health Facilities Authority RB for CommonSpirit Health Series 2019A-2 (Baa1/A-)
2,575,000	5.000	08/01/2026	2,672,047
Colorado Health Facilities Authority RB for CommonSpirit Health Series 2019B-2 (Baa1/A-)(a)(b)
3,700,000	5.000	08/01/2049	3,813,288
Colorado Health Facilities Authority RB for CommonSpirit Health Series 2022A (Baa1/A-)
50,000	5.000	11/01/2024	50,885
125,000	5.000	11/01/2025	128,146
100,000	5.000	11/01/2026	104,030
125,000	5.000	11/01/2027	132,120
Colorado Health Facilities Authority RB for Intermountain Healthcare Series 2022C (Aa1/AA+)(a)(b)
26,500,000	5.000	05/15/2062	28,975,529
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
325,000	5.000	08/01/2025	332,371
Colorado Health Facilities Authority RB Series 2013A (AA+/Aa3)(c)
5,200,000	5.000	01/01/2024	5,242,938
Colorado Health Facilities Authority RB Series 2019B Series 2019B-1 (A-/BBB+)(a)(b)
31,450,000	5.000	08/01/2049	32,088,545
Colorado Health Facilities Authority Revenue Hospital Bonds for AdventHealth Obligated Group Series 2019B (NR/AA)(a)(b)
15,575,000	5.000	11/15/2049	16,351,323
Colorado High Performance Transportation Enterprise C-470 Express Lanes Senior RB Series 2017 (NR/NR)
1,000,000	5.000	12/31/2047	1,000,703
1,000,000	5.000	12/31/2051	999,969

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
$2,000,000	5.000%	12/01/2026	$ 2,059,339
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)(e)
4,995,000	5.000	12/01/2025	5,120,677
E-470 Public Highway Authority Colorado Revenue Refunding Bonds Series 2004 A (A2/A)(f)
20,115,000	0.000	09/01/2027	17,479,211
E-470 Public Highway Authority RB Refunding Series 2021 B (A2/A)(b)(d)
	(SOFR + 0.35%)
7,250,000	3.740	09/01/2039	7,219,577
E-470 Public Highway Authority Senior RB Series 2000 B (A/A2)(f)
9,000,000	0.000	09/01/2025	8,357,164
Regional Transportation District Tax Exempt NON-AMT Private Activity Bonds Series 2020A Taxable Private Activity Bonds Series 2020B (NR/A-)
50,000	3.000	07/15/2023	49,981
385,000	5.000	01/15/2024	386,491
350,000	3.000	01/15/2026	342,111
Regional Transportation District Tax Exempt Private Activity Bonds Series 2020 (Baa1/NR)
250,000	5.000	07/15/2026	259,984
500,000	5.000	01/15/2027	523,476
500,000	5.000	07/15/2027	527,772
Regional Transportation District Sales Tax RB for Fastracks Project Series 2016A (Aa2/AA+)
19,445,000	5.000	11/01/2046	20,148,627
South Sloan Lake Metropolitan District LT GO Refunding & Improvement Bonds Series 2019 (AGM) (AA/NR)
150,000	5.000	12/01/2024	152,832
University of Colorado Hospital Authority Refunding RB Series 2019C (Aa2/AA)(a)(b)
5,000,000	5.000	11/15/2047	5,058,049
University of Colorado Regents Enterprise Refunding RB Series 2021C3B (NR/AA+)(a)(b)
5,000,000	2.000	06/01/2051	4,739,246
Vauxmont Metropolitan District Senior LT GO & Special Revenue Refunding Bonds Series 2020 (AGM) (AA/NR)
195,000	5.000	12/01/2023	196,152
Vauxmont Metropolitan District Subordinate LT GO Special Revenue Refunding Bonds Series 2019 (NR/AA)
130,000	5.000	12/15/2024	132,939
125,000	5.000	12/15/2025	130,166

			226,832,175

Connecticut – 2.1%
City of Bridgeport GO Bonds 2014 Series A (AGM) (A3/AA)
2,485,000	5.000	07/01/2025	2,527,924

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
$1,000,000	5.000%	08/01/2023	$ 1,000,842
945,000	5.000	08/01/2024	958,477
600,000	5.000	08/01/2025	617,106
City of New Haven GO Refunding Bonds Series B (Baa1/AA)
1,350,000	5.000	02/01/2024	1,360,627
1,400,000	5.000	02/01/2026	1,453,316
City of West Haven GO Bonds 2017 Series A (BBB/NR)
400,000	5.000	11/01/2023	402,010
Connecticut Health & Educational Facilities Authority RB for University of Hartford Series N (NR/BBB-)
390,000	5.000	07/01/2025	390,509
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BBB-)
415,000	5.000	07/01/2023	415,000
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2015 A (Aaa/AAA)(a)(b)
40,000,000	0.375	07/01/2035	38,661,056
State of Connecticut GO Bonds 2014 Series A (Aa3/AA-)
5,380,000	5.000	03/01/2030	5,439,592
State of Connecticut GO Bonds 2016 Series A (Aa3/AA-)
7,500,000	4.000	03/15/2034	7,635,143
State of Connecticut Health & Educational Facilities Authority RB for Hartford Healthcare Series 2020B (WR/A)(a)(b)
7,035,000	5.000	07/01/2053	7,367,772
State of Connecticut Health & Educational Facilities Authority RB for Yale University Series 2014A (Aaa/AAA)(a)(b)
10,015,000	2.800	07/01/2048	9,811,738
State of Connecticut Health and Educational Facilities Authority for Yale University Issue RB Series U-2 (Aaa/WR/AAA)(a)(b)
21,750,000	1.100	07/01/2033	20,870,789
State of Connecticut Special Tax Obligation Bonds for Transportation Infrastructure Purposes 2022 Series A (Aa3/AA)
2,965,000	5.000	07/01/2024	3,019,019
1,950,000	5.000	07/01/2025	2,022,798
2,415,000	5.000	07/01/2026	2,555,573
1,500,000	5.000	07/01/2027	1,621,830
State of Connecticut Special Tax Obligation Refunding Bonds for Transportation Infrastructure Purposes 2022 Series B (Aa3/AA)
11,345,000	5.000	01/01/2024	11,444,188
2,535,000	5.000	07/01/2024	2,581,185
2,910,000	5.000	07/01/2025	3,018,637
1,750,000	5.000	07/01/2026	1,851,865
2,150,000	5.000	07/01/2027	2,324,623
Town of Hamden GO Refunding Bonds Series 2013 (AGM) (Baa3/AA)
500,000	5.000	08/15/2023	500,734

			129,852,353

Delaware – 0.6%
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2020 (A2/A)(a)(b)
5,425,000	1.050	01/01/2031	5,135,731

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Delaware – (continued)
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB)
$305,000	5.000%	06/01/2024	$ 308,360
Delaware State Economic Development Authority RB Refunding for NRG Energy, Inc. Series 2020 A (NR/BBB-)(a)(b)
14,650,000	1.250	10/01/2045	13,367,459
State of Delaware GO Bonds Series 2021 (Aaa/AAA)
14,880,000	5.000	02/01/2025	15,333,950
State of Delaware GO Custodial Receipts Series 2017A (NR/NR)(g)
1,030,000	0.000	03/15/2049	37,551

			34,183,051

District of Columbia – 1.3%
District of Columbia GO Refunding Bonds Series 2023B (Aaa/AA+)
2,050,000	5.000	06/01/2025	2,124,311
District of Columbia Housing Finance Agency Collateralized Multifamily Housing RB for Paxton Project Series 2022 (NR/NR)(a)(b)
3,750,000	4.000	09/01/2040	3,764,908
District of Columbia Metropolitan Airport Authority Airport System Revenue Refunding Bonds Series 2014A (Aa3/AA-)
3,250,000	5.000	10/01/2027	3,283,530
District of Columbia Metropolitan Airport Authority Airport System Revenue Refunding Bonds Series 2015A (NR/AA-)
10,000,000	5.000	10/01/2034	10,118,494
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
200,000	5.000	07/01/2023	200,000
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A2/A+)
735,000	1.817	04/01/2025	688,552
800,000	2.136	04/01/2026	735,187
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (Aa2/AA+)(a)(b)
6,840,000	1.750	10/01/2054	6,646,908
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2017A (Aa3/AA-)
5,505,000	5.000	10/01/2028	5,819,369
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2017A (AMT) (AA-/Aa3)
9,155,000	5.000	10/01/2024	9,294,128
19,185,000	5.000	10/01/2029	20,310,047
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
5,000,000	5.000	10/01/2026	5,216,802
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2022A (AMT) (NR/Aa3)
760,000	5.000	10/01/2025	781,066
1,100,000	5.000	10/01/2026	1,147,696
2,395,000	5.000	10/01/2027	2,534,113

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
Washington Metropolitan Airports Authority Airport System Revenue Refunding Bonds Series 2014A (AMT) (Aa3/AA-)
$4,500,000	5.000%	10/01/2028	$ 4,550,541

			77,215,652

Florida – 2.9%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
945,000	5.000	05/01/2024	955,586
990,000	5.000	05/01/2025	1,012,046
1,045,000	5.000	05/01/2026	1,083,187
1,095,000	5.000	05/01/2027	1,149,490
1,155,000	5.000	05/01/2028	1,228,868
1,195,000	2.375	05/01/2029	1,096,111
1,225,000	2.625	05/01/2030	1,117,161
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
555,000	3.750	05/01/2029	534,095
Bannon Lakes Community Development District Special Assessment RB for St. Johns County Series 2016 (NR/NR)
165,000	4.500	11/01/2025	165,324
Beach Road Golf Estates Community Development District Special Assessment Series 2015 (NR/NR)
2,500,000	4.700	11/01/2029	2,522,843
Bexley Community Development District Special Assessment RB for Pasco County Series 2016 (NR/NR)
300,000	4.100	05/01/2026	298,083
Brookstone Community Development District Special Assessment RB for Manatee County Series 2018 (NR/NR)(e)
105,000	3.875	11/01/2023	104,833
Broward County School Board Certificates of Participation Series 2015A (Aa3/A+)
12,915,000	5.000	07/01/2025	13,366,796
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (A2/AA)
975,000	2.250	09/01/2023	972,908
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (NR/A-)
40,000	4.000	05/01/2024	40,176
Carlton Lakes Community Development District Special Assessment RB for Hillsborough County Series 2018 (NR/NR)
75,000	4.000	05/01/2024	74,831
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (NR/BBB)
105,000	3.000	11/01/2023	104,708
105,000	3.500	11/01/2024	103,219
Century Parc Community Development District Special Assessment Refunding Bonds for Miami Dade County Series 2012 (NR/A)
25,000	4.000	11/01/2023	25,013

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
City of Ft. Lauderdale Special Assessment Bonds for Las Olas Isles Undergrounding Project Series 2022 (NR/NR)(e)
$165,000	5.000%	07/01/2023	$ 165,000
175,000	5.000	07/01/2024	176,662
180,000	5.000	07/01/2025	182,925
190,000	5.000	07/01/2026	193,906
200,000	5.000	07/01/2027	204,713
210,000	5.000	07/01/2028	215,967
City of Orlando Community Redevelopment Agency Tax Increment Revenue Refunding Bonds Series 2012 (NR/NR)
1,765,000	5.000	04/01/2025	1,766,003
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (NR/NR)
670,000	3.250	09/01/2023	668,341
1,380,000	3.250	09/01/2024	1,355,417
Cityplace Community Development District Special Assessment Revenue Refunding Bonds Series 2012 (NR/NR)
1,800,000	5.000	05/01/2026	1,844,950
Copper Creek Community Development District Special Assessment Bonds for City of Port St. Lucie Series 2019 (NR/NR)(e)
90,000	3.875	11/01/2024	89,385
Copper Oaks Community Development District Special Assessment Refunding and Improvement Bonds Series 2021 (NR/NR)
100,000	3.000	05/01/2024	98,882
183,000	3.000	05/01/2025	178,470
Coral Keys Homes Community Development District Miami-Dade County, Florida Special Assessment Bonds, Series 2020 (NR/NR)
170,000	3.125	05/01/2030	158,482
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
325,000	3.000	05/01/2024	321,423
150,000	3.000	05/01/2025	146,403
315,000	3.000	05/01/2026	303,946
Country Greens Community Development District Special Assessment RB Refunding Senior Lien Series 2016 A-1 (NR/A+)
160,000	3.000	05/01/2024	159,111
Cypress Shadows Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
34,000	4.000	11/01/2024	33,912
37,000	4.000	11/01/2026	36,647
Duval County School Board Certificates of Participation Series 2022A (NR/AA)
2,750,000	5.000	07/01/2025	2,840,831
3,185,000	5.000	07/01/2026	3,353,591
5,105,000	5.000	07/01/2027	5,485,700
Entrada Community Development District St Johns County, Florida Capital Improvement RB, Series 2021 (NR/NR)(e)
250,000	2.125	05/01/2026	233,855
Escambia County International Paper Company Environmental Improvement Revenue Refunding Bonds Series 2019B (BBB/NR)(a)(b)
425,000	2.000	11/01/2033	415,215
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,610,000	4.250	05/01/2029	2,602,972

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
$265,000	2.000%	11/01/2023	$ 263,077
270,000	2.000	11/01/2024	260,594
275,000	2.000	11/01/2025	259,089
280,000	2.000	11/01/2026	258,649
290,000	2.000	11/01/2027	262,988
295,000	2.000	11/01/2028	262,495
300,000	2.000	11/01/2029	263,699
305,000	2.125	11/01/2030	260,145
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)(e)
185,000	2.625	12/15/2024	180,009
Florida Insurance Assistance Interlocal Agency Insurance Assessment RB Series 2023A-1 (A2/A)(h)
6,425,000	5.000	09/01/2025	6,583,887
4,020,000	5.000	09/01/2026	4,181,636
3,305,000	5.000	09/01/2027	3,468,950
Flow Way Community Development District Collier County, Florida Special Assessment Bonds, Series 2019 Phase 7 and Phase 8 Projects Bank Qualified (NR/NR)
995,000	3.700	11/01/2029	956,202
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (NR/BBB+)
245,000	2.500	05/01/2024	242,383
255,000	2.750	05/01/2025	246,396
260,000	3.000	05/01/2026	249,169
Gateway Services Community Development District Special Assessment Bonds Series 2023-1 (NR/AA)
1,730,000	3.250	05/01/2028	1,730,497
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
200,000	2.500	05/01/2024	197,281
175,000	2.500	05/01/2025	169,909
200,000	2.500	05/01/2026	192,640
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
315,000	2.750	05/01/2024	312,241
320,000	3.000	05/01/2025	309,254
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
130,000	3.000	05/01/2024	128,547
132,000	3.000	05/01/2025	128,732
139,000	3.000	05/01/2026	133,735
Julington Creek Plantation Community Development District St. Johns County, Florida Special Assessment RB, Series 2023 (NR/AA)
4,090,000	5.000	05/01/2032	4,553,186
Lake Frances Community Development District Special Assessment Refunding Series 2018 (NR/BBB-)
81,000	3.000	05/01/2024	80,446
84,000	3.000	05/01/2025	81,305

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakeshore Ranch Community Development District Senior Special Assessment Refunding Series 2019 A-1 (NR/A)
$355,000	3.000%	05/01/2024	$ 352,573
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
60,000	2.000	05/01/2028	54,896
70,000	2.000	05/01/2029	62,853
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
320,000	3.500	05/01/2024	319,724
Miami Dade County Aviation Revenue Refunding Bonds Series 2017B (AMT) (NR/A)
11,760,000	5.000	10/01/2040	12,062,625
Miami Dade County Educational Facility Authority RB for University of Miami (A2/A-)
10,995,000	5.250	04/01/2027	11,705,204
Miami-Dade County Aviation Revenue Refunding Bonds Series 2014A (AMT) (A-/A2)
20,000,000	5.000	10/01/2035	20,112,684
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(e)
120,000	3.500	05/01/2024	119,267
125,000	3.500	05/01/2025	121,618
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (NR/A+)
185,000	3.750	05/01/2024	184,787
Osceola County Transportation Improvement & Refunding RB Series 2019A-1 (BBB+/BBB-)
780,000	5.000	10/01/2024	790,725
275,000	5.000	10/01/2025	282,357
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
1,105,000	4.000	05/15/2026	1,027,863
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018A-1 (A/NR)
205,000	3.000	11/01/2023	204,627
210,000	3.000	11/01/2024	206,987
Parkway Center Community Development District Special Assessment Bonds Series 2018-2 (A-/NR)
90,000	3.500	05/01/2024	89,673
Parkway Center Community Development District Special Assessment Refunding Bonds Series 2018-1 (BBB/NR)
245,000	3.500	05/01/2024	243,522
255,000	3.500	05/01/2025	250,088
Pasco County Capital Improvement Cigarette Tax Allocation Bonds Series 2023A (A1/AA)
250,000	5.250	09/01/2025	259,959
250,000	5.250	09/01/2026	264,874
300,000	5.250	09/01/2027	323,393
300,000	5.250	09/01/2028	328,391

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Pine Ridge Plantation Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021A-1 (AGM) (AA/NR)
$500,000	3.000%	05/01/2024	$ 495,816
510,000	2.000	05/01/2025	486,244
520,000	2.000	05/01/2026	485,230
530,000	2.000	05/01/2027	484,647
Reunion East Community Development District Special Assessment Refunding Bonds for Osceola County Series 2015A (NR/NR)
1,325,000	5.000	05/01/2025	1,350,773
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR/NR)
225,000	3.000	05/01/2024	222,574
225,000	3.000	05/01/2025	220,005
285,000	3.000	05/01/2026	276,188
390,000	3.000	05/01/2027	371,867
River Bend Community Development District Senior Special Assessment Revenue Refunding Bonds Series 2016A-1 (A-/NR)
405,000	2.500	05/01/2024	401,384
415,000	2.750	05/01/2025	401,623
425,000	3.000	05/01/2026	408,722
River Glen Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021 (BBB+/NR)
136,000	2.500	05/01/2024	133,696
139,000	2.500	05/01/2025	133,590
143,000	2.500	05/01/2026	134,407
146,000	2.500	05/01/2027	135,317
148,000	2.500	05/01/2028	135,313
157,000	2.500	05/01/2030	138,316
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-1 (NR/NR)
235,000	3.000	05/01/2024	232,393
180,000	3.000	05/01/2025	175,577
225,000	3.000	05/01/2026	216,539
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(e)
110,000	3.375	06/15/2024	109,046
Sandmine Road Community Development District Special Assessment Bonds for Polk County Series 2020 (NR/NR)(e)
200,000	2.625	05/01/2025	193,469
Sarasota National Community Development District Special Assessment Refunding Bonds Series 2020 (NR/NR)
380,000	3.000	05/01/2024	375,752
240,000	3.000	05/01/2025	234,059
South Village Community Development District Capital Improvement Revenue & Refunding Bonds Series 2016A-1 (A/NR)
95,000	2.500	05/01/2024	93,955
100,000	2.750	05/01/2025	97,921
95,000	3.000	05/01/2026	92,524
South Village Community Development District Capital Improvement Revenue Refunding Bonds Series 2016A-2 (NR/NR)
100,000	4.350	05/01/2026	100,011

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Spencer Creek Community Development District Special Assessment RB for Hillsborough County Series 2019 (NR/NR)
$75,000	3.750%	05/01/2024	$ 74,624
State of Florida Department of Transportation Right of Way Acquisition & Bridge Construction Refunding Bonds Series 2021B (Aaa/AAA)
10,665,000	5.000	07/01/2025	11,079,897
Storey Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
280,000	3.125	12/15/2025	270,957
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(e)
460,000	3.750	06/15/2029	443,165
Summerstone Community Development District Pasco County, Florida Special Assessment RB, Series 2020 Phase One (NR/NR)
65,000	2.500	05/01/2025	62,839
Summerville Community Development District Special Assessment Refunding Series 2020 (NR/NR)
118,000	3.000	05/01/2024	116,681
121,000	3.000	05/01/2025	118,005
725,000	3.500	05/01/2031	659,733
Tampa Bay Water Utility System Refunding RB Series 2015A (AA+/Aa1)
12,050,000	4.000	10/01/2028	12,296,511
4,225,000	4.000	10/01/2029	4,288,332
Tapestry Community Development District Special Assessment RB for City of Kissimmee Series 2016 (NR/NR)
285,000	4.250	05/01/2026	284,303
The Preserve At South Branch Community Development District Pasco County, Florida Special Assessment RB, Series 2021 Phase 3 (NR/NR)
250,000	3.000	05/01/2031	227,815
Tolomato Community Development District Special Assessment Refunding Bonds Series 2022A (NR/AA)
760,000	3.000	05/01/2025	750,685
1,605,000	3.000	05/01/2027	1,593,280
Touchstone Community Development District Senior Special Assessment Bonds Series 2022A-1 (NR/BBB+)
105,000	4.500	05/01/2026	106,455
115,000	4.500	05/01/2028	118,131
120,000	4.500	05/01/2029	124,081
Trails at Monterey Community Development District Special Assessment Refunding Bonds Series 2012 (A-/NR)
135,000	4.125	05/01/2024	135,085
140,000	4.150	05/01/2025	140,072
145,000	4.250	05/01/2026	145,092
Ventana Community Development District Special Assessment RB for Hillsborough County Series 2018 (NR/NR)(e)
70,000	4.000	05/01/2024	69,842
Verandah East Community Development District Special Assessment Revenue Refunding Improvement Bonds for Lee County Series 2016 (NR/NR)
1,525,000	3.750	05/01/2026	1,497,646

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Viera East Community Development District Special Revenue Assessment Bonds Series 2020 (AGM) (AA/NR)
$490,000	2.000%	05/01/2024	$ 482,222
500,000	2.000	05/01/2025	472,986
795,000	2.000	05/01/2026	733,415
Villa Portofino West Community District Special Assessment Refunding Series 2020 (NR/NR)
171,000	3.000	05/01/2024	169,088
177,000	3.000	05/01/2025	172,619
973,000	3.500	05/01/2030	897,014
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(e)
25,000	1.875	05/01/2025	24,011
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (NR/NR)
360,000	4.000	05/01/2024	360,711
290,000	4.000	05/01/2025	292,518
Village Community Development District Special Assessment Revenue Refunding Bonds Series 2020 (AGM) (AA/NR)
1,340,000	5.000	05/01/2025	1,376,273
1,415,000	5.000	05/01/2026	1,479,088
Vizcaya Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
215,000	2.500	11/01/2023	214,042
Watergrass Community Development District Special Assessment Revenue Refunding Bonds Series 2021 (NR/NR) (NR/NR)
305,000	2.000	05/01/2026	284,830
Waterset Central Community Development District Special Assessment Bonds for Hillsborough County Series 2018 (NR/NR)(e)
185,000	4.000	11/01/2024	184,233
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(e)
2,000,000	3.750	06/15/2030	1,881,701
Winding Cypress Community Development District Special Assessment Bonds for Collier County Series 2015 (NR/NR)
250,000	4.375	11/01/2025	250,142

			176,988,900

Georgia – 3.4%
Bartow County Development Authority Pollution Control RB for Georgia Power Company Plant Bown Project Series 2009 (NR/BBB+)(a)(b)
3,130,000	3.950	12/01/2032	3,122,434
Burke County Development Authority Pollution Control RB Fifth Series 1994 (BBB+/A-)(a)(b)
4,910,000	2.150	10/01/2032	4,800,108
Burke County Development Authority Pollution Control RB for Georgia Power Company Plant Vogtle Project Series 1996 (NR/BBB+)(a)(b)
1,335,000	3.875	10/01/2032	1,335,270

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Series 2013 A (Baa1/BBB+)(a)(b)
$2,000,000	1.500%	01/01/2040	$ 1,889,632
Burke County Development Authority Pollution Control RB Second Series 2008 (BBB+/A-)(a)(b)
4,700,000	2.925	11/01/2048	4,647,032
City of Atlanta GO Public Improvement Bonds Series 2022A-1 (Aa1/NR)
835,000	5.000	12/01/2024	857,700
545,000	5.000	12/01/2025	571,231
1,000,000	5.000	12/01/2026	1,070,383
525,000	5.000	12/01/2027	574,637
City of Atlanta GO Public Improvement Bonds Series 2022A-2 (Aa1/NR)
2,245,000	5.000	12/01/2024	2,306,032
1,105,000	5.000	12/01/2025	1,158,184
1,100,000	5.000	12/01/2026	1,177,422
2,375,000	5.000	12/01/2027	2,599,546
City of Atlanta Tax Allocation Refunding Bonds for Atlantic Station Project Series 2017 (A3/BBB)
500,000	5.000	12/01/2023	503,013
City of Atlanta Water & Wastewater Revenue Refunding Bonds Series 2015 (Aa2/AA-)(c)
1,000,000	5.000	05/01/2025	1,035,677
Development Authority of Bartow County Pollution Control RB for Georgia Power Company Plant Bowen Project First Series 2013 (NR/BBB+)(a)(b)
6,000,000	2.875	08/01/2043	5,824,371
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2012 (NR/BBB+)(a)(b)
4,850,000	2.875	12/01/2049	4,708,033
Main Street Natural Gas Gas Supply RB Series 2021A (NR/NR)(a)(b)
6,495,000	4.000	07/01/2052	6,473,516
Main Street Natural Gas Gas Supply RB Sub-Series 2018A (NR/NR)(a)(b)
43,000,000	4.000	04/01/2048	43,042,458
Main Street Natural Gas Inc. Gas Supply RB Series 2019A (NR/NR)
2,500,000	5.000	05/15/2025	2,533,120
3,000,000	5.000	05/15/2026	3,054,310
500,000	5.000	05/15/2027	510,905
Main Street Natural Gas Inc. Gas Supply RB Series 2019C (NR/NR)(a)(b)
5,230,000	4.000	03/01/2050	5,198,535
Main Street Natural Gas Inc. Gas Supply RB Series 2021C (NR/NR)
1,000,000	4.000	12/01/2025	996,283
Main Street Natural Gas Inc. Gas Supply RB Series 2022B (NR/NR)
1,740,000	5.000	06/01/2027	1,781,232

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas Inc. Gas Supply RB Series 2022C (NR/BBB-)(e)
$2,800,000	4.000%	11/01/2024	$ 2,779,838
1,705,000	4.000	11/01/2025	1,678,784
3,665,000	4.000	11/01/2026	3,579,264
Main Street Natural Gas Inc. Gas Supply RB Series 2023B (NR/NR)(a)(b)
12,500,000	5.000	07/01/2053	13,059,985
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A (A3/NR)
500,000	4.000	12/01/2025	497,351
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C (NR/BBB-)(e)
3,810,000	4.000	11/01/2027	3,692,801
Main Street Natural Gas, Inc. Gas Supply RB, Series 2023C (NR/NR)(a)(b)
12,250,000	5.000	09/01/2053	12,860,892
Medical Center Hospital Authority Revenue Anticipation Certificates for Piedmont Healthcare Project Series 2019A (A1/AA-)(a)(b)
14,775,000	5.000	07/01/2054	15,259,298
Monroe County Development Authority Pollution Control RB First Series 2009 (BBB+/A-2/A-)(a)(b)
2,275,000	1.000	07/01/2049	2,019,770
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2006 (NR/BBB+)(a)(b)
1,560,000	3.875	12/01/2041	1,560,316
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2012 (NR/BBB+)(a)(b)
2,825,000	3.875	06/01/2042	2,825,572
Monroe County Development Authority Pollution Control RB for Georgia Power Company Plant Scherer Project Series 2013 (NR/BBB+)(a)(b)
1,560,000	3.875	04/01/2043	1,560,316
Savanah Economic Development Authority Recovery Zone Facility Revenue Refunding Bonds Series 2019A (NON-AMT) (BBB/NR)(a)(b)
425,000	2.000	11/01/2033	415,215
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (Baa2/BBB)
6,090,000	1.900	08/01/2024	5,876,868
State of Georgia GO Bonds Series 2021A (Aaa/AAA)
20,000,000	5.000	07/01/2024	20,383,988
17,500,000	5.000	07/01/2025	18,187,677

			208,008,999

Guam – 0.1%
A.B. Won Pat International Airport Authority Taxable Refunding RB General Series 2019 B (ETM) (Baa2/BB)
2,000,000	3.319	10/01/2025	1,902,169
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2019 B (Baa2/NR)
1,100,000	3.133	10/01/2024	1,055,045

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
$1,120,000	2.499%	10/01/2025	$ 1,029,637
1,650,000	2.899	10/01/2027	1,451,293
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
500,000	5.000	07/01/2023	500,000
400,000	5.000	07/01/2024	403,242
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (Baa2/A)
500,000	5.000	07/01/2023	500,000

			6,841,386

Hawaii – 0.4%
City and County of Honolulu Multifamily Housing RB Maunakea Tower Apartments Series 2023 (NR/NR)(a)(b)
3,310,000	5.000	06/01/2027	3,434,561
City of Honolulu GO Bonds Series A (Aa1/NR)
10,575,000	4.000	10/01/2034	10,764,415
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (NR/NR)
10,735,000	3.100	05/01/2026	10,375,104

			24,574,080

Illinois – 8.6%
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Ba2/AA)
325,000	5.000	10/01/2025	334,856
250,000	5.000	10/01/2026	260,451
325,000	5.000	10/01/2027	342,960
Carol Stream Park District GO Refunding Park Bonds Series 2016 (BAM) (NR/AA)(c)
6,155,000	5.000	01/01/2037	6,392,563
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (NR/AA)(f)
385,000	0.000	01/01/2024	377,920
480,000	0.000	01/01/2025	453,753
Chicago GO Bonds 2019A (NR/BBB+)
3,210,000	5.000	01/01/2028	3,394,732
Chicago GO Bonds 2019A (NR/NR)
550,000	5.000	01/01/2028	600,913
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)(f)
540,000	0.000	12/01/2026	470,493
4,865,000	0.000	12/01/2027	4,072,283
460,000	0.000	12/01/2029	353,239
Chicago Illinois Board of Education GO Bonds Series 1999 A (NATL) (Baa2/BB)(f)
9,285,000	0.000	12/01/2024	8,767,981
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL) (Baa2/BB)(f)
760,000	0.000	12/01/2025	688,941

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
$5,000,000	5.000%		12/01/2023	$ 5,018,842
7,675,000	5.000		12/01/2024	7,785,107
3,515,000	5.000		12/01/2026	3,645,332
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2014 B (A3/A-)
5,055,000	5.000		01/01/2027	5,088,548
Chicago O’Hare International Airport Customer Facility Charge RB Series 2013 (Baa1/BBB)
1,025,000	5.750		01/01/2038	1,028,963
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 B (AMT) (A2/A)
2,980,000	4.000		01/01/2027	2,980,035
Chicago O’Hare International Airport RB Refunding Series 2015 A (AMT) (NR/A)
11,000,000	5.000		01/01/2031	11,174,258
Chicago Transit Authority Sales Tax Receipts RB Series 2014 (NR/AA)
11,750,000	5.250		12/01/2049	11,918,369
City of Chicago Board of Education Capital Appreciation Bonds for School Reform Series 1998B-1 (Ba2/BB)(f)
685,000	0.000		12/01/2028	549,881
City of Chicago Board of Education GO Bonds Series 1999 A (Ba2/BB)
5,000,000	5.500		12/01/2026	5,174,013
1,755,000	0.000	(f)	12/01/2030	1,286,788
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (NR/AA)
2,500,000	5.000		12/01/2029	2,653,361
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (NR/AA)
5,000,000	5.000		12/01/2027	5,258,047
6,535,000	5.000		12/01/2029	6,935,885
1,000,000	5.000		12/01/2030	1,061,893
City of Chicago Capital Improvement GO Bonds Series 1999 (Baa3/BBB+)(f)
5,000,000	0.000		01/01/2024	4,904,283
City of Chicago GO Bonds Project & Refunding Series 2014A (Baa3/BBB+)
10,000,000	5.000		01/01/2036	10,085,000
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB+)
3,430,000	5.000		01/01/2027	3,590,115
5,245,000	5.000		01/01/2028	5,546,844
City of Chicago GO Bonds Series 2023A (Baa3/BBB+)
1,000,000	5.000		01/01/2029	1,068,136
City of Chicago GO Refunding Bonds Series B (Ba1/BBB+)
15,000,000	5.765		01/01/2028	14,857,462
City of Chicago Midway Airport Second Lien Revenue Refunding Bonds Series 2014A (A3/A-)
15,030,000	5.000		01/01/2029	15,083,002
1,000,000	5.000		01/01/2031	1,003,753
City of Chicago Midway Airport Second Lien Revenue Refunding Bonds Series 2014B (A3/A-)
5,000,000	5.000		01/01/2035	5,028,834

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2015A (AMT) (NR/A+)
$7,000,000	5.000%	01/01/2029	$ 7,106,115
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2015A (NR/A+)
4,760,000	5.000	01/01/2024	4,785,711
5,000,000	5.000	01/01/2027	5,066,750
12,045,000	5.000	01/01/2032	12,234,688
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022C (AMT) (NR/A+)
2,000,000	5.000	01/01/2024	2,010,803
3,500,000	5.000	01/01/2026	3,594,569
City of Chicago Second Lien Water Revenue Refunding Bonds Series 2004 (NR/A)
1,900,000	5.000	11/01/2026	2,003,337
City of Chicago Special Assessment Improvement Bonds Refunding Series 2022 (NR/NR)(e)
278,000	1.990	12/01/2023	275,326
314,000	2.270	12/01/2024	305,623
329,000	2.530	12/01/2025	317,045
305,000	2.690	12/01/2026	290,179
255,000	2.870	12/01/2027	240,034
City of Chicago Special Assessment Improvement Bonds Refunding Series 2022 Lakeshore East Project (NR/NR)(e)
270,000	3.040	12/01/2028	251,705
City of Joliet Waterworks and Sewerage Senior Lien RB Anticipation Notes Series 2022 (NR/NR)
16,750,000	5.000	01/01/2024	16,824,320
8,245,000	5.000	01/01/2025	8,386,540
Cook County Sales Tax RB Refunding Series 2022A (NR/AA-)
650,000	5.000	11/15/2024	665,343
590,000	5.000	11/15/2026	624,868
Cook County Sales Tax RB Refunding Series 2022B (NR/AA-)
550,000	5.000	11/15/2024	562,983
360,000	5.000	11/15/2026	381,275
Cook County Township High School GO School Bonds Series 2022 (Aa1/NR)
4,290,000	4.000	12/01/2026	4,421,175
Illinois Finance Authority Charter School RB Refunding & Improvement Bonds for Chicago International Charter School Project Series 2017 A (NR/BBB)
450,000	5.000	12/01/2023	451,298
Illinois Finance Authority RB for OSF Healthcare System Series 2020B-1 (A3/A)(a)(b)
4,560,000	5.000	05/15/2050	4,605,591
Illinois Finance Authority RB for Presbyterian Homes Obligated Group Series 2021 B (NR/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.70%)
2,250,000	3.930	05/01/2042	2,194,305
Illinois Finance Authority RB for University of Chicago Medicine Series 2022B-1 (NR/AA-)(a)(b)
4,000,000	5.000	08/15/2052	4,110,730

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for University of Chicago Medicine Series 2022B-2 (NR/AA-)(a)(b)
$4,000,000	5.000%	08/15/2052	$ 4,252,177
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
500,000	5.000	10/01/2026	519,042
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (Baa1/A)(a)(b)
1,890,000	0.700	05/01/2040	1,880,428
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Baa3/NR)
1,000,000	5.000	09/01/2024	996,720
600,000	5.000	09/01/2025	597,059
Illinois Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2015 A (NR/NR)
540,000	5.000	05/15/2026	516,141
Illinois Housing Development Authority Multifamily Housing RB, Series 2023 South Shore (NR/NR)(a)(b)
5,335,000	4.000	06/01/2026	5,341,981
Illinois Sports Facilities Authority RB Bonds Series 2001 (AMBAC) (WR/BB+)(f)
3,235,000	0.000	06/15/2025	2,968,329
Illinois State GO Bonds Series 2013 (Baa2/BBB)
4,100,000	5.500	07/01/2024	4,101,213
2,210,000	5.500	07/01/2026	2,210,654
6,590,000	5.500	07/01/2027	6,591,949
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
33,615,000	5.000	11/01/2023	33,754,788
12,705,000	5.000	11/01/2024	12,929,231
16,195,000	5.000	11/01/2025	16,720,398
50,760,000	5.000	11/01/2026	53,251,930
Illinois State GO Bonds Series 2019 A (Baa2/BBB)
6,000,000	5.000	11/01/2024	6,105,894
Illinois State GO Bonds Series 2020 (Baa2/BBB)
2,100,000	5.500	05/01/2024	2,131,383
Illinois State RB Refunding Series 2016 C (NR/BBB+)
460,000	4.000	06/15/2024	461,948
Illinois State Sales Tax RB for Build Junior Obligation Series 2013 (NR/BBB+)
115,000	5.000	06/15/2024	115,090
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO Refunding Bonds Series 2020 (NR/AA)
400,000	1.045	02/15/2025	371,331
Northern Illinois University Board of Trustees Auxiliary Facilities System RB Series 2021 (Ba1/AA)
325,000	5.000	10/01/2029	350,054
Sales Tax Securitization Corp Bonds Series 2018C (AA-/AA-)
4,180,000	5.000	01/01/2025	4,279,784
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (NR/AA-)
2,240,000	5.000	01/01/2025	2,293,473
5,870,000	5.000	01/01/2026	6,092,178
850,000	5.000	01/01/2027	898,213
3,225,000	5.000	01/01/2028	3,471,312

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (NR/AA-)
$1,275,000	5.000%	01/01/2026	$ 1,323,258
4,000,000	5.000	01/01/2027	4,226,885
State of Illinois Build Illinois Junior Obligation Bonds Series 2021A (NR/A-)
7,000,000	4.000	06/15/2025	7,069,507
State of Illinois GO Bonds Refunding Series 2022B (Baa1/BBB+)
4,265,000	5.000	03/01/2024	4,301,988
State of Illinois GO Bonds Series 2014 (A3/A-)
3,500,000	5.250	02/01/2029	3,534,398
1,295,000	5.000	05/01/2031	1,310,497
State of Illinois GO Bonds Series 2016 (Baa1/BBB+)
1,725,000	5.000	01/01/2026	1,785,667
5,700,000	5.000	11/01/2028	5,963,209
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
10,490,000	5.000	12/01/2023	10,545,802
State of Illinois GO Bonds Series 2017A (Baa1/BBB+)
3,455,000	5.000	12/01/2027	3,689,432
State of Illinois GO Bonds Series 2017C (Baa1/BBB+)
6,435,000	5.000	11/01/2029	6,864,021
State of Illinois GO Bonds Series 2017D (Baa1/BBB+)
5,525,000	5.000	11/01/2027	5,892,026
State of Illinois GO Bonds Series 2020 (Baa1/BBB+)
1,000,000	5.500	05/01/2030	1,114,130
State of Illinois GO Bonds Series 2021A (Baa1/BBB+)
2,500,000	5.000	03/01/2024	2,521,681
2,750,000	5.000	03/01/2026	2,854,105
State of Illinois GO Bonds Series 2021B (Baa1/BBB+)
4,460,000	5.000	03/01/2024	4,498,679
State of Illinois GO Bonds, Refunding Series of May 2023D (A3/A-)
7,175,000	5.000	07/01/2025	7,369,081
State of Illinois GO Refunding Bonds Series 2016 (Baa1/BBB+)
4,215,000	5.000	02/01/2026	4,368,872
3,800,000	5.000	02/01/2028	3,997,538
2,075,000	5.000	02/01/2029	2,187,510
State of Illinois GO Refunding Bonds Series 2018A (Baa1/BBB+)
6,490,000	5.000	10/01/2028	7,020,924
State of Illinois GO Refunding Bonds Series 2018B (Baa1/BBB+)
6,000,000	5.000	10/01/2028	6,490,838
State of Illinois GO Refunding Bonds Series 2021C (Baa1/BBB+)
6,550,000	4.000	03/01/2024	6,563,549
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (Baa2/BBB)
2,000,000	5.000	10/01/2025	2,062,227

			521,706,673

Indiana – 1.1%
City of Rockport Pollution Control Revenue Refunding Bonds for AEP Generating Company Project Series 1995 (NON-AMT) (NR/A-)
4,150,000	3.125	07/01/2025	4,057,904

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
City of Rockport Pollution Control Revenue Refunding Bonds Series 1995 (NON-AMT) (NR/A-)
$3,335,000	3.125%	07/01/2025	$ 3,260,991
City of Rockport Pollution Control Revenue Refunding Bonds Series 2009 B (NON-AMT) (A-/NR)
10,000,000	3.050	06/01/2025	9,842,163
City of Rockport Pollution Control Revenue Refunding Bonds Series D (A-/A)
11,000,000	0.750	04/01/2025	10,221,831
City of Whiting Environmental Facilities Refunding RB for BP Products North America Inc. Project Series 2019A (NR/NR)(a)(b)
7,050,000	5.000	12/01/2044	7,255,736
Indiana Finance Authority Environmental Improvement RB for Fulcrum Centerpoint Project Series 2022 (NR/NR)(a)(b)
25,000,000	4.500	12/15/2046	24,951,132
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 A (A2/A-)(a)(b)
3,000,000	0.750	12/01/2038	2,669,813
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 B (AMT) (A2/A-)(a)(b)
4,525,000	0.950	12/01/2038	4,061,138
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2021 (A2/A-)
3,000,000	0.650	08/01/2025	2,745,137
Kankakee Valley Middle School Building Corp. Ad Valorem Property Tax Refunding Bonds Series 2017 (ST INTERCEPT) (NR/AA+)
375,000	3.000	07/15/2023	374,921

			69,440,766

Iowa – 0.0%
Iowa Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 A (NR/NR)
2,105,000	4.000	05/15/2026	1,958,055

Kansas – 0.3%
City of Manhattan GO Temporary Notes Series 2022-01 (Aa3/NR)
17,575,000	1.750	06/15/2025	16,789,387

Kentucky – 1.4%
County of Boone Pollution Control Revenue Refunding Bonds Series 2008A (NON-AMT) (NR/NR)
5,000,000	3.700	08/01/2027	4,911,707
County of Owen Water Facilities Refunding RB Series 2020 (NON-AMT) (A/NR)(a)(b)
1,665,000	0.700	06/01/2040	1,656,568
Kentucky Economic Development Finance Authority Healthcare Facilities Refunding RB Series 2022 (NR/NR)
3,570,000	4.500	10/01/2027	3,545,318
Kentucky Public Energy Authority Gas Supply RB 2018 Series B (NR/NR)(a)(b)
27,525,000	4.000	01/01/2049	27,522,311
Kentucky Public Energy Authority Gas Supply RB 2018 Series C-1 (NR/A)(a)(b)
2,775,000	4.000	12/01/2049	2,762,012

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2001 A (A1/A)
$3,800,000	0.900%	09/01/2026	$ 3,449,216
Louisville Jefferson County Metro Government Health System RB for Norton Healthcare Series 2020C (NR/A)(a)(b)
5,000,000	5.000	10/01/2047	5,179,603
Public Energy Authority of Kentucky Gas Supply RB Series 2019 A-1 (NR/NR)(a)(b)
26,230,000	4.000	12/01/2049	26,102,499
Public Energy Authority of Kentucky Gas Supply RB Series 2019C (NR/NR)(a)(b)
9,350,000	4.000	02/01/2050	9,244,351

			84,373,585

Louisiana – 2.7%
City of New Orleans GO Refunding Bonds Series 2022 (A2/A+)
5,495,000	5.000	12/01/2024	5,621,494
3,000,000	5.000	12/01/2025	3,125,215
4,255,000	5.000	12/01/2026	4,504,764
1,715,000	5.000	12/01/2027	1,850,500
City of New Orleans Sewerage Service RB Series 2015 (NR/A)(c)
4,000,000	5.000	06/01/2025	4,146,502
Lake Charles Harbor & Terminal District RB Series 2021 (AMT) (NR/NR)(a)(b)
13,000,000	1.000	12/01/2051	12,311,190
Louisiana Local Government Community Development Authority Subordinate Lien Revenue Refunding Bonds Series 2020B (A+/A+)(a)(b)
35,000,000	0.875	02/01/2046	33,294,149
Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment RB for Louisiana Insurance Guaranty Association Project Series 2022B (A1/NR)
2,250,000	5.000	08/15/2025	2,327,139
1,935,000	5.000	08/15/2026	2,034,661
3,300,000	5.000	08/15/2027	3,531,986
Louisiana Local Government Environmental Facilities & Community Development Authority RB for American Biocarbon Project Series 2021 (NR/NR)(a)(b)
12,000,000	3.850	12/01/2046	11,998,212
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Ragin’ Cajun Facilities Student Housing & Parking Project Series 2017 (NR/AA)
1,230,000	5.000	10/01/2026	1,284,866
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds for Louisiana Utilities Restoration Corp. Project Series 2023 (NR/NR)
16,000,000	5.081	06/01/2031	15,957,976
Louisiana Public Facilities Authority Hospital RB Louisiana Children’s Medical Center Project Series 2015A3 RMKT (NR/A+)(a)(b)
6,920,000	5.000	06/01/2045	7,375,087

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (A2/A)
$7,460,000	5.000%	01/01/2040	$ 7,488,875
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (Baa3/BBB-)(a)(b)
5,755,000	4.050	06/01/2037	5,729,365
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-1 (Baa3/BBB-)(a)(b)
12,500,000	2.125	06/01/2037	12,261,911
Parish of St. John the Baptist Revenue Refunding Bonds for Marathon Oil Project Series 2017 (NON-AMT) (NR/BBB-)(a)(b)
950,000	2.200	06/01/2037	896,892
Parish of St. John The Baptist Revenue Refunding Bonds Series 2017 (NON-AMT) Sub-Series 2017A-2 (BBB-/BBB-)(a)(b)
23,150,000	2.100	06/01/2037	22,703,506
State of Louisiana Gasoline and Fuels Tax Second Lien Revenue Refunding Bonds 2022 Series A (Aa3/AA-)(b)(d)
	(SOFR + 0.50%)
4,380,000	4.042	05/01/2043	4,296,366

			162,740,656

Maryland – 1.0%
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
470,000	2.625	07/01/2024	462,704
Maryland Department of Transportation Consolidated Transportation Bonds Refunding Series 2022B (Aa1/AAA)
2,750,000	5.000	12/01/2025	2,875,832
3,000,000	5.000	12/01/2026	3,205,108
Maryland Economic Development Corp. Private Activity RB for Purple Line Light Rail Project Series 2022A (NR/NR)
2,550,000	5.000	11/12/2028	2,633,615
Maryland Health & Higher Educational Facilities Authority RB for St. John’s College Series 2020 (NR/BBB)
305,000	4.000	10/01/2026	306,101
Maryland Health & Higher Educational Facilities Authority RB Refunding for Adventist Healthcare Obligated Group Series 2020 (Baa3/NR)
815,000	4.000	01/01/2024	813,988
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB)
340,000	4.000	10/01/2023	340,149
350,000	4.000	10/01/2024	350,745
Maryland Stadium Authority RB Football Stadium Issue Series 2023A (NR/AA)
1,850,000	5.000	03/01/2025	1,903,953
2,000,000	5.000	03/01/2026	2,096,105
Montgomery County GO Bonds for Consolidated Public Improvement Project Series 2021 A (Aaa/AAA)
10,000,000	5.000	08/01/2028	11,095,297
State of Maryland GO Bonds for State & Local Facilities Loan Series 2020A (Aaa/AAA)
10,290,000	5.000	03/15/2027	11,078,958

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
State of Maryland GO Bonds for State & Local Facilities Loan Series 2021A (Aaa/AAA)
$17,825,000	5.000%	08/01/2027	$ 19,355,886
State of Maryland GO Bonds for State & Local Facilities Loan Series 2021C (Aaa/AAA)
5,000,000	4.000	03/01/2028	5,276,174

			61,794,615

Massachusetts – 2.1%
Massachusetts Bay Transportation Authority Sales Tax RB Series 2005 A (Aa2/AA)
25,035,000	5.000	07/01/2026	26,565,975
Massachusetts Clean Water Trust RB Refunding Series 2006 (Aaa/AAA)(d)
	(MUNI-CPI + 0.99%)
2,050,000	8.100	08/01/2023	2,054,051
Massachusetts Development Finance Agency RB for Boston Medical Center Series G (Baa2/BBB)
500,000	5.000	07/01/2024	506,912
665,000	5.000	07/01/2025	683,860
1,000,000	5.000	07/01/2026	1,037,870
1,180,000	5.000	07/01/2027	1,252,031
1,500,000	5.000	07/01/2028	1,614,919
Massachusetts Development Finance Agency RB for Harvard University Series 2016A (Aaa/AAA)
5,000,000	5.000	07/15/2033	5,323,795
10,000,000	4.000	07/15/2036	10,190,700
Massachusetts Development Finance Agency RB for President & Trustees of Williams College Series 2011 (Aa1/AA+)(a)(b)
3,500,000	0.450	07/01/2041	3,226,861
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB+)
725,000	5.000	07/01/2023	725,000
Massachusetts Health and Educational Facilities Authority Variable Rate Demand RB for Umass Series A (Aa2/AA-/NR)(a)(b)
7,000,000	2.450	11/01/2030	6,836,994
Massachusetts School Building Authority Senior Dedicated Sales Tax Bonds 2016 Series B (Aa2/AA+)
5,165,000	5.000	11/15/2031	5,525,462
11,750,000	5.000	11/15/2032	12,563,426
3,500,000	5.000	11/15/2039	3,676,734
Massachusetts State Development Finance Agency RB Mass General Brigham, Inc. Series 2019 T 1 (Aa3/AA-)(b)(d)(e)
(SIFMA Municipal Swap Index Yield + 0.60%)
6,250,000	3.830	07/01/2049	6,181,214
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL) (Aa1/AA)(d)
(3M USD LIBOR + 0.57%)
13,055,000	4.120	05/01/2037	13,051,804

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR FGIC) (Aa1/AA+)(d)
	(3M USD LIBOR + 0.57%)
$11,560,000	4.120%	05/01/2037	$ 11,557,139
Massachusetts Water Resources Authority General Revenue Refunding Bonds, 2014 Series F (Aa1/AA+)(c)
2,950,000	4.000	08/01/2024	2,977,448
3,075,000	4.000	08/01/2024	3,103,612
The Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2023, Series A (Aa1/AA+)(h)
5,750,000	5.000	05/01/2025	5,952,695
2,490,000	5.000	05/01/2026	2,630,635

			127,239,137

Michigan – 1.7%
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
900,000	5.000	07/01/2023	900,000
17,750,000	5.000	07/01/2048	17,832,349
Detroit Downtown Development Authority Subordinate General RB Refunding for Development Area No. 1 Projects Series 2018 B (AGM) (NR/AA)
1,500,000	5.000	07/01/2023	1,500,000
500,000	5.000	07/01/2024	507,789
550,000	5.000	07/01/2025	558,855
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (A1/AA)(d)
	(3M USD LIBOR + 0.60%)
28,240,000	4.307	07/01/2032	26,741,080
Great Lakes Water Authority Sewage Disposal System Revenue Refunding Second Lien Bonds Series 2016C (A2/A+)
3,000,000	5.000	07/01/2035	3,143,191
Lansing Board of Water & Light Utility System RB Series 2021B (AA-/NR) (a) (b)
5,000,000	2.000	07/01/2051	4,700,567
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR/BBB-)
185,000	4.000	02/01/2027	178,566
Michigan Finance Authority Hospital RB for Trinity Health Credit Group Series 2022B (Aa3/AA-)(a)(b)
6,250,000	5.000	12/01/2043	6,733,989
Michigan Finance Authority Hospital Revenue Refunding Bonds Series 2015B (NR/A1)
1,215,000	5.000	05/15/2034	1,247,573
Michigan Finance Authority Hospital Revenue Refunding Bonds Series 2022B (AA/Aa3)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.75%)
5,845,000	3.980	04/15/2047	5,724,439
Michigan Finance Authority Local Government Loan Program RB for Detroit Water & Sewage Department Water Supply System Project Series 2014D (A1/AA-)
2,800,000	5.000	07/01/2032	2,837,072
3,000,000	5.000	07/01/2034	3,038,261

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (A1/AA)
$5,000,000	5.000%	07/01/2023	$ 5,000,000
Michigan Strategic Fund Limited Obligation RB Dte Electric Company Exempt Facilities Project, Collateralized Series 2023DT (NR/A)(a)(b)
5,650,000	3.875	06/01/2053	5,647,735
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (Baa2/NR)
2,210,000	5.000	12/31/2023	2,215,768
2,685,000	5.000	06/30/2024	2,699,987
3,500,000	5.000	12/31/2024	3,530,791
Star International Academy Refunding Bonds Series 2020 (BBB/NR)
690,000	4.000	03/01/2024	687,188
720,000	4.000	03/01/2025	710,314
745,000	4.000	03/01/2026	728,860
775,000	4.000	03/01/2027	755,791
Wayne County Airport Authority Airport RB for Detroit Metropolitan Wayne County Airport Revenue Refunding Bonds Series 2015F (A1/A)
2,495,000	5.000	12/01/2025	2,567,604
Wayne County Airport Authority Revenue Refunding Bonds Series 2017 E (A1/NR)(e)
3,000,000	4.000	12/01/2025	3,016,151

			103,203,920

Minnesota – 0.6%
City of Minneapolis GO Refunding Bonds Series 2020 (NR/AAA)
5,730,000	2.000	12/01/2029	5,197,129
Duluth Independent School District Refunding Certificates of Participation Series 2019A (Baa3/NR)
640,000	3.250	03/01/2025	630,651
660,000	4.000	03/01/2026	656,359
Minneapolis Metropolitan Airports Commission Subordinate Airport RB Series 2022B (AMT) (NR/A+)
1,565,000	5.000	01/01/2024	1,575,495
1,025,000	5.000	01/01/2025	1,045,577
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
100,000	3.000	12/01/2023	99,375
100,000	4.000	12/01/2024	99,312
Minnesota Special School District Refunding Certificates of Participation for Minnesota School District Credit Enhancement Program Series 2022C (Aa2/AAA)
4,260,000	5.000	02/01/2025	4,384,000
4,470,000	5.000	02/01/2026	4,696,508
9,385,000	5.000	02/01/2027	10,080,139
Regents of University of Minnesota GO Bonds Series 2013A (AA/Aa1)
3,185,000	4.000	02/01/2029	3,186,579

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Western Minnesota Municipal Power Agency Power Supply Revenue Refunding Bonds 2022 Series A (NR/NR)
$250,000	5.000%	01/01/2024	$ 252,089
375,000	5.000	01/01/2025	384,942
825,000	5.000	01/01/2026	863,054
640,000	5.000	01/01/2027	683,709

			33,834,918

Mississippi – 0.8%
Lowndes County Solid Waste Disposal and Pollution Control Refunding RB Series 2022 (NON-AMT) (Baa2/BBB)(a)(b)
10,500,000	2.650	04/01/2037	10,022,454
Mississippi Business Finance Corp Solid Waste Disposal RB Series 2002 (A-/A-2/NR)(a)(b)
1,000,000	2.200	03/01/2027	983,773
Mississippi Hospital Equipment & Facilities Authority Revenue Refunding Bonds Series 2020A-1 (BBB+/NR)(a)(b)
7,750,000	5.000	09/01/2044	8,002,534
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2018 (BBB/NR)(a)(b)
8,225,000	2.900	09/01/2032	8,210,810
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2020A (NON-AMT) (BBB/NR)(a)(b)
9,085,000	1.375	05/01/2034	8,655,510
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2020C (NON-AMT) (BBB/NR)(a)(b)
9,300,000	1.375	08/01/2027	8,860,346
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (Baa2/BBB)(a)(b)
1,175,000	1.600	08/01/2027	1,124,361

			45,859,788

Missouri – 0.9%
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
570,000	5.000	09/01/2023	570,698
600,000	5.000	09/01/2024	603,616
State of Missouri Environmental Improvement and Energy Resources Authority Environmental Improvement RB Series 2008 (A/NR)(a)(b)
4,000,000	3.500	05/01/2038	3,941,029
State of Missouri Health & Educational Facilities Authority Long Term Health Facilities RB for BJC Health System Series 2021B (Aa2/AA)(a)(b)
50,000,000	4.000	05/01/2051	50,833,700

			55,949,043

Montana – 0.2%
City of Forsyth, Rosebud County, Montana Pollution Control Revenue Refunding Bonds Northwestern Corporation Colstrip Project Series 2023 (NR/NR)
2,825,000	3.875	07/01/2028	2,833,885

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Montana – (continued)
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A3/A-)
$8,790,000	2.000%	08/01/2023	$ 8,781,708

			11,615,593

Nebraska – 0.3%
Douglas County Hospital Authority No. 2 RB Refunding for Children’s Hospital Obligated Group Series 2020 A (A1/NR)
110,000	5.000	11/15/2023	110,643
Omaha Public Power District Electric System Subordinated RB 2014 Series AA (Aa3/AA-)
6,020,000	4.000	02/01/2034	6,034,010
Sarpy County School District 0001 Bellevue Public School, State of Nebraska GO School Building Bonds Series 2017 (A1/NR)(c)
1,420,000	5.000	12/15/2027	1,546,686
Sarpy County School District GO Bonds for Gretna Public Schools Series 2022B (NR/AA-)
6,875,000	5.000	12/15/2027	7,172,364
Washington County Wastewater & Solid Waste Disposal Facilities Revenue Refunding Bonds Series 2012 (A/NR)(a)(b)
4,700,000	0.900	09/01/2030	4,442,214

			19,305,917

Nevada – 1.0%
City of Las Vegas Special Improvement District Local Improvement Refunding Bonds Series 2013 (NR/NR)
200,000	4.250	06/01/2024	200,685
35,000	5.000	06/01/2024	35,357
Clark County Airport System Junior Subordinate Lien Revenue Notes Series 2021B (A1/NR)
7,000,000	5.000	07/01/2027	7,368,488
Clark County Harry Reid International Airport Passenger Facility Charge Refunding RB Series 2022B (NR/NR)
1,625,000	5.000	07/01/2024	1,653,173
925,000	5.000	07/01/2025	958,445
675,000	5.000	07/01/2026	713,696
870,000	5.000	07/01/2027	936,915
Clark County Jet Aviation Fuel Tax Refunding RB Series 2022A (A1/NR)
750,000	5.000	07/01/2024	758,401
1,275,000	5.000	07/01/2025	1,304,505
1,000,000	5.000	07/01/2026	1,036,722
Clark County Pollution Control Refunding RB for Nevada Power Company Projects Series 2017 (NR/A+)(a)(b)
1,025,000	3.750	01/01/2036	1,028,579
County of Humboldt Nevada Pollution Control RB Refunding for Idaho Power Co. Series 2003 (A1/A-)
12,000,000	1.450	12/01/2024	11,556,937
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/A)
700,000	5.000	07/01/2025	722,438
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/A)
200,000	5.000	07/01/2024	203,018

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Las Vegas Valley Water District GO LT Water Refunding Bonds Series 2021A (Aa1/AA)
$13,020,000	5.000%	06/01/2024	$ 13,236,822
Las Vegas Valley Water District GO LT Water Refunding Bonds Series 2021C (Aa1/AA)
6,500,000	5.000	06/01/2024	6,608,245
13,660,000	5.000	06/01/2025	14,150,021

			62,472,447

New Hampshire – 0.4%
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-1 (A-/A-2/NR)(a)(b)
1,250,000	2.150	09/01/2025	1,227,437
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-2 (A-/A-2/NR)(a)(b)
5,000,000	2.150	07/01/2027	4,909,749
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-3 (A-/A-2/NR)(a)(b)
5,000,000	2.150	07/01/2033	4,909,749
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-4 (A-/A-2/NR)(a)(b)
3,000,000	2.150	08/01/2038	2,945,850
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
220,000	4.000	01/01/2024	219,335
285,000	4.000	01/01/2025	282,243
265,000	4.000	01/01/2026	260,506
250,000	4.000	01/01/2027	243,800
New Hampshire Housing Finance Authority Multi-Family Housing RB 2022 Series 1 (NON-AMT) (NR/Aaa)
1,010,000	2.650	08/01/2024	1,002,295
5,575,000	2.800	02/01/2025	5,524,338

			21,525,302

New Jersey – 4.9%
County of Morris GO Bonds for General Improvement and County College Series 2021 (Aaa/AAA)
4,615,000	2.000	02/01/2027	4,334,011
New Jersey Economic Development Authority RB Series 2005 (AMBAC) (BBB/Baa1)
15,030,000	5.500	09/01/2024	15,371,265
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (NR/B)
275,000	4.000	07/01/2023	275,000
320,000	4.000	01/01/2024	318,485
325,000	4.000	07/01/2024	321,931
New Jersey Economic Development Authority RB for School Facilities Construction Series 2014 UU (Baa1/BBB)
10,070,000	5.000	06/15/2040	10,215,739
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 E (AMT) (A1/A+)
3,100,000	0.850	12/01/2025	2,799,897

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (Baa1/BBB)(d)
(SIFMA Municipal Swap Index Yield + 1.25%)
$13,315,000	4.480%	09/01/2025	$ 13,328,958
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (Baa1/BBB)
6,500,000	5.000	06/15/2024	6,596,282
New Jersey Economic Development Authority School Facilities Construction Bonds 2016 Series AAA (A3/BBB+)(c)
9,870,000	5.000	12/15/2026	10,575,692
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds, 2024 Series SSS Forward Delivery (A2/A-)(h)
4,000,000	5.000	06/15/2026	4,084,588
2,480,000	5.000	06/15/2027	2,559,931
New Jersey Economic Development Authority Special Facility Revenue Refunding Bonds for Port Newark Container Terminal Project Series 2017 (NR/NR)
2,130,000	5.000	10/01/2026	2,181,613
1,680,000	5.000	10/01/2027	1,728,954
New Jersey Economic Development Authority State Lease RB for Offshore Wind Project 2023 Series A (Baa1/BBB+)
1,500,000	4.934	03/01/2025	1,480,823
1,000,000	4.927	03/01/2026	986,222
3,085,000	4.984	03/01/2027	3,050,162
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds for Goethals Bridge Replacement Project Series 2013 (NR/BBB+)
2,000,000	5.375	01/01/2043	2,005,638
New Jersey Economic Development Authority Water Facilities Refunding RB New Jersey- American Water Company, Inc. Project Series 2020B Bonds (AMT) (NR/A+)(a)(b)
3,495,000	3.750	11/01/2034	3,475,492
New Jersey Housing & Mortgage Finance Agency Multi-Family RB 2021 Series B (NON-AMT) (HUD SECT 8) (AA-/NR)
1,260,000	0.500	11/01/2023	1,247,693
1,595,000	0.650	05/01/2024	1,557,722
3,085,000	0.750	11/01/2024	2,975,772
2,310,000	0.900	11/01/2025	2,178,406
New Jersey Housing and Mortgage Finance Agency Multi-Family RB 2017 Series A (NON-AMT) (NR/AA-)
1,830,000	2.850	11/01/2025	1,806,682
New Jersey Housing and Mortgage Finance Agency Single Family Housing RB 2022 Series I (NON-AMT) (Aa2/AA)
2,675,000	2.800	10/01/2025	2,635,729
2,600,000	2.900	04/01/2026	2,558,452
New Jersey State Turnpike Authority RB Refunding Series 2017 D-1 (A2/A+)(d)
(1M USD LIBOR + 0.70%)
5,000,000	4.344	01/01/2024	5,001,509

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue Notes Series 2016A-1 (A3/A+)
$1,200,000	5.000%	06/15/2027	$ 1,255,484
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(f)
28,575,000	0.000	12/15/2028	23,537,725
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (Baa1/BBB)(f)
11,130,000	0.000	12/15/2025	10,188,912
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)(f)
46,955,000	0.000	12/15/2027	40,271,162
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (Baa1/BBB)
3,435,000	5.000	12/15/2023	3,457,488
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (Baa1/BBB)
6,180,000	5.000	12/15/2024	6,313,238
New Jersey Transportation Trust Fund Authority RB Refund for Transportation System Bonds Series 2018 A (Baa1/BBB)
2,000,000	5.000	12/15/2023	2,013,094
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (Baa1/BBB)
27,745,000	5.250	12/15/2023	27,956,939
New Jersey Transportation Trust Fund Authority Transportation Program Bonds, 2023 Series AA (A2/A-)
2,000,000	5.000	06/15/2024	2,029,066
1,615,000	5.000	06/15/2025	1,662,463
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2010 Series A (A3/BBB+)(f)
9,240,000	0.000	12/15/2029	7,316,508
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2018 Series A (A3/BBB+)
1,000,000	5.000	12/15/2028	1,092,199
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2019 Series A (A3/BBB+)
5,020,000	5.000	12/15/2026	5,295,277
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2021 Series A (A3/BBB+)
3,095,000	5.000	06/15/2026	3,235,516
New Jersey Turnpike Authority Turnpike RB Series 2014 A (A1/AA-)
8,650,000	5.000	01/01/2033	8,781,123
11,775,000	5.000	01/01/2034	11,949,822
Passaic County Improvement Authority Charter School RB for Paterson Arts & Science Charter School Project Series 2023 (NR/BBB-)
620,000	4.250	07/01/2033	624,889
Salem County Pollution Control Financing Authority Pollution Control RB for Philadelphia Electric Company Project 1993 Series A (NR/BBB)
1,645,000	4.450	03/01/2025	1,645,694

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017B (Baa1/NR)
$1,390,000	5.000%	01/01/2024	$ 1,391,629
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (A3/BBB+)
21,100,000	5.000	06/01/2027	22,689,887
Tobacco Settlement Financing Corp. Tobacco Settlement Bonds Series 2018A (A/NR)
1,495,000	5.000	06/01/2027	1,581,329
Union County Utilities Authority Resource Recovery Facility Lease Revenue Refunding Bonds for Covanta Union Series 2011A (AMT) (CNTY GTD) (NR/AA+)
4,615,000	5.250	12/01/2031	4,620,111

			294,562,203

New Mexico – 1.3%
City of Farmington Pollution Control Revenue Refunding Bonds 2010 Series B (NON-AMT) (BBB/NR)(a)(b)
12,500,000	3.000	06/01/2040	12,366,976
City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds Public Service Company of New Mexico San Juan Project 2010 Series D (NON-AMT) (NR/BBB)(a)(b)
5,195,000	3.900	06/01/2040	5,211,541
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB)(a)(b)
3,330,000	0.875	06/01/2040	2,946,895
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 C (Baa2/BBB)(a)(b)
10,000,000	1.150	06/01/2040	9,700,954
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 E (Baa2/BBB)(a)(b)
11,500,000	1.150	06/01/2040	11,156,097
New Mexico Finance Authority State Transportation Refunding RB for State Transportation Commission Subordinate Lien Series 2018A (NR/NR)
25,000,000	5.000	06/15/2024	25,428,728
New Mexico Hospital Equipment Loan Council Hospital System RB for Presbyterian Healthcare Services Series 2019B (Aa3/AA)(a)(b)
7,680,000	5.000	08/01/2049	7,908,255
State of New Mexico Severance Tax Bonds Series 2021A (Aa2/AA-)
5,000,000	5.000	07/01/2025	5,182,741
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
100,000	4.000	09/01/2024	100,418
175,000	4.000	09/01/2025	176,661

			80,179,266

New York – 12.8%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (NR/NR)
410,000	1.625	11/01/2025	383,244

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (Ba1/NR)
$500,000	5.000%	07/15/2023	$ 500,151
Build NYC Resource Corp. RB for Academic Leadership Charter School Project Series 2021 (NR/BBB-)
100,000	4.000	06/15/2026	98,778
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
120,000	4.000	06/15/2024	119,459
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
300,000	3.400	07/01/2027	292,967
Build NYC Resource Corporation RB Classical Charter Schools Project Series 2023A (NR/BBB-)
970,000	4.000	06/15/2033	950,875
Chautauqua County Capital Resource Corp. Exempt Facilities Revenue Refunding Bonds for NRG Energy Project Series 2020 (NR/NR)(a)(b)
5,185,000	4.250	04/01/2042	5,112,364
City of New York GO Bonds 2023 Series C (Aa2/AA)
3,000,000	5.000	08/01/2025	3,114,751
4,205,000	5.000	08/01/2026	4,462,662
City of New York GO Bonds 2023 Series D (Aa2/AA)
1,885,000	5.000	08/01/2025	1,957,102
City of New York GO Bonds Fiscal 2014 Series A (Aa2/AA)
12,175,000	5.000	08/01/2031	12,206,324
City of New York GO Bonds Fiscal 2021 Series A (Aa2/AA)
10,260,000	5.000	08/01/2026	10,888,683
City of Yonkers GO Serial Bonds Series 2022F (A3/AA)
175,000	5.000	11/15/2025	182,433
250,000	5.000	11/15/2026	266,172
200,000	5.000	11/15/2027	217,582
Empire State Development Corp. State Personal Income Tax RB Series 2022A (NR/NR)
21,000,000	5.000	09/15/2028	23,316,319
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (BBB+/NR)
125,000	5.000	12/01/2023	125,516
175,000	5.000	12/01/2024	177,534
200,000	5.000	12/01/2025	205,125
275,000	5.000	12/01/2026	285,019
Long Island Power Authority Electric System RB Series 2014C (NR/A)(b)(d)
	(1M USD LIBOR + 0.75%)
9,345,000	4.394	05/01/2033	9,349,080
Long Island Power Authority RB Refunding Series 2015 C (A2/A)(b)(d)
	(1M USD LIBOR + 0.75%)
16,445,000	4.394	05/01/2033	16,452,182
Long Island Power Authority RB Refunding Series 2020 B (A2/A)(a)(b)
8,000,000	0.850	09/01/2050	7,495,788

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Long Island Power Authority RB Refunding Series 2021 B (A2/A)(a)(b)
$15,000,000	1.500%	09/01/2051	$ 13,894,395
Long Island Power Authority RB Series 2021 (A2/A)
10,000,000	1.000	09/01/2025	9,306,474
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
4,250,000	4.000	11/15/2026	4,297,304
Metropolitan Transportation Authority Transportation RB Series 2012E (A3/BBB+)
1,005,000	4.000	11/15/2038	990,211
Metropolitan Transportation Authority Transportation RB Series 2013E (A3/BBB+)
4,895,000	5.000	11/15/2038	4,896,496
Metropolitan Transportation Authority Transportation RB Series 2014A-1 (A3/BBB+)
1,540,000	5.250	11/15/2039	1,541,995
Metropolitan Transportation Authority Transportation RB Series 2015A-1 (A3/BBB+)
490,000	5.000	11/15/2025	501,807
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2015C (A3/BBB+)
4,250,000	5.250	11/15/2028	4,403,028
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2015D-1 (BBB+/A3)
10,000,000	5.000	11/15/2033	10,246,746
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2017D (A3/BBB+)
1,075,000	5.000	11/15/2027	1,136,507
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3/BBB+)
3,000,000	5.000	11/15/2028	3,210,154
Metropolitan Transportation Authority Transportation Revenue Variable Rate Bonds for Transportation Revenue Variable Rate Refunding Bonds Subseries 2002G-1H (A3/WR/BBB+)(d)
	(SOFR + 0.60%)
16,750,000	3.990	11/01/2026	16,395,692
Metropolitan Transportational Authority Revenue Green Bonds Series 2019A (BBB+/A-)(a)(b)
56,070,000	5.000	11/15/2048	56,656,739
New York City GO Bonds Subseries 2006 C-4 (AGM) (Aa2/AA)(a)(b)
300,000	4.590	01/01/2032	300,000
New York City Housing Development Corp Multi-Family RB 2018 Series L-1 & 2018 Series L-2 (AA+/NR)(a)(b)
7,010,000	2.750	05/01/2050	6,970,957
New York City Housing Development Corp. RB Green Bond Series 2020 A-3 (Aa2/AA+)(a)(b)
10,500,000	1.125	05/01/2060	10,093,541
New York City Housing Development Corp. RB Series 2020 D-2 (FHA 542 (C)) (Aa2/AA+)(a)(b)
2,000,000	0.700	05/01/2060	1,899,471

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Housing Development Corp. Series F-2-B (Aa2/AA+)(a)(b)
$5,265,000	3.400%	11/01/2062	$ 5,202,306
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (FGIC) (Baa1/NR)(d)
	(MUNI-CPI + 0.87%)
2,505,000	4.918	03/01/2025	2,524,240
	(MUNI-CPI + 0.88%)
2,610,000	4.928	03/01/2026	2,649,936
	(MUNI-CPI + 0.89%)
2,725,000	4.938	03/01/2027	2,795,017
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (NATL) (Baa1/NR)(d)
	(MUNI-CPI + 0.86%)
2,405,000	4.908	03/01/2024	2,426,468
New York City Municipal Water Finance Authority Water and Sewer System Second General Resolution RB, Fiscal 2009 Subseries BB-1 (Aa1/AA-/A-1)(a)(b)
12,150,000	2.200	06/15/2039	12,150,000
New York City Transitional Finance Authority Building Aid RB Fiscal 2015 Series S-1 (Aa2/AA)
10,000,000	5.000	07/15/2033	10,279,743
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 1999 Series A-1 (Aa1/AAA)
3,925,000	5.000	11/01/2024	4,025,170
3,000,000	5.000	11/01/2028	3,328,647
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2014 Series D (Aa1/AAA)
10,000,000	5.000	02/01/2030	10,095,737
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2015 Series A (Aa1/AAA)
13,560,000	5.000	08/01/2032	13,789,195
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2023 Series B (Aa1/AAA)
8,020,000	5.000	11/01/2028	8,898,583
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2007 C-3 (AGM) (Aa1/AAA)(a)(b)
125,000	4.640	11/01/2027	125,000
New York City Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2023 Series A-2 (Aa1/AAA)(a)(b)
16,045,000	2.200	08/01/2052	16,045,000
New York Convention Center Development Corp. RB for New York City Hotel Unit Fee Revenue Series 2016 B (Baa2/NR)
540,000	5.000	11/15/2023	542,686
New York Convention Center Development Corp. RB Refunding for New York City Hotel Unit Fee Revenue Series 2015 (A2/NR)
25,000	5.000	11/15/2024	25,520
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 (NR/NR)(e)
1,805,000	5.150	11/15/2034	1,808,876

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Port Authority Consolidated Bonds 186th Series (Aa3/AA-)
$4,345,000	5.000%	10/15/2033	$ 4,397,470
New York Port Authority Consolidated Bonds 197th Series (Aa3/AA-)
4,000,000	5.000	11/15/2034	4,141,936
New York Port Authority Consolidated Bonds 207th Series (Aa3/AA-)
6,035,000	5.000	09/15/2027	6,386,150
New York Port Authority Consolidated Bonds 226th Series (Aa3/AA-)
3,750,000	5.000	10/15/2024	3,814,033
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
925,000	5.000	07/01/2024	933,391
970,000	5.000	07/01/2025	986,860
New York State Energy Research & Development Authority Pollution Control RB 2004 Series C (A-/A-)(a)(b)
17,000,000	2.625	04/01/2034	17,000,000
New York State Energy Research & Development Authority Pollution Control RB New York State Electric & Gas Corporation Project 2004 Series C (NR/NR)
2,280,000	4.000	04/01/2034	2,294,708
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (Baa1/A-)(a)(b)
27,750,000	7.138	07/01/2034	27,750,000
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (NR/NR)(a)(b)
3,710,000	1.100	11/01/2061	3,286,709
New York State Housing Finance Agency Affordable Housing 2022 Series D-2 (NR/Aa2)(a)(b)
22,000,000	3.100	05/01/2062	21,558,264
New York State Housing Finance Agency Affordable Housing RB 2022 Series F-2 (Aa2/NR)(a)(b)
18,000,000	3.850	05/01/2062	18,046,010
New York State Housing Finance Agency RB Series 2021 D-2 (SONYMA) (Aa2/NR)(a)(b)
8,500,000	0.650	11/01/2056	7,816,897
New York State Housing Finance Agency RB Series 2021 E-2 (SONYMA) (Aa2/NR)(a)(b)
5,000,000	0.650	11/01/2056	4,587,800
New York State Thruway Authority Personal Income Tax RB Series 2021A-1 (NR/AA+)
40,000,000	5.000	03/15/2028	43,928,160
New York State Thruway Authority Personal Income Tax RB Series 2022A (NR/AA+)
11,920,000	5.000	03/15/2028	13,090,592
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2022 (NR/NR)
9,360,000	5.000	12/01/2026	9,676,831
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
13,975,000	5.000	01/01/2024	14,028,498
8,000,000	5.000	01/01/2025	8,098,815
3,425,000	5.000	01/01/2026	3,498,971

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
$1,300,000	5.000%	12/01/2027	$ 1,383,397
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (NR/NR)
6,150,000	5.000	07/01/2041	6,146,780
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (NR/NR)
14,275,000	5.250	01/01/2050	14,292,021
New York Transportation Development Corp. Special Facilities RB for Laguardia Airport Terminal B Redevelopment Project Series 2018 (NR/NR)
4,975,000	5.000	01/01/2028	5,161,957
New York Transportation Development Corp. Special Facilities RB for Terminal 4 JFK International Airport Project Series 2020A (NR/NR)
500,000	5.000	12/01/2027	523,734
New York Transportation Development Corp. Special Facilities RB for Terminal 4 JFK International Airport Project Series 2022 (NR/NR)
11,500,000	5.000	12/01/2027	12,045,876
Onondaga County IDA Multifamily Housing RB for Baldwinsville Senior Housing Preservation Project Series 2022 (NR/NR)(a)(b)
7,087,000	4.000	12/01/2024	7,086,103
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
1,020,000	5.000	07/01/2025	1,023,035
1,080,000	5.000	07/01/2026	1,086,810
1,090,000	5.000	07/01/2027	1,102,465
Port Authority of New York Consolidated Bonds 185th Series (AMT) (Aa3/AA-)
2,495,000	5.000	09/01/2028	2,524,916
Port Authority of New York Consolidated Bonds 227th Series (Aa3/A+)
20,380,000	3.000	10/01/2028	19,626,922
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2019B-3 (A-/A3)(a)(b)
6,375,000	5.000	05/01/2048	6,565,459
State of New York Dormitory Authority Personal Income Tax RB Series 2020A (Aa1/NR)
24,620,000	5.000	03/15/2025	25,442,109
State of New York Dormitory Authority RB for St. Joseph’s College Series 2020A (NR/NR)
1,070,000	5.000	07/01/2027	1,108,598
State of New York Dormitory Authority Wagner College RB Series 2022 (NR/NR)
675,000	5.000	07/01/2026	692,478
705,000	5.000	07/01/2027	730,958
740,000	5.000	07/01/2028	776,207
The City of New York GO Bonds Tax-Exempt Bonds Series 1 (Aa2/AA)
1,000,000	5.000	08/01/2028	1,103,537

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
The City of New York GO Bonds Tax-Exempt Bonds Subseries F-1 (Aa2/AA)
$2,655,000	5.000%	08/01/2025	$ 2,756,555
1,000,000	5.000	08/01/2026	1,061,275
Triborough Bridge & Tunnel Authority General Revenue Variable Rate Refunding Bonds Subseries 2005B-4A (AA-/AA-)(b)(d)
	(SOFR + 0.38%)
6,360,000	3.770	01/01/2032	6,323,424
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds Series 2021C (NR/AA+)(a)(b)
40,900,000	5.000	05/15/2051	42,635,698
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Green Bonds Series 2022E (NR/AA+)
16,915,000	5.000	11/15/2027	18,383,273
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Refunding Bonds Series 2022B (NR/AA+)
14,925,000	5.000	05/15/2026	15,762,854
Triborough Bridge & Tunnel Authority Sales Tax RB Series 2023A (NR/AA+)
19,480,000	5.000	12/16/2024	19,953,524
Westchester County Local Development Corp. Revenue Refunding Bonds for Kendal on Hudson Project Series 2022B (NR/NR)
275,000	5.000	01/01/2027	280,638

			772,516,449

North Carolina – 2.2%
Charlotte-Mecklenburg Hospital Authority RB Series 2018E (AA-/NR)(a)(b)
6,500,000	0.800	01/15/2048	5,986,773
Charlotte-Mecklenburg Hospital Authority Variable Rate Health Care RB for Atrium Health Series 2021B (Aa3/AA-) (a) (b)
24,390,000	5.000	01/15/2050	24,949,290
City of Charlotte Water & Sewer System Refunding RB Series 2015 (Aaa/AAA)
10,000,000	5.000	07/01/2027	10,402,548
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019A (NON-AMT) (BBB/NR)(a)(b)
425,000	2.000	11/01/2033	415,215
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR)(a)(b)
450,000	2.000	11/01/2033	439,639
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (AMT) (Baa2/BBB)(a)(b)
2,150,000	2.100	03/01/2027	2,103,073
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (NR/BBB)(a)(b)
4,550,000	1.375	05/01/2034	4,334,901

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
County of Wake GO Public Improvement Bonds Series 2022A (Aaa/AAA)
$7,555,000	5.000%	02/01/2025	$ 7,786,660
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AA/Baa2)
750,000	5.000	07/01/2027	788,626
1,000,000	5.000	07/01/2028	1,067,133
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2015B (Aa1/NR)(c)
56,695,000	5.000	10/01/2025	59,172,730
North Carolina Turnpike Authority Triangle Expressway System Senior Lien Turnpike RB Anticipation Notes Series 2020 (NR/BBB)
1,000,000	5.000	02/01/2024	1,009,971
State of North Carolina Limited Obligation Bonds Series 2020B (Aa1/AA+)
13,610,000	5.000	05/01/2026	14,392,163

			132,848,722

North Dakota – 0.6%
Cass County Joint Water Resource District GO Bonds Series 2021 A (Aa3/NR)
18,895,000	0.480	05/01/2024	18,188,771
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (Baa2/NR)
2,000,000	5.000	12/01/2028	2,074,012
City of Grand Forks RB Refunding for Altru Health System Obligated Group Series 2021 (Baa2/NR)
125,000	5.000	12/01/2024	126,879
165,000	5.000	12/01/2025	166,694
225,000	5.000	12/01/2026	229,166
City of Horace Temporary Refunding Improvement Bonds Series 2022A (Baa2/NR)
6,050,000	3.250	08/01/2024	5,950,563
City of Horace Temporary Refunding Improvement Bonds Series 2022B (Baa2/NR)
5,375,000	4.000	01/01/2025	5,377,720
City of Williston Airport RB Series 2018 (A+/NR)(c)
1,655,000	5.000	11/01/2023	1,664,121
2,000,000	4.000	11/01/2023	2,004,682

			35,782,608

Ohio – 2.0%
Akron Bath Copley Joint Township Hospital District RB Refunding for Summa Health System Obligated Group Series 2020 (WR/NR)
125,000	5.000	11/15/2025	127,788
175,000	5.000	11/15/2026	180,652
American Municipal Power RB for Prairie State Energy Campus Project Refunding Series 2019B (A1/A)
1,255,000	5.000	02/15/2024	1,267,556
Bon Secours Mercy Health Hospital Facilities RB Series 2022B-1 (A1/A+)(a)(b)
20,000,000	5.000	10/01/2049	21,117,424

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-1 Class 1 (NR/A)
$7,500,000	1.809%	06/01/2025	$ 6,943,844
County of Cuyahoga Hospital RB Series 2017 (Baa3/BBB-)
2,200,000	5.000	02/15/2037	2,231,269
County of Cuyahoga OH RB Series 2017 (BBB-/Baa3)
3,000,000	5.000	02/15/2024	3,022,571
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
1,500,000	5.000	02/15/2025	1,525,118
Lancaster Port Authority Gas Supply Revenue Refunding Bonds Series 2019 (NR/NR)(a)(b)
12,140,000	5.000	08/01/2049	12,325,344
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (BBB/NR)(a)(b)
6,500,000	4.000	09/01/2030	6,443,538
3,750,000	4.250	11/01/2039	3,720,228
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (AMT) (BBB+/NR)(a)(b)
15,250,000	4.250	11/01/2040	15,188,306
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (Ba1/NR)
1,075,000	2.875	02/01/2026	1,015,291
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (Ba1/NR)
2,695,000	2.875	02/01/2026	2,545,312
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2005 A (AMT) (NR/BBB+)(a)(b)
3,750,000	2.100	01/01/2029	3,626,947
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014D (BBB+/NR)(a)(b)
5,000,000	1.900	05/01/2026	4,824,060
Ohio Higher Educational Facility Commission RB for University of Dayton RMKT 08/04/06 Series 2003 B (FGIC) (A2/A+)(d)
(MUNI-CPI + 1.12%)
165,000	9.322	12/01/2023	166,778
Ohio Higher Educational Facility Commission RB for University of Dayton Series 2006 A (AMBAC) (A2/A+)(d)
(MUNI-CPI + 1.12%)
480,000	9.322	12/01/2023	485,172
Ohio State RB Refunding for Premier Health Partners Obligated Group Series 2020 (Baa1/NR)
140,000	5.000	11/15/2024	141,996
280,000	5.000	11/15/2025	286,499
Ohio Water Development Authority Drinking Water Assistance Fund RB Series 2016 (Aaa/AAA)
4,080,000	4.000	12/01/2033	4,218,365
State of Ohio Cleveland Clinic Health System Obligated Group Hospital RB, Series 2019C (Aa2/AA)(a)(b)
5,810,000	2.750	01/01/2052	5,677,513

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
State of Ohio Common Schools GO Bonds Series 2017A (AA+/Aa1)
$6,245,000	5.000%	03/15/2037	$ 6,299,576
State of Ohio Common Schools GO Refunding Bonds Series 2020B (Aa1/AA+)
10,205,000	5.000	09/15/2024	10,439,705
State of Ohio Higher Educational Facility Revenue Refunding Bonds Series 2021B (AA-/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.23%)
4,400,000	3.460	12/01/2042	4,235,716

			118,056,568

Oklahoma – 0.7%
City of Tulsa GO Bonds Series 2021 (AA/NR)
9,300,000	1.000	11/01/2026	8,412,002
Independent School District Combined Purpose GO Bonds Series 2021B (AA/NR)
10,000,000	1.000	09/01/2025	9,338,492
Independent School District GO Combined Purposed Bonds Series 2021 (AA+/NR)
8,840,000	1.250	06/01/2026	8,036,953
Oklahoma County Independent School District Combined Purpose GO Bonds Series 2020A (AA/NR)
16,520,000	1.250	07/01/2024	16,034,984
Oklahoma Development Finance Authority Health System RB Series 2018B (BB+/NR)
500,000	5.000	08/15/2023	499,048
500,000	5.000	08/15/2024	492,671
Oklahoma Housing Finance Agency Collateralized RB Pioneer Plaza Apartments, Series 2023A (NR/NR)(a)(b)
575,000	4.000	06/01/2028	575,258
Oklahoma Turnpike Authority Oklahoma Turnpike System Second Senior RB Series 2018A (Aa3/AA-)
230,000	5.000	01/01/2036	243,070

			43,632,478

Oregon – 0.4%
Asante Health System Obligated Group Revenue Refunding Bonds Series 2020A (NR/A+)
500,000	5.000	08/15/2025	514,976
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (NR/BBB-)
200,000	5.000	03/01/2024	201,284
200,000	5.000	03/01/2025	202,554
North Clackamas School District No. 12 Clackamas County, Oregon GO Refunding Bonds, Series 2014 (Aa1/AA+)(c)
7,835,000	4.000	06/15/2024	7,898,027
Oregon Facilities Authority Revenue Refunding Bonds 2020 Series A (BBB+/NR)
400,000	5.000	10/01/2024	406,273
125,000	5.000	10/01/2026	128,990
State of Oregon Business Development Commission Recovery Zone Facility Bonds Series 232 (A+/NR)(a)(b)
13,050,000	2.400	12/01/2040	13,026,035

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
State of Oregon GO Bonds 2021 Series H (AA+/AA+)
$1,330,000	1.000%	08/01/2026	$ 1,220,654

			23,598,793

Pennsylvania – 3.4%
Allegheny County Higher Education Building Authority for Carnegie Mellon University for RB Series 2022A (NR/AA)(b)(d)
	(SOFR + 0.29%)
5,330,000	3.832	02/01/2033	5,180,476
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (Baa3/NR)
600,000	5.000	05/01/2028	626,731
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (NR/Baa3)
500,000	5.000	05/01/2025	507,517
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
760,000	5.000	10/01/2023	761,577
City of Philadelphia Airport Revenue Refunding Bonds Series 2017B (AMT) (A-/A2)
9,290,000	5.000	07/01/2025	9,497,826
City of Philadelphia Airport Revenue Refunding Bonds Series 2021 (AMT) (A2/NR)
5,750,000	5.000	07/01/2026	5,961,152
7,100,000	5.000	07/01/2027	7,473,752
City of Philadelphia Gas Works Revenue Refunding Bonds 13th Series (A/A3)
2,000,000	5.000	08/01/2030	2,057,826
City of Philadelphia GO Refunding Bonds Series 2015A (A/A2)
1,905,000	5.000	08/01/2025	1,973,595
Commonwealth Financing Authority RB Series 2015 (AGM) (A1/AA)
3,000,000	5.000	06/01/2025	3,104,798
County of Westmoreland GO Bonds Tax Exempt 2013 Series A (NR/NR)
55,000	5.000	12/01/2024	55,071
Cumberland County Municipal Authority RB Refunding for Messiah College Series 2020 SS3 (NR/A-)
2,195,000	2.345	11/01/2026	1,996,189
Delaware County Authority RB Refunding for Neumann University Series 2020 (NR/BBB)
235,000	5.000	10/01/2023	235,174
Delaware River Port Authority Port District Project Refunding Bonds Series 2022 (A3/A)
1,000,000	5.000	01/01/2025	1,027,982
1,050,000	5.000	01/01/2026	1,100,233
1,000,000	5.000	01/01/2027	1,068,295
Delaware Valley Regional Finance Authority Local Government RB 2022 Series B (A1/A+)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.40%)
17,860,000	3.630	03/01/2057	17,627,786
Delaware Valley Regional Finance Authority Local Government RB 2022 Series C (NR/A+)(b)(d)
	(SOFR + 0.49%)
13,580,000	3.880	03/01/2057	13,222,369

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
General Authority of Southcentral Pennsylvania RB Series 2019B (NR/AA-)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.60%)
$15,000,000	3.830%	06/01/2049	$ 14,966,571
Hospitals & Higher Education Facilities Authority of Philadelphia Hospital RB Series 2017 (BBB/BBB)
1,750,000	5.000	07/01/2023	1,750,000
Lehigh County General Purpose Authority RB Refunding for The Good Shepherd Obligated Group Series 2021 A (NR/A-)
735,000	4.000	11/01/2024	736,251
525,000	4.000	11/01/2025	523,545
570,000	4.000	11/01/2026	568,431
Lehigh County IDA Pollution Control Revenue Refunding Bonds for PPL Electric Utilities Corp. Project Series 2016B (NON-AMT) (NR/A+)
19,615,000	2.625	02/15/2027	18,847,475
Monroeville Finance Authority UPMC RB Series 2022B (A/A2)
400,000	5.000	02/15/2024	403,687
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A2/A)
650,000	5.000	09/01/2024	659,486
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series B (NR/BBB)
3,295,000	4.100	06/01/2029	3,369,521
Montgomery County IDA Exempt Facilities Revenue Refunding Bonds 2023 Series C (NR/BBB)(a)(b)
5,335,000	4.450	10/01/2034	5,432,902
Pennsylvania Economic Development Financing Authority Pollution Control Revenue Refunding Bonds Series 2008 (NON-AMT) (A/NR)
25,180,000	0.400	10/01/2023	24,909,416
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
1,600,000	4.000	07/01/2030	1,546,882
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Series 2009 (A-/A-2/NR)(a)(b)
14,680,000	0.950	12/01/2033	13,210,914
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Series 2019A (A-/A-2/NR)(a)(b)
6,500,000	1.750	08/01/2038	6,345,924
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (A-/A-2/NR)(a)(b)
7,440,000	1.100	06/01/2031	6,746,192
Pennsylvania Economic Financing Development Authority Sewage Sludge Disposal Revenue Refunding Bonds Series 2020 (NR/BBB+)
430,000	3.000	01/01/2024	428,630
505,000	3.000	01/01/2025	497,034
615,000	4.000	01/01/2026	612,968

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission RB Series 2018 B (A1/NR)(d)
(SIFMA Municipal Swap Index Yield + 0.70%)
$11,750,000	3.930%		12/01/2023	$ 11,751,522
Pennsylvania Turnpike Commission Revenue Refunding Bonds Motor License Fund Enhanced Turnpike Subordinate Special Revenue Refunding Bonds 1st Series 2016 (NR/A1)
1,875,000	5.000		12/01/2026	1,996,291
Pennsylvania Turnpike Commission Turnpike RB Series 2022 B (A1/NR)
155,000	5.000		12/01/2025	161,762
135,000	5.000		12/01/2026	143,733
185,000	5.000		12/01/2027	200,968
Pittsburgh Water & Sewer Authority System First Lien Revenue Refunding Bonds Series 2017C (AGM) (AA/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.65%)
11,605,000	0.710		09/01/2040	11,605,729
Southeastern Pennsylvania Transportation Authority RB for Asset Improvement Program Series 2022 (Aa3/NR)
495,000	5.000		06/01/2024	503,466
570,000	5.000		06/01/2025	590,340
750,000	5.000		06/01/2026	793,081
500,000	5.000		06/01/2027	540,553
State Public School Building Authority School Lease Revenue Refunding Bonds for Philadelphia School District Project Series 2016A (Baa3/AA)
2,525,000	5.000		06/01/2031	2,654,868
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 A (NR/BB-)
450,000	5.000		02/01/2024	392,674
Westmoreland County IDA Health System Tax Exempt RB Series 2020A (NR/NR)
450,000	4.000		07/01/2024	449,146
575,000	4.000		07/01/2025	570,329
625,000	4.000		07/01/2026	619,085

				208,007,725

Puerto Rico – 3.7%
Puerto Rico Commonwealth GO Bonds (NR/NR)(a)(g)(i)
2,991,497	0.000		11/01/2043	1,506,967
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR/NR)
253,518	5.250		07/01/2023	253,518
151,061	0.000	(f)	07/01/2024	144,697
505,630	5.375		07/01/2025	518,112
501,051	5.625		07/01/2027	527,585
492,922	5.625		07/01/2029	527,888
478,771	5.750		07/01/2031	522,920
584,255	0.000	(f)	07/01/2033	357,201
454,000	4.000		07/01/2033	431,329
408,086	4.000		07/01/2035	379,290
350,245	4.000		07/01/2037	314,319
476,200	4.000		07/01/2041	413,476
495,242	4.000		07/01/2046	418,419

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series RR (Baa2/NR)
$220,000	5.000%	07/01/2024	$ 220,046
Puerto Rico Electric Power Authority Power RB Series SS (Baa2/NR)
525,000	5.000	07/01/2025	525,195
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds PP (Baa2/NR)
215,000	5.000	07/01/2024	215,042
700,000	5.000	07/01/2025	700,136
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds VV (Baa2/NR)
190,000	5.250	07/01/2024	189,493
1,015,000	5.250	07/01/2025	1,004,381
145,000	5.250	07/01/2035	142,096
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A2/AA)(d)
(3M USD LIBOR + 0.52%)
55,400,000	4.227	07/01/2029	51,314,317
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL) (Baa2/NR)
150,000	5.250	07/01/2032	147,956
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(f)
16,647,000	0.000	07/01/2024	15,988,979
34,339,000	0.000	07/01/2027	29,160,157
15,164,000	0.000	07/01/2029	11,780,780
1,905,000	0.000	07/01/2031	1,359,016
7,175,000	0.000	07/01/2033	4,663,659
4,705,000	0.000	07/01/2046	1,321,774
3,833,000	0.000	07/01/2051	805,505
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,862,000	4.329	07/01/2040	1,770,819
56,000	4.536	07/01/2053	51,519
747,000	4.784	07/01/2058	707,956
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
93,188,000	4.500	07/01/2034	92,489,295
183,000	4.550	07/01/2040	178,788
1,345,000	4.750	07/01/2053	1,281,633
3,400,000	5.000	07/01/2058	3,314,554

			225,648,817

Rhode Island – 0.1%
City of Providence GO Refunding Bonds 2021 Series A (BBB+/NR)
450,000	5.000	01/15/2026	467,126
State of Rhode Island GO Bonds Consolidated Capital Development Loan Series 2022 A (Aa2/AA)
2,100,000	5.000	08/01/2025	2,184,618
2,210,000	5.000	08/01/2026	2,349,435

			5,001,179

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – 0.8%
City of Knowville GO Bonds Series 2021 (NR/AAA)
$12,170,000	5.000%	05/01/2024	$ 12,359,867
City of Memphis Sanitary Sewage System Revenue Refunding Bonds Series 2018 (Aa2/AA+)
2,245,000	4.000	10/01/2035	2,276,834
County of Knox Health, Educational & Housing Board Collateralized Multifamily Housing Bonds for Westview Towers Project Series 2022 (NR/AA+)(a)(b)
3,500,000	3.950	12/01/2027	3,488,571
Metropolitan Nashville Airport Authority Airport Improvement RB Series 2022B (A1/NR)
1,700,000	5.000	07/01/2026	1,762,428
1,525,000	5.000	07/01/2027	1,605,277
1,050,000	5.000	07/01/2028	1,118,511
Tennergy Corporation Gas Supply RB, Series 2019A (NR/NR)(a)(b)
9,465,000	5.000	02/01/2050	9,578,397
Tennessee State School Bond Authority Higher Education Facilities Second Program Bonds 2015 Series B (NR/AA+)(c)
10,000,000	5.000	11/01/2025	10,421,154
The Health and Educational Facilities Board of The City of Johnson City, Hospital Revenue Refunding Bonds, Ballad Health Series 2023A Long-Term Interest Rate Bonds (NR/A-)
1,125,000	5.000	07/01/2024	1,140,004
1,300,000	5.000	07/01/2025	1,334,603
The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Multifamily Housing RB Ben Allen Ridge Apartments Project Series 2022B (NR/NR)(a)(b)
1,135,000	3.850	02/01/2048	1,134,024
Town of Greeneville Health and Educational Facilities Board Hospital RB for Ballad Health Series 2018A (A3/A-)
1,555,000	5.000	07/01/2025	1,555,000

			47,774,670

Texas – 10.3%
Baytown Municipal Development District Combination Limited Sales Tax Revenue 3rd Lien Hotel RB Series 2021C (NR/AA-)
1,440,000	5.000	10/01/2038	1,462,613
Bexar County Housing Finance Corp. RB Refunding for Westcliffe Housing Foundation, Inc. Series 2004 (Aa1/NR)
170,000	3.750	02/01/2035	170,238
City of Austin Water & Wastewater System Revenue Refunding Bonds Series 2022 (NR/AA)
2,150,000	5.000	11/15/2024	2,205,672
1,000,000	5.000	11/15/2025	1,045,261
1,000,000	5.000	11/15/2026	1,066,671
1,500,000	5.000	11/15/2027	1,633,148
City of Celina Special Assessment Bonds for The Lake at Mustang Ranch Public Improvement District Phase#1 Project Series 2020 (BAM) (NR/AA)
305,000	4.000	09/01/2025	308,298
320,000	4.000	09/01/2026	325,621
335,000	4.000	09/01/2027	342,950
350,000	4.000	09/01/2028	359,386

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Dallas Housing Finance Corp. Multifamily Housing RB for Highpoint at Wynnewood Series 2022 (NR/NR)(a)(b)
$2,900,000	3.500%	02/01/2044	$ 2,862,094
City of Denton Independent School District Variable Rate UT Building Bonds Series 2014-B (CASH) (NR/NR)(a)(b)(c)
1,220,000	2.000	08/01/2024	1,203,803
City of Denton, GO Refunding and Improvement Bonds, Series 2023 (NR/AA+)(h)
6,135,000	5.000	02/15/2025	6,311,719
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
135,000	4.000	08/15/2023	135,014
140,000	4.000	08/15/2024	140,182
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR) (f)
70,000	0.000	09/01/2023	69,530
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
405,000	4.000	09/01/2023	405,184
City of Houston Combined Utility System First Lien Revenue Refunding Bonds Series 2014C (Aa2/AA)
6,550,000	5.000	05/15/2027	6,638,302
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
75,000	5.000	08/15/2023	75,043
City of Kyle Special Assessment RB for 6 Creeks Public Improvement District Project Series 2023 (NR/NR)(e)
329,000	4.125	09/01/2028	328,153
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
310,000	3.000	09/15/2024	308,413
320,000	3.000	09/15/2025	317,272
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (NR/AA)
285,000	4.000	09/15/2025	288,218
295,000	4.000	09/15/2026	299,829
305,000	4.000	09/15/2027	311,844
City of Mesquite, Dallas and Kaufman Counties Special Assessment RB, Series 2023 Heartland Town Center Public Improvement District Phase 2 Specific Improvements Project (NR/NR)(e)
235,000	4.000	09/01/2030	234,990
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(e)
109,000	2.500	09/01/2026	100,650
City of Princeton, Collin County Special Assessment RB, Series 2020 Arcadia Farms Public Improvement District Phases 3 and 4 Project (NR/NR)(e)
98,000	2.875	09/01/2025	94,359

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton, Collin County Special Assessment RB, Series 2020 Winchester Public Improvement District Phase 1 and 2 Project (NR/NR)(e)
$150,000	2.750%	09/01/2025	$ 143,985
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(e)
200,000	3.750	09/15/2024	198,328
City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)(e)
159,000	5.000	09/15/2028	160,467
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015A (A+/AA-)(a)(b)
27,875,000	1.750	02/01/2033	27,130,102
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015C (A+/AA-)(a)(b)
36,630,000	1.750	12/01/2045	35,651,144
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2020 (A+/AA-)(a)(b)
10,750,000	1.750	02/01/2049	10,150,218
City of San Antonio Electric and Gas Systems Fixed and Variable Rate Junior Lien Revenue Refunding Bonds Series 2022 (Aa3/A+)(a)(b)
12,000,000	2.000	02/01/2049	10,980,614
City of San Antonio Water System Variable Rate Junior Lien RB Series 2013F (AA/NR)(a)(b)
20,000,000	1.000	05/01/2043	17,686,826
Clear Creek Independent School District GO Bonds RMKT 08/14/20 Series 2013 B (PSF-GTD) (NR/AAA)(a)(b)
15,000,000	0.500	02/15/2035	14,932,627
Cypress Fairbanks Independent School District UT Refunding Bonds Series 2015 (Aa1/AAA)
8,645,000	4.000	02/15/2034	8,685,594
Denton County Permanent Improvement Refunding Bonds Series 2016 (Aaa/AAA)
2,000,000	4.000	07/15/2033	2,029,682
Denton Independent School District Variable Rate UT Bonds Series 2014-B (NR/NR)(a)(b)(c)
705,000	2.000	08/01/2024	695,640
Ector County Hospital District GO Refunding Bonds Series 2020 (Baa2/BBB-)
450,000	5.000	09/15/2024	453,386
450,000	5.000	09/15/2025	455,638
620,000	5.000	09/15/2026	633,640
Fort Bend Independent School District GO Bonds Series 2020 B (PSF-GTD) (NR/AAA)(a)(b)
6,105,000	0.875	08/01/2050	5,733,870
Goose Creek Consolidated Independent School District GO Bonds RMKT 08/16/21 Series 2014 B (PSF-GTD) (Aaa/AAA)(a)(b)
4,000,000	0.600	02/15/2035	3,685,476

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Hale Center Education Facilities Corp. Revenue Improvement and Revenue Refunding Bonds Series 2022 (NR/BBB+)
$450,000	5.000%	03/01/2024	$ 452,916
475,000	5.000	03/01/2025	481,201
675,000	5.000	03/01/2026	687,760
990,000	5.000	03/01/2027	1,016,695
Harris County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding Bonds for Memorial Hermann Health System Series 2020C (A1/A+)(a)(b)
8,260,000	5.000	06/01/2032	8,414,786
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A1/A+)(d)
	(SIFMA Municipal Swap Index Yield + 1.05%)
5,685,000	4.280	06/01/2024	5,724,057
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Children’s Hospital Obligated Group Series 2019 B (Aa2/AA)(a)(b)
23,835,000	5.000	10/01/2041	24,261,015
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Obligated Group Series 2019 B (A1/AA-)(a)(b)
8,940,000	0.900	05/15/2050	8,406,488
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (Aa1/AA-)(d)
	(3M USD LIBOR + 0.67%)
45,255,000	4.235	08/15/2035	45,236,821
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
95,000	3.000	09/01/2023	94,894
Houston Independent School District LT Refunding Bonds Series 2023A (NR/AAA)
11,975,000	5.000	02/15/2025	12,332,411
Houston Independent School District Variable Rate LT Schoolhouse Bonds Series 2014A-2 (PSF-GTD) (Aaa/AAA)(a)(b)
10,000,000	3.500	06/01/2039	10,022,398
Klein Independent School District UT Refunding Bonds Series 2016A (Aa1/AAA)
2,805,000	4.000	08/01/2034	2,835,321
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(c)(f)
12,000,000	0.000	08/15/2024	4,214,071
Leander Independent School District UT School Building Bonds Series 2014 C (NR/NR)(c)(f)
4,175,000	0.000	08/15/2024	1,939,823
Leander Independent School District UT School Building Bonds Series 2022 (NR/AAA)
1,200,000	5.000	08/15/2024	1,224,323
1,200,000	5.000	08/15/2025	1,247,364
1,145,000	5.000	08/15/2026	1,214,428
1,000,000	5.000	08/15/2027	1,082,332

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Love Field Airport Modernization Corp. General Airport Revenue Refunding Bonds Series 2021 (NR/A)
$3,615,000	5.000%	11/01/2026	$ 3,756,109
Lower Colorado River Authority Transmission Contract Refunding RB for LCRA Transmission Services Corp. Project Series 2022A (NR/NR)
500,000	5.000	05/15/2024	506,911
250,000	5.000	05/15/2025	258,016
1,000,000	5.000	05/15/2026	1,050,240
680,000	5.000	05/15/2027	727,972
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (Baa2/A-)(a)(b)
3,375,000	0.900	05/01/2030	3,352,801
Mission Economic Development Corporation Solid Waste Disposal RB Waste Management, Inc. Project Series 2023A (NR/A-/A-2)(a)(b)
3,700,000	4.250	06/01/2048	3,707,973
North East Independent School District Variable Rate UT Refunding Bonds, Series 2023 (Aaa/NR)(a)(b)(h)
15,090,000	3.600	08/01/2052	15,084,109
North Texas Tollway Authority System Revenue Refunding Bonds Second Tier Bonds Series 2022B (A2/A+)
4,000,000	5.000	01/01/2026	4,175,710
Northside Independent School District Variable Rate UT School Building Bonds Series 2020 (PSF-GTD) (NR/AAA)(a)(b)
32,150,000	0.700	06/01/2050	30,358,981
Northside Independent School District, Bexar County, Variable Rate UT School Building Bonds, Series 2023B (Aaa/NR)(a)(b)
4,000,000	3.000	08/01/2053	3,932,985
Northwest Independent School District UT School Building Bonds Series 2022A (Aa2/NR)
1,705,000	5.000	02/15/2024	1,723,611
Pasadena Independent School District Variable Rate UT School Building Bonds (PSF-GTD) (AAA/NR)(a)(b)
3,845,000	1.500	02/15/2044	3,744,474
Port Arthur Independent School District UT School Building Bonds Series 2015A (PSF) (Aaa/NR)(c)
6,225,000	5.000	02/15/2025	6,402,594
San Antonio Housing Trust Public Facility Corp. Multifamily Housing RB for Country Club Village Series 2022 (NR/NR)(a)(b)
3,625,000	4.000	08/01/2026	3,640,003
Spring Branch Independent School District UT Schoolhouse Bonds Series 2022 (Aa1/AAA)
4,520,000	5.000	02/01/2024	4,567,642
3,905,000	5.000	02/01/2025	4,022,309
1,110,000	5.000	02/01/2026	1,164,559
1,000,000	5.000	02/01/2027	1,070,201
State of Texas College Student Loan GO Bonds Series 2016 (Aaa/AAA)
4,275,000	5.500	08/01/2027	4,596,730

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Tarrant County Cultural Education Facilities Finance Corp. Hospital RB for Baylor Scott & White Health Project Series 2022E (Aa3/AA-)(a)(b)
$4,045,000	5.000%	11/15/2052	$ 4,202,871
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A2/A-)(d)
	(3M USD LIBOR + 0.70%)
6,925,000	4.420	12/15/2026	6,886,917
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A2/A-)(d)
	(SIFMA Municipal Swap Index Yield + 0.55%)
7,535,000	3.780	09/15/2027	7,442,619
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (NR/BBB+)
1,950,000	5.000	12/15/2024	1,972,262
Texas Municipal Gas Acquisition and Supply Corp. II RB for LIBOR Index Rate Series 2012 C (A2/A-)(d)
	(3M USD LIBOR + 0.69%)
109,575,000	4.354	09/15/2027	109,007,511
Texas Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (NR/BBB+)
5,715,000	5.000	12/15/2028	5,869,841
Texas Private Activity Bond Surface Transportation Corp. Senior Lien RB for NTE Mobility Partners Segments 3 LLC Series 2013 (NR/NR)
3,805,000	6.750	06/30/2043	3,819,783
Texas Public Finance Authority RB Refunding for Southern University Series 2021 (NR/NR)
350,000	5.000	05/01/2024	352,901
490,000	5.000	05/01/2025	497,108
520,000	5.000	05/01/2026	534,219
Texas State Technical College System Revenue Financing System Improvement Bonds Series 2022A (A2/AA)
1,100,000	5.000	08/01/2024	1,118,709
1,450,000	5.000	08/01/2025	1,500,147
1,750,000	5.000	08/01/2026	1,840,376
1,300,000	5.000	08/01/2027	1,390,935
Texas Transportation Commission Central Texas Turnpike System RB 2nd Tier Revenue Refunding Bonds Series 2015-C (Baa1/A-)
2,850,000	5.000	08/15/2042	2,867,678
Texas Transportation Commission GO Mobility Fund Refunding Bonds, Series 2014 (Aaa/AAA)(c)
5,145,000	4.000	04/01/2024	5,176,859
Texas Transportation Commission State Highway Fund First Tier RB Series 2016-B (AAA/NR)
46,000,000	0.560	04/01/2026	41,576,157
Texas Water Development Board State Water Implementation Revenue Fund for Texas RB Series 2022 (NR/NR)
500,000	5.000	04/15/2024	506,972
1,090,000	5.000	10/15/2024	1,116,858
1,300,000	5.000	04/15/2025	1,344,984
1,625,000	5.000	10/15/2025	1,696,322
1,265,000	5.000	04/15/2026	1,334,658

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Water Development Board State Water Implementation Revenue Fund for Texas RB Series 2022 (NR/NR) – (continued)
$1,850,000	5.000%	10/15/2026	$ 1,973,342
1,200,000	5.000	04/15/2027	1,294,462
1,450,000	5.000	10/15/2027	1,579,013
Tomball Independent School District Variable Rate UT School Building Bonds Series 2014B (PSF-GTD) (AAA/NR)(a)(b)
4,700,000	0.260	02/15/2039	4,496,271
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR) (NR/NR)(e)
237,000	2.375	09/01/2026	216,065
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)(e)
386,000	4.375	09/01/2027	384,097
University of Houston Board of Regents System Consolidated Revenue Refunding Bonds Series 2017C (Aa2/AA)
10,000,000	4.000	02/15/2033	10,184,144
Westside 211 Special Improvement District Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Road Bonds, Series 2021 (Baa3/NR)
285,000	2.000	08/15/2028	254,435
Westside 211 Special Improvement District Limited Ad Valorem Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022 (Baa3/NR)
160,000	5.000	08/15/2023	160,130
85,000	5.000	08/15/2024	85,785
85,000	5.000	08/15/2025	86,350
90,000	5.000	08/15/2026	92,089
90,000	5.000	08/15/2027	92,990
95,000	5.000	08/15/2028	98,620
100,000	5.000	08/15/2029	104,433
110,000	5.000	08/15/2030	115,316
115,000	5.000	08/15/2031	120,571
120,000	5.000	08/15/2032	125,458
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (NR/NR)
260,000	2.000	08/15/2024	250,965
270,000	2.000	08/15/2026	250,074

			621,206,025

Utah – 0.2%
Salt Lake City International Airport RB Series 2021A (A2/A)
2,500,000	5.000	07/01/2027	2,631,603
7,420,000	5.000	07/01/2028	7,900,654
Utah Telecommunication Open Infrastructure Agency Sales Tax & Telecommunication Revenue Refunding Bonds Series 2022 (NR/AA-)
220,000	5.000	06/01/2024	223,111
250,000	5.000	06/01/2025	257,422
250,000	5.000	06/01/2026	261,729
300,000	5.000	06/01/2027	319,524

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Utah Transit Authority Sales Tax Revenue Refunding Bonds Series 2015A (Aa3/AA-)(c)
$1,250,000	5.000%	06/15/2025	$ 1,295,503

			12,889,546

Virginia – 2.2%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (Baa2/BBB)
36,645,000	5.000	11/01/2023	36,784,240
Chesapeake Redevelopment and Housing Authority Multifamily Housing RB Hunters Point Apartments, Series 2023 (NR/NR)(a)(b)
1,650,000	5.000	05/01/2043	1,697,340
Commonwealth of Virginia Commonwealth Transportation Board Capital Projects RB Series 2016 (Aa1/AA+)
11,855,000	4.000	05/15/2032	12,077,097
Halifax County IDA Recovery Zone Facility RB Series 2010A (NON-AMT) (A2/BBB+)(a)(b)
5,000,000	1.650	12/01/2041	4,865,945
Hampton Roads Transportation Authority Accountability Commission Transportation Fund Senior Lien Bond Anticipation Notes Series 2021A (Aa2/A+)
14,325,000	5.000	07/01/2026	15,154,628
Henry County Industrial Development Authority Grant Anticipation RB Series 2019 B (A1/NR)
5,625,000	2.000	11/01/2023	5,591,549
Louisa Industrial Development Authority RB Virginia Electric and Power Co. Series 2008 B (A2/BBB+)(a)(b)
2,500,000	0.750	11/01/2035	2,291,504
Norfolk Redevelopment and Housing Authority Multifamily Housing RB Braywood Manor Apartments, Series 2023 (NR/NR)(a)(b)
1,710,000	5.000	05/01/2043	1,759,522
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (Aa1/AA+)
2,535,000	1.400	12/01/2023	2,513,096
Virginia Housing Development Authority Rental Housing Bonds 2018 Series E-NON-AMT (AA+/NR)
10,506,203	0.670	03/01/2025	9,992,620
Virginia Port Authority Commonwealth Port Fund RB Series 2015 (Aa1/AA+)(c)
2,000,000	5.000	07/01/2025	2,049,369
Virginia Port Authority Commonwealth Port Fund RB Series 2015 (AMT) (Aa1/AA+)(c)
2,150,000	5.000	07/01/2025	2,203,071
Virginia Small Business Financing Authority Environmental Facilities RB for Pure Salmon Virginia LLC Project Series 2022 (NR/NR)(a)(b)
15,000,000	3.500	11/01/2052	14,969,542
Virginia Small Business Financing Authority RB Refunding National Senior Campuses, Inc. Obligated Group Series 2020 A (NR/NR)
700,000	5.000	01/01/2025	710,192
1,250,000	5.000	01/01/2026	1,280,194

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Wise County IDA Solid Waste & Sewage Disposal RB Series 2009A (BBB+/NR)(a)(b)
$12,500,000	0.750%	10/01/2040	$ 11,457,519
Wise County IDA Solid Waste & Sewage Disposal RB Series 2010A (NON-AMT) (BBB+/NR)(a)(b)
6,895,000	1.200	11/01/2040	6,688,875

			132,086,303

Washington – 2.1%
City of Seattle Municipal Light & Power Refunding RB 2021 Series B (AA/NR)(b)(d)
(SIFMA Municipal Swap Index Yield + 0.25%)
10,000,000	3.480	05/01/2045	9,832,386
Clark County Evergreen School District UT GO Bonds Series 2022 (Aa3/NR)
1,615,000	5.000	12/01/2024	1,658,231
Issaquah School District UT GO Refunding Bonds Series 2022 (Aaa/AA+)
765,000	4.000	12/01/2024	775,033
960,000	5.000	12/01/2025	1,003,927
1,975,000	5.000	12/01/2026	2,110,029
1,500,000	4.000	12/01/2027	1,576,104
King County Housing Authority RB Refunding Series 2020 (NR/AA)
225,000	3.000	06/01/2024	222,911
280,000	3.000	06/01/2025	276,286
King County Junior Lien Sewer RB Refunding Series 2020 A (Aa2/AA)(a)(b)
10,000,000	0.625	01/01/2032	9,827,214
King County Junior Lien Sewer Revenue Refunding Bonds 2021 Series A (AA/NR)(b)(d)
(SIFMA Municipal Swap Index Yield + 0.23%)
11,250,000	3.460	01/01/2040	10,970,097
King County Renton School District UT GO Bonds Series 2023 (Aa3/NR)
1,000,000	5.000	12/01/2025	1,042,682
King County Sewer Improvement Refunding RB 2016 Series B (Aa1/AA+)
12,500,000	4.000	07/01/2033	12,791,606
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series 2015B (A1/AA-)
4,545,000	5.000	03/01/2033	4,617,525
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series 2021C (A1/AA-)
4,995,000	5.000	08/01/2024	5,062,554
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series 2022B (AMT) (A1/AA-)
2,000,000	5.000	08/01/2028	2,136,743
State of Washington Various Purpose GO Bonds Series 2022A (Aaa/AA+)
5,885,000	5.000	08/01/2027	6,385,701
State of Washington Various Purpose GO Bonds Series 2022C (Aaa/AA+)
5,125,000	5.000	02/01/2026	5,384,699

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
State of Washington Various Purpose GO Refunding Bonds Series R-2018C (Aaa/AA+)
$13,825,000	5.000%	08/01/2024	$ 14,110,016
State of Washington Various Purpose GO Refunding Bonds Series R-2022C (AA+/Aaa)
10,000,000	4.000	07/01/2026	10,309,580
Washington Economic Development Finance Authority Environmental Facilities Revenue Refunding Bonds for Mura Cascade ELP LLC Project Series 2022 (NR/NR)(a)(b)(e)
10,000,000	3.900	12/01/2042	9,977,543
Washington Health Care Facilities Authority RB for CommonSpirit Health Series 2019A-1 (Baa1/A-)
1,300,000	5.000	08/01/2025	1,329,485
Washington Health Care Facilities Authority RB for CommonSpirit Health Series 2019A-2 (Baa1/A-)
3,260,000	5.000	08/01/2025	3,333,939
Washington Health Care Facilities Authority RB for CommonSpirit Health Series 2019B-2 (Baa1/A-)(a)(b)
5,000,000	5.000	08/01/2049	5,101,518
Washington Health Care Facilities Authority RB for Fred Hutchinson Cancer Research Center Series 2015 (A2/NR)(c)
1,500,000	5.000	07/01/2025	1,555,999
Washington Healthcare Facilities Authority RB Series 2019B-1 (A-/BBB+) (a) (b)
7,445,000	5.000	08/01/2049	7,493,921

			128,885,729

West Virginia – 0.4%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Series 2010A (A-/A-)(a)(b)
4,645,000	0.625	12/01/2038	4,226,987
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Series 2011A (A-/A-)(a)(b)
5,650,000	1.000	01/01/2041	5,242,764
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/A-)(a)(b)
10,350,000	3.000	06/01/2037	9,861,664
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds Kentucky Power Company – Mitchell Project, Series 2014A (NR/BBB)(a)(b)
2,675,000	4.700	04/01/2036	2,680,775

			22,012,190

Wisconsin – 0.9%
County of Dane GO Bonds Series 2020 A (NR/AAA)
3,290,000	2.000	04/01/2026	3,107,059
Moraine Park Technical College District, Wisconsin GO School Building and Facility Improvement Bonds, Series 2022-23C (Aaa/NR)
1,500,000	6.000	04/01/2025	1,574,645

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Pollution Control Revenue Refunding Bonds for Duke Energy Progress Project Series 2022A (NON-AMT) (NR/A)(a)(b)
$5,145,000	3.300%	10/01/2046	$ 5,115,328
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
1,925,000	4.000	01/01/2026	1,898,119
2,000,000	4.000	01/01/2027	1,955,420
1,720,000	4.000	01/01/2028	1,665,014
1,790,000	4.000	01/01/2029	1,713,274
Public Finance Authority Student Housing RB Series 2020A (AGM) (AA/NR)
160,000	4.000	07/01/2024	160,640
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (Baa3/NR)(f)
9,579,000	0.000	12/15/2027	7,491,647
Waushara County Note Anticipation Notes Series 2022A (A+/NR)
5,260,000	4.500	06/01/2027	5,382,945
Wisconsin Health & Educational Facilities Authority RB for Marshfield Clinic Health System Series 2020B-2 (NR/A-)(a)(b)
10,690,000	5.000	02/15/2051	10,991,490
Wisconsin Health & Educational Facilities Authority RB Series 2018C-4 (AA/AA)(b)(d)
(SIFMA Municipal Swap Index Yield + 0.65%)
4,000,000	3.880	08/15/2054	4,000,579
Wisconsin Health & Educational Facilities Authority RB Series 2020 for Hmong American Peace Academy (BBB/NR)
120,000	4.000	03/15/2024	119,365
125,000	4.000	03/15/2025	123,604
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3/AA)(b)(d)
(SIFMA Municipal Swap Index Yield + 0.18%)
3,315,000	3.410	08/15/2054	3,215,050
Wisconsin Housing & Economic Development Authority Home Ownership RB 2021 Series D (GNMA/FHLMC/FNMA COLL) (AA/NR)(b)(d)
(SIFMA Municipal Swap Index Yield + 0.15%)
6,755,000	3.380	03/01/2042	6,715,007

			55,229,186

TOTAL MUNICIPAL BONDS (Cost $6,059,992,514)			$5,997,430,503

TOTAL INVESTMENTS – 99.1% (Cost $6,059,992,514)			$5,997,430,503

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			54,109,472

NET ASSETS – 100.0%			$6,051,539,975

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable Rate Demand Instruments - rate shown is that which is in effect on June 30, 2023. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on June 30, 2023.

(c)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(d)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Zero coupon bond until next reset date.

(h)	When-issued security.

(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BAM	— Build America Mutual Assurance Co.
BHAC	— Berkshire Hathaway Assurance Corp.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
CFD	— Community Facilities District
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
HUD SECT 8	— Hud Section 8
IDA	— Industrial Development Agency
LIBOR	— London Interbank Offered Rates
LP	— Limited Partnership
LT	— Limited Tax
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RB	— Revenue Bond
RMKT	— Remarketed
RR	— Revenue Refunding
SD CRED PROG	— School District Credit Program
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
SONYMA	— State of New York Mortgage Agency
ST APPROP	— State Appropriation
UT	— Unlimited Tax
UPMC	— University of Pittsburgh Medical Center
WR	— Withdrawn Rating

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designees). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2023:

DYNAMIC MUNICIPAL INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$8,176,468,819	$—
Corporate Bonds	—	9,238,687	31,690,878

Total	$—	$8,185,707,506	$31,690,878

Derivative Type

Liabilities(a)
Futures Contracts	$(3,491,638)	$—	$—

HIGH YIELD MUNICIPAL FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$9,255,827,488	$—
Corporate Bonds	—	26,231,949	60,040,161

Total	$—	$9,282,059,437	$60,040,161

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$140,692	$—

MUNICIPAL INCOME COMPLETION FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$171,808,931	$—
Corporate Bonds	—	83,375	1,408,425

Total	$—	$171,892,306	$1,408,425

Derivative Type

Liabilities(a)
Futures Contracts	$(62,468)	$—	$—

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION TAX-FREE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$5,997,430,503	$—

Total	$—	$5,997,430,503	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (together, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks refer to the risks of loss resulting from insufficient documentation, or legality or enforceability of a contract. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Geographic and Sector Risk — If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Fund may purchase the securities of issuers that are in default.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — The Funds may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, these Funds would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.